Registration No. 33-44670

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 32

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 224

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 362-2384
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Depositor's Telephone Number, including Area Code

Doug Hodgson
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Premier Variable Annuity Contract

It is proposed that this filing will become effective (check appropriate box)

_____    immediately upon filing pursuant to paragraph (b) of Rule 485
__X__    on May 1, 2016 pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____     on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B

PREMIER VARIABLE

This prospectus is dated May 1, 2016

This prospectus describes Premier Variable Annuity, a group variable annuity, contract for employer-sponsored qualified and non-qualified retirement plans (the “Contract”), issued by Principal Life Insurance Company (the “Company”) and is designed to aid in retirement planning. The Company no longer offers or issues the Contract. This prospectus is only for the use of current Contractholders. The Contract is funded with the Principal Life Insurance Company Separate Account B (“Separate Account”). The assets of the Separate Account divisions (“divisions”) are invested in the following underlying mutual funds:

Fidelity Variable Insurance Products – Initial Class	Principal Variable Contracts Funds, Inc. – Class 1 (cont.)
• Government Money Market Portfolio(1)	• LargeCap Growth Account
Principal Variable Contracts Funds, Inc. – Class 1	• LargeCap Growth I Account
• Balanced Account	• LargeCap S&P 500 Index Account
• Core Plus Bond Account	• LargeCap Value Account
• Diversified International Account	• MidCap Account
• Equity Income Account	• Real Estate Securities Account
• Government & High Quality Bond Account	• SmallCap Account
• International Emerging Markets Account	• Strategic Asset Management Balanced Portfolio(2)

(1)	All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.

(2)	This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
This prospectus provides information about the Contract and the Separate Account that an investor ought to know before investing. It should be read and retained for future reference.
Additional information about the Contract, including a Statement of Additional Information (“SAI”), dated May 1, 2016, has been filed with the Securities and Exchange Commission (“SEC”). The SAI is part of this prospectus. The table of contents of the SAI appears at the end of this prospectus. A copy of the SAI can be obtained, free of charge, upon request by writing or calling:

Principal Securities, Inc.
Des Moines, IA 50392-2080
Telephone: 1-800-633-1373

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds which should be kept for future reference.
The Contract offered by this prospectus may not be available in all states. This prospectus does not constitute an offer to sell, or solicitation of any offer to buy, any interest in or participation in the Contract in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contract other than those contained in this prospectus.

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GLOSSARY OF SPECIAL TERMS
Aggregate Investment Account Value – The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.
Annual Average Balance – The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the Contract and other Plan assets which correlate to a Plan Participant that are not allocated to the Contract or an Associated or Companion Contract but for which the Company provides recordkeeping services (“Outside Assets”), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.
Annuity Change Factor – The factor used to determine the change in value of a Variable Annuity in the course of payment.
Annuity Commencement Date – The beginning date for Annuity Payments.
Annuity Premium – The amount applied under the Contract to purchase an annuity.
Annuity Purchase Date – The date an Annuity Premium is applied to purchase an annuity.
Associated Contract – An annuity contract issued by the Company to the same Contractholder to fund the same or a comparable Plan as determined by the Company.
Commuted Value – The dollar value, as of a given date, of remaining Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.
Companion Contract – An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contractholder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.
Contract Date – The date this Contract is effective, as shown on the face page of the Contract.
Contract Year – A period beginning on a Yearly Date and ending on the day before the next Yearly Date.
Contractholder – The entity to which the Contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.
Contributions – Amounts contributed under the Contract which are accepted by the Company.
Deposit Year – The twelve-month period ending on a day selected by the Contractholder.
Division – The part of the Separate Account B which is invested in shares of an underlying mutual fund.
Employer – The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.
Flexible Income Option – A periodic distribution from the Contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.
Funding Agent – An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the Contract. Funding Agent will also mean the Company where the Contractholder directs the Company to transfer such amounts from the Contract described in this prospectus to another group annuity contract issued by the Company to the Contractholder.
Internal Revenue Code (“Code”) – The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.
Investment Account – An account that correlates to a Plan Participant established under the Contract for each type of Contribution and for each Division in which the Contribution is invested.

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Investment Account Value – The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such Investment Account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.

Mutual Fund – A registered open-end investment company in which a Division of the Separate Account B invests.

Net Investment Factor – The factor used to determine the change in Unit Value of a Division during a Valuation Period.

Notification – Any form of notice received by the Company at the Company’s home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles and photocopies.

Owner of Benefits – The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all Contracts except Contracts used for General Creditor Non-Qualified Plans (see “Summary”) wherein the Contractholder is the Owner of Benefits.

Plan – The Plan established by the Employer in effect on the date the Contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the Contract.

Plan Participant – A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased Plan Participant, or (iii) an alternate payee under a Qualified Domestic Relations Order in whose name an Investment Account has been established under this Contract.

Qualified Domestic Relations Order – A Qualified Domestic Relations Order as defined in Code Section 414 (p)(1)(A).

Quarterly Date – The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.

Separate Account B – A separate account established by the Company under Iowa law to receive Contributions under the Contract offered by this prospectus and other contracts issued by the Company. It is divided into each of which invest in a corresponding underlying mutual fund.

Termination of Employment – A Plan Participant’s termination of employment with the Employer determined under the Plan and as reported to the Company.

Unit Value – The value of a unit of a Division of the Separate Account.

Valuation Date – The date as of which the net asset value of an underlying mutual fund is determined.

Valuation Period – The period between the time as of which the net asset value of an Investment Account is determined on one Valuation Date and the time as of which such value is determined on the next following Valuation Date.

Variable Annuity Payments – A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the LargeCap Value Division of the Separate Account. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.

Variable Annuity Reserves – The reserves held for annuities in the course of payment for the Contract.

Yearly Date – The Contract Date and the same day of each year thereafter.

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SYNOPSIS

The following tables describe the fees and expenses that a Contractholder will pay when they own and/or surrender the Contract. The first table describes the fees and expenses that a Contractholder will pay at the time that the Contract is surrendered or cash value transferred between Investment Options.

Contractholder transaction expenses
Sales charge imposed on purchase payments (as a percentage of purchase payments)	none
Transaction Fees (as a percentage of amount surrendered) • guaranteed maximum • current	• the lesser of $25 or 2.00% of each unscheduled partial surrender after the 12th in a Contract Year • none
Transfer Fee • guaranteed maximum • current

•
the lesser of $30 or 2.00% of each unscheduled transfer after the 12th in a Contract Year plus a $15 charge if transfers are made via paper instruction
•
none (if transfer instructions are received via our toll-free number); a $15 charge is imposted if transfers are made via paper instruction

Documentation Expense • Principal Standard Plan • Principal Custom-written plan initial plan document plan amendments summary plan booklet • Plan not provided by Principal - summary plan booklet	$350 $1,000 $500 $500 minimum $100

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The next table describes the fees and expenses that a Contractholder will pay periodically during the time that they own the Contract, not including underlying mutual fund fees and expenses.

Contractholder periodic expenses
Separate Account Annual Expenses (as a percentage of average account value) • guaranteed maximum • current	1.25% 0.42%
Annual Recordkeeping Expense paid quarterly(1) • maximum charge (5,000 plan participants or more) • minimum charge (1 through 25 plan participants)	$10 per participant + $25,316 $2,250
Annual Recordkeeping Expense for Outside Assets(2) • maximum charge (5,000 plan participants or more) • minimum charge (1 through 25 plan participants)	$4.50 per member + $11,392 $1,000
Location Fee • one location • each additional location	none $150 per quarter for each employee location
Flexible Income Option (if elected by the Owner of Benefits)	$25 per year

(1)
If reports are provided annually, the recordkeeping expense is reduced by 9%; if the Company performs no more than one non-discrimination test in a Deposit Year the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed); and the recordkeeping expense is increased by 10% if the standard reporting format is not used.

(2)	The charge calculated will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services.

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Contractholder may pay periodically during the time that they own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2015

	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees and other expenses)	0.25%	1.37%

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractholder transaction expenses, contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.

This Example assumes

•	the Plan Participant invests $10,000 in the Contract for the time periods indicated;

•	the investment has a 6% return each year; and

•	the maximum annual fees and operating expenses for any underlying mutual fund as of December 31, 2015 (without voluntary waivers of fees by the underlying fund, if any).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If the Owner of Benefits Surrenders the Contract at the End of the Applicable Time Period				If the Owner of Benefits Does Not Surrender the Contract at the End of the Applicable Time Period
Separate Account Divisions	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Total Underlying Mutual Fund Operating Expenses (1.37%)	$183	$571	$993	$2,207	$183	$571	$993	$2,207
Minimum Total Underlying Mutual Fund Operating Expenses (0.25%)	$69	$217	$382	$877	$69	$217	$382	$877

SUMMARY

The following summary should be read in conjunction with the detailed information appearing elsewhere in this prospectus.

The group variable annuity contract described in this prospectus was issued by the Company and designed to aid in retirement planning. The Contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis. As of January 1, 2006, the contract was no longer offered or issued.

Contributions
The Contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under “Federal Tax Status.” Contributions may also be limited by the Plan. The Company may also limit contributions on 60 days’ notice.

All Contributions made pursuant to the Contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of the Separate Account. A complete list of the divisions available under this Contract may be found in the Table of Separate Account Divisions later in this prospectus. Each Division Invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for the underlying mutual fund.

The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the LargeCap Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.

NOTE :	All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.

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Contribution may be made by personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks or foreign checks.

Distributions, Transfers, and Withdrawals
Variable Annuity Payments will be made on and after a Plan Participant’s Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the mutual fund underlying the LargeCap Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See “Income Benefits.”)

Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this Contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See “Withdrawals and Transfers.”) In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts that correlate to the Plan Participant at any time prior to the Plan Participant’s termination of employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. See “Withdrawals and Transfers.” Note that withdrawals before age 59 ½ may involve an income tax penalty. See “Federal Tax Status.” No withdrawals are permitted after the Annuity Purchase Date.
THE COMPANY
The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24,1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the Company’s current organizational structure.
THE SEPARATE ACCOUNT
Separate Account B was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of the Contract will equal the total of the contributions made under the Contract.
The Separate Account is not affected by the rate of return of the Company’s General Account or by the investment performance of any of the Company’s other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of the Company’s other businesses.

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The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.
The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of your purchase payments.
In a low interest rate environment, yields for the Money Market division, after deduction of all applicable Contract and rider charges, may be negative even though the underlying money market fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a Money Market division or participate in a scheduled automatic transfers program or Automatic Portfolio Rebalancing program where the Contract value is allocated to a Money Market division, that portion of your Contract value allocated to the Money Market division may decrease in value.
THE UNDERLYING MUTUAL FUNDS
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.
The Company purchases and sells shares of the underlying mutual funds for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, the advisor and, if applicable, sub-advisor for, each division.
Deletion or Substitution of Divisions
The Company reserves the right to make certain changes if, in the Company’s judgment, they best serve your interests or are appropriate in carrying out the purpose of the Contract. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, the Company will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Voting Rights
The Company votes shares of the underlying mutual funds owned by the Separate Account according to the instructions of the person that holds the voting interest in the units of the division.
The Company will notify the person that holds the voting interest in the units of shareholder meetings of the mutual funds underlying the divisions.
During the accumulation period, the owner of benefits is the person having the voting interest in the units of the Division attributable to the Investment Accounts which correlate to the Plan Participant. The number of units held in the Separate Account which are attributable to each Investment Account is determined by dividing the Investment Account value attributable to a Division of the Separate Account by the net asset value of one share of the underlying mutual fund.

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During the annuity period, the person then entitled to variable annuity payments has the voting interest in the units of the Division attributable to the variable annuity. The number of units held in the Separate Account which are attributable to each variable annuity is determined by dividing the reserve for the variable annuity by the net asset value of one share of the underlying mutual fund. The voting interest in the shares of the underlying mutual fund attributable to the variable annuity will ordinarily decrease during the annuity period since the reserve for the variable annuity decreases due to the reduction in the expected payment period.
The Company determines the number of underlying fund shares the owner of benefits or payees of variable annuities may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. The Company will send the owner of benefits or payees of variable annuities proxy materials and instructions for the owner of benefits or payees of variable annuities to provide voting instructions to the Company. The Company will arrange for the handling and tallying of proxies received. If no voting instructions are received, the Company will vote those shares in the same proportion as shares for which the Company received instructions. In the event that applicable law changes or the Company are required by regulators to disregard voting instructions, the Company may decide to vote the shares of the underlying mutual funds in its own right.

NOTE:	Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
DEDUCTIONS UNDER THE CONTRACT
A mortality and expense risks charge is deducted under the Contract. There are also deductions from and expenses paid out of the assets of the underlying mutual fund as described in the Fund’s prospectus.
Mortality and Expense Risks Charge
Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the Contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and (ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of the Separate Account held with respect to the Contract. The charge is equivalent to a simple annual rate of 0.42%. The Company does not believe that it is possible to specifically identify that portion of the 0.42% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be 0.28% for the mortality risks and 0.14% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risk assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.
Transaction Fee
The Company reserves the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the twelfth unscheduled partial surrender in a Contract Year. The fee will be taken by redeeming a sufficient number of units from the Investment Account(s) from which the unscheduled partial surrender is made by an amount equal to the fee. If the Investment Account(s) from which the withdrawal is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the Plan Participant’s other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the fee. If the amounts in the Plan Participant’s Investment Accounts are insufficient to permit the full amount of the fee to be taken, the amount of the unscheduled partial surrender will be reduced by an amount equal to the fee.
Transfer Fee
The Company also reserves the right to charge a transfer fee of the lesser of $30 or 2% of each unscheduled transfer after the twelfth unscheduled transfer in a Contract Year. The fee will be taken by redeeming a sufficient number of units from the Investment Account(s) from which the unscheduled transfer is made by an amount equal to the fee. If the Investment Account(s) from which the unscheduled transfer is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the Plan Participant’s other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the fee.

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OTHER EXPENSES
The Contractholder is obligated to pay additional expenses associated with the servicing of the Contract and the Plan in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. The Contractholder, in its sole discretion, elects whether to pay these expenses directly or directs the Company to deduct the fees from the Investment Accounts that correlate to a Plan Participant. If expenses are deducted from the Investment Accounts, the charges will be allocated among Investment Accounts which correlate to the Plan Participant in proportion to the relative value of such Investment Accounts and will be effected by canceling a number of units in each such Investment Account equal to such Investment Account’s proportionate share of the deductions. Please see Appendix A for services available under the contract.
SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY
It is not anticipated that any divisible surplus will ever be distributable to the Contract in the future because the Contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.
THE CONTRACT
The Contract is significantly different from a fixed annuity. The owner of a variable annuity assumes the risk of investment gain or loss (as to amounts in the divisions) rather than the Company. The amount available for annuity payments under the Contract is not guaranteed and varies with the investment performance of the underlying mutual funds. There can be no assurance that the owner’s investment objectives will be achieved.
The Contracts were issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company issued a pre-retirement certificate describing the benefits under the Contract to Plan Participants who reside in a state that requires the issuance of such certificates. Contributions that correlate to a Plan Participant are allocated to and invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. After complete allocation instructions have been received by the Company, all future Contributions will be allocated to the chosen Divisions as of the end of the Valuation period in which such Contributions are received. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions as described above and the LargeCap Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.
A.    Contract Values and Accounting Before Annuity Commencement Date
1.    Investment Accounts
An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of the Separate Account in which such Contribution is invested.
Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity benefits, (b) paid to the Owner of Benefits or the beneficiary, (c) transferred in accordance with the provisions of the Contract or (d) cancelled to pay the recordkeeping expenses for a Plan Participant where Termination of Employment, retirement or death has occurred or for an alternate payee under a Qualified Domestic Relations Order.
Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to the Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.

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2.    Unit Value
The Unit Value for a Contract which participates in a Division of the Separate Account determines the value of an Investment Account consisting of contributions allocated to that Division. The Unit Value for each Division for the Contract is determined on each day on which the net asset value of its underlying mutual fund is determined. The Unit Value for a Valuation Period is determined as of the end of that valuation period. The investment performance of the underlying mutual fund and deducted expenses affect the Unit Value.
For this series of Contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division’s Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of Contracts for the later Valuation Period.
3.    Net Investment Factor
Each Net Investment Factor is the quantitative measure of the investment performance of each Division of the Separate Account.
For any specified Valuation Period the Net Investment Factor for a Division for this series of Contracts is equal to
a)    the quotient obtained by dividing (i) the net asset value of a share of the underlying mutual fund as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the mutual fund during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the mutual fund as of the end of the immediately preceding Valuation Period, reduced by
b)    a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.42%.
The amounts derived from applying the rate specified in subparagraph b) above and the amount of any taxes referred to in subparagraph a) above will be accrued daily and will be transferred the Separate Account at the discretion of the Company.
4.    Hypothetical Example of Calculation of Unit Value for all Divisions Except the Money Market Division
The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an underlying mutual fund share is $14.8000; that there were no dividends or other distributions made by the underlying mutual fund and no adjustment for taxes since the last determination; that the net asset value of an underlying mutual fund share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day.
To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000115, which is the rate for one day that is equivalent to a simple annual rate of 0.42%. The result, 1.0013417, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013417) which produces a current Unit Value of $1.01990281.
5.    Hypothetical Example of Calculation of Unit Value for the Money Market Division
The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an underlying mutual fund share is $1.0000; that a dividend of 0.0328767 cents per share was declared by the underlying mutual fund prior to calculation of the net asset value of the underlying mutual fund share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an underlying mutual fund share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.
To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($0.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals 1.0003288. Deduct from this amount the mortality and expense risks charge of 0.0000115 (the proportionate rate for one day based on a simple annual rate of 0.42%). The result (1.0003173) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003173), resulting in a current Unit Value of $1.0165959.

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B.    Income Benefits
Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.
1.    Variable Annuity Payments
The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the LargeCap Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the LargeCap Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the LargeCap Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a LargeCap Value Division Investment Account will be the Valuation Date immediately preceding July 1.
The Annuity Commencement Date must be no later than the date the Plan Participant is required to take a required distribution under the Internal Revenue Code. See “Federal Tax Status.”
a.    Selecting a Variable Annuity
Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 59 ½, separated from service, or is totally disabled. See “Federal Tax Status” for a discussion of required distributions and the federal income tax consequences of distributions.
At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by Notification, select one of the annuity options described below (see “Forms of Variable Annuities”). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.
b.    Forms of Variable Annuities
Because of certain restrictions contained in the Code and regulations thereunder, an annuity option is not available under a contract used to fund a TDA Plan or 401(a) Plan unless (i) the joint or contingent annuitant is the Plan Participant’s spouse or (ii) on the Plan Participant’s Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant’s beneficiary (or contingent annuitant, if applicable).
An Owner of Benefits may elect to have Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment would be less than $20, the Company may, at its sole option, pay the Investment Account Values in full settlement of all benefits otherwise available.

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Variable Life Annuity with Monthly Payments Certain for Zero, Five, Ten, Fifteen or Twenty Years or Installment Refund Period – a Variable Annuity which provides monthly payments during the Plan Participant’s lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)
The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called “installment refund period”) consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.
Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant’s lifetime, it would be possible for the Owner of Benefits to receive no annuity payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.
Joint and Survivor Variable Life Annuity with Monthly Payments Certain for Ten Years – a Variable Annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)
Joint and Two-Thirds Survivor Variable Life Annuity – a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.
Variable Life Annuity with One-Half Survivorship – a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.
Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.
Other Options – Other Variable Annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.

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c.    Basis of Annuity Conversion Rates
Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.
Title VII applies only to employers with 15 or more employees. However, certain state Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.
The Contract offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant’s pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.
For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if sex distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the “1983 Table a for Individual Annuity Valuation” projected with Scale G to the year 2001, set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.
The Contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the Contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.
The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.
d.    Determining the Amount of the First Variable Annuity Payment
The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.

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e.    Determining the Amount of the Second and Subsequent Monthly Variable Annuity Payments
The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the mutual fund underlying the LargeCap Value Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the LargeCap Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.
Each Annuity Change Factor for the LargeCap Value Division for a calendar month is the quotient of 1) divided by 2), below:
1)    The number which results from dividing (a) the Contract’s Unit Value for the LargeCap Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (b) the Contract’s Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.
2)    An amount equal to one plus the effective interest rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.
f.    Hypothetical Example of Calculation of Variable Annuity Payments
Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the LargeCap Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the LargeCap Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of 1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).
2.    Flexible Income Option
Instead of Variable Annuity Payments an Owner of Benefits may choose to receive Income Benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Aggregate Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant’s spouse. If the Notification does not specify from which Investment Accounts the, flexible income payments are to be made, flexible income payments will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Flexible income payments will end, however, on the date no amounts remain in such Investment Accounts or the date such Investment Accounts are paid or applied in full as described below. Flexible income payments will be subject to the following:
a.    The life expectancy of the Plan Participant and the Plan Participant’s spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.
b.    Flexible income payments may begin any time after the Flexible Income Option is requested. Flexible income payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit’s Annuity Commencement Date.

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c.    Flexible income payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Values which correlate to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Code.
d.    If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this prospectus.
e.    Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.
An Owner of Benefits may request a flexible income payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested flexible income payment would reduce the total value of such Investment Accounts to a total balance of less than $1,750 then such request will be a deemed request for the total of such Investment Accounts.
The Owner of Benefits may request termination of the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company’s receipt of the Notification or the first Valuation Date of such subsequent month as requested.
If the Owner of Benefits chooses the Flexible Income Option, an additional charge of $25.00 will be deducted annually on a pro rata basis from the Investment Accounts which correlate to the Plan Participant.
C.    Payment on Death of Plan Participant
1.    Prior to Annuity Purchase Date
If a Plan Participant dies prior to the Annuity Purchase Date, the Company, upon receipt of due proof of death and any waiver or consent required by applicable state law, will pay the death benefit in accordance with the provisions of the Plan. The amount of the death benefit is determined by the terms of the Plan. The Owner of Benefits may elect to (1) leave the assets in the contract to the extent permitted by applicable law; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death, (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness.), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.
A beneficiary may elect to have all or a part of the amount available under this contract transferred to any Companion Contract. Alternatively, this Contract may accept all or part of the amount available under a Companion Contract to establish Investment Account or Accounts for a beneficiary under this Contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.
An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary’s life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary’s Annuity Purchase Date will be the first day of the

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calendar month specified in the election, but in no event prior to the first day of the calendar month following the date the Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary’s Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The election must be in writing. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to all beneficiaries under this Contract. The beneficiary will receive a written description of the options available.
2.    Subsequent to Annuity Purchase Date
Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.
D.    Withdrawals and Transfers
1.    Cash Withdrawals
The Contract is designed for and intended to be used for retirement Plans. However, subject to any Plan limitations, any restrictions imposed by provisions of the Code or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date. The Code generally provides that distributions from the Contracts (except those used for Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 59½, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for 457 Plans, unforeseen emergencies). Withdrawals before age 59 ½ may involve an income tax penalty. See “Federal Tax Status.”
The procedure with respect to cash withdrawals is as follows:
a.    The Plan must allow for such withdrawal.
b.    The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.
c.    If a certificate has been issued to the Owner of Benefits the Company may require that any requests be accompanied by such certificate.
d.    If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, if any, the amount paid will be reduced to satisfy such charges.
Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Investment Account divided by the Unit Value for the Division of Separate Account in which the Investment Account is invested for the Valuation Period in which the cancellation is effective. Units will also be cancelled to cover any charges assessed under (d) above.
(Special Note: Under the Texas Education Code, Plan Participants under Contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see “Federal Tax Status” for a description of further withdrawal restrictions.)
2.    Transfers Between Divisions
Upon Notification, all or a portion of the value of an Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution. Transfers may be made at any time before the Annuity Purchase Date.

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A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from the Investment Account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of units in the Investment Account to which the transfer is made. The number of units credited will be equal to the amount transferred to the Investment Account divided by the Unit Value of the Division of the Separate Account in which the Investment Account is invested for the Valuation Period in which the transfer is effective.
3.    Transfers to the Contract
If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.
4.    Transfers to a Companion Contract
If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this Contract to the Companion Contract will not be permitted if this Contract has accepted, within the six-month period preceding the proposed transfer from this Contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in “Transfers Between Divisions.”
5.    Special Situation Involving Alternate Funding Agents
The Contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder. The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers will be subject to the recordkeeping expense.
6.    Postponement of Cash Withdrawal or Transfer
Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem underlying mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities Exchange Commission as a result of which (i) disposal by the underlying mutual fund of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the underlying mutual fund to fairly determine the value of its net assets; or (c) the Securities and Exchange Commission so permits by order for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.

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7.    Loans
The Company will not make available a loan option for the Contract.
E.    Other Contractual Provisions
1.    Contribution Limits
The Contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under “Federal Tax Status.” Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days’ notice.
2.    Assignment
No benefits in the course of payment under a Contract used to fund a TDA Plan, 401(a) Plan, governmental 457(b) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such Contracts shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for Contracts used for tax exempt 457(b) Plans, 457(f) Plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder’s general creditors.
Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.
3.    Cessation of Contributions
A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days’ notice to the Contractholder. Following a cessation of Contributions all terms of the Contract will continue to apply except that no further Contributions may be made.
4.    Changes in the Contract
The terms of a Contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.
The Company may unilaterally change the Contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may add Divisions to the Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, the Net Investment Factors, the Annuity Purchase Rates and the Annuity Change Factors; the guaranteed annuity conversion rates; the Recordkeeping Expense; and the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts.
However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by a governmental agency to which the Company is subject. In addition, no change in the guaranteed annuity conversion rates will take effect for a current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the recordkeeping expense will not take effect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take effect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.

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Furthermore, the Company may, on 60-days’ notice to the Contractholder affected by the change, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.
STATEMENT OF VALUES
The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.
SERVICES AVAILABLE BY TELEPHONE
Telephone Transactions. The following transactions may be exercised by telephone by any Owner of Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-547-7754. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after the close of the New York Stock Exchange or on a day when the Company is not open for business will be effective the next business day. Plan Participants may obtain daily account information, investment information and counselor assistance by calling the toll free number.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller’s name, daytime telephone number, social security number and/ or birthdate and sending a written confirmation of the transaction to the Owner of Benefits’ address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.
DISTRIBUTION OF THE CONTRACT
The Contract is no longer offered.
PERFORMANCE CALCULATION
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The Contract was not offered prior to July 15, 1992. Certain of the underlying funds were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares and do not included the effects of the subsequent class’ annual fees and expenses. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a seven-day period (which period will be

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stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment.
In addition, from time to time, the Separate Account may advertise its “yield” for the Bond & Mortgage Securities Division and Government High Quality Bond Division for these Contracts. The “yield” of the Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.
FEDERAL TAX STATUS
It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see “Principal Life Insurance Company Separate Account B”.)
A.    Taxes Payable by Owners of Benefits and Annuitants
The Contract offered in connection with this prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law or deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the Contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the taxpayer and the type of payments from which taxes are withheld.
Contributions to Contracts used for Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in Contracts used to Fund Creditor - Exempt Non-qualified Retirement Plans may receive tax-deferred treatment of the earnings, until distributed from the Contract as retirement benefits.

1.	Tax-Deferred Annuity Plans – (Section 403(b) Annuities for Employees of Certain Tax-Exempt Organizations or Public Educational Institutions)
Contributions. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate contributions do not exceed the limitations prescribed by section 402(g) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.
For 2016, an individual’s voluntary salary reduction contributions under section 403(b) are generally limited to $18,000; additional catch-up contributions up to $6,000 are permitted for those age 50 and older. Combined employer and salary reduction contributions are generally limited to the lesser of 100% of the participant’s compensation, or $53,000. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.
Taxation of Distributions. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 ½, (2) severance from employment, (3) death, (4) disability, (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon), (6) plan termination or qualified reservist distribution.

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All distributions from a section 403(b) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding if they are eligible rollover distributions. Distributions received before the recipient attains age 59½ generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments, (7) not in excess of tax deductible medical expenses, (8) qualified reservist distributions or (9) distribution for certain natural disaster victims.
Required Distributions. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 70½ or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 70½.

However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed by December 31 of the calendar year that contains fifth anniversary of the Plan Participant’s death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. In certain instances the distributions may be payable over the remaining life expectancy of the deceased owner. If the surviving spouse is the beneficiary of the contract, the surviving spouse may have additional distribution options. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant’s death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a contract on December 31, 1986, are not subject to these minimum distributions requirements. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.
Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) and eligible retirement plans. If an eligible rollover distribution is taken as a direct rollover to an IRA or other eligible retirement plans the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such an indirect rollover must be completed within 60 days of receipt of the distribution.
2.    457 Plans
Contributions. Under section 457 of the Code, there are three types of 457 plans. Tax exempt 457(b), governmental 457(b) and 457(f), Tax exempt 457(b) plans, and 457(f) plans may only be established for a select group of management or highly compensated employees and/or independent contractors.
These plans allow individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. For 2016, participants in a tax exempt 457(b) or a governmental 457(b) may defer both employee and employer contributions up to the 402(g) limit, $18,000. Catch up contributions of $6,000 are also allowed for those age 50 and older. The amounts which are deferred may be used by the employer to purchase the Contract. The amounts in a tax exempt 457(b) plan and a 457(f) plan are owned by the employer and are subject to the claims of the employer’s creditors. The amounts which are deferred for a governmental 457(b) plan are held for the exclusive benefit of the participants and beneficiaries.

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Taxation of Distributions. For a governmental 457(b) plan, the amounts are taxable to the participant in the year they are distributed. For a tax exempt 457(b), the amounts are taxable to the participant in the year they are paid or otherwise made available. Amounts otherwise made available may be deferred in certain circumstances. For a 457(f) plan, amounts are taxable to the participant at the time there is no substantial risk of forfeiture.
Distributions Before Separation from Service. Distributions for tax exempt 457(b) plans and governmental 457(b) plans are not permitted until severance from employment except for unforeseeable emergencies, certain de minimis withdrawals and the calendar year in which participant reaches age 70 ½. Distributions from 457(f) plans may be allowed at certain times as allowed by a plan document.
Required Distributions. The minimum distribution requirements for tax exempt 457(b) plans and governmental 457(b) plans are generally the same as for those for qualified plans and section 403(b) plans. There are no minimum distribution requirements for 457(f) plans.
Tax Free Transfers and Rollovers. Federal income tax law permits rollovers from governmental 457(b) plans to another eligible retirement plan or IRA. Federal tax law does not permit rollovers from tax exempt 457(b) plans or 457(f) plans to any other retirement plan or IRA. Federal tax law does permit the transfer from one tax exempt 457(b) plan to another.
3.    401(a) Plans
Contributions. Under Section 401(a) of the Code, payments made by employers to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate contributions do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.
For 2016, an individual’s voluntary salary reduction contributions for a 401(k) plan are generally limited to $18,000. In addition, an individual over age 50 may make a “catch-up” contribution of up to $6,000.
For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 100% of includible compensation or $53,000.
Taxation of Distributions. Distributions are restricted. These restrictions require that no distributions of employee elective salary deferrals will be permitted prior to one of the following events: (1) attainment of age 59½, (2) severance from employment, (3) death, (4) disability, (5) plan termination, or (6) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans. Please consult with the terms of your plan to determine the applicable distribution restrictions.
To the extent distributions do not represent voluntary after-tax distributions, distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 ½ generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments, (7) not in excess of tax deductible medical expenses, (8) qualified reservist distributions or (9) distribution for certain natural disaster victims.
Required Distributions. Distributions must commence no later than April 1st of the calendar year following the later of the calendar year in which the participant reaches age 70½ or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). For 5% or greater owners distributions must commence by April 1 of the year following attaining age 70 ½. Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year. Please consult with the terms of your plan to determine the applicable distribution requirements for your plan.

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Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to an IRA or other eligible retirement plan. If an eligible rollover distribution is taken as a direct rollover to an IRA or other eligible retirement plans the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such an indirect rollover must be completed within 60 days of receipt of the distribution.
4.    Creditor-Exempt Non-Qualified Plans
Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract.
The Trustee is the Contractholder and is considered the nominal owner of the Contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the Contract and is treated as the owner for income tax purposes.
Taxation of Contract Earnings. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant’s Investment Account Value resulting from the investment performance of the Contract is not taxable to the Plan Participant until received by such Plan Participant.
Contributions. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant’s gross income as additional compensation and, if such payments coupled with the Plan Participant’s other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.
Taxation of Distributions. In general, partial redemptions from an Investment Account that are not received by a Plan Participant as an annuity under the Contract allocated to post-August 13, 1982 Contributions under a preexisting Contract are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a preexisting Contract are taxed only after the Plan Participant has received all of the “investment in the contract” (Contributions less any amounts previously received and excluded from gross income).
In the case of a complete redemption of an Investment Account under the Contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant’s investment in the contract.
If a Plan Participant purchases two or more contracts from the Company (or an affiliated company) within any calendar year after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.
When payments are received as an annuity, the Plan Participant’s investment in the Contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the Contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, they may be entitled to a deduction of the unrecovered amount on their final tax return.
In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 59½ under the Contract, unless the distribution is; (1) made to a Beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal periodic payments for the life or life expectancy of the Plan Participant or the Plan Participant and Beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.
Required Distributions. The Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if

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distributions to a designated beneficiary under the Contract commence within one year of the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant’s death, distributions must continue at least as rapidly as under the method in effect at the date of death.
Tax-Free Exchanges. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.
5.    General Creditor Non-Qualified Plans
Contributions. Private taxable employers may establish informally financed, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.
Informally financed General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The Contract used to informally finance the employer’s obligation is owned by the employer and is subject to the claims of the employer’s creditors. The Plan Participant has no present right or vested interest in the Contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder is not a natural person, the Contract does not receive tax-deferred treatment afforded other Contractholders under the Code.
Taxation of Distributions. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee’s gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when made taxable to the individual.
B.    Fund Diversification
Separate Account investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.
The investment opportunities of the mutual fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.
GENERAL INFORMATION
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, this Contract is not an appropriate investment. The Company does not accommodate market timing.
The Company considers frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by;

•	forcing the mutual fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the mutual fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to;
•increased broker-dealer commissions; and
•increased recordkeeping and related costs.
If the Company is not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

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The Company has adopted policies and procedures to help it identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While the Company’s policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that the Company will identify and prevent abusive trading in all instances. When the Company does identify abusive trading, the Company will apply its policies and procedures in a fair and uniform manner.
If the Company, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, the Company will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a contractholder or other person authorized by the contractholder to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a Contract year to no more than 12;

•
Prohibiting requests to transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/ redemption); and

•	Taking such other action as directed by the underlying mutual fund.
The Company will support the underlying mutual funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, the Company will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. The Company will give you notice in writing in this instance.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including the right of the Company to issue Contracts under Iowa Insurance Law, have been passed upon by Karen E. Shaff, Executive Vice President, General Counsel and Secretary of the Company.

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Legal Proceedings
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in the Separate Account. In the future, we may designate additional group or individual variable annuity contracts as participating in the Separate Account.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company which are included in the SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.
Financial Statements
The financial statements of the Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.
Customer Inquiries
Your questions should be directed to Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-2080, (800) 852-4450.

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TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

Balanced Division
Invests in:	Principal Variable Contracts Funds Balanced Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return consisting of current income and capital appreciation.

Core Plus Bond Division
Invests in:	Principal Variable Contracts Funds Core Plus Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income and, as a secondary objective, capital appreciation.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fidelity VIP Government Money Market Division
Invests in:	Fidelity VIP Government Money Market Portfolio – Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.

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Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

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LargeCap Value Division
Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Division
Invests in:	Principal Variable Contracts Funds MidCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

SAM Balanced Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Balanced Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk..

SmallCap Division
Invests in:	Principal Variable Contracts Funds SmallCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

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Registration Statement
This prospectus (Part A of the registration statement) omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contracting your registered representative or calling us at 1-800-852-4450.

Information about the Contract (including the SAI and Part C of the registration statement) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Contract are available on the SEC’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.

The registration number for the Contract is 33-44670.

Customer Inquiries
Your questions should be directed to: Principal Premier Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.
TABLE OF CONTENTS OF THE SAI

The table of contents for the Statement of Additional Information is provided below.

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
UNDERWRITING COMMISSIONS	3
CALCULATION OF PERFORMANCE DATA	3

Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	5
Financial Statements	6

Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	229
Consolidated Financial Statements	230
To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:
Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

32

CONDENSED FINANCIAL INFORMATION
Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Balanced
2015	$3.300	$3.300	0.00%	680
2014	3.046	3.300	8.34	889
2013	2.560	3.046	18.98	925
2012	2.274	2.560	12.58	966
2011	2.194	2.274	3.65	958
2010	1.939	2.194	13.15	1,061
2009	1.608	1.939	20.58	1,156
2008	2.337	1.608	-31.19	1,265
2007	2.227	2.337	4.94	1,607
2006	2.007	2.227	10.96	1,675
Core Plus Bond (f.k.a. Bond & Mortgage Securities)
2015	2.833	2.807	-0.92	666
2014	2.703	2.833	4.81	942
2013	2.738	2.703	-1.28	1,003
2012	2.557	2.738	7.08	1,210
2011	2.398	2.557	6.63	1,075
2010	2.156	2.398	11.22	1,182
2009	1.791	2.156	20.38	1,559
2008	2.169	1.791	-17.43	1,472
2007	2.106	2.169	2.99	1,589
2006	2.021	2.106	4.21	1,451
Diversified International
2015	3.199	3.174	-0.78	787
2014	3.319	3.199	-3.62	942
2013	2.815	3.319	17.90	1,072
2012	2.387	2.815	17.94	1,167
2011	2.669	2.387	-10.57	1,233
2010	2.357	2.669	13.24	1,613
2009	1.853	2.357	27.20	1,847
2008	3.459	1.853	-46.43	1,931
2007	2.993	3.459	15.57	2,273
2006	2.348	2.993	27.47	2,190

33

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Equity Income
2015	$1.966	$1.881	-4.32%	34
2014	1.751	1.966	12.28	28
2013	1.381	1.751	26.79	40
2012	1.227	1.381	12.55	13
2011	1.169	1.227	4.96	17
2010	1.010	1.169	15.74	35
2009	0.847	1.010	19.24	31
2008	1.288	0.847	-34.24	43
2007(1)	1.223	1.288	5.31	71
Government & High Quality Bond
2015	2.786	2.797	0.39	854
2014	2.663	2.786	4.62	977
2013	2.702	2.663	-1.44	1,042
2012	2.611	2.702	3.48	1,125
2011	2.468	2.611	5.79	1,140
2010(2)	2.463	2.468	0.20	1,385
International Emerging Markets
2015	3.616	3.104	-14.16	125
2014	3.773	3.616	-4.16	119
2013	3.989	3.773	-5.41	122
2012	3.316	3.989	20.31	139
2011	4.033	3.316	-17.78	140
2010	3.396	4.033	18.76	193
2009	2.018	3.396	68.29	194
2008	4.490	2.018	-55.06	175
2007	3.173	4.490	41.51	153
2006	2.303	3.173	37.78	80
LargeCap Growth
2015	3.313	3.464	4.56	1,121
2014	2.994	3.313	10.65	1,283
2013	2.245	2.994	33.36	1,397
2012	1.930	2.245	16.34	1,458
2011	2.024	1.930	-4.64	1,522
2010	1.717	2.024	17.88	1,866
2009	1.357	1.717	26.53	2,284
2008	2.398	1.357	-43.41	2,524
2007	1.955	2.398	22.66	3,031
2006	1.786	1.955	9.46	3,098

34

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Growth I
2015	$2.068	$2.219	7.30%	282
2014	1.912	2.068	8.16	233
2013	1.410	1.912	35.60	256
2012	1.217	1.410	15.88	201
2011	1.226	1.217	-0.73	198
2010	1.029	1.226	19.14	199
2009	0.677	1.029	51.99	420
2008	1.145	0.677	-40.87	42
2007	1.058	1.145	8.22	42
2006	1.001	1.058	5.69	2
LargeCap S&P 500 Index
2015	1.991	2.005	0.70	238
2014	1.765	1.991	12.80	165
2013	1.342	1.765	31.52	189
2012	1.167	1.342	15.01	113
2011	1.152	1.167	1.30	97
2010	1.009	1.152	14.17	127
2009	0.802	1.009	25.81	668
2008	1.280	0.802	-37.34	779
2007	1.223	1.280	4.66	660
2006	1.063	1.223	15.05	632
LargeCap Value
2015	5.288	5.208	-1.51	959
2014	4.776	5.288	10.72	1,202
2013	3.666	4.776	30.28	1,371
2012	3.105	3.666	18.08	1,469
2011	3.082	3.105	0.75	1,733
2010	2.713	3.082	13.60	2,057
2009	2.342	2.713	15.84	2,398
2008	3.628	2.342	-35.45	2,743
2007	3.647	3.628	-0.52	3,613
2006	3.053	3.647	19.46	3,743
MidCap
2015	9.464	9.579	1.22	614
2014	8.412	9.464	12.51	737
2013	6.307	8.412	33.38	836
2012	5.303	6.307	18.94	870
2011	4.917	5.303	7.85	947
2010	3.979	4.917	23.57	1,155
2009	2.987	3.979	33.21	1,361
2008	4.540	2.987	-34.21	1,509
2007	4.166	4.540	8.98	1,788
2006	3.662	4.166	13.76	1,918

35

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Money Market
2015	$1.674	$1.667	-0.42%	2,280
2014	1.681	1.674	-0.42	2,569
2013	1.688	1.681	-0.41	2,035
2012	1.695	1.688	-0.41	2,186
2011	1.702	1.695	-0.41	2,247
2010	1.709	1.702	-0.41	2,448
2009	1.713	1.709	-0.23	3,372
2008	1.677	1.713	2.15	3,620
2007	1.604	1.677	4.55	3,359
2006	1.537	1.604	4.36	2,898
Real Estate Securities
2015	4.860	5.043	3.77	55
2014	3.674	4.860	32.28	54
2013	3.545	3.674	3.64	34
2012	3.038	3.545	16.67	32
2011	2.800	3.038	8.50	28
2010	2.237	2.800	25.17	12
2009	1.743	2.237	28.34	59
2008	2.607	1.743	-33.14	61
2007	3.181	2.607	-18.04	67
2006	2.338	3.181	36.06	202
SAM Balanced
2015	2.022	1.997	-1.24	209
2014	1.901	2.022	6.37	151
2013(3)	1.736	1.901	9.50	167
SmallCap (f.k.a. SmallCap Blend)
2015	2.171	2.161	-0.46	253
2014	2.079	2.171	4.43	57
2013	1.412	2.079	47.24	45
2012	1.236	1.412	14.27	26
2011	1.260	1.236	-1.90	27
2010	1.018	1.260	23.77	80
2009	0.838	1.018	21.48	119
2008	1.329	0.838	-36.95	91
2007	1.313	1.329	1.22	55
2006	1.170	1.313	12.22	47
(1) Commenced operations on January 5, 2007
(2) Commenced operations on July 19, 2010
(3) Commenced operations on April 26, 2013

36

APPENDIX A
The Contract provides for recordkeeping and other services and fees described below as well as a separate Service Expense Agreement which allows Contractholders to choose, in their sole discretion, a customized Plan-level service package and charges.
A.    Recordkeeping Expense
The Contractholder must also pay a recordkeeping expense. The quarterly recordkeeping expense is one-fourth of the charge determined from the table below. The amount of the charge is determined at the end of each quarter based upon the number of Plan Participants, both active and inactive, for whom there are Investment Accounts under the Contract at the end of the quarter.

Plan Participants	Annual Expense (Benefit Report Sent to the Contractholder)
1 - 25	$2,250
26 - 49	$34 per Plan Participant + $1,366
50 - 99	$31 per Plan Participant + $1,516
100 - 299	$28 per Plan Participant + $1,816
300 - 499	$23 per Plan Participant + $3,316
500 - 999	$19 per Plan Participant + $5,316
1,000 - 2,499	$14 per Plan Participant + $10,316
2,500 - 4,999	$12 per Plan Participant + $15,316
5,000 and over	$10 per Plan Participant + $25,316

Example:
Assume 600 Plan Participants with Benefit Reports sent to the Contractholder: The expense is $16,716 [600 x $19 = $11,400+ $5,316 = $16,716] ÷ 4 = $4,179. This would be $6.96 per Plan Participant, per quarter

The recordkeeping expense is increased by $3 per Plan Participant if benefit reports are mailed directly to Plan Participants’ homes.

If, instead of quarterly benefit reports, the Company provides such reports annually, the recordkeeping expense is reduced by 9%. Similarly, if such reports are provided semi-annually, the recordkeeping expense is reduced by 6%. If such reports are provided on a monthly basis, the recordkeeping expense is increased by 24%.

If the Company performs more (or less) than one 401(k) & 401(m) non-discrimination test in a Deposit Year, the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed).

The recordkeeping expense is increased by 10% if Plan Contributions are not reported in the Company’s standard format by modem.

A charge of $15 is made to the account of plan participants who make investment changes/transfers using paper rather than our toll-free number (1-800-547-7754).

The recordkeeping expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) plan in a contract will be determined at the point in scale reached under the 401(k) plan.

If the initial Deposit Year is less than twelve months, an adjustment will be made in the amount of the charge so that the full amount of the annual charge per Plan Participant will be assessed during the year.

If all Investment Accounts attributable to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal, the unassessed portion of the full annual charge attributable to the Plan Participant will be charged.

37

If the Company provides recordkeeping services for Plan assets not allocated to the Contract or an Associated or Companion Contract (“Outside Assets”), the Contractholder must pay an Outside Asset recordkeeping expense. The annual charge is calculated based upon the following table.

Number of Plan Participants With Outside Accounts During the Quarter	Outside Asset Annual Recordkeeping Expense
1 - 25	$1,000 minimum
26 - 49	$15.30 per member + $614.70
50 - 99	$13.95 per member + $682.20
100 - 299	$12.60 per member+ $817.20
300 - 499	$10.35 per member + $1,492.20
500 - 999	$8.55 per member+ $2,392.20
1,000 - 2,499	$6.30 per member + $4,642.20
2,500 - 4,999	$5.40 per member + $6,892.20
5,000 and over	$4.50 per member + $11,392.20

The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.

The Contractholder may elect to have the recordkeeping expense attributable to investments in this Contract which correlate to inactive Plan Participants deducted from the Investment Account Values of such Plan Participants. The portion of the charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative value.

B.    Location Fee

Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be charged $150 on a quarterly basis for each additional employee group or location.

C.    Flexible Income Option Charge

An additional charge of $25 annually will be made for any Plan Participant receiving benefits under the Flexible Income Option. The charge is added to the portion of the recordkeeping expense attributable to such Plan Participants. If a Plan Participant is receiving benefits under the Flexible Income Option from a Companion Contract to which a Flexible Income Option Charge applies, the charge will not apply to the contract.

D.    Documentation Expense

The Company provides a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will pay $300 if the Contractholder uses a Principal Standard Plan. If the Company provides a sample custom-written Plan, the Contractholder will pay $1000 for the initial Plan or for any restatement thereof, $500 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a Minimum $100 charge will be made for summary plan description booklets requested by the Contractholder, if any.

38

PART B

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PREMIER VARIABLE

(A Group Variable Annuity Contract for

Employer-Sponsored Qualified and Non-Qualified Retirement Plans)

Statement of Additional Information

dated May 1, 2016

This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Premier Variable – Group Variable Annuity Contracts (the “Contract” or the “Contracts”) in addition to the information that is contained in the Contract’s Prospectus, dated May 1, 2016.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, a copy of which can be obtained free of charge by writing or telephoning:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, Iowa 50392-2080
Telephone: 1-800-633-1373

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
UNDERWRITING COMMISSIONS	3
CALCULATION OF PERFORMANCE DATA	3

Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	5
Financial Statements	6

Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	229
Consolidated Financial Statements	230

GENERAL INFORMATION AND HISTORY
The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
UNDERWRITING COMMISSIONS
Aggregate dollar amount of underwriting commissions paid to and retained by Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation for the Separate Account B Premier Variable Annuity contracts:

Year	Paid To	Retained by
2015	$9,235.64	—
2014	$10,554.26	—
2013	$5,319.72	—
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The Contract was not offered prior to July 15, 1992. Some of the underlying mutual funds were offered prior to the date that they were made available in the Contract. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the underlying mutual funds in which such Division invests was first offered. The hypothetical performance from the date of inception of the mutual fund’s in which the Division invests is derived by reducing the actual performance of the underlying mutual fund’s by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the Division refers to the income generated by an investment under the Contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2015, the 7-day annualized and effective yields of the Money Market Division* were -0.42% and -0.42%, respectively.
*  Effective April 8, 2016, the Money Market Division was replaced by the Fidelity VIP Government Money Market Division.

From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.

Assuming the Contract had been offered as of the periods indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 2015 are:

Division	Effective Date	One Year	Five Years	Ten Years
Balanced	12/18/1987	0.00%	8.50%	5.10%
Core Plus Bond (formerly Bond & Mortgage Securities)	12/18/1987	-0.90%	3.20%	3.34%
Diversified International	05/02/1994	-0.77%	3.53%	3.06%
Equity Income	04/28/1998	-4.33%	9.99%	6.06%
Government & High Quality Bond	05/06/1993	0.37%	2.53%	3.84%
International Emerging Markets	10/24/2000	-14.17%	-5.10%	3.03%
LargeCap Growth	05/02/1994	4.54%	11.35%	6.85%
LargeCap Growth I	06/01/1994	7.32%	12.60%	8.28%
LargeCap S&P 500 Index	05/03/1999	0.72%	11.72%	6.56%
LargeCap Value	05/13/1970	-1.51%	11.06%	5.49%
MidCap	12/18/1987	1.22%	14.27%	10.09%
Money Market*	03/18/1983	-0.42%	-0.42%	0.81%
Real Estate Securities	05/01/1998	3.77%	12.48%	7.99%
SAM Balanced	06/03/1997	-1.23%	6.81%	5.44%
SmallCap (formerly SmallCap Blend)	05/01/1998	-0.50%	11.38%	6.32%
* Effective April 8, 2016, the Money Market Division was replaced by the Fidelity VIP Government Money Market Division.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Participants
Principal Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Principal Life Insurance Company Separate Account B (“Separate Account”), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2015, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2015 and 2014. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Principal Life Insurance Company Separate Account B at December 31, 2015, the results of its operations for the year or period then ended and the changes in its net assets for the years or periods ended December 31, 2015 and 2014, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 29, 2016

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division

Assets
Investments in shares of mutual funds, at market	$4,350,241	$2,766,015	$23,675
Liabilities	—	—	—
Net assets	$4,350,241	$2,766,015	$23,675

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	258,992	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	3,838,950	2,085,701	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	511,291	421,322	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	23,675
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$4,350,241	$2,766,015	$23,675

Investments in shares of mutual funds, at cost	$4,973,781	$3,391,466	$24,667
Shares of mutual funds owned	251,314	159,978	2,294
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	22,648	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	152,946	182,833	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,809	37,519	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	2,640
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	11.44	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	11.26	—
Principal Investment Plus Variable Annuity	25.10	11.41	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	23.45	11.23	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	8.98
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	8.97
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
American Century VP Capital Appreciation Class I Division	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP MidCap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

$2,496,198	$11,548,437	$51,379,647	$6,444,459	$3,618,032	$36,158,449	$15,477,692
—	—	—	—	—	—	—
$2,496,198	$11,548,437	$51,379,647	$6,444,459	$3,618,032	$36,158,449	$15,477,692

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	2,693,079	—	—	—	—	—
—	91,348	—	—	—	—	—
—	8,764,010	64,802	1,091,980	3,618,032	—	15,144,771
—	—	—	—	—	—	—
2,295,230	—	49,011,821	4,512,198	—	34,060,533	—
200,968	—	2,247,410	840,281	—	2,097,916	—
—	—	—	—	—	—	—
—	—	16,808	—	—	—	114,296
—	—	38,806	—	—	—	218,625

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$2,496,198	$11,548,437	$51,379,647	$6,444,459	$3,618,032	$36,158,449	$15,477,692

$2,415,931	$8,996,822	$57,254,100	$6,340,662	$2,466,965	$21,887,786	$11,405,990
166,192	1,347,542	5,168,979	350,242	233,874	2,374,160	1,746,918

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	156,193	—	—	—	—	—
—	5,881	—	—	—	—	—
—	537,127	6,724	58,694	219,740	—	752,055
—	—	—	—	—	—	—
211,490	—	3,887,158	243,115	—	1,765,323	—
18,706	—	190,826	46,825	—	116,409	—
—	—	—	—	—	—	—
—	—	1,754	—	—	—	11,875
—	—	4,062	—	—	—	22,786

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	17.24	—	—	—	—	—
—	15.53	—	—	—	—	—
—	16.31	9.64	18.61	16.46	—	20.14
—	14.94	9.60	17.99	15.08	—	18.56
10.85	—	12.61	18.56	—	19.29	—
10.74	—	11.78	17.95	—	18.02	—
—	—	—	—	—	—	—
—	—	9.58	—	—	—	9.63
—	—	9.55	—	—	—	9.59

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015
	American Funds Insurance Series Asset Allocation Fund Class 4 Division	American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division

Assets
Investments in shares of mutual funds, at market	$806,434	$900,392	$843,960
Liabilities	—	—	—
Net assets	$806,434	$900,392	$843,960

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	367,945
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	476,015
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	259,947	404,354	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	546,487	496,038	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$806,434	$900,392	$843,960

Investments in shares of mutual funds, at cost	$808,051	$1,025,956	$928,166
Shares of mutual funds owned	39,531	71,859	35,312
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	36,347
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	54,474
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	26,779	41,324	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	56,386	50,856	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	10.13
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	10.03
Principal Investment Plus Variable Annuity	—	—	8.74
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	8.71
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.71	9.79	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.69	9.75	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division

$132,990	$364,164	$62,127	$148,405	$37,589	$440,766	$393,506
—	—	—	—	—	—	—
$132,990	$364,164	$62,127	$148,405	$37,589	$440,766	$393,506

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	364,164	—	—	—	234,974	—
—	—	—	—	—	—	—
—	—	—	—	—	205,792	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
57,468	—	18,474	74,779	27,079	—	236,141
75,522	—	43,653	73,626	10,510	—	157,365

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$132,990	$364,164	$62,127	$148,405	$37,589	$440,766	$393,506

$143,998	$410,754	$64,703	$150,982	$40,514	$481,418	$428,498
5,516	40,195	5,306	12,984	3,986	23,558	21,054

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	41,088	—	—	—	27,031	—
—	—	—	—	—	—	—
—	—	—	—	—	23,054	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
5,897	—	1,907	7,678	3,106	—	27,458
7,774	—	4,520	7,584	1,210	—	18,357

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	8.87	—	—	—	8.69	—
—	8.78	—	—	—	8.61	—
—	—	—	—	—	8.93	—
—	—	—	—	—	8.89	—
—	—	—	—	—	—	—
9.75	—	9.69	9.74	8.72	—	8.60
9.71	—	9.66	9.71	8.69	—	8.57

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Balanced Class 1 Division	BlackRock Global Allocation Class III Division	BlackRock iShares Alternative Strategies Class III Division

Assets
Investments in shares of mutual funds, at market	$29,965,069	$522,246	$129,148
Liabilities	—	—	—
Net assets	$29,965,069	$522,246	$129,148

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	569,330	—	—
Premier Variable	2,243,418	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	27,152,321	58,010	35,052
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	396,521	77,887
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	8,494	11,130
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	4,030	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	55,191	5,079
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$29,965,069	$522,246	$129,148

Investments in shares of mutual funds, at cost	$24,509,319	$562,375	$134,212
Shares of mutual funds owned	1,692,942	40,050	13,205
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	180,760	—	—
Premier Variable	679,819	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	960,761	6,242	3,775
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	42,691	8,394
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	918	1,204
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	433	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	5,942	547
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	3.15	—	—
Premier Variable	3.30	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	28.26	9.29	9.29
The Principal Variable Annuity with Purchase Payment Credit Rider	25.81	9.26	9.25
Principal Investment Plus Variable Annuity	—	9.29	9.28
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	9.25	9.24
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	9.30	9.29
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	9.29	9.28
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
BlackRock iShares Dynamic Allocation Class III Division	BlackRock iShares Dynamic Fixed Income Class III Division	BlackRock iShares Equity Appreciation Class III Division	BlackRock Value Opportunities Class III Division	Bond & Mortgage Securities Class 1 Division	Bond & Mortgage Securities Class 2 Division	Calvert EAFE International Index Class F Division

$60,297	$110,754	$110,952	$826	$151,327,795	$18,626	$14,972
—	—	—	—	—	—	—
$60,297	$110,754	$110,952	$826	$151,327,795	$18,626	$14,972

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	195,449	—	—
—	—	—	—	1,870,370	—	—
—	—	—	—	5,352,712	—	—
—	—	—	—	326,829	—	—
—	21,115	2,948	—	63,750,763	—	—
—	—	—	—	—	—	—
27,776	89,047	64,855	—	73,295,134	—	—
32,521	—	37,834	—	6,536,538	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	3,637
—	592	5,315	826	—	18,626	11,335

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$60,297	$110,754	$110,952	$826	$151,327,795	$18,626	$14,972

$62,447	$113,935	$118,143	$901	$149,982,947	$18,853	$15,932
6,388	11,418	12,193	45	13,694,823	1,689	193

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	72,961	—	—
—	—	—	—	666,285	—	—
—	—	—	—	303,236	—	—
—	—	—	—	24,838	—	—
—	2,178	340	—	2,728,039	—	—
—	—	—	—	—	—	—
3,041	9,191	7,494	—	3,144,063	—	—
3,574	—	4,388	—	306,993	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	405
—	61	614	92	—	1,916	1,267

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	2.68	—	—
—	—	—	—	2.81	—	—
—	—	—	—	17.65	—	—
—	—	—	—	13.16	—	—
9.14	9.69	8.66	—	23.37	—	—
9.11	9.66	8.63	—	21.34	—	—
9.13	9.69	8.65	—	23.31	—	—
9.10	9.65	8.62	—	21.29	—	—
—	—	—	—	—	—	—
9.15	9.70	8.67	9.00	—	9.73	8.98
9.13	9.69	8.65	8.99	—	9.72	8.95

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015
	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Series II Division

Assets
Investments in shares of mutual funds, at market	$103,122	$480,283	$8,536
Liabilities	—	—	—
Net assets	$103,122	$480,283	$8,536

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	76,272	270,504	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	26,850	209,779	8,536
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$103,122	$480,283	$8,536

Investments in shares of mutual funds, at cost	$115,602	$522,298	$9,049
Shares of mutual funds owned	1,470	5,174	420
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	7,782	27,556	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,748	21,438	902
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.80	9.82	9.48
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.77	9.79	9.47
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division	Deutsche Alternative Asset Allocation Class B Division	Deutsche Equity 500 Index Class B2 Division	Deutsche Small Mid Cap Value Class B Division

$140,265	$75,095	$226,690	$1,008,617	$40,290	$678,440	$952,631
—	—	—	—	—	—	—
$140,265	$75,095	$226,690	$1,008,617	$40,290	$678,440	$952,631

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
51,997	—	68,626	20,189	—	—	40,634
—	—	—	—	—	—	—
69,738	—	133,320	742,801	—	—	682,290
7,887	—	13,193	245,627	—	—	124,076
—	—	—	—	—	—	—
—	959	—	—	—	293,054	16,779
10,643	74,136	11,551	—	40,290	385,386	88,852

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$140,265	$75,095	$226,690	$1,008,617	$40,290	$678,440	$952,631

$143,034	$84,525	$227,972	$1,158,768	$42,037	$709,241	$1,024,922
15,082	4,711	23,322	30,036	3,200	34,989	59,726

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
5,435	—	6,957	1,840	—	—	3,564
—	—	—	—	—	—	—
7,294	—	13,525	67,872	—	—	59,983
828	—	1,343	22,800	—	—	11,081
—	—	—	—	—	—	—
—	105	—	—	—	28,707	1,721
1,113	8,158	1,172	—	4,453	37,873	9,142

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
9.57	—	9.87	10.97	—	—	11.40
9.53	—	9.83	10.80	—	—	11.22
9.56	—	9.86	10.94	—	—	11.38
9.52	—	9.82	10.77	—	—	11.20
—	—	—	—	—	—	—
9.58	9.10	9.88	—	9.08	10.21	9.75
9.56	9.09	9.86	—	9.05	10.18	9.72

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Growth Class 2 Division

Assets
Investments in shares of mutual funds, at market	$1,030,996,862	$138,377,896	$3,202,277,009
Liabilities	—	—	—
Net assets	$1,030,996,862	$138,377,896	$3,202,277,009

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	7,058	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	919,718,416	107,545,897	2,960,163,557
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	80,515,136	6,547,087	206,154,057
Principal Lifetime Income Solutions	30,763,310	23,865,901	35,959,395
Principal Pivot Series Variable Annuity	—	173,355	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	238,598	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$1,030,996,862	$138,377,896	$3,202,277,009

Investments in shares of mutual funds, at cost	$902,278,266	$138,382,674	$2,788,993,675
Shares of mutual funds owned	73,068,523	12,908,386	212,352,587
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	731	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	65,359,101	10,271,906	197,094,058
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,931,532	633,352	14,229,420
Principal Lifetime Income Solutions	2,186,172	2,279,565	2,394,254
Principal Pivot Series Variable Annuity	—	17,252	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	23,821	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	9.66	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	9.63	—
Principal Investment Plus Variable Annuity	14.07	10.47	15.02
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13.57	10.34	14.49
Principal Lifetime Income Solutions	14.07	10.47	15.02
Principal Pivot Series Variable Annuity	—	10.05	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	10.02	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Diversified Growth Managed Volatility Class 2 Division	Diversified Income Class 2 Division	Diversified International Class 1 Division	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus Investment Portfolio Technology Growth Service Shares Division	Equity Income Class 1 Division

$252,642,046	$198,790,685	$136,018,971	$210,196	$43,675	$6,205,084	$207,673,737
—	—	—	—	—	—	—
$252,642,046	$198,790,685	$136,018,971	$210,196	$43,675	$6,205,084	$207,673,737

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	243,856	—	—	—	—
—	—	2,497,610	—	—	—	63,783
—	—	2,231,773	—	—	—	—
—	—	362,702	—	—	—	—
—	—	85,356,225	—	—	—	48,067,615
—	—	—	—	—	—	—
205,755,834	183,425,912	42,063,588	—	—	5,261,110	151,301,136
19,054,283	8,494,133	3,263,217	—	—	943,974	8,241,203
27,503,019	6,870,640	—	—	—	—	—
299,767	—	—	127,166	19,695	—	—
29,143	—	—	83,030	23,980	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$252,642,046	$198,790,685	$136,018,971	$210,196	$43,675	$6,205,084	$207,673,737

$252,793,498	$192,836,820	$111,389,468	$228,298	$43,776	$5,934,546	$160,847,828
23,414,462	16,747,320	9,942,908	15,254	2,313	363,721	9,583,467

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	80,483	—	—	—	—
—	—	786,785	—	—	—	33,904
—	—	133,897	—	—	—	—
—	—	29,674	—	—	—	—
—	—	3,194,681	—	—	—	3,385,374
—	—	—	—	—	—	—
19,518,214	15,736,842	1,578,156	—	—	223,435	10,681,866
1,830,714	744,752	134,051	—	—	42,920	614,097
2,608,964	589,483	—	—	—	—	—
29,880	—	—	13,806	2,124	—	—
2,914	—	—	9,043	2,590	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	3.03	—	—	—	—
—	—	3.17	—	—	—	1.88
—	—	16.67	—	—	—	—
—	—	12.22	—	—	—	—
9.60	—	26.72	—	—	—	14.20
9.56	—	24.40	—	—	—	13.45
10.54	11.66	26.65	—	—	23.55	14.16
10.41	11.41	24.34	—	—	21.99	13.42
10.54	11.66	—	—	—	—	—
10.03	—	—	9.21	9.27	—	—
10.00	—	—	9.18	9.26	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015
	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division

Assets
Investments in shares of mutual funds, at market	$1,006,029	$42,170,547	$50,809,499
Liabilities	—	—	—
Net assets	$1,006,029	$42,170,547	$50,809,499

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	42,170,547	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	45,809,235
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	3,731,266
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	440,071	—	629,305
Principal Pivot Series Variable Annuity with Liquidity Max Rider	565,958	—	639,693
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$1,006,029	$42,170,547	$50,809,499

Investments in shares of mutual funds, at cost	$1,077,827	$32,905,384	$36,373,596
Shares of mutual funds owned	46,748	1,248,019	1,527,646
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	1,785,852	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	2,022,275
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	176,348
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	45,400	—	62,363
Principal Pivot Series Variable Annuity with Liquidity Max Rider	58,575	—	63,595
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	23.61	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	21.57	—
Principal Investment Plus Variable Annuity	—	—	22.65
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	21.16
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.69	—	10.09
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.66	—	10.06
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division

$31,471,745	$14,192,952	$9,985,318	$69,447	$19,266,260	$31,476,924	$496,713
—	—	—	—	—	—	—
$31,471,745	$14,192,952	$9,985,318	$69,447	$19,266,260	$31,476,924	$496,713

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	69,447	—	—	—
21,014,371	14,192,952	—	—	—	85,052	33,895
—	—	—	—	—	—	—
9,187,080	—	8,897,470	—	16,461,187	29,167,336	58,784
1,270,294	—	1,087,848	—	1,877,308	2,104,523	5,125
—	—	—	—	—	—	—
—	—	—	—	579,628	59,794	210,367
—	—	—	—	348,137	60,219	188,542

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$31,471,745	$14,192,952	$9,985,318	$69,447	$19,266,260	$31,476,924	$496,713

$32,306,526	$9,059,520	$7,257,801	$78,357	$19,892,394	$25,566,736	$512,876
1,570,446	216,455	153,597	2,143	605,286	1,664,565	32,005

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	6,676	—	—	—
1,248,031	917,134	—	—	—	9,381	3,539
—	—	—	—	—	—	—
546,954	—	424,858	—	654,316	1,780,301	6,141
82,074	—	55,613	—	79,889	137,525	537
—	—	—	—	—	—	—
—	—	—	—	59,265	6,207	20,044
—	—	—	—	35,710	6,272	18,022

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	10.40	—	—	—
16.84	15.48	—	—	—	9.07	9.58
15.52	14.13	—	—	—	9.03	9.54
16.80	—	20.94	—	25.16	16.38	9.57
15.48	—	19.56	—	23.50	15.30	9.54
—	—	—	—	—	—	—
—	—	—	—	9.78	9.63	10.50
—	—	—	—	9.75	9.60	10.46

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Assets
Investments in shares of mutual funds, at market	$469,916	$3,252,241	$14,901,640
Liabilities	—	—	—
Net assets	$469,916	$3,252,241	$14,901,640

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	208,408	194,168
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	2,585,817	13,772,424
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	458,016	935,048
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	165,118	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	304,798	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$469,916	$3,252,241	$14,901,640

Investments in shares of mutual funds, at cost	$523,276	$3,892,446	$15,769,289
Shares of mutual funds owned	18,941	183,950	1,028,409
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	12,133	8,911
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	150,907	633,584
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	27,710	46,053
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	16,779	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	31,072	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	17.18	21.79
The Principal Variable Annuity with Purchase Payment Credit Rider	—	16.57	20.35
Principal Investment Plus Variable Annuity	—	17.14	21.74
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	16.53	20.30
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.84	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.81	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division	Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division

$468,946	$12,179	$6,193,049	$107,122	$121,664,052	$1,002,555	$787,211
—	—	—	—	—	—	—
$468,946	$12,179	$6,193,049	$107,122	$121,664,052	$1,002,555	$787,211

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	58,173	—	—
—	—	—	—	32,161	—	—
—	—	—	—	122,529	—	—
—	—	—	—	2,387,194	—	—
—	—	—	—	2,602,044	—	—
—	—	—	—	235,767	—	—
—	—	88,157	—	66,162,480	—	177,720
—	—	—	—	—	—	—
—	—	5,755,293	—	44,939,853	—	498,817
—	—	349,599	—	5,123,851	—	19,334
—	—	—	—	—	—	—
132,872	—	—	48,944	—	809,920	29,498
336,074	12,179	—	58,178	—	192,635	61,842

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$468,946	$12,179	$6,193,049	$107,122	$121,664,052	$1,002,555	$787,211

$554,624	$12,714	$6,864,240	$128,426	$126,416,058	$1,037,517	$807,948
32,319	1,332	533,884	9,299	11,974,808	98,580	30,607

—	—	—	—	—	—	—
—	—	—	—	17,733	—	—
—	—	—	—	8,510	—	—
—	—	—	—	46,132	—	—
—	—	—	—	853,570	—	—
—	—	—	—	209,701	—	—
—	—	—	—	19,138	—	—
—	—	4,965	—	5,492,668	—	18,284
—	—	—	—	—	—	—
—	—	324,925	—	3,739,785	—	51,352
—	—	21,131	—	444,980	—	1,998
—	—	—	—	—	—	—
14,496	—	—	4,781	—	80,402	2,981
36,783	1,306	—	5,702	—	19,184	6,270

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	3.28	—	—
—	—	—	—	3.78	—	—
—	—	—	—	2.66	—	—
—	—	—	—	2.80	—	—
—	—	—	—	12.41	—	—
—	—	—	—	12.32	—	—
—	—	17.76	—	12.05	—	9.72
—	—	16.58	—	11.54	—	9.68
—	—	17.71	—	12.02	—	9.71
—	—	16.54	—	11.51	—	9.68
—	—	—	—	—	—	—
9.17	9.34	—	10.24	—	10.07	9.90
9.14	9.33	—	10.20	—	10.04	9.86

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division

Assets
Investments in shares of mutual funds, at market	$114,058	$177,354	$87,800
Liabilities	—	—	—
Net assets	$114,058	$177,354	$87,800

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	58,773	5,317
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	4,642	23,078	20,153
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	3,257	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	86,326	37,456	6,943
Principal Pivot Series Variable Annuity with Liquidity Max Rider	23,090	54,790	55,387
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$114,058	$177,354	$87,800

Investments in shares of mutual funds, at cost	$123,690	$177,807	$87,827
Shares of mutual funds owned	5,873	11,614	3,645
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	5,945	531
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	481	2,336	2,017
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	331	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	8,251	3,582	672
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,214	5,257	5,379
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	9.66	9.89	10.00
The Principal Variable Annuity with Purchase Payment Credit Rider	9.62	9.85	9.96
Principal Investment Plus Variable Annuity	9.65	9.88	9.99
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9.62	9.84	9.96
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	10.46	10.46	10.33
Principal Pivot Series Variable Annuity with Liquidity Max Rider	10.43	10.42	10.30
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Guggenheim Macro Opportunities Series M Division	Income Class 1 Division	Income Class 2 Division	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

$219,308	$582,115	$17,265	$50,664,749	$33,123	$4,368,724	$191,276
—	—	—	—	—	—	—
$219,308	$582,115	$17,265	$50,664,749	$33,123	$4,368,724	$191,276

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	387,308	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
79,568	71,968	—	20,505,629	—	4,368,724	—
—	—	—	—	—	—	—
28,721	494,531	—	27,606,238	—	—	—
5,222	15,616	—	2,165,574	—	—	—
—	—	—	—	—	—	—
52,855	—	—	—	—	—	23,722
52,942	—	17,265	—	33,123	—	167,554

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$219,308	$582,115	$17,265	$50,664,749	$33,123	$4,368,724	$191,276

$225,613	$596,738	$17,402	$59,694,396	$35,852	$2,968,737	$228,556
8,507	56,847	1,693	3,933,598	2,576	76,243	18,976

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	124,776	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
8,198	7,410	—	757,361	—	294,117	—
—	—	—	—	—	—	—
2,961	50,950	—	1,022,073	—	—	—
540	1,615	—	87,786	—	—	—
—	—	—	—	—	—	—
5,332	—	—	—	—	—	2,490
5,358	—	1,783	—	4,256	—	17,642

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	3.10	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
9.71	9.71	—	27.08	—	14.86	—
9.67	9.68	—	24.73	—	14.53	—
9.70	9.71	—	27.01	—	—	—
9.66	9.67	—	24.67	—	—	—
—	—	—	—	—	—	—
9.91	—	9.70	—	7.80	—	9.53
9.88	—	9.69	—	7.78	—	9.50

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Invesco Core Equity Series I Division	Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division

Assets
Investments in shares of mutual funds, at market	$17,819,731	$10,562,192	$814,219
Liabilities	—	—	—
Net assets	$17,819,731	$10,562,192	$814,219

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	17,819,731	10,562,192	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	311,665
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	502,554
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$17,819,731	$10,562,192	$814,219

Investments in shares of mutual funds, at cost	$14,298,472	$8,288,830	$925,421
Shares of mutual funds owned	526,588	332,667	26,565
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	1,220,317	460,748	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	29,638
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	47,944
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	14.60	22.92	—
The Principal Variable Annuity with Purchase Payment Credit Rider	13.34	21.00	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	10.52
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	10.48
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Aspen Enterprise Service Shares Division

$10,160,725	$428,869	$1,594,437	$7,927,985	$3,452,392	$4,445,303	$8,794,398
—	—	—	—	—	—	—
$10,160,725	$428,869	$1,594,437	$7,927,985	$3,452,392	$4,445,303	$8,794,398

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	1,594,437	2,257,885	3,452,392	—	8,794,398
—	—	—	—	—	—	—
9,299,077	—	—	5,043,124	—	3,967,940	—
861,648	—	—	626,976	—	477,363	—
—	—	—	—	—	—	—
—	225,950	—	—	—	—	—
—	202,919	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$10,160,725	$428,869	$1,594,437	$7,927,985	$3,452,392	$4,445,303	$8,794,398

$9,654,943	$461,139	$889,328	$8,668,134	$3,252,164	$4,108,119	$5,697,629
303,396	12,980	296,364	449,432	183,345	568,453	160,863

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	112,954	105,137	356,718	—	580,326
—	—	—	—	—	—	—
869,910	—	—	235,428	—	299,505	—
84,382	—	—	31,336	—	38,577	—
—	—	—	—	—	—	—
—	24,423	—	—	—	—	—
—	22,004	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	14.11	21.47	9.68	—	15.15
—	—	13.81	20.06	8.86	—	13.84
10.69	—	—	21.42	—	13.25	—
10.21	—	—	20.01	—	12.38	—
—	—	—	—	—	—	—
—	9.25	—	—	—	—	—
—	9.22	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Janus Aspen Flexible Bond Service Shares Division	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division

Assets
Investments in shares of mutual funds, at market	$796,255	$49,543,081	$442,067
Liabilities	—	—	—
Net assets	$796,255	$49,543,081	$442,067

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	800,284	—
Premier Variable	—	3,882,026	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	32,399,770	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	10,623,351	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	1,837,650	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	281,901	—	230,848
Principal Pivot Series Variable Annuity with Liquidity Max Rider	514,354	—	211,219
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$796,255	$49,543,081	$442,067

Investments in shares of mutual funds, at cost	$818,582	$31,758,657	$441,385
Shares of mutual funds owned	62,895	1,921,019	17,208
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	242,091	—
Premier Variable	—	1,120,783	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	1,068,477	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	351,211	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	66,520	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	28,391	—	22,042
Principal Pivot Series Variable Annuity with Liquidity Max Rider	51,967	—	20,233
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	3.31	—
Premier Variable	—	3.46	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	30.32	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	27.69	—
Principal Investment Plus Variable Annuity	—	30.25	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	27.63	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.93	—	10.47
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.90	—	10.44
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division	LargeCap Value Class 1 Division	LargeCap Value Class 2 Division	MFS VIT International Value Service Class Division

$105,641,855	$490,954	$92,317,286	$150,988	$79,222,760	$10,361	$1,563,353
—	—	—	—	—	—	—
$105,641,855	$490,954	$92,317,286	$150,988	$79,222,760	$10,361	$1,563,353

$—	$—	$—	$—	$875,218	$—	$—
—	—	—	—	1,992,345	—	—
—	—	—	—	100,401	—	—
—	—	—	—	354,908	—	—
626,046	—	478,182	—	4,991,756	—	—
1,889,137	—	7,923,486	—	2,728,337	—	—
175,176	—	489,973	—	393,436	—	—
84,063,887	—	42,681,921	—	51,219,772	—	398,762
—	—	—	—	—	—	—
17,519,788	—	37,465,583	—	14,455,424	—	564,993
1,367,821	—	3,278,141	—	2,016,398	—	39,867
—	—	—	—	—	—	—
—	379,409	—	31,784	—	—	310,472
—	111,545	—	119,204	—	10,361	249,259

—	—	—	—	—	—	—
—	—	—	—	94,765	—	—
$105,641,855	$490,954	$92,317,286	$150,988	$79,222,760	$10,361	$1,563,353

$88,867,164	$559,966	$61,453,425	$153,316	$78,321,514	$10,713	$1,580,719
4,012,224	18,675	6,406,474	10,493	2,714,038	356	70,644

—	—	—	—	14,438	—	—
—	—	—	—	210,207	—	—
—	—	—	—	8,051	—	—
—	—	—	—	71,750	—	—
282,105	—	238,462	—	958,512	—	—
99,331	—	460,696	—	162,148	—	—
9,291	—	28,270	—	25,579	—	—
1,440,917	—	2,656,070	—	1,317,058	—	42,032
—	—	—	—	—	—	—
301,032	—	2,337,130	—	372,609	—	59,591
25,733	—	223,900	—	56,908	—	4,221
—	—	—	—	—	—	—
—	37,961	—	3,291	—	—	30,037
—	11,178	—	12,363	—	1,083	24,192

$—	$—	$—	$—	$60.35	$—	$—
—	—	—	—	9.48	—	—
—	—	—	—	11.42	—	—
—	—	—	—	4.95	—	—
2.22	—	2.01	—	5.21	—	—
19.02	—	17.20	—	16.83	—	—
18.85	—	17.33	—	15.38	—	—
58.34	—	16.07	—	38.89	—	9.49
53.28	—	14.68	—	35.52	—	9.45
58.20	—	16.03	—	38.80	—	9.48
53.15	—	14.64	—	35.43	—	9.45
—	—	—	—	—	—	—
—	9.99	—	9.66	—	9.58	10.34
—	9.98	—	9.64	—	9.56	10.30

—	—	—	—	—	—	—
—	—	—	—	8,295	—	—

—	—	—	—	60.35	—	—
—	—	—	—	11.42	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	MFS VIT New Discovery Service Class Division	MFS VIT Utilities Service Class Division	MFS VIT Value Service Class Division

Assets
Investments in shares of mutual funds, at market	$1,253,361	$10,898,121	$5,167,926
Liabilities	—	—	—
Net assets	$1,253,361	$10,898,121	$5,167,926

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	442,890	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	681,803	9,174,769	4,452,531
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	107,676	992,616	715,395
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	227,245	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	20,992	503,491	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$1,253,361	$10,898,121	$5,167,926

Investments in shares of mutual funds, at cost	$1,418,304	$13,658,107	$4,917,034
Shares of mutual funds owned	86,738	433,325	285,206
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	42,414	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	65,452	483,022	208,828
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,501	54,379	34,914
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	27,508	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,299	61,144	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	10.44	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	10.28	—	—
Principal Investment Plus Variable Annuity	10.42	19.00	21.32
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10.25	18.25	20.49
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.15	8.26	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.13	8.23	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
MidCap Class 1 Division	Money Market Class 1 Division	Money Market Class 2 Division	Neuberger Berman AMT Large Cap Value I Class Division	Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division	Neuberger Berman AMT Socially Responsive I Class Division	Oppenheimer Main Street Small Cap Service Shares Division

$339,892,141	$49,380,027	$1,381,070	$4,047,878	$2,745,675	$5,077,342	$561,373
—	—	—	—	—	—	—
$339,892,141	$49,380,027	$1,381,070	$4,047,878	$2,745,675	$5,077,342	$561,373

$—	$—	$—	$—	$—	$—	$—
—	78,187	—	—	—	—	—
—	1	—	—	—	—	—
1,060,805	503,449	—	—	—	—	—
5,878,744	3,800,180	—	—	—	—	—
9,135,671	1,380,058	—	—	—	—	—
720,565	233,023	—	—	—	—	—
202,959,336	19,630,354	—	—	—	—	561,373
—	—	—	—	—	—	—
111,393,797	21,357,035	—	3,830,950	2,494,015	4,586,329	—
8,743,223	2,397,740	—	216,928	208,102	491,013	—
—	—	—	—	—	—	—
—	—	397,139	—	17,172	—	—
—	—	983,931	—	26,386	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$339,892,141	$49,380,027	$1,381,070	$4,047,878	$2,745,675	$5,077,342	$561,373

$249,287,542	$49,380,025	$1,381,070	$3,711,522	$2,866,328	$4,026,139	$663,072
6,153,007	49,380,027	1,381,069	306,890	128,603	236,596	26,669

—	—	—	—	—	—	—
—	37,271	—	—	—	—	—
—	—	—	—	—	—	—
116,047	318,285	—	—	—	—	—
613,690	2,279,776	—	—	—	—	—
203,886	117,008	—	—	—	—	—
29,693	22,850	—	—	—	—	—
2,478,296	1,479,391	—	—	—	—	47,642
—	—	—	—	—	—	—
1,363,494	1,613,619	—	230,223	260,006	221,115	—
117,175	198,350	—	13,957	21,715	25,344	—
—	—	—	—	—	—	—
—	—	40,305	—	1,869	—	—
—	—	100,179	—	2,876	—	—

$—	$—	$—	$—	$—	$—	$—
—	2.10	—	—	—	—	—
—	—	—	—	—	—	—
9.14	1.58	—	—	—	—	—
9.58	1.67	—	—	—	—	—
44.81	11.79	—	—	—	—	—
24.27	10.22	—	—	—	—	—
81.89	13.27	—	—	—	—	11.78
74.80	12.12	—	—	—	—	11.60
81.70	13.23	—	16.64	9.59	20.74	—
74.62	12.09	—	15.54	9.58	19.37	—
—	13.23	—	—	—	—	—
—	—	9.85	—	9.19	—	—
—	—	9.82	—	9.18	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division

Assets
Investments in shares of mutual funds, at market	$4,147,238	$—	$12,559
Liabilities	—	—	—
Net assets	$4,147,238	$—	$12,559

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	3,839,071	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	308,167	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	2,610
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	9,949
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$4,147,238	$—	$12,559

Investments in shares of mutual funds, at cost	$5,064,118	$—	$14,240
Shares of mutual funds owned	455,740	—	1,823
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	297,474	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	24,848	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	361
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	1,377
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	12.91	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	12.40	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	8.77	7.24
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	8.75	7.22
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Principal LifeTime 2010 Class 1 Division

$15,655,710	$360,732	$27,066,926	$116,745,107	$632,233	$17,075,093	$28,520,977
—	—	—	—	—	—	—
$15,655,710	$360,732	$27,066,926	$116,745,107	$632,233	$17,075,093	$28,520,977

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	43,149	—	164,925	1,118,419
—	1,649	—	35,824,794	—	2,514,753	1,609,149
—	—	—	—	—	—	—
14,027,464	334,637	25,149,392	74,356,109	—	13,070,595	24,867,569
873,889	—	1,387,010	6,521,055	—	1,324,820	925,840
—	—	—	—	—	—	—
327,005	11,353	258,770	—	304,204	—	—
427,352	13,093	271,754	—	328,029	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$15,655,710	$360,732	$27,066,926	$116,745,107	$632,233	$17,075,093	$28,520,977

$17,309,287	$368,234	$29,371,227	$119,131,396	$643,002	$16,069,538	$24,217,211
2,156,434	35,193	2,558,311	5,223,495	28,556	1,531,398	2,341,624

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	2,586	—	13,195	84,413
—	167	—	3,665,507	—	183,199	107,566
—	—	—	—	—	—	—
1,044,282	33,889	2,023,396	4,591,100	—	954,474	1,666,748
67,443	—	116,122	424,160	—	103,557	66,424
—	—	—	—	—	—	—
34,028	1,148	25,778	—	29,260	—	—
44,613	1,326	27,158	—	31,653	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	16.68	—	12.50	13.25
—	9.88	—	9.77	—	13.73	14.96
—	9.84	—	9.73	—	12.82	13.97
13.44	9.87	12.43	16.20	—	13.69	14.92
12.97	9.84	11.94	15.37	—	12.79	13.94
—	—	—	—	—	—	—
9.61	9.89	10.04	—	10.40	—	—
9.58	9.87	10.00	—	10.36	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division	Principal LifeTime 2030 Class 1 Division

Assets
Investments in shares of mutual funds, at market	$117,717,726	$15,521	$68,801,944
Liabilities	—	—	—
Net assets	$117,717,726	$15,521	$68,801,944

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	4,325,988	—	2,493,883
The Principal Variable Annuity	4,572,793	—	1,963,519
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	101,559,303	—	54,887,357
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,259,642	—	9,457,185
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	15,521	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$117,717,726	$15,521	$68,801,944

Investments in shares of mutual funds, at cost	$103,034,284	$17,285	$64,875,235
Shares of mutual funds owned	9,313,111	1,231	6,008,904
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	306,025	—	175,417
The Principal Variable Annuity	278,108	—	118,754
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	6,191,329	—	3,327,477
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	473,735	—	613,707
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	1,654	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	14.14	—	14.22
The Principal Variable Annuity	16.44	—	16.54
The Principal Variable Annuity with Purchase Payment Credit Rider	15.36	—	15.45
Principal Investment Plus Variable Annuity	16.40	—	16.50
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	15.32	—	15.41
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	9.40	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	9.38	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division

$16,387	$13,718,518	$494	$8,936,895	$25,451	$81,336,745	$1,732,909
—	—	—	—	—	—	—
$16,387	$13,718,518	$494	$8,936,895	$25,451	$81,336,745	$1,732,909

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	279,811	—
—	—	—	—	—	—	—
—	289,883	—	166,083	—	205,480	—
—	809,906	—	238,841	—	42,199,772	—
—	—	—	—	—	—	—
—	11,796,367	—	7,988,092	—	33,529,848	—
—	822,362	—	543,879	—	5,121,834	—
—	—	—	—	—	—	—
494	—	494	—	25,451	—	880,884
15,893	—	—	—	—	—	852,025

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$16,387	$13,718,518	$494	$8,936,895	$25,451	$81,336,745	$1,732,909

$17,105	$12,506,324	$499	$8,456,711	$28,517	$56,218,746	$1,740,485
1,434	1,013,933	37	683,772	1,950	3,663,817	77,744

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	55,487	—
—	—	—	—	—	—	—
—	19,907	—	11,383	—	10,940	—
—	46,983	—	13,767	—	789,204	—
—	—	—	—	—	—	—
—	685,948	—	461,545	—	628,581	—
—	51,188	—	33,638	—	105,130	—
—	—	—	—	—	—	—
53	—	53	—	2,735	—	75,237
1,704	—	—	—	—	—	73,006

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	5.04	—
—	—	—	—	—	—	—
—	14.56	—	14.59	—	18.78	—
—	17.24	—	17.35	—	53.47	—
—	16.10	—	16.21	—	48.84	—
—	17.20	—	17.31	—	53.34	—
—	16.07	—	16.17	—	48.72	—
—	—	—	—	—	—	—
9.34	—	9.32	—	9.31	—	11.71
9.33	—	9.31	—	9.29	—	11.67

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Assets
Investments in shares of mutual funds, at market	$—	$76,970	$646,151
Liabilities	—	—	—
Net assets	$—	$76,970	$646,151

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	22,159	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	41,611	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	6,956	273,874
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	6,244	372,277
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$—	$76,970	$646,151

Investments in shares of mutual funds, at cost	$—	$99,233	$656,774
Shares of mutual funds owned	—	16,238	18,915
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	3,445	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	6,475	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	1,501	24,889
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	1,352	33,939
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	6.43	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	6.41	—
Principal Investment Plus Variable Annuity	—	6.43	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	6.40	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	7.71	4.63	11.00
Principal Pivot Series Variable Annuity with Liquidity Max Rider	7.70	4.62	10.97
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division

$598,643,366	$3,759,160	$150,875,233	$3,002,012	$100,958,357	$5,521,966	$170,645,344
—	—	—	—	—	—	—
$598,643,366	$3,759,160	$150,875,233	$3,002,012	$100,958,357	$5,521,966	$170,645,344

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
416,925	—	—	—	—	—	—
—	—	—	—	—	—	—
1,932,648	—	1,192,188	—	1,567,589	—	1,766,638
58,536,316	—	16,976,209	—	14,241,962	—	30,080,877
—	—	—	—	—	—	—
484,878,461	—	116,116,527	—	70,813,862	—	120,161,456
52,879,016	—	16,590,309	—	14,334,944	—	18,636,373
—	—	—	—	—	—	—
—	2,048,821	—	1,577,660	—	4,535,561	—
—	1,710,339	—	1,424,352	—	986,405	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$598,643,366	$3,759,160	$150,875,233	$3,002,012	$100,958,357	$5,521,966	$170,645,344

$599,406,714	$4,126,690	$155,706,422	$3,237,563	$100,280,719	$6,095,563	$178,318,438
40,751,760	258,362	13,096,808	263,104	5,862,855	324,440	13,907,526

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
208,794	—	—	—	—	—	—
—	—	—	—	—	—	—
136,816	—	85,284	—	113,626	—	126,214
4,258,176	—	1,247,874	—	1,060,832	—	2,208,368
—	—	—	—	—	—	—
35,357,350	—	8,556,153	—	5,287,231	—	8,842,865
4,061,997	—	1,287,800	—	1,127,507	—	1,444,763
—	—	—	—	—	—	—
—	208,668	—	160,459	—	462,615	—
—	174,754	—	145,331	—	100,934	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
2.00	—	—	—	—	—	—
—	—	—	—	—	—	—
14.13	—	13.98	—	13.80	—	14.00
13.75	—	13.60	—	13.43	—	13.62
13.05	—	12.91	—	12.74	—	12.93
13.71	—	13.57	—	13.39	—	13.59
13.02	—	12.88	—	12.71	—	12.90
—	—	—	—	—	—	—
—	9.82	—	9.83	—	9.80	—
—	9.79	—	9.80	—	9.77	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at market	$4,421,092	$66,772,764	$1,650,363
Liabilities	—	—	—
Net assets	$4,421,092	$66,772,764	$1,650,363

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	910,088	—
The Principal Variable Annuity	—	8,451,846	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	43,391,402	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	14,019,428	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	1,318,346	—	1,321,784
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,102,746	—	328,579
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$4,421,092	$66,772,764	$1,650,363

Investments in shares of mutual funds, at cost	$4,751,648	$66,759,153	$1,835,163
Shares of mutual funds owned	363,278	3,570,736	89,209
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	66,311	—
The Principal Variable Annuity	—	632,828	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	3,256,648	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	1,108,442	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	135,070	—	135,062
Principal Pivot Series Variable Annuity with Liquidity Max Rider	318,909	—	33,683
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	13.73	—
The Principal Variable Annuity	—	13.36	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	12.68	—
Principal Investment Plus Variable Annuity	—	13.32	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	12.65	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.76	—	9.79
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.73	—	9.76
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Short-Term Income Class 1 Division	Short-Term Income Class 2 Division	SmallCap Blend Class 1 Division	SmallCap Blend Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

$108,511,943	$774,746	$116,458,571	$785,090	$16,983,602	$35,402,743	$1,072,128
—	—	—	—	—	—	—
$108,511,943	$774,746	$116,458,571	$785,090	$16,983,602	$35,402,743	$1,072,128

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	546,419	—	—	—	—
1,468,954	—	3,903,302	—	—	—	—
68,328	—	298,197	—	—	—	—
17,559,325	—	62,765,888	—	—	—	31,673
—	—	—	—	—	—	—
84,894,341	—	45,054,118	—	14,963,431	31,457,011	233,963
4,520,995	—	3,890,647	—	2,020,171	3,945,732	9,459
—	—	—	—	—	—	—
—	327,906	—	602,345	—	—	330,362
—	446,840	—	182,745	—	—	466,671

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$108,511,943	$774,746	$116,458,571	$785,090	$16,983,602	$35,402,743	$1,072,128

$110,086,761	$790,937	$118,856,907	$865,129	$12,413,747	$28,355,171	$1,155,151
42,721,237	306,223	8,594,728	58,069	759,213	939,813	66,263

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	252,913	—	—	—	—
123,512	—	145,841	—	—	—	—
5,788	—	18,166	—	—	—	—
1,520,887	—	3,070,696	—	—	—	3,377
—	—	—	—	—	—	—
7,370,859	—	2,209,523	—	624,575	639,456	24,957
409,642	—	208,915	—	90,276	85,870	1,013
—	—	—	—	—	—	—
—	32,956	—	65,937	—	—	35,850
—	45,053	—	20,040	—	—	50,805

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	2.16	—	—	—	—
11.89	—	26.76	—	—	—	—
11.81	—	16.41	—	—	—	—
11.55	—	20.44	—	—	—	9.38
11.06	—	18.67	—	—	—	9.35
11.52	—	20.39	—	23.96	49.19	9.37
11.04	—	18.62	—	22.38	45.95	9.34
—	—	—	—	—	—	—
—	9.95	—	9.14	—	—	9.22
—	9.92	—	9.12	—	—	9.19

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Templeton Growth VIP Class 2 Division	The Merger Fund Division	Van Eck Global Hard Assets Class S Division

Assets
Investments in shares of mutual funds, at market	$869,180	$—	$5,127,012
Liabilities	—	—	—
Net assets	$869,180	$—	$5,127,012

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	869,180	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	944,103
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	3,345,051
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	611,017
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	203,980
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	22,861
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$869,180	$—	$5,127,012

Investments in shares of mutual funds, at cost	$774,578	$—	$8,420,615
Shares of mutual funds owned	65,254	—	313,579
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	44,339	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	118,518
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	420,943
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	80,015
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	40,836
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	4,591
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	19.60	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	7.97
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	7.65
Principal Investment Plus Variable Annuity	—	—	7.95
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	7.64
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	9.65	5.00
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	9.64	4.98
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

(This page left intentionally blank)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division (1)

Investment income (loss)
Income
Dividends	$—	$21,556	$16

Expenses
Mortality and expense risks	59,684	32,849	81
Administrative charges	7,163	3,662	10
Separate account rider charges	4,294	2,978	—
Net investment income (loss)	(71,141)	(17,933)	(75)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	159,590	(34,413)	(6)
Capital gains distributions	793,370	438,156	11
Total realized gains (losses) on investments	952,960	403,743	5

Change in net unrealized appreciation or depreciation of investments	(980,379)	(586,927)	(992)

Net gains (losses) on investments	(98,560)	(201,117)	(1,062)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(98,560)	$(201,117)	$(1,062)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

American Century VP Capital Appreciation Class I Division	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP MidCap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

$—	$269,283	$1,180,345	$89,041	$16,224	$127,469	$330,686

33,123	150,225	727,438	74,354	45,641	513,271	209,906
3,975	4,966	87,290	7,641	1,826	61,600	8,658
2,248	5	24,857	4,541	26	20,987	27
(39,346)	114,087	340,760	2,505	(31,269)	(468,389)	112,095

48,492	693,175	(1,104,330)	230,184	363,626	5,374,138	499,170
170,538	1,141,341	—	245,794	349,388	4,209,146	—
219,030	1,834,516	(1,104,330)	475,978	713,014	9,583,284	499,170

(169,766)	(2,846,462)	(1,423,679)	(680,016)	(500,969)	(7,134,566)	(1,501,643)

9,918	(897,859)	(2,187,249)	(201,533)	180,776	1,980,329	(890,378)

—	—	—	—	—	—	—

$9,918	$(897,859)	$(2,187,249)	$(201,533)	$180,776	$1,980,329	$(890,378)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	American Funds Insurance Series Asset Allocation Fund Class 4 Division (1)	American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division

Investment income (loss)
Income
Dividends	$9,848	$17,120	$—

Expenses
Mortality and expense risks	1,040	7,428	5,318
Administrative charges	146	990	375
Separate account rider charges	—	—	3
Net investment income (loss)	8,662	8,702	(5,696)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8	(12,710)	(8,748)
Capital gains distributions	26	77,418	21,077
Total realized gains (losses) on investments	34	64,708	12,329

Change in net unrealized appreciation or depreciation of investments	(1,616)	(124,673)	(83,834)

Net gains (losses) on investments	7,080	(51,263)	(77,201)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$7,080	$(51,263)	$(77,201)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division

$—	$21,884	$553	$—	$7	$1,893	$1,581

766	3,932	383	1,273	354	3,476	2,562
106	158	50	170	51	206	355
—	—	—	—	—	2	—
(872)	17,794	120	(1,443)	(398)	(1,791)	(1,336)

24	(23,602)	236	379	1	(14,668)	(1,659)
4,940	—	560	—	—	13,029	12,371
4,964	(23,602)	796	379	1	(1,639)	10,712

(11,033)	(31,252)	(2,576)	(2,464)	(2,825)	(18,268)	(34,555)

(6,941)	(37,060)	(1,660)	(3,528)	(3,222)	(21,698)	(25,179)

—	—	—	—	—	—	—

$(6,941)	$(37,060)	$(1,660)	$(3,528)	$(3,222)	$(21,698)	$(25,179)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Balanced Class 1 Division	BlackRock Global Allocation Class III Division (1)	BlackRock iShares Alternative Strategies Class III Division (1)

Investment income (loss)
Income
Dividends	$575,379	$3,762	$3,786

Expenses
Mortality and expense risks	384,098	2,228	544
Administrative charges	14,749	243	61
Separate account rider charges	75	9	18
Net investment income (loss)	176,457	1,282	3,163

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,391,909	(133)	(17)
Capital gains distributions	2,208,798	27,557	—
Total realized gains (losses) on investments	3,600,707	27,424	(17)

Change in net unrealized appreciation or depreciation of investments	(3,988,979)	(40,129)	(5,064)

Net gains (losses) on investments	(211,815)	(11,423)	(1,918)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(211,815)	$(11,423)	$(1,918)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

BlackRock iShares Dynamic Allocation Class III Division (1)	BlackRock iShares Dynamic Fixed Income Class III Division (1)	BlackRock iShares Equity Appreciation Class III Division (1)	BlackRock Value Opportunities Class III Division (1)	Bond & Mortgage Securities Class 1 Division	Bond & Mortgage Securities Class 2 Division (1)	Calvert EAFE International Index Class F Division

$1,082	$2,038	$1,864	$1	$5,123,271	$338	$5

145	389	302	1	2,042,897	50	132
17	39	33	—	167,515	7	16
22	—	29	—	52,179	—	—
898	1,610	1,500	—	2,860,680	281	(143)

(6)	30	(200)	—	2,799,443	(382)	(26)
—	—	—	60	—	—	—
(6)	30	(200)	60	2,799,443	(382)	(26)

(2,151)	(3,180)	(7,191)	(75)	(8,435,344)	(227)	(677)

(1,259)	(1,540)	(5,891)	(15)	(2,775,221)	(328)	(846)

—	—	—	—	—	—	—

$(1,259)	$(1,540)	$(5,891)	$(15)	$(2,775,221)	$(328)	$(846)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Series II Division (1)

Investment income (loss)
Income
Dividends	$—	$—	$—

Expenses
Mortality and expense risks	831	3,750	43
Administrative charges	118	516	5
Separate account rider charges	—	—	—
Net investment income (loss)	(949)	(4,266)	(48)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(488)	(3,915)	(4)
Capital gains distributions	3,004	8,056	130
Total realized gains (losses) on investments	2,516	4,141	126

Change in net unrealized appreciation or depreciation of investments	(10,338)	(39,192)	(514)

Net gains (losses) on investments	(8,771)	(39,317)	(436)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(8,771)	$(39,317)	$(436)

(1)    Commenced operations May 18, 2015.
(2)    Represented the operations of DWS Alternative Asset Allocation Class B Division until May 18, 2015.
(3)    Represented the operations of DWS Equity 500 Index Class B2 Division until May 18, 2015.
(4)    Represented the operations of DWS Small Mid Cap Value Class B Division until May 18, 2015.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Columbia Limited Duration Credit Class 2 Division (1)	Columbia Small Cap Value Class 2 Division (1)	Delaware Limited Term Diversified Income Service Class Division (1)	Delaware Small Cap Value Service Class Division	Deutsche Alternative Asset Allocation Class B Division (2)	Deutsche Equity 500 Index Class B2 Division (3)	Deutsche Small Mid Cap Value Class B Division (4)

$—	$290	$903	$3,975	$—	$6,590	$—

542	452	887	11,723	228	5,791	9,917
46	54	84	1,380	27	767	1,163
12	—	21	1,167	—	—	758
(600)	(216)	(89)	(10,295)	(255)	32	(11,838)

(17)	(181)	(1)	(28,898)	(43)	(573)	9,635
—	3,349	—	89,194	—	23,615	58,836
(17)	3,168	(1)	60,296	(43)	23,042	68,471

(2,769)	(9,429)	(1,282)	(143,899)	(1,747)	(31,577)	(104,085)

(3,386)	(6,477)	(1,372)	(93,898)	(2,045)	(8,503)	(47,452)

—	—	—	—	—	—	—

$(3,386)	$(6,477)	$(1,372)	$(93,898)	$(2,045)	$(8,503)	$(47,452)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Growth Class 2 Division

Investment income (loss)
Income
Dividends	$10,359,498	$1,010,519	$31,926,815

Expenses
Mortality and expense risks	12,964,661	1,480,644	38,606,793
Administrative charges	1,555,941	177,738	4,633,356
Separate account rider charges	483,161	31,967	1,238,415
Net investment income (loss)	(4,644,265)	(679,830)	(12,551,749)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	13,350,970	374,672	12,287,419
Capital gains distributions	11,596,346	888,700	39,243,376
Total realized gains (losses) on investments	24,947,316	1,263,372	51,530,795

Change in net unrealized appreciation or depreciation of investments	(33,963,056)	(2,817,972)	(82,522,145)

Net gains (losses) on investments	(13,660,005)	(2,234,430)	(43,543,099)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(13,660,005)	$(2,234,430)	$(43,543,099)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Diversified Growth Managed Volatility Class 2 Division	Diversified Income Class 2 Division	Diversified International Class 1 Division	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division (1)	Dreyfus Investment Portfolio Technology Growth Service Shares Division	Equity Income Class 1 Division

$2,224,735	$1,446,911	$3,741,029	$4,610	$—	$—	$5,642,279

2,622,693	2,300,635	1,843,411	1,497	126	70,633	2,929,315
314,833	276,108	122,361	210	16	8,477	298,120
88,217	55,498	32,017	—	—	6,118	87,762
(801,008)	(1,185,330)	1,743,240	2,903	(142)	(85,228)	2,327,082

338,877	2,739,573	2,833,709	197	(4)	198,732	18,361,241
2,049,847	1,285,472	—	—	—	553,356	—
2,388,724	4,025,045	2,833,709	197	(4)	752,088	18,361,241

(5,771,107)	(5,329,705)	(6,432,512)	(17,869)	(101)	(450,567)	(32,719,713)

(4,183,391)	(2,489,990)	(1,855,563)	(14,769)	(247)	216,293	(12,031,390)

—	—	—	—	—	—	—

$(4,183,391)	$(2,489,990)	$(1,855,563)	$(14,769)	$(247)	$216,293	$(12,031,390)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division

Investment income (loss)
Income
Dividends	$23,115	$409,566	$426,206

Expenses
Mortality and expense risks	7,909	573,291	671,763
Administrative charges	1,055	22,934	80,737
Separate account rider charges	—	170	31,077
Net investment income (loss)	14,151	(186,829)	(357,371)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(706)	1,754,019	1,415,179
Capital gains distributions	—	4,198,838	4,916,370
Total realized gains (losses) on investments	(706)	5,952,857	6,331,549

Change in net unrealized appreciation or depreciation of investments	(73,132)	(6,027,355)	(6,432,389)

Net gains (losses) on investments	(59,687)	(261,327)	(458,211)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(59,687)	$(261,327)	$(458,211)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division

$991,709	$23,046	$3,244	$294	$51,141	$379,014	$12,948

437,643	184,710	123,905	690	239,690	443,553	3,665
28,849	7,389	14,870	—	28,902	53,200	469
10,031	21	8,746	—	12,750	22,427	1
515,186	(169,074)	(144,277)	(396)	(230,201)	(140,166)	8,813

408,345	879,451	888,596	(55)	343,214	3,602,584	(3,729)
3,419,201	466,626	295,090	8,433	2,178,831	33,541	—
3,827,546	1,346,077	1,183,686	8,378	2,522,045	3,636,125	(3,729)

(6,251,868)	(336,213)	(541,150)	(9,712)	(2,950,636)	(2,528,939)	(16,233)

(1,909,136)	840,790	498,259	(1,730)	(658,792)	967,020	(11,149)

—	—	—	—	—	—	—

$(1,909,136)	$840,790	$498,259	$(1,730)	$(658,792)	$967,020	$(11,149)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Investment income (loss)
Income
Dividends	$5,291	$21,099	$65,159

Expenses
Mortality and expense risks	3,990	42,363	214,359
Administrative charges	518	4,888	25,534
Separate account rider charges	—	2,423	10,338
Net investment income (loss)	783	(28,575)	(185,072)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(3,279)	106,243	257,354
Capital gains distributions	38,445	485,251	1,173,232
Total realized gains (losses) on investments	35,166	591,494	1,430,586

Change in net unrealized appreciation or depreciation of investments	(53,955)	(872,202)	(3,039,327)

Net gains (losses) on investments	(18,006)	(309,283)	(1,793,813)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(18,006)	$(309,283)	$(1,793,813)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division (1)	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division	Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division

$583	$247	$19,045	$32	$4,292,504	$30,280	$9,797

3,768	46	85,709	716	1,618,908	8,028	4,207
476	5	10,151	97	118,417	1,159	457
—	—	3,142	—	38,460	—	274
(3,661)	196	(79,957)	(781)	2,516,719	21,093	4,859

(1,061)	(1)	324,327	(642)	(425,501)	(540)	(4,998)
37,194	19	805,505	14,011	173,721	1,273	644
36,133	18	1,129,832	13,369	(251,780)	733	(4,354)

(85,686)	(535)	(1,288,027)	(20,751)	(2,913,168)	(34,980)	(20,662)

(53,214)	(321)	(238,152)	(8,163)	(648,229)	(13,154)	(20,157)

—	—	—	—	—	—	—

$(53,214)	$(321)	$(238,152)	$(8,163)	$(648,229)	$(13,154)	$(20,157)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division

Investment income (loss)
Income
Dividends	$2,621	$—	$369

Expenses
Mortality and expense risks	892	1,182	662
Administrative charges	123	136	77
Separate account rider charges	—	5	—
Net investment income (loss)	1,606	(1,323)	(370)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,027)	348	(84)
Capital gains distributions	3,595	—	—
Total realized gains (losses) on investments	2,568	348	(84)

Change in net unrealized appreciation or depreciation of investments	(9,969)	(453)	(142)

Net gains (losses) on investments	(5,795)	(1,428)	(596)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(5,795)	$(1,428)	$(596)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Guggenheim Macro Opportunities Series M Division	Income Class 1 Division (1)	Income Class 2 Division (1)	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division (1)	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

$2,514	$9,922	$691	$990,913	$148	$—	$7,315

1,217	2,353	65	747,232	110	56,118	1,723
141	249	9	64,679	13	2,245	212
7	13	—	22,795	—	9	—
1,149	7,307	617	156,207	25	(58,372)	5,380

(20)	(1,904)	(825)	(1,561,454)	(23)	231,069	(225)
210	—	—	—	—	23,592	16,491
190	(1,904)	(825)	(1,561,454)	(23)	254,661	16,266

(6,305)	(14,624)	(137)	(7,499,679)	(2,729)	(24,532)	(37,280)

(4,966)	(9,221)	(345)	(8,904,926)	(2,727)	171,757	(15,634)

—	—	—	—	—	—	—

$(4,966)	$(9,221)	$(345)	$(8,904,926)	$(2,727)	$171,757	$(15,634)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Invesco Core Equity Series I Division	Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division

Investment income (loss)
Income
Dividends	$217,919	$—	$—

Expenses
Mortality and expense risks	246,721	144,805	5,790
Administrative charges	9,870	5,793	759
Separate account rider charges	7	56	—
Net investment income (loss)	(38,679)	(150,654)	(6,549)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	973,879	1,219,747	(2,149)
Capital gains distributions	1,992,878	980,548	68,540
Total realized gains (losses) on investments	2,966,757	2,200,295	66,391

Change in net unrealized appreciation or depreciation of investments	(4,292,405)	(1,850,670)	(110,805)

Net gains (losses) on investments	(1,364,327)	198,971	(50,963)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(1,364,327)	$198,971	$(50,963)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Aspen Enterprise Service Shares Division

$156,573	$5,394	$—	$—	$—	$128,300	$70,439

131,037	3,080	19,838	111,875	44,588	61,485	116,751
15,726	423	793	10,757	1,784	7,379	4,671
5,306	—	35	4,655	14	3,467	88
4,504	1,891	(20,666)	(127,287)	(46,386)	55,969	(51,071)

281,670	467	367,924	284,127	296,517	358,495	690,764
—	—	114,435	1,731,921	344,168	360,136	1,008,793
281,670	467	482,359	2,016,048	640,685	718,631	1,699,557

(689,168)	(32,194)	(459,061)	(2,480,337)	(412,929)	(1,361,289)	(1,403,548)

(402,994)	(29,836)	2,632	(591,576)	181,370	(586,689)	244,938

—	—	—	—	—	—	—

$(402,994)	$(29,836)	$2,632	$(591,576)	$181,370	$(586,689)	$244,938

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Janus Aspen Flexible Bond Service Shares Division	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division

Investment income (loss)
Income
Dividends	$13,164	$73,405	$—

Expenses
Mortality and expense risks	6,256	612,114	2,940
Administrative charges	819	36,907	398
Separate account rider charges	—	13,706	—
Net investment income (loss)	6,089	(589,322)	(3,338)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(126)	3,556,456	1,311
Capital gains distributions	2,456	—	—
Total realized gains (losses) on investments	2,330	3,556,456	1,311

Change in net unrealized appreciation or depreciation of investments	(22,250)	(1,049,459)	755

Net gains (losses) on investments	(13,831)	1,917,675	(1,272)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(13,831)	$1,917,675	$(1,272)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division (1)	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division (1)	LargeCap Value Class 1 Division	LargeCap Value Class 2 Division (1)	MFS VIT International Value Service Class Division

$245,069	$921	$1,397,559	$927	$1,420,877	$68	$13,630

1,341,982	1,853	1,182,639	464	995,302	51	6,924
71,505	268	86,626	58	53,792	6	792
10,303	—	26,866	—	15,840	—	25
(1,178,721)	(1,200)	101,428	405	355,943	11	5,889

5,444,977	(1,856)	7,729,723	(50)	2,079,395	(10)	(360)
16,168,894	60,741	1,146,931	760	9,347,592	496	7,799
21,613,871	58,885	8,876,654	710	11,426,987	486	7,439

(13,707,976)	(69,012)	(9,066,908)	(2,328)	(13,740,865)	(352)	(16,783)

6,727,174	(11,327)	(88,826)	(1,213)	(1,957,935)	145	(3,455)

—	—	—	—	—	—	—

$6,727,174	$(11,327)	$(88,826)	$(1,213)	$(1,957,935)	$145	$(3,455)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	MFS VIT New Discovery Service Class Division	MFS VIT Utilities Service Class Division	MFS VIT Value Service Class Division

Investment income (loss)
Income
Dividends	$—	$502,675	$107,652

Expenses
Mortality and expense risks	13,969	154,255	63,712
Administrative charges	1,373	18,573	7,646
Separate account rider charges	683	8,978	4,228
Net investment income (loss)	(16,025)	320,869	32,066

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(77,588)	182,192	170,905
Capital gains distributions	38,400	882,250	303,478
Total realized gains (losses) on investments	(39,188)	1,064,442	474,383

Change in net unrealized appreciation or depreciation of investments	4,980	(3,494,394)	(632,553)

Net gains (losses) on investments	(50,233)	(2,109,083)	(126,104)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(50,233)	$(2,109,083)	$(126,104)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

MidCap Class 1 Division	Money Market Class 1 Division	Money Market Class 2 Division	Neuberger Berman AMT Large Cap Value I Class Division	Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division (1)	Neuberger Berman AMT Socially Responsive I Class Division	Oppenheimer Main Street Small Cap Service Shares Division

$1,883,573	$15	$—	$35,109	$—	$30,164	$4,335

4,573,762	584,853	14,495	58,623	5,422	69,212	7,881
312,389	43,992	1,868	7,036	652	8,306	315
78,563	13,844	—	2,245	214	4,060	1
(3,081,141)	(642,674)	(16,363)	(32,795)	(6,288)	(51,414)	(3,862)

27,129,590	—	—	292,546	(3,443)	569,566	(43,722)
38,553,134	—	—	354,802	2,506	476,898	100,410
65,682,724	—	—	647,348	(937)	1,046,464	56,688

(59,850,213)	—	—	(1,246,521)	(120,653)	(1,096,068)	(97,581)

2,751,370	(642,674)	(16,363)	(631,968)	(127,878)	(101,018)	(44,755)

—	—	—	—	—	—	—

$2,751,370	$(642,674)	$(16,363)	$(631,968)	$(127,878)	$(101,018)	$(44,755)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division (1)	PIMCO Commodity Real Return Strategy M Class Division (1)

Investment income (loss)
Income
Dividends	$160,970	$—	$—

Expenses
Mortality and expense risks	61,996	2	50
Administrative charges	7,440	—	6
Separate account rider charges	2,803	—	—
Net investment income (loss)	88,731	(2)	(56)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(177,260)	(70)	(4)
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	(177,260)	(70)	(4)

Change in net unrealized appreciation or depreciation of investments	(434,074)	(1)	(1,681)

Net gains (losses) on investments	(522,603)	(73)	(1,741)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(522,603)	$(73)	$(1,741)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division (1)	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Principal LifeTime 2010 Class 1 Division

$861,318	$6,868	$1,400,879	$307,376	$227	$417,000	$676,407

204,425	587	356,933	1,172,314	5,041	245,152	386,704
24,602	71	42,871	113,920	688	25,472	42,945
7,729	—	9,757	43,218	—	9,990	7,982
624,562	6,210	991,318	(1,022,076)	(5,502)	136,386	238,776

(62,199)	(20)	(33,826)	142,624	320	970,488	481,787
252,088	—	295,050	2,165,827	10,872	—	—
189,889	(20)	261,224	2,308,451	11,192	970,488	481,787

(1,327,188)	(7,503)	(1,527,726)	(2,510,117)	(12,067)	(1,507,441)	(1,445,646)

(512,737)	(1,313)	(275,184)	(1,223,742)	(6,377)	(400,567)	(725,083)

—	—	—	—	—	—	—

$(512,737)	$(1,313)	$(275,184)	$(1,223,742)	$(6,377)	$(400,567)	$(725,083)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division (1)	Principal LifeTime 2030 Class 1 Division

Investment income (loss)
Income
Dividends	$3,298,424	$419	$1,826,930

Expenses
Mortality and expense risks	1,621,896	81	887,613
Administrative charges	184,486	9	101,210
Separate account rider charges	69,387	—	62,699
Net investment income (loss)	1,422,655	329	775,408

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,363,142	(12)	2,821,494
Capital gains distributions	5,826,128	740	2,667,500
Total realized gains (losses) on investments	8,189,270	728	5,488,994

Change in net unrealized appreciation or depreciation of investments	(12,413,841)	(1,763)	(7,969,079)

Net gains (losses) on investments	(2,801,916)	(706)	(1,704,677)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(2,801,916)	$(706)	$(1,704,677)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Principal LifeTime 2030 Class 2 Division (1)	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division (1)	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division (1)	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division

$141	$342,759	$—	$219,996	$573	$1,262,897	$22,565

48	178,696	1	108,771	144	1,050,737	12,685
6	20,459	—	12,569	22	80,634	1,720
—	6,197	—	3,951	—	34,232	—
87	137,407	(1)	94,705	407	97,294	8,160

(8)	171,678	—	139,445	(17)	5,714,965	(5,427)
205	495,796	—	390,499	1,017	2,573,521	47,288
197	667,474	—	529,944	1,000	8,288,486	41,861

(718)	(1,119,014)	(5)	(762,417)	(3,066)	(6,248,173)	(9,501)

(434)	(314,133)	(6)	(137,768)	(1,659)	2,137,607	40,520

—	—	—	—	—	—	—

$(434)	$(314,133)	$(6)	$(137,768)	$(1,659)	$2,137,607	$40,520

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Rydex Basic Materials Division (1)	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Investment income (loss)
Income
Dividends	$—	$—	$—

Expenses
Mortality and expense risks	—	428	4,787
Administrative charges	—	49	640
Separate account rider charges	—	—	—
Net investment income (loss)	—	(477)	(5,427)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	(1,126)	(2,492)
Capital gains distributions	—	—	35,828
Total realized gains (losses) on investments	—	(1,126)	33,336

Change in net unrealized appreciation or depreciation of investments	—	(20,055)	(10,106)

Net gains (losses) on investments	—	(21,658)	17,803

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$—	$(21,658)	$17,803

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division

$18,822,013	$78,508	$5,131,092	$69,422	$2,340,794	$100,839	$6,471,813

8,153,569	25,320	2,014,448	20,305	1,291,114	37,487	2,266,119
912,520	3,494	222,487	2,779	138,098	5,474	237,002
381,391	—	115,378	—	96,455	—	125,907
9,374,533	49,694	2,778,779	46,338	815,127	57,878	3,842,785

22,194,594	(12,231)	4,204,578	(4,732)	3,205,219	(14,891)	1,892,628
48,266,925	220,282	7,483,261	108,720	6,634,063	319,158	4,382,541
70,461,519	208,051	11,687,839	103,988	9,839,282	304,267	6,275,169

(93,512,609)	(366,087)	(17,902,602)	(233,687)	(13,344,263)	(572,909)	(15,012,560)

(13,676,557)	(108,342)	(3,435,984)	(83,361)	(2,689,854)	(210,764)	(4,894,606)

—	—	—	—	—	—	—

$(13,676,557)	$(108,342)	$(3,435,984)	$(83,361)	$(2,689,854)	$(210,764)	$(4,894,606)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division

Investment income (loss)
Income
Dividends	$123,861	$1,515,673	$31,517

Expenses
Mortality and expense risks	34,950	837,592	13,559
Administrative charges	4,529	90,378	1,990
Separate account rider charges	—	87,294	—
Net investment income (loss)	84,382	500,409	15,968

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	10,280	2,247,548	(21,539)
Capital gains distributions	89,479	4,977,875	115,330
Total realized gains (losses) on investments	99,759	7,225,423	93,791

Change in net unrealized appreciation or depreciation of investments	(331,837)	(9,852,418)	(183,660)

Net gains (losses) on investments	(147,696)	(2,126,586)	(73,901)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(147,696)	$(2,126,586)	$(73,901)

(1) Commenced operations April 17, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Short-Term Income Class 1 Division	Short-Term Income Class 2 Division	SmallCap Blend Class 1 Division	SmallCap Blend Class 2 Division (1)	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

$3,098,236	$20,654	$79,677	$460	$—	$—	$44,813

1,488,883	6,411	1,233,807	5,073	179,858	443,917	7,114
158,116	879	86,838	729	21,586	53,276	913
43,820	—	22,994	—	11,075	27,869	22
1,407,417	13,364	(1,263,962)	(5,342)	(212,519)	(525,062)	36,764

534,051	(4,694)	3,935,734	(1,707)	934,600	3,150,864	(9,111)
—	—	3,923,209	22,673	—	2,663,598	2,959
534,051	(4,694)	7,858,943	20,966	934,600	5,814,462	(6,152)

(2,714,781)	(16,114)	(13,749,436)	(80,039)	456,116	(2,151,210)	(82,235)

(773,313)	(7,444)	(7,154,455)	(64,415)	1,178,197	3,138,190	(51,623)

—	—	—	—	—	—	—

$(773,313)	$(7,444)	$(7,154,455)	$(64,415)	$1,178,197	$3,138,190	$(51,623)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Templeton Growth VIP Class 2 Division	The Merger Fund Division (1)	Van Eck Global Hard Assets Class S Division

Investment income (loss)
Income
Dividends	$25,191	$—	$2,034

Expenses
Mortality and expense risks	8,123	—	82,091
Administrative charges	—	—	8,585
Separate account rider charges	—	—	4,893
Net investment income (loss)	17,068	—	(93,535)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	6,034	—	(526,299)
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	6,034	—	(526,299)

Change in net unrealized appreciation or depreciation of investments	(95,558)	—	(1,919,469)

Net gains (losses) on investments	(72,456)	—	(2,539,303)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(72,456)	$—	$(2,539,303)

(1) Commenced operations May 18, 2015. See accompanying notes.

(This page left intentionally blank)

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	AllianceBernstein Small Cap Growth Class A Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(71,141)	$(82,853)
Total realized gains (losses) on investments	952,960	711,933
Change in net unrealized appreciation or depreciation of investments	(980,379)	(834,462)
Net gains (losses) from investments	(98,560)	(205,382)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(98,560)	(205,382)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	692,012	883,376
Administration charges	(407)	(575)
Contingent sales charges	(4,994)	(5,340)
Contract terminations	(563,413)	(515,559)
Death benefit payments	(25,911)	(32,960)
Flexible withdrawal option payments	(22,903)	(16,721)
Transfers to other contracts	(570,163)	(1,345,012)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(495,779)	(1,032,791)
Total increase (decrease)	(594,339)	(1,238,173)

Net assets at beginning of period	4,944,580	6,182,753
Net assets at end of period	$4,350,241	$4,944,580

(1) Commenced operations May 18, 2015. See accompanying notes.

AllianceBernstein Small/Mid Cap Value Class A Division		Alps/Red Rocks Listed Private Equity Class III Division (1)	American Century VP Capital Appreciation Class I Division

2015	2014	2015	2015	2014

$(17,933)	$(12,463)	$(75)	$(39,346)	$(27,698)
403,743	255,333	5	219,030	21,929
(586,927)	(103,979)	(992)	(169,766)	250,033
(201,117)	138,891	(1,062)	9,918	244,264

—	—	—	—	—

(201,117)	138,891	(1,062)	9,918	244,264

1,332,689	1,756,451	24,745	645,130	3,015,252
—	(60)	(8)	(1,550)	(1,154)
(1,040)	(375)	—	(2,290)	(2,204)
(118,349)	(76,395)	—	(258,314)	(212,790)
(23,425)	(10,551)	—	(27,500)	(18,522)
(19,743)	(13,164)	—	(24,857)	(13,909)
(523,465)	(549,664)	—	(447,846)	(407,430)
—	—	—	—	—
646,667	1,106,242	24,737	(117,227)	2,359,243
445,550	1,245,133	23,675	(107,309)	2,603,507

2,320,465	1,075,332	—	2,603,507	—
$2,766,015	$2,320,465	$23,675	$2,496,198	$2,603,507

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	American Century VP Income & Growth Class I Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$114,087	$119,178
Total realized gains (losses) on investments	1,834,516	811,414
Change in net unrealized appreciation or depreciation of investments	(2,846,462)	588,288
Net gains (losses) from investments	(897,859)	1,518,880

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(897,859)	1,518,880

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	429,765	624,667
Administration charges	(1,061)	(1,891)
Contingent sales charges	(1,747)	(2,062)
Contract terminations	(1,560,280)	(1,528,791)
Death benefit payments	(116,724)	(111,850)
Flexible withdrawal option payments	(152,106)	(164,308)
Transfers to other contracts	(587,166)	(884,451)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,989,319)	(2,068,686)
Total increase (decrease)	(2,887,178)	(549,806)

Net assets at beginning of period	14,435,615	14,985,421
Net assets at end of period	$11,548,437	$14,435,615

See accompanying notes.

American Century VP Inflation Protection Class II Division		American Century VP MidCap Value Class II Division		American Century VP Ultra Class I Division

2015	2014	2015	2014	2015	2014

$340,760	$(161,357)	$2,505	$(18,591)	$(31,269)	$(34,855)
(1,104,330)	2,311,462	475,978	502,545	713,014	330,844
(1,423,679)	(569,158)	(680,016)	122,659	(500,969)	5,663
(2,187,249)	1,580,947	(201,533)	606,613	180,776	301,652

—	—	—	—	—	—

(2,187,249)	1,580,947	(201,533)	606,613	180,776	301,652

8,848,538	13,312,143	2,523,086	2,495,268	566,985	213,536
(299,369)	(368,840)	(391)	(517)	(722)	(846)
(53,212)	(83,724)	(1,614)	(3,227)	(394)	(700)
(6,003,190)	(8,083,732)	(333,932)	(446,735)	(350,601)	(567,666)
(597,826)	(456,869)	(91,015)	(92,761)	(10,583)	(18,560)
(1,871,537)	(2,013,619)	(45,033)	(27,075)	(47,184)	(54,106)
(11,648,589)	(17,534,228)	(734,456)	(1,016,734)	(416,178)	(276,896)
—	—	—	—	—	—
(11,625,185)	(15,228,869)	1,316,645	908,219	(258,677)	(705,238)
(13,812,434)	(13,647,922)	1,115,112	1,514,832	(77,901)	(403,586)

65,192,081	78,840,003	5,329,347	3,814,515	3,695,933	4,099,519
$51,379,647	$65,192,081	$6,444,459	$5,329,347	$3,618,032	$3,695,933

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	American Century VP Ultra Class II Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(468,389)	$(620,307)
Total realized gains (losses) on investments	9,583,284	5,452,590
Change in net unrealized appreciation or depreciation of investments	(7,134,566)	(1,063,112)
Net gains (losses) from investments	1,980,329	3,769,171

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,980,329	3,769,171

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,602,185	6,983,627
Administration charges	(226,359)	(283,549)
Contingent sales charges	(39,443)	(65,566)
Contract terminations	(4,449,811)	(6,330,547)
Death benefit payments	(406,576)	(281,760)
Flexible withdrawal option payments	(1,393,167)	(1,480,963)
Transfers to other contracts	(8,773,849)	(11,843,761)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(10,687,020)	(13,302,519)
Total increase (decrease)	(8,706,691)	(9,533,348)

Net assets at beginning of period	44,865,140	54,398,488
Net assets at end of period	$36,158,449	$44,865,140

(1) Commenced operations May 18, 2015. See accompanying notes.

American Century VP Value Class II Division		American Funds Insurance Series Asset Allocation Fund Class 4 Division (1)	American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division

2015	2014	2015	2015	2014

$112,095	$16,472	$8,662	$8,702	$522
499,170	703,639	34	64,708	(235)
(1,501,643)	1,330,760	(1,616)	(124,673)	(891)
(890,378)	2,050,871	7,080	(51,263)	(604)

—	—	—	—	—

(890,378)	2,050,871	7,080	(51,263)	(604)

1,050,927	1,607,095	799,566	916,573	104,128
(2,991)	(3,393)	(175)	(616)	(3)
(2,043)	(3,965)	—	(33)	—
(1,809,594)	(3,215,888)	(37)	(3,014)	—
(71,351)	(93,993)	—	(591)	—
(207,941)	(216,110)	—	(3,300)	—
(799,496)	(1,627,230)	—	(60,885)	—
—	—	—	—	—
(1,842,489)	(3,553,484)	799,354	848,134	104,125
(2,732,867)	(1,502,613)	806,434	796,871	103,521

18,210,559	19,713,172	—	103,521	—
$15,477,692	$18,210,559	$806,434	$900,392	$103,521

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(5,696)	$(410)
Total realized gains (losses) on investments	12,329	416
Change in net unrealized appreciation or depreciation of investments	(83,834)	(372)
Net gains (losses) from investments	(77,201)	(366)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(77,201)	(366)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,081,691	113,699
Administration charges	—	—
Contingent sales charges	(75)	(5)
Contract terminations	(43,326)	(3,834)
Death benefit payments	—	—
Flexible withdrawal option payments	(2,772)	—
Transfers to other contracts	(210,335)	(13,516)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	825,183	96,344
Total increase (decrease)	747,982	95,978

Net assets at beginning of period	95,978	—
Net assets at end of period	$843,960	$95,978

See accompanying notes.

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division		American Funds Insurance Series High-Income Bond Class 2 Division		American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division

2015	2014	2015	2014	2015	2014

$(872)	$(1)	$17,794	$10,057	$120	$—
4,964	—	(23,602)	(2,174)	796	—
(11,033)	25	(31,252)	(15,338)	(2,576)	—
(6,941)	24	(37,060)	(7,455)	(1,660)	—

—	—	—	—	—	—

(6,941)	24	(37,060)	(7,455)	(1,660)	—

144,281	7,841	514,915	318,020	94,893	—
(106)	—	(6)	(1)	(34)	—
(2)	—	(33)	(74)	—	—
(199)	—	(29,259)	(60,154)	—	—
—	—	—	—	—	—
—	—	(5,380)	(1,200)	—	—
(11,908)	—	(290,011)	(38,138)	(31,072)	—
—	—	—	—	—	—
132,066	7,841	190,226	218,453	63,787	—
125,125	7,865	153,166	210,998	62,127	—

7,865	—	210,998	—	—	—
$132,990	$7,865	$364,164	$210,998	$62,127	$—

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,443)	$(7)
Total realized gains (losses) on investments	379	—
Change in net unrealized appreciation or depreciation of investments	(2,464)	(113)
Net gains (losses) from investments	(3,528)	(120)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(3,528)	(120)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	124,649	30,019
Administration charges	(179)	—
Contingent sales charges	(2)	—
Contract terminations	(198)	—
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(2,236)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	122,034	30,019
Total increase (decrease)	118,506	29,899

Net assets at beginning of period	29,899	—
Net assets at end of period	$148,405	$29,899

See accompanying notes.

American Funds Insurance Series Managed Risk International Fund Class P2 Division		American Funds Insurance Series New World Fund Class 2 Division		American Funds Insurance Series New World Fund Class 4 Division

2015	2014	2015	2014	2015	2014

$(398)	$(4)	$(1,791)	$607	$(1,336)	$346
1	—	(1,639)	3,731	10,712	(632)
(2,825)	(100)	(18,268)	(22,384)	(34,555)	(437)
(3,222)	(104)	(21,698)	(18,046)	(25,179)	(723)

—	—	—	—	—	—

(3,222)	(104)	(21,698)	(18,046)	(25,179)	(723)

23,207	18,000	392,640	176,734	383,239	52,693
(8)	—	(2)	—	(378)	(4)
(1)	—	(139)	(4)	—	—
(99)	—	(15,920)	(3,547)	—	—
—	—	—	—	—	—
—	—	(631)	—	(191)	—
(184)	—	(65,841)	(2,780)	(15,951)	—
—	—	—	—	—	—
22,915	18,000	310,107	170,403	366,719	52,689
19,693	17,896	288,409	152,357	341,540	51,966

17,896	—	152,357	—	51,966	—
$37,589	$17,896	$440,766	$152,357	$393,506	$51,966

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Balanced Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$176,457	$178,893
Total realized gains (losses) on investments	3,600,707	1,285,488
Change in net unrealized appreciation or depreciation of investments	(3,988,979)	1,105,685
Net gains (losses) from investments	(211,815)	2,570,066

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(211,815)	2,570,066

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,182,321	1,615,675
Administration charges	(10,601)	(13,308)
Contingent sales charges	(3,246)	(3,904)
Contract terminations	(4,255,018)	(3,825,292)
Death benefit payments	(319,838)	(328,687)
Flexible withdrawal option payments	(632,582)	(621,682)
Transfers to other contracts	(738,415)	(945,275)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,777,379)	(4,122,473)
Total increase (decrease)	(4,989,194)	(1,552,407)

Net assets at beginning of period	34,954,263	36,506,670
Net assets at end of period	$29,965,069	$34,954,263

(1) Commenced operations May 18, 2015. See accompanying notes.

BlackRock Global Allocation Class III Division (1)	BlackRock iShares Alternative Strategies Class III Division (1)	BlackRock iShares Dynamic Allocation Class III Division (1)

2015	2015	2015

$1,282	$3,163	$898
27,424	(17)	(6)
(40,129)	(5,064)	(2,151)
(11,423)	(1,918)	(1,259)

—	—	—

(11,423)	(1,918)	(1,259)

538,180	217,766	61,556
(6)	—	—
(40)	(19)	—
(4,460)	(2,163)	—
—	—	—
—	(314)	—
(5)	(84,204)	—
—	—	—
533,669	131,066	61,556
522,246	129,148	60,297

—	—	—
$522,246	$129,148	$60,297

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

BlackRock iShares Dynamic Fixed Income Class III Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,610
Total realized gains (losses) on investments	30
Change in net unrealized appreciation or depreciation of investments	(3,180)
Net gains (losses) from investments	(1,540)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(1,540)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	127,778
Administration charges	(39)
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	(1,080)
Transfers to other contracts	(14,365)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	112,294
Total increase (decrease)	110,754

Net assets at beginning of period	—
Net assets at end of period	$110,754

(1) Commenced operations May 18, 2015. See accompanying notes.

BlackRock iShares Equity Appreciation Class III Division (1)	BlackRock Value Opportunities Class III Division (1)	Bond & Mortgage Securities Class 1 Division

2015	2015	2015	2014

$1,500	$—	$2,860,680	$3,310,500
(200)	60	2,799,443	(697,163)
(7,191)	(75)	(8,435,344)	4,749,114
(5,891)	(15)	(2,775,221)	7,362,451

—	—	—	—

(5,891)	(15)	(2,775,221)	7,362,451

116,848	841	17,875,923	27,844,763
(5)	—	(363,601)	(453,229)
—	—	(96,660)	(135,527)
—	—	(19,282,067)	(23,038,674)
—	—	(1,508,435)	(975,504)
—	—	(3,963,183)	(4,266,564)
—	—	(19,499,104)	(27,083,716)
—	—	—	—
116,843	841	(26,837,127)	(28,108,451)
110,952	826	(29,612,348)	(20,746,000)

—	—	180,940,143	201,686,143
$110,952	$826	$151,327,795	$180,940,143

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

Bond & Mortgage Securities Class 2 Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$281
Total realized gains (losses) on investments	(382)
Change in net unrealized appreciation or depreciation of investments	(227)
Net gains (losses) from investments	(328)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(328)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	39,327
Administration charges	(9)
Contingent sales charges	(3)
Contract terminations	(301)
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	(20,060)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	18,954
Total increase (decrease)	18,626

Net assets at beginning of period	—
Net assets at end of period	$18,626

(1) Commenced operations May 18, 2015. See accompanying notes.

Calvert EAFE International Index Class F Division		Calvert Russell 2000 Small Cap Index Class F Division		Calvert S&P MidCap 400 Index Class F Division

2015	2014	2015	2014	2015	2014

$(143)	$116	$(949)	$51	$(4,266)	$178
(26)	(1)	2,516	2,374	4,141	2,812
(677)	(284)	(10,338)	(2,142)	(39,192)	(2,823)
(846)	(169)	(8,771)	283	(39,317)	167

—	—	—	—	—	—

(846)	(169)	(8,771)	283	(39,317)	167

10,391	5,650	94,943	21,184	541,126	35,556
(19)	(1)	(106)	(1)	(322)	(3)
—	—	—	—	(24)	—
(18)	—	—	—	(2,184)	—
—	—	—	—	(586)	—
—	—	—	—	—	—
(16)	—	(4,410)	—	(54,130)	—
—	—	—	—	—	—
10,338	5,649	90,427	21,183	483,880	35,553
9,492	5,480	81,656	21,466	444,563	35,720

5,480	—	21,466	—	35,720	—
$14,972	$5,480	$103,122	$21,466	$480,283	$35,720

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

ClearBridge Small Cap Growth Series II Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(48)
Total realized gains (losses) on investments	126
Change in net unrealized appreciation or depreciation of investments	(514)
Net gains (losses) from investments	(436)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(436)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	8,977
Administration charges	(5)
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	8,972
Total increase (decrease)	8,536

Net assets at beginning of period	—
Net assets at end of period	$8,536

(1) Commenced operations May 18, 2015. See accompanying notes.

Columbia Limited Duration Credit Class 2 Division (1)	Columbia Small Cap Value Class 2 Division (1)	Delaware Limited Term Diversified Income Service Class Division (1)

2015	2015	2015

$(600)	$(216)	$(89)
(17)	3,168	(1)
(2,769)	(9,429)	(1,282)
(3,386)	(6,477)	(1,372)

—	—	—

(3,386)	(6,477)	(1,372)

146,269	82,607	230,703
(7)	(38)	(1)
(3)	—	—
(301)	—	—
—	—	—
(1,320)	—	(2,640)
(987)	(997)	—
—	—	—
143,651	81,572	228,062
140,265	75,095	226,690

—	—	—
$140,265	$75,095	$226,690

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Delaware Small Cap Value Service Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(10,295)	$(6,946)
Total realized gains (losses) on investments	60,296	50,553
Change in net unrealized appreciation or depreciation of investments	(143,899)	(24,718)
Net gains (losses) from investments	(93,898)	18,889

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(93,898)	18,889

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	613,946	805,377
Administration charges	(5)	(7)
Contingent sales charges	(695)	(415)
Contract terminations	(88,431)	(44,694)
Death benefit payments	(727)	(686)
Flexible withdrawal option payments	(2,452)	(2,147)
Transfers to other contracts	(164,705)	(292,798)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	356,931	464,630
Total increase (decrease)	263,033	483,519

Net assets at beginning of period	745,584	262,065
Net assets at end of period	$1,008,617	$745,584

(1)     Represented the operations of DWS Alternative Asset Allocation Class B Division until May 18, 2015.
(2)     Represented the operations of DWS Equity 500 Index Class B2 Division until May 18, 2015.
(3)     Represented the operations of DWS Small Mid Cap Value Class B Division until May 18, 2015.

See accompanying notes.

Deutsche Alternative Asset Allocation Class B Division (1)		Deutsche Equity 500 Index Class B2 Division (2)		Deutsche Small Mid Cap Value Class B Division (3)

2015	2014	2015	2014	2015	2014

$(255)	$—	$32	$(38)	$(11,838)	$(4,637)
(43)	—	23,042	—	68,471	6,238
(1,747)	—	(31,577)	776	(104,085)	18,717
(2,045)	—	(8,503)	738	(47,452)	20,318

—	—	—	—	—	—

(2,045)	—	(8,503)	738	(47,452)	20,318

43,087	—	664,544	58,505	512,154	469,603
(32)	—	(646)	(4)	(131)	—
—	—	(126)	—	(194)	(145)
—	—	(11,546)	—	(22,290)	(13,984)
—	—	—	—	—	—
(720)	—	(2,259)	—	(5,528)	(535)
—	—	(22,263)	—	(98,976)	(6,630)
—	—	—	—	—	—
42,335	—	627,704	58,501	385,035	448,309
40,290	—	619,201	59,239	337,583	468,627

—	—	59,239	—	615,048	146,421
$40,290	$—	$678,440	$59,239	$952,631	$615,048

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Diversified Balanced Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(4,644,265)	$(5,103,248)
Total realized gains (losses) on investments	24,947,316	17,226,049
Change in net unrealized appreciation or depreciation of investments	(33,963,056)	41,256,299
Net gains (losses) from investments	(13,660,005)	53,379,100

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(13,660,005)	53,379,100

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	148,297,223	204,475,928
Administration charges	(10,208,600)	(8,816,823)
Contingent sales charges	(307,866)	(321,133)
Contract terminations	(33,834,764)	(29,923,921)
Death benefit payments	(4,339,389)	(4,446,014)
Flexible withdrawal option payments	(15,733,181)	(11,235,966)
Transfers to other contracts	(50,351,557)	(48,479,767)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	33,521,866	101,252,304
Total increase (decrease)	19,861,861	154,631,404

Net assets at beginning of period	1,011,135,001	856,503,597
Net assets at end of period	$1,030,996,862	$1,011,135,001

See accompanying notes.

Diversified Balanced Managed Volatility Class 2 Division		Diversified Growth Class 2 Division		Diversified Growth Managed Volatility Class 2 Division

2015	2014	2015	2014	2015	2014

$(679,830)	$(571,146)	$(12,551,749)	$(11,978,249)	$(801,008)	$(1,091,587)
1,263,372	69,141	51,530,795	40,149,285	2,388,724	166,250
(2,817,972)	2,805,987	(82,522,145)	129,051,299	(5,771,107)	5,573,416
(2,234,430)	2,303,982	(43,543,099)	157,222,335	(4,183,391)	4,648,079

—	—	—	—	—	—

(2,234,430)	2,303,982	(43,543,099)	157,222,335	(4,183,391)	4,648,079

81,082,062	85,991,855	607,720,734	707,153,835	130,875,606	151,901,026
(1,345,576)	(432,397)	(31,268,064)	(24,520,132)	(2,220,053)	(842,149)
(26,521)	(3,771)	(737,875)	(663,488)	(35,183)	(11,131)
(2,855,738)	(364,095)	(82,565,699)	(61,042,314)	(3,695,433)	(1,020,805)
(159,363)	(83,506)	(5,252,123)	(7,369,365)	(713,173)	—
(1,724,784)	(426,709)	(34,611,268)	(23,673,228)	(1,886,963)	(597,960)
(18,902,170)	(3,317,816)	(89,103,085)	(67,768,174)	(17,124,645)	(6,430,729)
—	—	—	—	—	—
56,067,910	81,363,561	364,182,620	522,117,134	105,200,156	142,998,252
53,833,480	83,667,543	320,639,521	679,339,469	101,016,765	147,646,331

84,544,416	876,873	2,881,637,488	2,202,298,019	151,625,281	3,978,950
$138,377,896	$84,544,416	$3,202,277,009	$2,881,637,488	$252,642,046	$151,625,281

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Diversified Income Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,185,330)	$(1,183,394)
Total realized gains (losses) on investments	4,025,045	2,826,894
Change in net unrealized appreciation or depreciation of investments	(5,329,705)	5,516,168
Net gains (losses) from investments	(2,489,990)	7,159,668

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(2,489,990)	7,159,668

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	83,072,684	88,489,565
Administration charges	(1,863,532)	(1,327,401)
Contingent sales charges	(106,534)	(66,865)
Contract terminations	(11,739,459)	(5,030,610)
Death benefit payments	(771,288)	(307,790)
Flexible withdrawal option payments	(2,907,293)	(1,893,484)
Transfers to other contracts	(32,923,101)	(30,584,567)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	32,761,477	49,278,848
Total increase (decrease)	30,271,487	56,438,516

Net assets at beginning of period	168,519,198	112,080,682
Net assets at end of period	$198,790,685	$168,519,198

(1) Commenced operations May 18, 2015. See accompanying notes.

Diversified International Class 1 Division		Diversified International Class 2 Division		Dreyfus IP MidCap Stock Service Shares Division (1)

2015	2014	2015	2014	2015

$1,743,240	$1,403,412	$2,903	$(10)	$(142)
2,833,709	2,123,040	197	—	(4)
(6,432,512)	(10,768,603)	(17,869)	(233)	(101)
(1,855,563)	(7,242,151)	(14,769)	(243)	(247)

—	—	—	—	—

(1,855,563)	(7,242,151)	(14,769)	(243)	(247)

14,634,219	18,781,531	222,972	26,250	44,969
(111,940)	(131,204)	(208)	(1)	(19)
(62,004)	(78,131)	(95)	—	—
(16,496,579)	(21,015,046)	(8,764)	—	—
(831,074)	(934,159)	—	—	—
(1,662,894)	(1,745,516)	—	—	—
(11,604,130)	(16,641,375)	(14,946)	—	(1,028)
—	—	—	—	—
(16,134,402)	(21,763,900)	198,959	26,249	43,922
(17,989,965)	(29,006,051)	184,190	26,006	43,675

154,008,936	183,014,987	26,006	—	—
$136,018,971	$154,008,936	$210,196	$26,006	$43,675

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Dreyfus Investment Portfolio Technology Growth Service Shares Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(85,228)	$(74,402)
Total realized gains (losses) on investments	752,088	601,919
Change in net unrealized appreciation or depreciation of investments	(450,567)	(337,264)
Net gains (losses) from investments	216,293	190,253

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	216,293	190,253

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,001,336	2,026,813
Administration charges	(576)	(458)
Contingent sales charges	(2,512)	(3,956)
Contract terminations	(283,401)	(381,970)
Death benefit payments	(56,253)	(35,378)
Flexible withdrawal option payments	(49,500)	(33,686)
Transfers to other contracts	(660,895)	(1,326,074)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	948,199	245,291
Total increase (decrease)	1,164,492	435,544

Net assets at beginning of period	5,040,592	4,605,048
Net assets at end of period	$6,205,084	$5,040,592

See accompanying notes.

Equity Income Class 1 Division		Equity Income Class 2 Division		Fidelity VIP Contrafund Service Class Division

2015	2014	2015	2014	2015	2014

$2,327,082	$2,471,246	$14,151	$(56)	$(186,829)	$(236,480)
18,361,241	21,436,943	(706)	—	5,952,857	3,370,695
(32,719,713)	5,170,721	(73,132)	1,334	(6,027,355)	1,670,519
(12,031,390)	29,078,910	(59,687)	1,278	(261,327)	4,804,734

—	—	—	—	—	—

(12,031,390)	29,078,910	(59,687)	1,278	(261,327)	4,804,734

26,323,857	31,779,340	1,035,730	79,875	1,597,789	2,487,812
(795,423)	(998,503)	(867)	(8)	(8,542)	(10,159)
(180,753)	(262,012)	(274)	—	(4,817)	(7,420)
(24,867,854)	(32,445,348)	(25,196)	—	(4,291,254)	(6,018,328)
(2,019,345)	(1,887,061)	(599)	—	(157,093)	(210,974)
(5,951,129)	(6,229,853)	(9,470)	—	(554,040)	(537,444)
(31,771,106)	(53,668,427)	(14,753)	—	(2,289,887)	(3,444,101)
—	—	—	—	—	—
(39,261,753)	(63,711,864)	984,571	79,867	(5,707,844)	(7,740,614)
(51,293,143)	(34,632,954)	924,884	81,145	(5,969,171)	(2,935,880)

258,966,880	293,599,834	81,145	—	48,139,718	51,075,598
$207,673,737	$258,966,880	$1,006,029	$81,145	$42,170,547	$48,139,718

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Fidelity VIP Contrafund Service Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(357,371)	$(417,871)
Total realized gains (losses) on investments	6,331,549	2,687,837
Change in net unrealized appreciation or depreciation of investments	(6,432,389)	2,939,300
Net gains (losses) from investments	(458,211)	5,209,266

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(458,211)	5,209,266

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	10,439,325	9,210,767
Administration charges	(109,943)	(128,019)
Contingent sales charges	(45,617)	(48,448)
Contract terminations	(5,136,128)	(4,677,758)
Death benefit payments	(397,888)	(554,403)
Flexible withdrawal option payments	(844,779)	(768,536)
Transfers to other contracts	(7,778,786)	(8,941,072)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(3,873,816)	(5,907,469)
Total increase (decrease)	(4,332,027)	(698,203)

Net assets at beginning of period	55,141,526	55,839,729
Net assets at end of period	$50,809,499	$55,141,526

See accompanying notes.

Fidelity VIP Equity-Income Service Class 2 Division		Fidelity VIP Growth Service Class Division		Fidelity VIP Growth Service Class 2 Division

2015	2014	2015	2014	2015	2014

$515,186	$457,675	$(169,074)	$(194,960)	$(144,277)	$(136,449)
3,827,546	872,820	1,346,077	1,066,857	1,183,686	653,557
(6,251,868)	1,250,674	(336,213)	627,231	(541,150)	258,174
(1,909,136)	2,581,169	840,790	1,499,128	498,259	775,282

—	—	—	—	—	—

(1,909,136)	2,581,169	840,790	1,499,128	498,259	775,282

2,997,713	3,512,477	786,926	754,685	2,931,834	3,479,922
(5,586)	(6,690)	(3,401)	(4,015)	(1,271)	(1,314)
(16,443)	(17,558)	(1,636)	(2,434)	(8,880)	(11,418)
(4,446,515)	(4,752,614)	(1,457,604)	(1,973,920)	(1,001,787)	(1,102,425)
(353,785)	(210,028)	(93,984)	(269,572)	(34,768)	(3,814)
(434,131)	(397,723)	(142,151)	(152,175)	(51,248)	(36,420)
(1,903,882)	(2,873,880)	(920,669)	(1,304,407)	(1,788,406)	(2,004,111)
—	—	—	—	—	—
(4,162,629)	(4,746,016)	(1,832,519)	(2,951,838)	45,474	320,420
(6,071,765)	(2,164,847)	(991,729)	(1,452,710)	543,733	1,095,702

37,543,510	39,708,357	15,184,681	16,637,391	9,441,585	8,345,883
$31,471,745	$37,543,510	$14,192,952	$15,184,681	$9,985,318	$9,441,585

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Fidelity VIP Mid Cap Service Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(396)	$(167)
Total realized gains (losses) on investments	8,378	541
Change in net unrealized appreciation or depreciation of investments	(9,712)	803
Net gains (losses) from investments	(1,730)	1,177

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,730)	1,177

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	—	70,000
Administration charges	—	—
Contingent sales charges	—	—
Contract terminations	—	—
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	—	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	—	70,000
Total increase (decrease)	(1,730)	71,177

Net assets at beginning of period	71,177	—
Net assets at end of period	$69,447	$71,177

See accompanying notes.

Fidelity VIP Mid Cap Service Class 2 Division		Fidelity VIP Overseas Service Class 2 Division		Franklin Global Real Estate VIP Class 2 Division

2015	2014	2015	2014	2015	2014

$(230,201)	$(242,325)	$(140,166)	$(191,950)	$8,813	$(23)
2,522,045	921,737	3,636,125	(196,348)	(3,729)	—
(2,950,636)	71,824	(2,528,939)	(3,762,189)	(16,233)	69
(658,792)	751,236	967,020	(4,150,487)	(11,149)	46

—	—	—	—	—	—

(658,792)	751,236	967,020	(4,150,487)	(11,149)	46

5,265,430	5,110,604	6,100,177	10,194,179	522,134	41,465
(2,071)	(1,449)	(131,466)	(160,352)	(365)	(1)
(13,152)	(16,516)	(35,886)	(49,635)	(87)	—
(1,481,963)	(1,594,709)	(4,051,999)	(4,792,388)	(8,410)	—
(109,265)	(20,631)	(287,764)	(181,974)	—	—
(129,565)	(102,057)	(807,640)	(845,535)	—	—
(1,559,897)	(1,494,401)	(8,016,886)	(8,034,475)	(46,920)	—
—	—	—	—	—	—
1,969,517	1,880,841	(7,231,464)	(3,870,180)	466,352	41,464
1,310,725	2,632,077	(6,264,444)	(8,020,667)	455,203	41,510

17,955,535	15,323,458	37,741,368	45,762,035	41,510	—
$19,266,260	$17,955,535	$31,476,924	$37,741,368	$496,713	$41,510

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Franklin Rising Dividends VIP Class 4 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$783	$(46)
Total realized gains (losses) on investments	35,166	502
Change in net unrealized appreciation or depreciation of investments	(53,955)	595
Net gains (losses) from investments	(18,006)	1,051

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(18,006)	1,051

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	443,109	70,331
Administration charges	(481)	(2)
Contingent sales charges	(14)	—
Contract terminations	(1,254)	—
Death benefit payments	(299)	—
Flexible withdrawal option payments	(4,518)	—
Transfers to other contracts	(20,001)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	416,542	70,329
Total increase (decrease)	398,536	71,380

Net assets at beginning of period	71,380	—
Net assets at end of period	$469,916	$71,380

See accompanying notes.

Franklin Small Cap Value VIP Class 2 Division		Goldman Sachs VIT Mid Cap Value Institutional Shares Division		Goldman Sachs VIT Mid Cap Value Service Shares Division

2015	2014	2015	2014	2015	2014

$(28,575)	$(29,743)	$(185,072)	$(94,635)	$(3,661)	$64
591,494	529,980	1,430,586	3,778,415	36,133	363
(872,202)	(547,683)	(3,039,327)	(1,635,687)	(85,686)	7
(309,283)	(47,446)	(1,793,813)	2,048,093	(53,214)	434

—	—	—	—	—	—

(309,283)	(47,446)	(1,793,813)	2,048,093	(53,214)	434

783,593	1,346,893	3,023,991	5,232,222	526,409	17,029
(5)	(183)	(1,187)	(1,732)	(245)	(1)
(2,189)	(2,891)	(19,913)	(22,162)	(193)	—
(285,364)	(328,142)	(2,259,462)	(2,147,707)	(17,719)	—
(29,378)	(23,159)	(60,543)	(60,524)	(292)	—
(13,711)	(8,950)	(144,313)	(122,263)	—	—
(468,763)	(853,228)	(2,385,747)	(4,398,344)	(3,262)	—
—	—	—	—	—	—
(15,817)	130,340	(1,847,174)	(1,520,510)	504,698	17,028
(325,100)	82,894	(3,640,987)	527,583	451,484	17,462

3,577,341	3,494,447	18,542,627	18,015,044	17,462	—
$3,252,241	$3,577,341	$14,901,640	$18,542,627	$468,946	$17,462

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$196
Total realized gains (losses) on investments	18
Change in net unrealized appreciation or depreciation of investments	(535)
Net gains (losses) from investments	(321)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(321)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	12,500
Administration charges	—
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	12,500
Total increase (decrease)	12,179

Net assets at beginning of period	—
Net assets at end of period	$12,179

(1) Commenced operations May 18, 2015. See accompanying notes.

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division		Goldman Sachs VIT Small Cap Equity Insights Service Shares Division		Government & High Quality Bond Class 1 Division

2015	2014	2015	2014	2015	2014

$(79,957)	$(49,658)	$(781)	$21	$2,516,719	$3,598,886
1,129,832	1,388,802	13,369	733	(251,780)	(203,842)
(1,288,027)	(984,276)	(20,751)	(554)	(2,913,168)	2,078,450
(238,152)	354,868	(8,163)	200	(648,229)	5,473,494

—	—	—	—	—	—

(238,152)	354,868	(8,163)	200	(648,229)	5,473,494

1,050,298	1,391,718	113,930	4,978	12,419,375	18,915,882
(238)	(220)	(74)	—	(191,449)	(222,428)
(6,889)	(5,518)	—	—	(62,235)	(72,910)
(778,536)	(532,771)	—	—	(14,653,632)	(18,735,952)
(94,178)	(132,235)	—	—	(1,800,129)	(1,334,777)
(47,557)	(46,428)	—	—	(3,114,987)	(3,288,604)
(669,514)	(1,215,324)	(3,749)	—	(11,643,312)	(19,320,034)
—	—	—	—	—	—
(546,614)	(540,778)	110,107	4,978	(19,046,369)	(24,058,823)
(784,766)	(185,910)	101,944	5,178	(19,694,598)	(18,585,329)

6,977,815	7,163,725	5,178	—	141,358,650	159,943,979
$6,193,049	$6,977,815	$107,122	$5,178	$121,664,052	$141,358,650

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Government & High Quality Bond Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$21,093	$(14)
Total realized gains (losses) on investments	733	(12)
Change in net unrealized appreciation or depreciation of investments	(34,980)	18
Net gains (losses) from investments	(13,154)	(8)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(13,154)	(8)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,056,425	19,934
Administration charges	(964)	(2)
Contingent sales charges	(160)	—
Contract terminations	(14,662)	—
Death benefit payments	—	—
Flexible withdrawal option payments	(3,616)	—
Transfers to other contracts	(41,238)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	995,785	19,932
Total increase (decrease)	982,631	19,924

Net assets at beginning of period	19,924	—
Net assets at end of period	$1,002,555	$19,924

See accompanying notes.

Guggenheim Floating Rate Strategies Series F Division		Guggenheim Investments Global Managed Futures Strategy Division		Guggenheim Investments Long Short Equity Division

2015	2014	2015	2014	2015	2014

$4,859	$(14)	$1,606	$(6)	$(1,323)	$(15)
(4,354)	—	2,568	—	348	—
(20,662)	(75)	(9,969)	337	(453)	—
(20,157)	(89)	(5,795)	331	(1,428)	(15)

—	—	—	—	—	—

(20,157)	(89)	(5,795)	331	(1,428)	(15)

1,035,121	12,997	110,546	21,000	148,724	42,874
(73)	—	(129)	—	(38)	—
(649)	—	—	—	(1)	—
(73,160)	—	—	—	(99)	—
—	—	—	—	—	—
(1,804)	—	(317)	—	—	—
(164,975)	—	(11,578)	—	(12,663)	—
—	—	—	—	—	—
794,460	12,997	98,522	21,000	135,923	42,874
774,303	12,908	92,727	21,331	134,495	42,859

12,908	—	21,331	—	42,859	—
$787,211	$12,908	$114,058	$21,331	$177,354	$42,859

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Guggenheim Investments Multi-Hedge Strategies Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(370)	$(6)
Total realized gains (losses) on investments	(84)	—
Change in net unrealized appreciation or depreciation of investments	(142)	115
Net gains (losses) from investments	(596)	109

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(596)	109

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	95,362	7,761
Administration charges	(39)	(1)
Contingent sales charges	(1)	—
Contract terminations	(99)	—
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(14,696)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	80,527	7,760
Total increase (decrease)	79,931	7,869

Net assets at beginning of period	7,869	—
Net assets at end of period	$87,800	$7,869

(1) Commenced operations May 18, 2015. See accompanying notes.

Guggenheim Macro Opportunities Series M Division		Income Class 1 Division (1)	Income Class 2 Division (1)

2015	2014	2015	2015

$1,149	$(1)	$7,307	$617
190	(6)	(1,904)	(825)
(6,305)	—	(14,624)	(137)
(4,966)	(7)	(9,221)	(345)

—	—	—	—

(4,966)	(7)	(9,221)	(345)

225,034	7	605,521	28,432
(43)	—	—	—
—	—	(2)	—
—	—	(241)	—
—	—	—	—
—	—	(4,267)	—
(717)	—	(9,675)	(10,822)
—	—	—	—
224,274	7	591,336	17,610
219,308	—	582,115	17,265

—	—	—	—
$219,308	$—	$582,115	$17,265

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	International Emerging Markets Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$156,207	$(353,629)
Total realized gains (losses) on investments	(1,561,454)	(1,258,213)
Change in net unrealized appreciation or depreciation of investments	(7,499,679)	(1,840,421)
Net gains (losses) from investments	(8,904,926)	(3,452,263)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(8,904,926)	(3,452,263)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	9,844,478	12,499,886
Administration charges	(7,754)	(9,693)
Contingent sales charges	(35,354)	(45,835)
Contract terminations	(6,671,281)	(8,523,548)
Death benefit payments	(244,634)	(344,250)
Flexible withdrawal option payments	(478,002)	(478,249)
Transfers to other contracts	(7,092,429)	(10,379,824)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,684,976)	(7,281,513)
Total increase (decrease)	(13,589,902)	(10,733,776)

Net assets at beginning of period	64,254,651	74,988,427
Net assets at end of period	$50,664,749	$64,254,651

(1) Commenced operations May 18, 2015. See accompanying notes.

International Emerging Markets Class 2 Division (1)	Invesco American Franchise Series I Division		Invesco Balanced-Risk Allocation Series II Division

2015	2015	2014	2015	2014

$25	$(58,372)	$(59,847)	$5,380	$—
(23)	254,661	290,027	16,266	—
(2,729)	(24,532)	76,495	(37,280)	—
(2,727)	171,757	306,675	(15,634)	—

—	—	—	—	—

(2,727)	171,757	306,675	(15,634)	—

35,857	292,097	221,988	207,357	—
(7)	(908)	(1,074)	(124)	—
—	(544)	(627)	—	—
—	(484,740)	(508,232)	—	—
—	(29,979)	(42,280)	—	—
—	(49,918)	(51,427)	—	—
—	(136,045)	(478,140)	(323)	—
—	—	—	—	—
35,850	(410,037)	(859,792)	206,910	—
33,123	(238,280)	(553,117)	191,276	—

—	4,607,004	5,160,121	—	—
$33,123	$4,368,724	$4,607,004	$191,276	$—

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Invesco Core Equity Series I Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(38,679)	$(105,817)
Total realized gains (losses) on investments	2,966,757	1,614,298
Change in net unrealized appreciation or depreciation of investments	(4,292,405)	(7,629)
Net gains (losses) from investments	(1,364,327)	1,500,852

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,364,327)	1,500,852

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	759,713	1,230,692
Administration charges	(3,355)	(4,519)
Contingent sales charges	(1,906)	(3,310)
Contract terminations	(1,697,944)	(2,685,101)
Death benefit payments	(139,339)	(245,338)
Flexible withdrawal option payments	(294,518)	(313,019)
Transfers to other contracts	(935,226)	(1,606,399)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(2,312,575)	(3,626,994)
Total increase (decrease)	(3,676,902)	(2,126,142)

Net assets at beginning of period	21,496,633	23,622,775
Net assets at end of period	$17,819,731	$21,496,633

See accompanying notes.

Invesco Global Health Care Series I Division		Invesco Global Health Care Series II Division		Invesco International Growth Series I Division

2015	2014	2015	2014	2015	2014

$(150,654)	$(135,465)	$(6,549)	$(46)	$4,504	$23,783
2,200,295	1,529,755	66,391	237	281,670	337,819
(1,850,670)	294,532	(110,805)	(397)	(689,168)	(512,905)
198,971	1,688,822	(50,963)	(206)	(402,994)	(151,303)

—	—	—	—	—	—

198,971	1,688,822	(50,963)	(206)	(402,994)	(151,303)

2,342,510	1,709,369	922,960	71,609	2,317,822	3,896,646
(2,472)	(2,385)	(477)	(3)	(20,401)	(23,486)
(1,367)	(1,358)	(244)	—	(5,114)	(7,339)
(1,218,076)	(1,101,342)	(22,419)	—	(576,983)	(708,622)
(116,359)	(48,851)	—	—	(68,389)	(48,573)
(165,323)	(149,142)	(1,607)	—	(86,275)	(60,613)
(1,392,953)	(1,656,924)	(104,431)	—	(1,422,431)	(1,324,604)
—	—	—	—	—	—
(554,040)	(1,250,633)	793,782	71,606	138,229	1,723,409
(355,069)	438,189	742,819	71,400	(264,765)	1,572,106

10,917,261	10,479,072	71,400	—	10,425,490	8,853,384
$10,562,192	$10,917,261	$814,219	$71,400	$10,160,725	$10,425,490

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Invesco International Growth Series II Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,891	$(24)
Total realized gains (losses) on investments	467	(220)
Change in net unrealized appreciation or depreciation of investments	(32,194)	(76)
Net gains (losses) from investments	(29,836)	(320)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(29,836)	(320)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	439,861	32,552
Administration charges	(285)	(2)
Contingent sales charges	(10)	—
Contract terminations	(882)	—
Death benefit payments	—	—
Flexible withdrawal option payments	(191)	—
Transfers to other contracts	(12,018)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	426,475	32,550
Total increase (decrease)	396,639	32,230

Net assets at beginning of period	32,230	—
Net assets at end of period	$428,869	$32,230

See accompanying notes.

Invesco Mid Cap Growth Series I Division		Invesco Small Cap Equity Series I Division		Invesco Technology Series I Division

2015	2014	2015	2014	2015	2014

$(20,666)	$(21,473)	$(127,287)	$(137,584)	$(46,386)	$(47,568)
482,359	375,481	2,016,048	1,642,728	640,685	540,002
(459,061)	(250,833)	(2,480,337)	(1,438,151)	(412,929)	(177,191)
2,632	103,175	(591,576)	66,993	181,370	315,243

—	—	—	—	—	—

2,632	103,175	(591,576)	66,993	181,370	315,243

459,853	235,114	1,413,906	1,691,034	372,266	816,865
(289)	(252)	(10,113)	(10,869)	(244)	(352)
(222)	(239)	(4,703)	(5,584)	(441)	(318)
(197,600)	(193,773)	(840,380)	(925,774)	(393,113)	(258,213)
(7,745)	(12,755)	(39,310)	(60,353)	(129,071)	(3,379)
(20,226)	(17,669)	(98,534)	(91,960)	(36,384)	(41,124)
(195,687)	(231,937)	(1,228,625)	(1,958,863)	(314,437)	(481,811)
—	—	—	—	—	—
38,084	(221,511)	(807,759)	(1,362,369)	(501,424)	31,668
40,716	(118,336)	(1,399,335)	(1,295,376)	(320,054)	346,911

1,553,721	1,672,057	9,327,320	10,622,696	3,772,446	3,425,535
$1,594,437	$1,553,721	$7,927,985	$9,327,320	$3,452,392	$3,772,446

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Invesco Value Opportunities Series I Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$55,969	$(7,116)
Total realized gains (losses) on investments	718,631	357,914
Change in net unrealized appreciation or depreciation of investments	(1,361,289)	(76,879)
Net gains (losses) from investments	(586,689)	273,919

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(586,689)	273,919

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	920,508	636,415
Administration charges	(16,359)	(19,404)
Contingent sales charges	(2,599)	(2,892)
Contract terminations	(293,189)	(279,217)
Death benefit payments	(86,354)	(20,338)
Flexible withdrawal option payments	(64,689)	(63,939)
Transfers to other contracts	(772,885)	(842,922)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(315,567)	(592,297)
Total increase (decrease)	(902,256)	(318,378)

Net assets at beginning of period	5,347,559	5,665,937
Net assets at end of period	$4,445,303	$5,347,559

See accompanying notes.

Janus Aspen Enterprise Service Shares Division		Janus Aspen Flexible Bond Service Shares Division		LargeCap Growth Class 1 Division

2015	2014	2015	2014	2015	2014

$(51,071)	$(118,714)	$6,089	$316	$(589,322)	$(398,873)
1,699,557	1,502,811	2,330	(260)	3,556,456	4,042,057
(1,403,548)	(428,379)	(22,250)	(77)	(1,049,459)	1,327,791
244,938	955,718	(13,831)	(21)	1,917,675	4,970,975

—	—	—	—	—	—

244,938	955,718	(13,831)	(21)	1,917,675	4,970,975

463,698	312,129	754,108	72,683	5,779,961	6,099,882
(2,764)	(2,494)	(599)	(4)	(37,237)	(40,340)
(959)	(1,169)	(54)	—	(19,082)	(20,968)
(854,388)	(948,308)	(4,931)	—	(7,704,396)	(8,451,196)
(61,729)	(21,439)	(292)	—	(455,041)	(526,612)
(60,274)	(54,608)	(1,151)	—	(665,528)	(666,129)
(437,253)	(667,269)	(9,653)	—	(2,742,766)	(3,418,017)
—	—	—	—	—	—
(953,669)	(1,383,158)	737,428	72,679	(5,844,089)	(7,023,380)
(708,731)	(427,440)	723,597	72,658	(3,926,414)	(2,052,405)

9,503,129	9,930,569	72,658	—	53,469,495	55,521,900
$8,794,398	$9,503,129	$796,255	$72,658	$49,543,081	$53,469,495

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	LargeCap Growth Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(3,338)	$(8)
Total realized gains (losses) on investments	1,311	(46)
Change in net unrealized appreciation or depreciation of investments	755	(73)
Net gains (losses) from investments	(1,272)	(127)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,272)	(127)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	488,375	6,102
Administration charges	(277)	(1)
Contingent sales charges	(17)	—
Contract terminations	(1,595)	—
Death benefit payments	—	—
Flexible withdrawal option payments	(633)	—
Transfers to other contracts	(48,488)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	437,365	6,101
Total increase (decrease)	436,093	5,974

Net assets at beginning of period	5,974	—
Net assets at end of period	$442,067	$5,974

(1) Commenced operations May 18, 2015. See accompanying notes.

LargeCap Growth I Class 1 Division		LargeCap Growth I Class 2 Division (1)	LargeCap S&P 500 Index Class 1 Division

2015	2014	2015	2015	2014

$(1,178,721)	$(1,315,545)	$(1,200)	$101,428	$(87,857)
21,613,871	27,667,480	58,885	8,876,654	8,026,434
(13,707,976)	(18,840,451)	(69,012)	(9,066,908)	3,249,988
6,727,174	7,511,484	(11,327)	(88,826)	11,188,565

—	—	—	—	—

6,727,174	7,511,484	(11,327)	(88,826)	11,188,565

5,819,047	7,206,865	502,321	12,367,727	12,948,268
(32,264)	(34,261)	(40)	(67,555)	(78,673)
(22,483)	(25,671)	—	(45,950)	(41,253)
(8,729,110)	(10,905,256)	—	(10,132,170)	(11,230,074)
(1,095,484)	(584,928)	—	(511,844)	(309,060)
(1,046,816)	(1,036,617)	—	(1,340,338)	(1,338,106)
(5,203,875)	(7,423,740)	—	(10,227,245)	(9,965,557)
—	—	—	—	—
(10,310,985)	(12,803,608)	502,281	(9,957,375)	(10,014,455)
(3,583,811)	(5,292,124)	490,954	(10,046,201)	1,174,110

109,225,666	114,517,790	—	102,363,487	101,189,377
$105,641,855	$109,225,666	$490,954	$92,317,286	$102,363,487

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

LargeCap S&P 500 Index Class 2 Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$405
Total realized gains (losses) on investments	710
Change in net unrealized appreciation or depreciation of investments	(2,328)
Net gains (losses) from investments	(1,213)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(1,213)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	154,007
Administration charges	(43)
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	(1,763)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	152,201
Total increase (decrease)	150,988

Net assets at beginning of period	—
Net assets at end of period	$150,988

(1) Commenced operations May 18, 2015. See accompanying notes.

LargeCap Value Class 1 Division		LargeCap Value Class 2 Division (1)	MFS VIT International Value Service Class Division

2015	2014	2015	2015	2014

$355,943	$881,390	$11	$5,889	$(53)
11,426,987	16,211,853	486	7,439	(233)
(13,740,865)	(8,506,475)	(352)	(16,783)	(582)
(1,957,935)	8,586,768	145	(3,455)	(868)

—	—	—	—	—

(1,957,935)	8,586,768	145	(3,455)	(868)

5,630,214	7,323,348	10,225	1,634,129	61,956
(67,653)	(80,393)	(9)	(391)	(4)
(21,751)	(24,385)	—	(251)	—
(8,906,081)	(10,408,631)	—	(27,121)	—
(1,048,917)	(985,462)	—	—	—
(1,260,641)	(1,314,265)	—	(5,694)	—
(4,629,833)	(7,136,991)	—	(94,948)	—
—	—	—	—	—
(10,304,662)	(12,626,779)	10,216	1,505,724	61,952
(12,262,597)	(4,040,011)	10,361	1,502,269	61,084

91,485,357	95,525,368	—	61,084	—
$79,222,760	$91,485,357	$10,361	$1,563,353	$61,084

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	MFS VIT New Discovery Service Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(16,025)	$(12,342)
Total realized gains (losses) on investments	(39,188)	153,886
Change in net unrealized appreciation or depreciation of investments	4,980	(212,134)
Net gains (losses) from investments	(50,233)	(70,590)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(50,233)	(70,590)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	703,477	743,637
Administration charges	(41)	(17)
Contingent sales charges	(203)	(516)
Contract terminations	(38,286)	(97,304)
Death benefit payments	—	(306)
Flexible withdrawal option payments	(10,169)	(5,371)
Transfers to other contracts	(294,991)	(223,902)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	359,787	416,221
Total increase (decrease)	309,554	345,631

Net assets at beginning of period	943,807	598,176
Net assets at end of period	$1,253,361	$943,807

See accompanying notes.

MFS VIT Utilities Service Class Division		MFS VIT Value Service Class Division		MidCap Class 1 Division

2015	2014	2015	2014	2015	2014

$320,869	$62,535	$32,066	$(7,029)	$(3,081,141)	$(3,295,573)
1,064,442	980,596	474,383	425,175	65,682,724	68,652,401
(3,494,394)	(93,732)	(632,553)	(7,797)	(59,850,213)	(22,942,508)
(2,109,083)	949,399	(126,104)	410,349	2,751,370	42,414,320

—	—	—	—	—	—

(2,109,083)	949,399	(126,104)	410,349	2,751,370	42,414,320

3,716,029	6,322,669	1,057,713	1,423,174	22,672,291	25,177,450
(940)	(665)	(104)	(60)	(391,774)	(472,341)
(5,514)	(5,339)	(2,037)	(4,289)	(149,784)	(182,089)
(616,234)	(515,510)	(229,800)	(414,160)	(36,441,353)	(42,965,965)
(60,712)	(96,829)	(15,830)	(29,188)	(2,288,766)	(2,723,449)
(84,001)	(73,552)	(63,981)	(33,796)	(5,056,785)	(5,144,788)
(2,122,826)	(3,029,538)	(626,978)	(619,446)	(30,494,178)	(39,131,074)
—	—	—	—	—	—
825,802	2,601,236	118,983	322,235	(52,150,349)	(65,442,256)
(1,283,281)	3,550,635	(7,121)	732,584	(49,398,979)	(23,027,936)

12,181,402	8,630,767	5,175,047	4,442,463	389,291,120	412,319,056
$10,898,121	$12,181,402	$5,167,926	$5,175,047	$339,892,141	$389,291,120

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Money Market Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(642,674)	$(755,402)
Total realized gains (losses) on investments	—	—
Change in net unrealized appreciation or depreciation of investments	—	—
Net gains (losses) from investments	(642,674)	(755,402)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(642,674)	(755,402)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	59,310,934	57,849,237
Administration charges	(56,669)	(57,648)
Contingent sales charges	(62,585)	(78,725)
Contract terminations	(16,881,165)	(19,811,398)
Death benefit payments	(763,265)	(1,073,801)
Flexible withdrawal option payments	(950,260)	(1,140,987)
Transfers to other contracts	(45,804,649)	(45,340,272)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(5,207,659)	(9,653,594)
Total increase (decrease)	(5,850,333)	(10,408,996)

Net assets at beginning of period	55,230,360	65,639,356
Net assets at end of period	$49,380,027	$55,230,360

(1) Commenced operations May 18, 2015. See accompanying notes.

Money Market Class 2 Division		Neuberger Berman AMT Large Cap Value I Class Division		Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division (1)

2015	2014	2015	2014	2015

$(16,363)	$(268)	$(32,795)	$(40,048)	$(6,288)
—	—	647,348	396,207	(937)
—	—	(1,246,521)	65,815	(120,653)
(16,363)	(268)	(631,968)	421,974	(127,878)

—	—	—	—	—

(16,363)	(268)	(631,968)	421,974	(127,878)

7,489,988	294,359	571,136	1,006,877	3,003,327
(2,411)	(42)	(823)	(1,049)	(1,035)
(443)	—	(6,051)	(6,694)	(478)
(40,733)	—	(682,648)	(646,360)	(53,887)
—	—	(57,257)	(104,705)	—
(11,529)	—	(37,075)	(42,014)	(5,347)
(6,254,749)	(76,739)	(348,631)	(830,038)	(69,027)
—	—	—	—	—
1,180,123	217,578	(561,349)	(623,983)	2,873,553
1,163,760	217,310	(1,193,317)	(202,009)	2,745,675

217,310	—	5,241,195	5,443,204	—
$1,381,070	$217,310	$4,047,878	$5,241,195	$2,745,675

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Neuberger Berman AMT Socially Responsive I Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(51,414)	$(74,782)
Total realized gains (losses) on investments	1,046,464	1,076,131
Change in net unrealized appreciation or depreciation of investments	(1,096,068)	(496,844)
Net gains (losses) from investments	(101,018)	504,505

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(101,018)	504,505

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	779,432	1,111,514
Administration charges	(22,503)	(26,153)
Contingent sales charges	(3,946)	(7,665)
Contract terminations	(445,154)	(740,098)
Death benefit payments	(23,757)	(11,223)
Flexible withdrawal option payments	(130,187)	(119,842)
Transfers to other contracts	(1,052,798)	(2,072,490)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(898,913)	(1,865,957)
Total increase (decrease)	(999,931)	(1,361,452)

Net assets at beginning of period	6,077,273	7,438,725
Net assets at end of period	$5,077,342	$6,077,273

(1) Commenced operations May 18, 2015. See accompanying notes.

Oppenheimer Main Street Small Cap Service Shares Division		PIMCO All Asset Administrative Class Division		PIMCO All Asset Advisor Class Division (1)

2015	2014	2015	2014	2015

$(3,862)	$(3,783)	$88,731	$201,425	$(2)
56,688	93,385	(177,260)	(10,798)	(70)
(97,581)	(27,039)	(434,074)	(271,826)	(1)
(44,755)	62,563	(522,603)	(81,199)	(73)

—	—	—	—	—

(44,755)	62,563	(522,603)	(81,199)	(73)

207,404	426,860	579,848	1,666,391	5,676
(207)	(237)	(114)	(117)	—
(103)	(14)	(2,504)	(5,294)	—
(91,394)	(11,585)	(282,541)	(511,190)	—
—	—	—	(33,270)	—
(4,652)	(6,693)	(55,604)	(50,959)	—
(163,133)	(190,287)	(815,831)	(731,550)	(5,603)
—	—	—	—	—
(52,085)	218,044	(576,746)	334,011	73
(96,840)	280,607	(1,099,349)	252,812	—

658,213	377,606	5,246,587	4,993,775	—
$561,373	$658,213	$4,147,238	$5,246,587	$—

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

PIMCO Commodity Real Return Strategy M Class Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(56)
Total realized gains (losses) on investments	(4)
Change in net unrealized appreciation or depreciation of investments	(1,681)
Net gains (losses) from investments	(1,741)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(1,741)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	14,300
Administration charges	—
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	14,300
Total increase (decrease)	12,559

Net assets at beginning of period	—
Net assets at end of period	$12,559

(1) Commenced operations May 18, 2015. See accompanying notes.

PIMCO High Yield Administrative Class Division		PIMCO Low Duration Advisor Class Division (1)	PIMCO Total Return Administrative Class Division

2015	2014	2015	2015	2014

$624,562	$604,355	$6,210	$991,318	$224,780
189,889	79,195	(20)	261,224	(18,070)
(1,327,188)	(431,109)	(7,503)	(1,527,726)	629,305
(512,737)	252,441	(1,313)	(275,184)	836,015

—	—	—	—	—

(512,737)	252,441	(1,313)	(275,184)	836,015

4,340,966	4,945,263	368,267	4,119,218	6,646,375
(1,456)	(1,212)	(11)	(3,232)	(3,119)
(11,674)	(11,530)	(4)	(19,235)	(27,784)
(1,316,009)	(1,113,259)	(454)	(2,168,399)	(2,682,587)
(11,238)	(195,708)	—	(84,142)	(474,172)
(197,776)	(176,766)	—	(318,089)	(286,408)
(2,649,159)	(1,888,293)	(5,753)	(3,343,233)	(5,965,401)
—	—	—	—	—
153,654	1,558,495	362,045	(1,817,112)	(2,793,096)
(359,083)	1,810,936	360,732	(2,092,296)	(1,957,081)

16,014,793	14,203,857	—	29,159,222	31,116,303
$15,655,710	$16,014,793	$360,732	$27,066,926	$29,159,222

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Principal Capital Appreciation Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,022,076)	$285,693
Total realized gains (losses) on investments	2,308,451	3,166,147
Change in net unrealized appreciation or depreciation of investments	(2,510,117)	(1,656,566)
Net gains (losses) from investments	(1,223,742)	1,795,274

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,223,742)	1,795,274

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	123,197,595	3,393,463
Administration charges	(213,072)	(1,388)
Contingent sales charges	(58,257)	(12,775)
Contract terminations	(8,995,555)	(1,236,387)
Death benefit payments	(770,561)	(226,076)
Flexible withdrawal option payments	(1,763,649)	(90,028)
Transfers to other contracts	(11,933,116)	(1,933,969)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	99,463,385	(107,160)
Total increase (decrease)	98,239,643	1,688,114

Net assets at beginning of period	18,505,464	16,817,350
Net assets at end of period	$116,745,107	$18,505,464

See accompanying notes.

Principal Capital Appreciation Class 2 Division		Principal LifeTime Strategic Income Class 1 Division		Principal LifeTime 2010 Class 1 Division

2015	2014	2015	2014	2015	2014

$(5,502)	$(192)	$136,386	$244,144	$238,776	$266,924
11,192	1	970,488	593,959	481,787	310,635
(12,067)	1,298	(1,507,441)	(133,715)	(1,445,646)	607,302
(6,377)	1,107	(400,567)	704,388	(725,083)	1,184,861

—	—	—	—	—	—

(6,377)	1,107	(400,567)	704,388	(725,083)	1,184,861

484,532	191,275	1,497,294	2,410,807	2,358,317	3,316,071
(591)	(10)	(54,103)	(64,619)	(113,584)	(133,752)
(162)	—	(13,564)	(10,780)	(26,688)	(20,977)
(14,898)	—	(2,314,975)	(1,451,603)	(3,394,795)	(2,927,568)
—	—	(112,974)	(389,106)	(128,430)	(286,246)
(1,099)	—	(789,084)	(913,567)	(1,182,374)	(1,205,714)
(21,544)	—	(2,475,326)	(2,952,774)	(2,009,050)	(3,177,576)
—	—	—	—	—	—
446,238	191,265	(4,262,732)	(3,371,642)	(4,496,604)	(4,435,762)
439,861	192,372	(4,663,299)	(2,667,254)	(5,221,687)	(3,250,901)

192,372	—	21,738,392	24,405,646	33,742,664	36,993,565
$632,233	$192,372	$17,075,093	$21,738,392	$28,520,977	$33,742,664

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Principal LifeTime 2020 Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,422,655	$1,323,135
Total realized gains (losses) on investments	8,189,270	7,170,238
Change in net unrealized appreciation or depreciation of investments	(12,413,841)	(1,951,174)
Net gains (losses) from investments	(2,801,916)	6,542,199

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(2,801,916)	6,542,199

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	14,036,904	16,927,771
Administration charges	(651,509)	(802,934)
Contingent sales charges	(98,472)	(163,496)
Contract terminations	(11,711,518)	(17,496,600)
Death benefit payments	(317,278)	(776,485)
Flexible withdrawal option payments	(3,718,001)	(3,685,547)
Transfers to other contracts	(20,715,435)	(32,943,639)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(23,175,309)	(38,940,930)
Total increase (decrease)	(25,977,225)	(32,398,731)

Net assets at beginning of period	143,694,951	176,093,682
Net assets at end of period	$117,717,726	$143,694,951

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal LifeTime 2020 Class 2 Division (1)	Principal LifeTime 2030 Class 1 Division		Principal LifeTime 2030 Class 2 Division (1)

2015	2015	2014	2015

$329	$775,408	$502,417	$87
728	5,488,994	13,481,878	197
(1,763)	(7,969,079)	(10,747,978)	(718)
(706)	(1,704,677)	3,236,317	(434)

—	—	—	—

(706)	(1,704,677)	3,236,317	(434)

16,250	7,389,783	4,769,941	17,838
—	(380,121)	(383,742)	(7)
—	(42,146)	(37,413)	—
—	(5,148,538)	(4,312,357)	—
—	(10,512)	(22,361)	—
—	(849,852)	(661,839)	(945)
(23)	(3,685,067)	(1,588,524)	(65)
—	—	—	—
16,227	(2,726,453)	(2,236,295)	16,821
15,521	(4,431,130)	1,000,022	16,387

—	73,233,074	72,233,052	—
$15,521	$68,801,944	$73,233,074	$16,387

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Principal LifeTime 2040 Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$137,407	$79,815
Total realized gains (losses) on investments	667,474	1,145,128
Change in net unrealized appreciation or depreciation of investments	(1,119,014)	(574,127)
Net gains (losses) from investments	(314,133)	650,816

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(314,133)	650,816

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,529,020	3,041,037
Administration charges	(5,328)	(5,266)
Contingent sales charges	(9,437)	(12,946)
Contract terminations	(1,147,112)	(1,310,814)
Death benefit payments	(4,435)	(77,304)
Flexible withdrawal option payments	(36,766)	(42,760)
Transfers to other contracts	(797,183)	(791,531)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(471,241)	800,416
Total increase (decrease)	(785,374)	1,451,232

Net assets at beginning of period	14,503,892	13,052,660
Net assets at end of period	$13,718,518	$14,503,892

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal LifeTime 2040 Class 2 Division (1)	Principal LifeTime 2050 Class 1 Division		Principal LifeTime 2050 Class 2 Division (1)

2015	2015	2014	2015

$(1)	$94,705	$63,295	$407
—	529,944	921,620	1,000
(5)	(762,417)	(587,998)	(3,066)
(6)	(137,768)	396,917	(1,659)

—	—	—	—

(6)	(137,768)	396,917	(1,659)

500	2,294,787	1,389,803	27,110
—	(4,528)	(4,424)	—
—	(9,805)	(7,056)	—
—	(1,144,908)	(790,793)	—
—	—	(26,773)	—
—	(22,419)	(15,293)	—
—	(656,354)	(678,352)	—
—	—	—	—
500	456,773	(132,888)	27,110
494	319,005	264,029	25,451

—	8,617,890	8,353,861	—
$494	$8,936,895	$8,617,890	$25,451

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Real Estate Securities Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$97,294	$172,806
Total realized gains (losses) on investments	8,288,486	2,192,506
Change in net unrealized appreciation or depreciation of investments	(6,248,173)	19,163,492
Net gains (losses) from investments	2,137,607	21,528,804

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,137,607	21,528,804

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	13,293,791	15,004,806
Administration charges	(22,851)	(22,235)
Contingent sales charges	(34,200)	(36,790)
Contract terminations	(8,361,629)	(9,031,964)
Death benefit payments	(426,032)	(679,382)
Flexible withdrawal option payments	(856,904)	(798,019)
Transfers to other contracts	(12,325,219)	(10,430,931)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(8,733,044)	(5,994,515)
Total increase (decrease)	(6,595,437)	15,534,289

Net assets at beginning of period	87,932,182	72,397,893
Net assets at end of period	$81,336,745	$87,932,182

(1) Commenced operations May 18, 2015. See accompanying notes.

Real Estate Securities Class 2 Division		Rydex Basic Materials Division (1)	Rydex Commodities Strategy Division

2015	2014	2015	2015	2014

$8,160	$(150)	$—	$(477)	$(15)
41,861	585	—	(1,126)	(1)
(9,501)	1,926	—	(20,055)	(2,208)
40,520	2,361	—	(21,658)	(2,224)

—	—	—	—	—

40,520	2,361	—	(21,658)	(2,224)

1,727,261	178,553	—	88,462	13,597
(1,203)	(9)	—	(3)	—
(231)	—	—	—	—
(21,258)	—	—	—	—
—	—	—	—	—
(8,160)	—	—	—	—
(184,925)	—	—	(1,204)	—
—	—	—	—	—
1,511,484	178,544	—	87,255	13,597
1,552,004	180,905	—	65,597	11,373

180,905	—	—	11,373	—
$1,732,909	$180,905	$—	$76,970	$11,373

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Rydex NASDAQ 100 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(5,427)	$(101)
Total realized gains (losses) on investments	33,336	—
Change in net unrealized appreciation or depreciation of investments	(10,106)	(517)
Net gains (losses) from investments	17,803	(618)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	17,803	(618)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	575,850	97,933
Administration charges	(449)	—
Contingent sales charges	—	—
Contract terminations	—	—
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(44,368)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	531,033	97,933
Total increase (decrease)	548,836	97,315

Net assets at beginning of period	97,315	—
Net assets at end of period	$646,151	$97,315

See accompanying notes.

SAM Balanced Portfolio Class 1 Division		SAM Balanced Portfolio Class 2 Division		SAM Conservative Balanced Portfolio Class 1 Division

2015	2014	2015	2014	2015	2014

$9,374,533	$8,811,345	$49,694	$(368)	$2,778,779	$2,634,239
70,461,519	137,083,803	208,051	1	11,687,839	22,680,728
(93,512,609)	(108,056,045)	(366,087)	(1,444)	(17,902,602)	(17,320,821)
(13,676,557)	37,839,103	(108,342)	(1,811)	(3,435,984)	7,994,146

—	—	—	—	—	—

(13,676,557)	37,839,103	(108,342)	(1,811)	(3,435,984)	7,994,146

42,878,760	41,302,687	4,642,656	636,008	16,191,319	22,652,606
(3,776,977)	(4,206,262)	(3,447)	(24)	(571,557)	(641,303)
(380,646)	(345,560)	(859)	—	(94,116)	(90,288)
(48,656,930)	(41,025,690)	(78,883)	—	(12,416,351)	(11,942,225)
(3,440,873)	(4,186,225)	—	—	(1,295,958)	(567,833)
(14,292,327)	(13,722,382)	(6,835)	—	(3,720,077)	(3,692,453)
(47,758,625)	(103,810,768)	(1,319,303)	—	(12,363,565)	(23,007,231)
—	—	—	—	—	—
(75,427,618)	(125,994,200)	3,233,329	635,984	(14,270,305)	(17,288,727)
(89,104,175)	(88,155,097)	3,124,987	634,173	(17,706,289)	(9,294,581)

687,747,541	775,902,638	634,173	—	168,581,522	177,876,103
$598,643,366	$687,747,541	$3,759,160	$634,173	$150,875,233	$168,581,522

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	SAM Conservative Balanced Portfolio Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$46,338	$(139)
Total realized gains (losses) on investments	103,988	(1)
Change in net unrealized appreciation or depreciation of investments	(233,687)	(1,863)
Net gains (losses) from investments	(83,361)	(2,003)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(83,361)	(2,003)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,760,536	555,186
Administration charges	(2,797)	(24)
Contingent sales charges	(455)	—
Contract terminations	(41,814)	—
Death benefit payments	(585)	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(182,671)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	2,532,214	555,162
Total increase (decrease)	2,448,853	553,159

Net assets at beginning of period	553,159	—
Net assets at end of period	$3,002,012	$553,159

See accompanying notes.

SAM Conservative Growth Portfolio Class 1 Division		SAM Conservative Growth Portfolio Class 2 Division		SAM Flexible Income Portfolio Class 1 Division

2015	2014	2015	2014	2015	2014

$815,127	$334,889	$57,878	$(280)	$3,842,785	$3,993,760
9,839,282	14,937,808	304,267	—	6,275,169	15,166,292
(13,344,263)	(9,886,503)	(572,909)	(687)	(15,012,560)	(11,000,369)
(2,689,854)	5,386,194	(210,764)	(967)	(4,894,606)	8,159,683

—	—	—	—	—	—

(2,689,854)	5,386,194	(210,764)	(967)	(4,894,606)	8,159,683

18,126,551	19,065,877	5,570,624	459,694	24,992,192	30,551,547
(14,810)	(15,131)	(7,919)	(46)	(372,349)	(443,286)
(53,596)	(50,966)	(254)	—	(106,058)	(97,156)
(7,747,125)	(6,746,140)	(23,362)	—	(15,162,620)	(14,457,804)
(601,397)	(241,358)	(39,701)	—	(2,005,147)	(2,027,725)
(829,477)	(668,476)	(12,763)	—	(4,139,297)	(3,936,033)
(6,989,428)	(4,614,487)	(184,260)	(28,316)	(12,902,231)	(18,150,196)
—	—	—	—	—	—
1,890,718	6,729,319	5,302,365	431,332	(9,695,510)	(8,560,653)
(799,136)	12,115,513	5,091,601	430,365	(14,590,116)	(400,970)

101,757,493	89,641,980	430,365	—	185,235,460	185,636,430
$100,958,357	$101,757,493	$5,521,966	$430,365	$170,645,344	$185,235,460

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	SAM Flexible Income Portfolio Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$84,382	$(318)
Total realized gains (losses) on investments	99,759	(1)
Change in net unrealized appreciation or depreciation of investments	(331,837)	1,281
Net gains (losses) from investments	(147,696)	962

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(147,696)	962

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	6,447,810	417,182
Administration charges	(3,593)	(15)
Contingent sales charges	(1,665)	—
Contract terminations	(153,011)	—
Death benefit payments	(1,173)	—
Flexible withdrawal option payments	(93,579)	—
Transfers to other contracts	(2,044,130)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	4,150,659	417,167
Total increase (decrease)	4,002,963	418,129

Net assets at beginning of period	418,129	—
Net assets at end of period	$4,421,092	$418,129

See accompanying notes.

SAM Strategic Growth Portfolio Class 1 Division		SAM Strategic Growth Portfolio Class 2 Division		Short-Term Income Class 1 Division

2015	2014	2015	2014	2015	2014

$500,409	$13,463	$15,968	$(473)	$1,407,417	$327,505
7,225,423	12,334,413	93,791	(3)	534,051	997,364
(9,852,418)	(8,132,619)	(183,660)	(1,140)	(2,714,781)	(890,451)
(2,126,586)	4,215,257	(73,901)	(1,616)	(773,313)	434,418

—	—	—	—	—	—

(2,126,586)	4,215,257	(73,901)	(1,616)	(773,313)	434,418

13,546,079	12,760,354	1,830,809	654,126	18,193,280	31,531,632
(12,400)	(11,823)	(954)	(31)	(451,497)	(550,115)
(39,721)	(33,416)	(640)	—	(95,995)	(135,202)
(5,255,487)	(4,951,685)	(58,837)	—	(12,627,559)	(16,659,536)
(154,270)	(133,544)	—	—	(1,214,866)	(957,367)
(362,685)	(298,078)	(14,625)	—	(3,796,702)	(4,059,124)
(4,794,550)	(3,229,092)	(655,616)	(28,352)	(22,332,953)	(31,209,003)
—	—	—	—	—	—
2,926,966	4,102,716	1,100,137	625,743	(22,326,292)	(22,038,715)
800,380	8,317,973	1,026,236	624,127	(23,099,605)	(21,604,297)

65,972,384	57,654,411	624,127	—	131,611,548	153,215,845
$66,772,764	$65,972,384	$1,650,363	$624,127	$108,511,943	$131,611,548

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Short-Term Income Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$13,364	$(51)
Total realized gains (losses) on investments	(4,694)	—
Change in net unrealized appreciation or depreciation of investments	(16,114)	(77)
Net gains (losses) from investments	(7,444)	(128)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(7,444)	(128)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,175,305	93,765
Administration charges	(791)	(8)
Contingent sales charges	(64)	—
Contract terminations	(5,926)	—
Death benefit payments	—	—
Flexible withdrawal option payments	(2,223)	—
Transfers to other contracts	(477,740)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	688,561	93,757
Total increase (decrease)	681,117	93,629

Net assets at beginning of period	93,629	—
Net assets at end of period	$774,746	$93,629

(1) Commenced operations April 17, 2015. See accompanying notes.

SmallCap Blend Class 1 Division		SmallCap Blend Class 2 Division (1)	T. Rowe Price Blue Chip Growth Portfolio II Division

2015	2014	2015	2015	2014

$(1,263,962)	$(313,244)	$(5,342)	$(212,519)	$(180,328)
7,858,943	3,178,158	20,966	934,600	994,904
(13,749,436)	(1,699,886)	(80,039)	456,116	49,729
(7,154,455)	1,165,028	(64,415)	1,178,197	864,305

—	—	—	—	—

(7,154,455)	1,165,028	(64,415)	1,178,197	864,305

110,159,536	4,816,866	900,333	6,962,887	3,421,556
(107,433)	(5,073)	(714)	(23,065)	(26,832)
(42,982)	(4,823)	(50)	(8,657)	(6,035)
(9,480,406)	(3,694,446)	(4,580)	(976,660)	(582,701)
(539,136)	(191,768)	—	(63,287)	(60,017)
(1,340,187)	(374,693)	(15,360)	(150,007)	(129,539)
(8,564,730)	(2,827,031)	(30,124)	(2,548,485)	(2,324,302)
—	—	—	—	—
90,084,662	(2,280,968)	849,505	3,192,726	292,130
82,930,207	(1,115,940)	785,090	4,370,923	1,156,435

33,528,364	34,644,304	—	12,612,679	11,456,244
$116,458,571	$33,528,364	$785,090	$16,983,602	$12,612,679

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	T. Rowe Price Health Sciences Portfolio II Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(525,062)	$(379,627)
Total realized gains (losses) on investments	5,814,462	4,632,533
Change in net unrealized appreciation or depreciation of investments	(2,151,210)	2,222,956
Net gains (losses) from investments	3,138,190	6,475,862

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	3,138,190	6,475,862

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	13,496,896	11,371,091
Administration charges	(15,884)	(16,773)
Contingent sales charges	(29,482)	(14,216)
Contract terminations	(3,326,062)	(1,372,608)
Death benefit payments	(272,554)	(134,766)
Flexible withdrawal option payments	(261,586)	(193,971)
Transfers to other contracts	(7,433,937)	(7,400,018)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	2,157,391	2,238,739
Total increase (decrease)	5,295,581	8,714,601

Net assets at beginning of period	30,107,162	21,392,561
Net assets at end of period	$35,402,743	$30,107,162

(1) Commenced operations May 18, 2015. See accompanying notes.

Templeton Global Bond VIP Class 4 Division		Templeton Growth VIP Class 2 Division		The Merger Fund Division (1)

2015	2014	2015	2014	2015

$36,764	$(70)	$17,068	$5,052	$—
(6,152)	(1)	6,034	21,912	—
(82,235)	(788)	(95,558)	(61,483)	—
(51,623)	(859)	(72,456)	(34,519)	—

—	—	—	—	—

(51,623)	(859)	(72,456)	(34,519)	—

1,158,444	68,416	51,714	52,531	—
(501)	(3)	—	—	—
(769)	—	(54)	(142)	—
(86,222)	—	(47,158)	(76,572)	—
—	—	—	(31,267)	—
—	—	(10,344)	(12,689)	—
(14,755)	—	(12,545)	(8,405)	—
—	—	—	—	—
1,056,197	68,413	(18,387)	(76,544)	—
1,004,574	67,554	(90,843)	(111,063)	—

67,554	—	960,023	1,071,086	—
$1,072,128	$67,554	$869,180	$960,023	$—

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Van Eck Global Hard Assets Class S Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(93,535)	$(126,962)
Total realized gains (losses) on investments	(526,299)	(449,127)
Change in net unrealized appreciation or depreciation of investments	(1,919,469)	(1,185,645)
Net gains (losses) from investments	(2,539,303)	(1,761,734)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(2,539,303)	(1,761,734)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,415,914	3,163,554
Administration charges	(480)	(574)
Contingent sales charges	(2,588)	(4,814)
Contract terminations	(325,524)	(612,679)
Death benefit payments	(23,712)	(39,541)
Flexible withdrawal option payments	(46,402)	(79,453)
Transfers to other contracts	(1,437,952)	(2,462,866)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	579,256	(36,373)
Total increase (decrease)	(1,960,047)	(1,798,107)

Net assets at beginning of period	7,087,059	8,885,166
Net assets at end of period	$5,127,012	$7,087,059

See accompanying notes.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

1. Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2015, contractholder investment options include the following open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1 (1):
Balanced Account
Bond & Mortgage Securities Account
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
Income Account (10)
International Emerging Markets Account
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
MidCap Account
Money Market Account
Principal Capital Appreciation Account
Principal LifeTime Strategic Income Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Blend Account
Strategic Asset Management (“SAM”) Balanced Portfolio
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio
Strategic Asset Management (“SAM”) Conservative Growth Portfolio
Strategic Asset Management (“SAM”) Flexible Income Portfolio
Strategic Asset Management (“SAM”) Strategic Growth Portfolio

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

Principal Variable Contracts Funds, Inc. – Class 2 (1):
Bond & Mortgage Securities Account (10)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account (5)
Diversified Growth Account
Diversified Growth Managed Volatility Account (5)
Diversified Income Account (3)
Diversified International Account (8)
Equity Income Account (8)
Government & High Quality Bond Account (8)
Income Account (10)
International Emerging Markets Account (10)
LargeCap Growth Account (8)
LargeCap Growth I Account (10)
LargeCap S&P 500 Index Account (10)
LargeCap Value Account (10)
Money Market Account (8)
Principal Capital Appreciation Account (8)
Principal LifeTime 2020 Account (10)
Principal LifeTime 2030 Account (10)
Principal LifeTime 2040 Account (10)
Principal LifeTime 2050 Account (10)
Real Estate Securities Account (8)
SmallCap Blend Account (9)
Short-Term Income Account (8)
Strategic Asset Management (“SAM”) Balanced Portfolio (8)
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio (8)
Strategic Asset Management (“SAM”) Conservative Growth Portfolio (8)
Strategic Asset Management (“SAM”) Flexible Income Portfolio (8)
Strategic Asset Management (“SAM”) Strategic Growth Portfolio (8)
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A (4)
Alps/Red Rocks Listed Private Equity – Class III (10)
American Century Investments®:
VP Capital Appreciation – Class I (6)
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP MidCap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

American Funds Insurance Series:
Asset Allocation Fund – Class 4 (10)
Blue Chip Income and Growth Fund – Class 4 (8)
Global Small Capitalization Fund – Class 2 (7)
Global Small Capitalization Fund – Class 4 (8)
High-Income Bond – Class 2 (7)
Managed Risk Asset Allocation Fund – Class P2 (8)
Managed Risk Growth Fund – Class P2 (8)
Managed Risk International Fund – Class P2 (8)
New World Fund – Class 2 (7)
New World Fund – Class 4 (8)
BlackRock:
Global Allocation – Class III (10)
iShares Alternative Strategies – Class III (10)
iShares Dynamic Allocation – Class III (10)
iShares Dynamic Fixed Income – Class III (10)
iShares Equity Appreciation – Class III (10)
Value Opportunities – Class III (10)
Calvert Investment:
VP EAFE International Index – Class F (8)
VP Russell 2000 Small Cap Index Portfolio – Class F (8)
VP S&P MidCap 400 Index Portfolio – Class F (8)
ClearBridge Variable Small Cap Growth Portfolio Class II (10)
Columbia Variable Portfolio:
Limited Duration Credit – Class 2 (10)
Small Cap Value – Class 2 (10)
Delaware Limited Term Diversified Income Series – Service Class (10)
Delaware Small Cap Value Series – Service Class (4)
Deutsche Funds:
Alternative Asset Allocation VIP – Class B (8) (11)
Equity 500 Index VIP – Class B2 (8) (12)
Small Mid Cap Value VIP – Class B (4) (13)
Dreyfus Investment Portfolios:
MidCap Stock – Service Shares (10)
Technology Growth Portfolio – Service Shares
Fidelity® Variable Insurance Products Fund:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class (7)
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate VIP Fund – Class 2 (8)
Rising Dividends VIP Fund – Class 4 (8)
Small Cap Value VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 4 (8)
Templeton Growth VIP Fund – Class 2

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares (8)
Multi-Strategy Alternatives Portfolio – Service Shares (10)
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares (8)
Guggenheim Investments:
Floating Rate Strategies – Series F (8)
Global Managed Futures Strategy (8)
Long Short Equity Fund (8)
Macro Opportunities – Series M (8)
Multi-Hedge Strategies (8)
Invesco Variable Insurance Fund:
American Franchise – Series I Shares (2)
Balanced-Risk Allocation – Series II Shares (8)
Core Equity Fund – Series I Shares
Global Health Care Fund – Series I Shares
Global Health Care Fund – Series II Shares (8)
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares (8)
MidCap Growth – Series I Shares (2)
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities – Series I Shares
Janus Aspen Series:
Janus Aspen Series Enterprise Portfolio – Service Shares
Janus Aspen Series Flexible Bond Portfolio – Service Shares (8)
MFS® Variable Insurance Trust:
International Value – Service Class (8)
New Discovery – Service Class (4)
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Large Cap Value Portfolio – Class I Shares
Mid-Cap Growth Portfolio – Class S Shares (10)
Socially Responsive Portfolio – Class I Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares (4)
PIMCO Variable Insurance Trust:
All Asset Portfolio Administrative Class
All Asset Portfolio Advisor Class (10)
Commodity Real Return Strategy M Class Division (10)
High Yield Portfolio Administrative Class
Low Duration Advisor Class Division (10)
Total Return Portfolio Administrative Class
Rydex Funds:
Basic Materials (10)
Commodities Strategy (8)
NASDAQ 100 (8)

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund (10)
Van Eck VIP Trust:
Global Hard Assets Fund –Class S Shares

(1)    Organized by Principal Life Insurance Company.

(2)	Commencement of operations, April 27, 2012.

(3)	Commencement of operations, May 21, 2012.

(4)	Commencement of operations, May 20, 2013.

(5)	Commencement of operations, December 2, 2013

(6)	Commencement of operations, April 24, 2014.

(7)	Commencement of operations, May 17, 2014.

(8)	Commencement of operations, November 10, 2014.

(9)	Commencement of operations, April 17, 2015.

(10)	Commencement of operations, May 18, 2015.
(11) Represented the operations of DWS Alternative Asset Allocation Class B Division until May 18, 2015.
(12) Represented the operations of DWS Equity 500 Index Class B2 Division until May 18, 2015.
(13) Represented the operations of DWS Small Mid Cap Value Class B Division until May 18, 2015.

Commencement of operations date is the date that the division became available to contractholders.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

During 2015, the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidation Subaccount	Reinvested Subaccount	Transferred Assets
April 17, 2015	LargeCap Blend II Class 1 Division	Principal Capital Appreciation Class 1 Division	$118,690,704
November 6, 2015	Neuberger Berman AMT Small-Cap Growth S Class Division	Neuberger Berman AMT Mid Cap Growth Portfolio S Class Division	3,087,692
April 17, 2015	SmallCap Growth II Class 1 Division	SmallCap Blend Class 1 Division	30,427,185
April 17, 2015	SmallCap Growth II Class 2 Division	SmallCap Blend Class 2 Division	6,829
April 17, 2015	SmallCap Value I Class 1 Division	SmallCap Blend Class 1 Division	72,971,660
April 17, 2015	SmallCap Value I Class 2 Division	SmallCap Blend Class 2 Division	30,106

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Bankers Flexible Annuity; Pension Builder Plus; Pension Builder Plus-Rollover IRA; Personal Variable; Premier Variable; Principal Freedom Variable Annuity; Principal Freedom Variable Annuity 2; The Principal Variable Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider; Principal Investment Plus Variable Annuity; Principal Investment Plus Variable Annuity with Premium Payment Credit Rider; Principal Lifetime Income Solutions; The Principal Pivot Series Variable Annuity and The Principal Pivot Series Variable Annuity with Liquidity Max Rider. Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2015. Net realized gains and losses on sales of investments are determined on the basis of the first-in, first-out (“FIFO”) method. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus – Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.0% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7.0% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant’s investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

Principal Freedom Variable Annuity – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees that it will not exceed 1.25% per year. A surrender charge up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal Freedom Variable Annuity 2 – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees that it will not exceed 1.25% per year. A surrender charge up to 3.0% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

The Principal Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.0% from withdrawals made during the first eight years.

The Principal Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2.0% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.0% from withdrawals made during the first eight years.

Principal Lifetime Income SolutionsSM Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

The Principal Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2.0% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

During the year ended December 31, 2015, management fees were paid indirectly to Principal Management Corporation (“Manager”) (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are computed on an annual rate of 0.03% of each of the Principal LifeTime Accounts’ average daily net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

The annual rates used in this calculation for each of the other Accounts are as shown in the following tables.

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400
Balanced Account	0.60%	0.55%	0.50%	0.45%	0.40%
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

	Net Assets of Accounts						Net Assets of Accounts
	(in millions)						(in millions)
	First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion		First $500	Over $500
Principal Capital
LargeCap Growth						Appreciation
Account	0.68%	0.63%	0.61%	0.56%	0.51%	Account	0.625%	0.500%

	Net Assets of Accounts			Net Assets of Accounts
	First $2 billion	Over $2 billion		First $200	Next $300	Over $500
Government & High Quality
Bond Account	0.50%	0.45%	Short-Term Income Account	0.50%	0.45%	0.40%
Income Account	0.50%	0.45%

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Income Account	0.05
LargeCap S&P 500 Index Account	0.25

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain of the Separate Accounts through the period ended April 30, 2016. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

LargeCap Growth Account I	0.016%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

The Manager has contractually agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make) for certain classes of shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2015 through December 31, 2015
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	0.31%	April 30, 2016
Diversified Growth Managed Volatility Account	N/A	0.31	April 30, 2016

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2016.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	0.31%
Diversified Growth Account	0.31
Diversified Income Account	0.31

In addition, the Manager has voluntarily agreed to limit the Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2015:

	2015
Division:	Purchases	Sales

AllianceBernstein Small Cap Growth Class A Division:
Principal Investment Plus Variable Annuity	$1,443,718	$853,858
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	41,664	405,074

AllianceBernstein Small/Mid Cap Value Class A Division:
The Principal Variable Annuity	$144,263	$86,270
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,363,109	417,779
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	285,030	221,463

Alps/Red Rocks Listed Private Equity Class III Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	24,773	99

American Century VP Capital Appreciation Class I Division:
Principal Investment Plus Variable Annuity	$755,910	$471,878
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	59,759	329,826

American Century VP Income & Growth Class I Division:
Principal Freedom Variable Annuity	$402,781	$429,193
Principal Freedom Variable Annuity 2	10,289	31,458
The Principal Variable Annuity	1,427,319	2,110,021
The Principal Variable Annuity with Purchase Payment Credit Rider	—	3,609

American Century VP Inflation Protection Class II Division:
Principal Investment Plus Variable Annuity	$9,594,649	$16,933,083
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	309,291	4,363,422
Principal Pivot Series Variable Annuity	28,610	11,068
Principal Pivot Series Variable Annuity with Liquidity Max Rider	29,364	4,492
The Principal Variable Annuity	66,970	1,243
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

American Century VP MidCap Value Class II Division:
The Principal Variable Annuity	$403,181	$669,379
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	2,077,900	482,458
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	376,840	141,140

American Century VP Ultra Class I Division:
The Principal Variable Annuity	$932,598	$840,963
The Principal Variable Annuity with Purchase Payment Credit Rider	—	32,193

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	$8,536,645	$12,259,318
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	402,155	3,625,746

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015
Division:	Purchases	Sales
American Century VP Value Class II Division:
The Principal Variable Annuity	$1,054,770	$3,040,205
The Principal Variable Annuity with Purchase Payment Credit Rider	181	61,551
Principal Pivot Series Variable Annuity	100,865	921
Principal Pivot Series Variable Annuity with Liquidity Max Rider	225,796	9,329

American Funds Insurance Series Asset Allocation Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$260,744	$1,144
Principal Pivot Series Variable Annuity with Liquidity Max Rider	548,696	254

American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$387,682	$2,334
Principal Pivot Series Variable Annuity with Liquidity Max Rider	623,429	74,523

American Funds Insurance Series Global Small Capitalization Fund Class 2 Division:
The Principal Variable Annuity	$580,722	$251,271
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	518,770	7,031
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,276	3,902

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$62,875	$9,227
Principal Pivot Series Variable Annuity with Liquidity Max Rider	86,346	3,860

American Funds Insurance Series High-Income Bond Class 2 Division:
The Principal Variable Annuity	$536,799	$328,779
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division:
Principal Pivot Series Variable Annuity	$50,459	$31,309
Principal Pivot Series Variable Annuity with Liquidity Max Rider	45,547	230

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division:
Principal Pivot Series Variable Annuity	$47,766	$2,404
Principal Pivot Series Variable Annuity with Liquidity Max Rider	76,883	1,654

American Funds Insurance Series Managed Risk International Fund Class P2 Division:
Principal Pivot Series Variable Annuity	$11,626	$405
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,588	292

American Funds Insurance Series New World Fund Class 2 Division:
The Principal Variable Annuity	$171,019	$61,100
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	234,316	22,910
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,226	2,206

American Funds Insurance Series New World Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$216,438	$11,984
Principal Pivot Series Variable Annuity with Liquidity Max Rider	180,754	7,454

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015
Division:	Purchases	Sales
Balanced Class 1 Division:
Personal Variable	$93,216	$25,792
Premier Variable	904,905	1,355,525
The Principal Variable Annuity	2,968,374	4,921,527
The Principal Variable Annuity with Purchase Payment Credit Rider	—	55,776

BlackRock Global Allocation Class III Division:
The Principal Variable Annuity	$64,304	$332
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	432,335	6,469
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,197	—
Principal Pivot Series Variable Annuity	4,324	190
Principal Pivot Series Variable Annuity with Liquidity Max Rider	59,338	—

BlackRock iShares Alternative Strategies Class III Division:
The Principal Variable Annuity	$36,731	$59
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	168,022	87,243
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,600	—
Principal Pivot Series Variable Annuity	—	22
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,199	—

BlackRock iShares Dynamic Allocation Class III Division:
The Principal Variable Annuity	$—	$—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	28,795	184
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	33,843	—
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

BlackRock iShares Dynamic Fixed Income Class III Division:
The Principal Variable Annuity	$36,292	$14,497
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	92,908	1,404
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	617	11

BlackRock iShares Equity Appreciation Class III Division:
The Principal Variable Annuity	$3,301	$19
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	69,136	315
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	40,481	—
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,794	34

BlackRock Value Opportunities Class III Division:
Principal Pivot Series Variable Annuity	$—	$2
Principal Pivot Series Variable Annuity with Liquidity Max Rider	903	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015
Division:	Purchases	Sales
Bond & Mortgage Securities Class 1 Division:
Personal Variable	$27,141	$38,236
Premier Variable	704,216	1,418,559
Principal Freedom Variable Annuity	342,237	827,939
Principal Freedom Variable Annuity 2	19,471	43,469
The Principal Variable Annuity	4,712,325	13,261,544
The Principal Variable Annuity with Purchase Payment Credit Rider	4,755	249,487
Principal Investment Plus Variable Annuity	13,967,036	23,587,422
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,222,013	7,548,985

Bond & Mortgage Securities Class 2 Division:
Principal Pivot Series Variable Annuity	$20,256	$20,114
Principal Pivot Series Variable Annuity with Liquidity Max Rider	19,409	316

Calvert EAFE International Index Class F Division:
Principal Pivot Series Variable Annuity	$3,900	$66
Principal Pivot Series Variable Annuity with Liquidity Max Rider	6,496	135

Calvert Russell 2000 Small Cap Index Class F Division:
Principal Pivot Series Variable Annuity	$75,584	$3,843
Principal Pivot Series Variable Annuity with Liquidity Max Rider	22,362	1,622

Calvert S&P MidCap 400 Index Class F Division:
Principal Pivot Series Variable Annuity	$278,298	$9,860
Principal Pivot Series Variable Annuity with Liquidity Max Rider	270,883	51,651

ClearBridge Small Cap Growth Series II Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9,106	54

Columbia Limited Duration Credit Class 2 Division:
The Principal Variable Annuity	$54,350	$1,231
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	72,589	1,647
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,090	—
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,239	340

Columbia Small Cap Value Class 2 Division:
Principal Pivot Series Variable Annuity	$1,083	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	85,164	1,541

Delaware Limited Term Diversified Income Service Class Division:
The Principal Variable Annuity	$69,319	$294
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	137,257	3,284
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13,365	—
Principal Pivot Series Variable Annuity	—	55
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,665	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Delaware Small Cap Value Service Class Division:
The Principal Variable Annuity	$24,615	$34,367
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,722
Principal Investment Plus Variable Annuity	523,659	225,556
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	158,841	9,639

Deutsche Alternative Asset Allocation Class B Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	43,087	1,007

Deutsche Equity 500 Index Class B2 Division:
Principal Pivot Series Variable Annuity	$298,800	$8,254
Principal Pivot Series Variable Annuity with Liquidity Max Rider	395,949	35,144

Deutsche Small Mid Cap Value Class B Division:
The Principal Variable Annuity	$29,707	$24,888
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	401,477	107,138
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,446	3,137
Principal Pivot Series Variable Annuity	18,526	325
Principal Pivot Series Variable Annuity with Liquidity Max Rider	99,834	3,468

Diversified Balanced Class 2 Division:
Principal Investment Plus Variable Annuity	$154,479,687	$118,225,094
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,841,087	8,632,702
Principal Lifetime Income Solutions	932,294	2,921,324
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Diversified Balanced Managed Volatility Class 2 Division:
The Principal Variable Annuity	$6,998	$23
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	66,974,309	22,741,506
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,846,881	1,262,585
Principal Lifetime Income Solutions	11,672,407	2,633,244
Principal Pivot Series Variable Annuity	170,843	568
Principal Pivot Series Variable Annuity with Liquidity Max Rider	309,842	66,575

Diversified Growth Class 2 Division:
Principal Investment Plus Variable Annuity	$642,720,696	$261,773,720
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	34,583,216	23,449,077
Principal Lifetime Income Solutions	1,587,013	2,793,880
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Diversified Growth Managed Volatility Class 2 Division:
The Principal Variable Annuity	$—	$—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	114,703,352	25,632,071
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,385,434	1,334,786
Principal Lifetime Income Solutions	9,744,388	1,728,367
Principal Pivot Series Variable Annuity	285,633	3,946
Principal Pivot Series Variable Annuity with Liquidity Max Rider	31,381	2,023

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Diversified Income Class 2 Division:
Principal Investment Plus Variable Annuity	$81,226,231	$48,288,717
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,608,167	3,658,809
Principal Lifetime Income Solutions	970,669	995,922

Diversified International Class 1 Division:
Personal Variable	$41,505	$70,248
Premier Variable	975,630	1,409,834
Principal Freedom Variable Annuity	289,516	331,162
Principal Freedom Variable Annuity 2	28,728	113,323
The Principal Variable Annuity	6,693,146	15,668,016
The Principal Variable Annuity with Purchase Payment Credit Rider	2,439	360,225
Principal Investment Plus Variable Annuity	9,644,893	10,464,192
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	699,392	4,349,411

Diversified International Class 2 Division:
Principal Pivot Series Variable Annuity	$126,252	$15,336
Principal Pivot Series Variable Annuity with Liquidity Max Rider	101,331	10,384

Dreyfus IP MidCap Stock Service Shares Division:
Principal Pivot Series Variable Annuity	$19,788	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	25,181	1,189

Dreyfus Investment Portfolio Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	$2,322,853	$811,999
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	231,839	326,366

Equity Income Class 1 Division:
Premier Variable	$95,159	$83,112
The Principal Variable Annuity	3,496,140	9,962,393
The Principal Variable Annuity with Purchase Payment Credit Rider	188	177,145
Principal Investment Plus Variable Annuity	26,899,596	44,197,750
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,475,052	14,480,407

Equity Income Class 2 Division:
Principal Pivot Series Variable Annuity	$435,135	$23,708
Principal Pivot Series Variable Annuity with Liquidity Max Rider	623,710	36,414

Fidelity VIP Contrafund Service Class Division:
The Principal Variable Annuity	$6,206,194	$7,663,453
The Principal Variable Annuity with Purchase Payment Credit Rider	—	238,576

Fidelity VIP Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	$13,231,559	$11,539,853
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,226,560	3,438,570
Principal Pivot Series Variable Annuity	594,844	37,393
Principal Pivot Series Variable Annuity with Liquidity Max Rider	728,937	80,901

Fidelity VIP Equity-Income Service Class 2 Division:
The Principal Variable Annuity	$3,965,592	$4,671,925
The Principal Variable Annuity with Purchase Payment Credit Rider	572	167,008
Principal Investment Plus Variable Annuity	3,120,918	2,020,860
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	321,541	777,072

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	$1,276,597	$2,779,543
The Principal Variable Annuity with Purchase Payment Credit Rider	—	32,021

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	$2,777,563	$1,744,932
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	452,605	1,288,949

Fidelity VIP Mid Cap Service Class Division:
Principal Freedom Variable Annuity 2	$8,727	$690

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	$5,739,364	$2,674,302
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	785,393	786,373
Principal Pivot Series Variable Annuity	544,697	60,047
Principal Pivot Series Variable Annuity with Liquidity Max Rider	425,948	56,533

Fidelity VIP Overseas Service Class 2 Division:
The Principal Variable Annuity	$184,966	$93,622
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	5,941,679	9,889,554
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	258,858	3,858,737
Principal Pivot Series Variable Annuity	63,115	3,501
Principal Pivot Series Variable Annuity with Liquidity Max Rider	64,115	5,408

Franklin Global Real Estate VIP Class 2 Division:
The Principal Variable Annuity	$64,165	$27,441
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	60,073	2,384
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,063	—
Principal Pivot Series Variable Annuity	211,453	6,834
Principal Pivot Series Variable Annuity with Liquidity Max Rider	194,327	23,258

Franklin Rising Dividends VIP Class 4 Division:
Principal Pivot Series Variable Annuity	$182,161	$6,133
Principal Pivot Series Variable Annuity with Liquidity Max Rider	304,684	24,942

Franklin Small Cap Value VIP Class 2 Division:
The Principal Variable Annuity	$139,396	$79,540
The Principal Variable Annuity with Purchase Payment Credit Rider	—	6,013
Principal Investment Plus Variable Annuity	796,855	676,898
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	353,691	86,633

Goldman Sachs VIT Mid Cap Value Institutional Shares Division:
The Principal Variable Annuity	$136,744	$76,254
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	3,809,574	3,402,446
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	316,063	1,642,696

Goldman Sachs VIT Mid Cap Value Service Shares Division:
Principal Pivot Series Variable Annuity	$160,803	$14,324
Principal Pivot Series Variable Annuity with Liquidity Max Rider	403,383	11,631

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division:
Principal Pivot Series Variable Annuity	$—	$51
Principal Pivot Series Variable Annuity with Liquidity Max Rider	12,766	—

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
The Principal Variable Annuity	$138,688	$123,939
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,683,045	1,273,625
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	53,115	298,350

Goldman Sachs VIT Small Cap Equity Insights Service Shares Division:
Principal Pivot Series Variable Annuity	$57,479	$4,549
Principal Pivot Series Variable Annuity with Liquidity Max Rider	70,494	88

Government & High Quality Bond Class 1 Division:
Pension Builder Plus	$2,001	$18,011
Pension Builder Plus – Rollover IRA	1,112	468
Personal Variable	23,742	53,838
Premier Variable	1,449,220	1,717,304
Principal Freedom Variable Annuity	287,466	351,164
Principal Freedom Variable Annuity 2	13,539	43,680
The Principal Variable Annuity	5,725,497	13,385,859
The Principal Variable Annuity with Purchase Payment Credit Rider	629	195,690
Principal Investment Plus Variable Annuity	8,805,731	14,457,009
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	576,663	3,018,505

Government & High Quality Bond Class 2 Division:
Principal Pivot Series Variable Annuity	$876,913	$49,877
Principal Pivot Series Variable Annuity with Liquidity Max Rider	211,066	19,951

Guggenheim Floating Rate Strategies Series F Division:
The Principal Variable Annuity	$201,074	$19,154
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	596,375	80,386
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	123,893	102,988
Principal Pivot Series Variable Annuity	67,161	39,180
Principal Pivot Series Variable Annuity with Liquidity Max Rider	57,058	3,891

Guggenheim Investments Global Managed Futures Strategy Division:
The Principal Variable Annuity	$9,211	$8,059
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	4,670	80
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—
Principal Pivot Series Variable Annuity	75,332	2,816
Principal Pivot Series Variable Annuity with Liquidity Max Rider	27,549	2,084

Guggenheim Investments Long Short Equity Division:
The Principal Variable Annuity	$59,426	$227
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	23,098	56
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,273	—
Principal Pivot Series Variable Annuity	6,680	7,201
Principal Pivot Series Variable Annuity with Liquidity Max Rider	56,247	6,640

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Guggenheim Investments Multi-Hedge Strategies Division:
The Principal Variable Annuity	$16,275	$10,824
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	20,721	636
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—
Principal Pivot Series Variable Annuity	5,989	3,709
Principal Pivot Series Variable Annuity with Liquidity Max Rider	52,746	405

Guggenheim Macro Opportunities Series M Division:
The Principal Variable Annuity	$80,955	$214
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	29,562	171
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,391	—
Principal Pivot Series Variable Annuity	56,086	1,531
Principal Pivot Series Variable Annuity with Liquidity Max Rider	55,764	209

Income Class 1 Division:
The Principal Variable Annuity	$77,310	$1,472
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	522,010	15,329
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	16,123	—

Income Class 2 Division:
Principal Pivot Series Variable Annuity	$11,106	$10,896
Principal Pivot Series Variable Annuity with Liquidity Max Rider	18,017	1

International Emerging Markets Class 1 Division:
Premier Variable	$71,699	$45,147
The Principal Variable Annuity	2,737,690	5,292,467
The Principal Variable Annuity with Purchase Payment Credit Rider	905	265,895
Principal Investment Plus Variable Annuity	7,468,363	6,699,279
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	556,734	3,061,371

International Emerging Markets Class 2 Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	36,005	130

Invesco American Franchise Series I Division:
The Principal Variable Annuity	$315,689	$740,821
The Principal Variable Annuity with Purchase Payment Credit Rider	—	19,686

Invesco Balanced-Risk Allocation Series II Division:
Principal Pivot Series Variable Annuity	$28,755	$1,036
Principal Pivot Series Variable Annuity with Liquidity Max Rider	202,408	1,346

Invesco Core Equity Series I Division:
The Principal Variable Annuity	$2,970,509	$3,317,686
The Principal Variable Annuity with Purchase Payment Credit Rider	—	11,199

Invesco Global Health Care Series I Division:
The Principal Variable Annuity	$3,323,058	$2,971,760
The Principal Variable Annuity with Purchase Payment Credit Rider	—	75,444

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Invesco Global Health Care Series II Division:
Principal Pivot Series Variable Annuity	$298,520	$20,117
Principal Pivot Series Variable Annuity with Liquidity Max Rider	692,980	115,610

Invesco International Growth Series I Division:
Principal Investment Plus Variable Annuity	$2,234,869	$2,028,899
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	239,526	302,763

Invesco International Growth Series II Division:
Principal Pivot Series Variable Annuity	$226,620	$11,731
Principal Pivot Series Variable Annuity with Liquidity Max Rider	218,635	5,158

Invesco Mid Cap Growth Series I Division:
The Principal Variable Annuity	$574,287	$388,574
The Principal Variable Annuity with Purchase Payment Credit Rider	—	53,862

Invesco Small Cap Equity Series I Division:
The Principal Variable Annuity	$901,375	$805,709
The Principal Variable Annuity with Purchase Payment Credit Rider	—	23,896
Principal Investment Plus Variable Annuity	1,857,531	1,104,969
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	386,920	414,378

Invesco Technology Series I Division:
The Principal Variable Annuity	$716,433	$895,042
The Principal Variable Annuity with Purchase Payment Credit Rider	—	25,034

Invesco Value Opportunities Series I Division:
Principal Investment Plus Variable Annuity	$1,192,704	$912,874
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	216,242	395,533

Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	$1,542,931	$1,462,176
The Principal Variable Annuity with Purchase Payment Credit Rider	—	76,700

Janus Aspen Flexible Bond Service Shares Division:
Principal Pivot Series Variable Annuity	$274,127	$9,309
Principal Pivot Series Variable Annuity with Liquidity Max Rider	495,602	14,447

LargeCap Growth Class 1 Division:
Personal Variable	$64,436	$73,923
Premier Variable	2,786,259	3,347,155
The Principal Variable Annuity	925,245	4,705,452
The Principal Variable Annuity with Purchase Payment Credit Rider	—	86,383
Principal Investment Plus Variable Annuity	1,860,211	3,010,171
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	217,213	1,063,692

LargeCap Growth Class 2 Division:
Principal Pivot Series Variable Annuity	$281,350	$52,933
Principal Pivot Series Variable Annuity with Liquidity Max Rider	207,026	1,415

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015
Division:	Purchases	Sales
LargeCap Growth I Class 1 Division:
Premier Variable	$189,802	$3,589
Principal Freedom Variable Annuity	421,374	127,553
Principal Freedom Variable Annuity 2	26,501	24,744
The Principal Variable Annuity	15,321,680	13,320,573
The Principal Variable Annuity with Purchase Payment Credit Rider	16,115	126,097
Principal Investment Plus Variable Annuity	5,865,719	2,970,562
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	391,819	980,704

LargeCap Growth I Class 2 Division:
Principal Pivot Series Variable Annuity	$435,654	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	128,329	2,161

LargeCap S&P 500 Index Class 1 Division:
Premier Variable	$210,579	$53,447
Principal Freedom Variable Annuity	295,154	1,037,646
Principal Freedom Variable Annuity 2	17,407	56,914
The Principal Variable Annuity	3,357,432	9,399,820
The Principal Variable Annuity with Purchase Payment Credit Rider	3,245	188,978
Principal Investment Plus Variable Annuity	10,087,877	10,070,242
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	940,522	2,814,185

LargeCap S&P 500 Index Class 2 Division:
Principal Pivot Series Variable Annuity	$32,347	$12
Principal Pivot Series Variable Annuity with Liquidity Max Rider	123,347	2,316

LargeCap Value Class 1 Division:
Bankers Flexible Annuity	$114,408	$17,823
Pension Builder Plus	269,393	158,384
Pension Builder Plus – Rollover IRA	26,100	29,166
Personal Variable	75,088	22,532
Premier Variable	1,642,413	2,192,694
Principal Freedom Variable Annuity	437,581	253,959
Principal Freedom Variable Annuity 2	101,795	24,870
The Principal Variable Annuity	8,165,167	8,781,520
The Principal Variable Annuity with Purchase Payment Credit Rider	—	33,944
Principal Investment Plus Variable Annuity	5,012,773	3,819,636
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	553,965	1,665,282

LargeCap Value Class 2 Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	10,789	66

MFS VIT International Value Service Class Division:
The Principal Variable Annuity	$408,520	$8,326
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	627,011	62,802
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	43,512	3,534
Principal Pivot Series Variable Annuity	274,542	15,167
Principal Pivot Series Variable Annuity with Liquidity Max Rider	301,974	46,317

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015
Division:	Purchases	Sales
MFS VIT New Discovery Service Class Division:
The Principal Variable Annuity	$362,206	$117,942
The Principal Variable Annuity with Purchase Payment Credit Rider	—	6,277
Principal Investment Plus Variable Annuity	351,885	230,020
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,179	4,362
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	22,607	1,114

MFS VIT Utilities Service Class Division:
Principal Investment Plus Variable Annuity	$3,818,871	$2,136,439
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	363,833	816,000
Principal Pivot Series Variable Annuity	208,569	32,016
Principal Pivot Series Variable Annuity with Liquidity Max Rider	709,679	87,576

MFS VIT Value Service Class Division:
Principal Investment Plus Variable Annuity	$1,252,598	$770,297
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	216,245	244,019

MidCap Class 1 Division:
Personal Variable	$187,020	$119,187
Premier Variable	2,370,107	2,798,642
Principal Freedom Variable Annuity	1,198,894	921,381
Principal Freedom Variable Annuity 2	135,039	43,863
The Principal Variable Annuity	30,036,828	34,039,306
The Principal Variable Annuity with Purchase Payment Credit Rider	—	772,236
Principal Investment Plus Variable Annuity	27,630,282	31,366,561
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,550,827	9,726,178

Money Market Class 1 Division:
Pension Builder Plus	$1	$17,578
Pension Builder Plus – Rollover IRA	—	—
Personal Variable	96,230	68,309
Premier Variable	4,521,294	5,020,760
Principal Freedom Variable Annuity	49,015	364,099
Principal Freedom Variable Annuity 2	24,816	14,528
The Principal Variable Annuity	7,550,794	12,199,662
The Principal Variable Annuity with Purchase Payment Credit Rider	211,042	249,900
Principal Investment Plus Variable Annuity	39,681,647	39,683,023
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,176,111	7,418,680
Principal Lifetime Income Solutions	—	124,743

Money Market Class 2 Division:
Principal Pivot Series Variable Annuity	$1,681,947	$1,501,488
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,808,041	4,824,740

Neuberger Berman AMT Large Cap Value I Class Division:
Principal Investment Plus Variable Annuity	$943,608	$901,970
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,440	298,420

Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division:
Principal Investment Plus Variable Annuity	$2,674,076	$68,967
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	272,017	55,555
Principal Pivot Series Variable Annuity	30,777	11,530
Principal Pivot Series Variable Annuity with Liquidity Max Rider	28,963	10

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

	2015
Division:	Purchases	Sales
Neuberger Berman AMT Socially Responsive I Class Division:
Principal Investment Plus Variable Annuity	$1,239,817	$1,317,921
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	46,678	442,003

Oppenheimer Main Street Small Cap Service Shares Division:
The Principal Variable Annuity	$312,150	$265,886
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,800

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	$677,391	$992,269
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	63,428	236,564

PIMCO All Asset Advisor Class Division:
Principal Pivot Series Variable Annuity	$5,675	$5,605
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

PIMCO Commodity Real Return Strategy M Class Division:
Principal Pivot Series Variable Annuity	$2,970	$56
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,330	—

PIMCO High Yield Administrative Class Division:
Principal Investment Plus Variable Annuity	$4,330,413	$3,555,296
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	263,892	811,093
Principal Pivot Series Variable Annuity	361,510	6,272
Principal Pivot Series Variable Annuity with Liquidity Max Rider	498,556	51,407

PIMCO Low Duration Advisor Class Division:
The Principal Variable Annuity	$2,691	$1,002
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	342,542	509
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,724	5,183
Principal Pivot Series Variable Annuity	11,641	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	13,537	186

PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	$4,937,453	$5,389,995
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	328,393	933,749
Principal Pivot Series Variable Annuity	279,751	3,797
Principal Pivot Series Variable Annuity with Liquidity Max Rider	269,550	18,350

Principal Capital Appreciation Class 1 Division:
Principal Freedom Variable Annuity 2	$860	$4,224
The Principal Variable Annuity	41,631,362	4,952,512
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	75,753,433	15,088,491
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,285,142	5,018,434

Principal Capital Appreciation Class 2 Division:
Principal Pivot Series Variable Annuity	$135,860	$23,466
Principal Pivot Series Variable Annuity with Liquidity Max Rider	359,772	20,558

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015
Division:	Purchases	Sales
Principal LifeTime Strategic Income Class 1 Division:
Principal Freedom Variable Annuity 2	$3,197	$619,044
The Principal Variable Annuity	345,304	1,231,203
The Principal Variable Annuity with Purchase Payment Credit Rider	—	52,863
Principal Investment Plus Variable Annuity	1,535,075	3,427,954
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	30,718	709,576

Principal LifeTime 2010 Class 1 Division:
Principal Freedom Variable Annuity 2	$34,866	$404,164
The Principal Variable Annuity	131,712	406,439
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	2,639,209	5,681,149
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	228,938	800,799

Principal LifeTime 2020 Class 1 Division:
Principal Freedom Variable Annuity 2	$410,482	$438,112
The Principal Variable Annuity	542,828	797,217
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	21,297,060	27,222,311
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	911,085	10,630,341

Principal LifeTime 2020 Class 2 Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	17,409	113

Principal LifeTime 2030 Class 1 Division:
Principal Freedom Variable Annuity 2	$181,539	$407,741
The Principal Variable Annuity	539,790	497,687
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	10,517,889	8,078,588
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	644,996	2,183,742

Principal LifeTime 2030 Class 2 Division:
Principal Pivot Series Variable Annuity	$518	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	17,666	1,071

Principal LifeTime 2040 Class 1 Division:
Principal Freedom Variable Annuity 2	$22,166	$80,937
The Principal Variable Annuity	351,313	58,655
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,810,946	1,585,173
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	183,149	480,849

Principal LifeTime 2040 Class 2 Division:
Principal Pivot Series Variable Annuity	$500	$1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Principal LifeTime 2050 Class 1 Division:
Principal Freedom Variable Annuity 2	$12,469	$1,623
The Principal Variable Annuity	28,071	123,222
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	2,812,267	1,382,177
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	52,474	456,283

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Principal LifeTime 2050 Class 2 Division:
Principal Pivot Series Variable Annuity	$28,700	$166
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Real Estate Securities Class 1 Division:
Premier Variable	$140,970	$122,769
Principal Freedom Variable Annuity 2	16,712	36,687
The Principal Variable Annuity	5,382,306	11,547,129
The Principal Variable Annuity with Purchase Payment Credit Rider	—	269,491
Principal Investment Plus Variable Annuity	10,192,104	8,292,652
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,398,115	2,923,710

Real Estate Securities Class 2 Division:
Principal Pivot Series Variable Annuity	$836,760	$119,122
Principal Pivot Series Variable Annuity with Liquidity Max Rider	960,356	111,060

Rydex Basic Materials Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Rydex Commodities Strategy Division:
The Principal Variable Annuity	$26,612	$61
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	53,117	240
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—
Principal Pivot Series Variable Annuity	4,324	1,229
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,409	154

Rydex NASDAQ 100 Division:
Principal Pivot Series Variable Annuity	$181,203	$5,909
Principal Pivot Series Variable Annuity with Liquidity Max Rider	430,475	44,335

SAM Balanced Portfolio Class 1 Division:
Premier Variable	$186,985	$46,365
Principal Freedom Variable Annuity 2	606,995	224,488
The Principal Variable Annuity	12,118,754	12,271,112
The Principal Variable Annuity with Purchase Payment Credit Rider	—	432,943
Principal Investment Plus Variable Annuity	90,289,583	96,405,945
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,765,380	18,373,003

SAM Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$2,884,350	$1,181,074
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,057,096	257,068

SAM Conservative Balanced Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$97,240	$279,111
The Principal Variable Annuity	4,015,720	3,408,888
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	20,362,777	23,292,957
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,329,934	5,832,981

SAM Conservative Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$1,530,751	$69,976
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,407,928	181,431

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
SAM Conservative Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$217,574	$222,126
The Principal Variable Annuity	3,655,823	3,133,855
The Principal Variable Annuity with Purchase Payment Credit Rider	154,522	223,089
Principal Investment Plus Variable Annuity	20,034,117	9,711,690
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,039,372	4,470,741

SAM Conservative Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$4,777,530	$185,552
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,213,092	125,668

SAM Flexible Income Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$246,362	$82,906
The Principal Variable Annuity	5,265,373	7,235,686
The Principal Variable Annuity with Purchase Payment Credit Rider	—	77,176
Principal Investment Plus Variable Annuity	28,282,379	25,094,423
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,052,432	4,826,539

SAM Flexible Income Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$3,469,290	$2,055,882
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,191,860	280,749

SAM Strategic Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$90,452	$23,761
The Principal Variable Annuity	1,282,571	1,511,000
The Principal Variable Annuity with Purchase Payment Credit Rider	—	10,639
Principal Investment Plus Variable Annuity	14,322,895	6,531,882
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,343,709	3,557,095

SAM Strategic Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$1,570,995	$698,303
Principal Pivot Series Variable Annuity with Liquidity Max Rider	406,660	47,918

Short-Term Income Class 1 Division:
Principal Freedom Variable Annuity	$87,709	$185,282
Principal Freedom Variable Annuity 2	2,271	14,910
The Principal Variable Annuity	2,420,637	4,678,138
The Principal Variable Annuity with Purchase Payment Credit Rider	423	36,001
Principal Investment Plus Variable Annuity	17,888,791	30,185,881
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	891,685	7,110,180

Short-Term Income Class 2 Division:
Principal Pivot Series Variable Annuity	$801,139	$477,843
Principal Pivot Series Variable Annuity with Liquidity Max Rider	394,819	16,190

SmallCap Blend Class 1 Division:
Premier Variable	$503,727	$39,476
Principal Freedom Variable Annuity	1,348,022	516,625
Principal Freedom Variable Annuity 2	268,885	17,543
The Principal Variable Annuity	51,241,424	9,546,888
The Principal Variable Annuity with Purchase Payment Credit Rider	69,187	109,068
Principal Investment Plus Variable Annuity	54,003,527	8,346,386
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,727,648	2,842,526

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
SmallCap Blend Class 2 Division:
Principal Pivot Series Variable Annuity	$694,955	$29,098
Principal Pivot Series Variable Annuity with Liquidity Max Rider	228,511	27,532

T. Rowe Price Blue Chip Growth Portfolio II Division:
Principal Investment Plus Variable Annuity	$6,090,806	$3,014,821
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	872,081	967,859

T. Rowe Price Health Sciences Portfolio II Division:
Principal Investment Plus Variable Annuity	$14,392,317	$8,869,755
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,768,177	2,994,812

Templeton Global Bond VIP Class 4 Division:
The Principal Variable Annuity	$33,326	$319
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	325,807	85,753
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,703	—
Principal Pivot Series Variable Annuity	363,691	14,316
Principal Pivot Series Variable Annuity with Liquidity Max Rider	473,689	9,908

Templeton Growth VIP Class 2 Division:
Principal Freedom Variable Annuity	$76,905	$78,224

The Merger Fund Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Van Eck Global Hard Assets Class S Division:
The Principal Variable Annuity	$371,216	$457,843
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,988
Principal Investment Plus Variable Annuity	1,439,783	1,133,938
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	388,898	325,390
Principal Pivot Series Variable Annuity	192,465	5,193
Principal Pivot Series Variable Annuity with Liquidity Max Rider	25,587	7,875

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
AllianceBernstein Small Cap Growth Class A Division:
Principal Investment Plus Variable Annuity	25,157	30,592	31,807	47,758
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	726	14,513	1,744	27,400

AllianceBernstein Small/Mid Cap Value Class A Division:
The Principal Variable Annuity	7,750	6,811	11,477	7,185
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	84,236	32,481	113,956	39,887
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,614	17,218	24,787	7,908

Alps/Red Rocks Listed Private Equity Class III Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,641	1	—	—

American Century VP Capital Appreciation Class I Division:
Principal Investment Plus Variable Annuity	52,558	39,919	230,626	31,775
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,155	27,902	74,933	32,480

American Century VP Income & Growth Class I Division:
Principal Freedom Variable Annuity	4,682	22,734	9,549	29,998
Principal Freedom Variable Annuity 2	19	1,875	3,953	478
The Principal Variable Annuity	20,639	116,918	24,011	126,769
The Principal Variable Annuity with Purchase Payment Credit Rider	—	200	78	6,454

American Century VP Inflation Protection Class II Division:
Principal Investment Plus Variable Annuity	656,289	1,272,897	933,410	1,508,391
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,156	328,008	77,157	687,048
Principal Pivot Series Variable Annuity	2,848	1,094	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,923	444	1,583	—
The Principal Variable Annuity	6,826	102	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—

American Century VP MidCap Value Class II Division:
The Principal Variable Annuity	16,836	34,501	33,670	30,094
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	20	4,345
Principal Investment Plus Variable Annuity	98,177	22,612	84,920	37,853
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,805	6,615	21,450	17,600

American Century VP Ultra Class I Division:
The Principal Variable Annuity	34,950	48,954	14,519	58,530
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,874	—	4,420

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	228,575	622,696	369,714	804,296
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,768	184,165	37,632	381,737

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
American Century VP Value Class II Division:
The Principal Variable Annuity	34,982	135,436	79,127	233,617
The Principal Variable Annuity with Purchase Payment Credit Rider	6	2,742	720	26,366
Principal Pivot Series Variable Annuity	9,845	63	2,093	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	22,039	638	1,385	—

American Funds Insurance Series Asset Allocation Fund Class 4 Division:
Principal Pivot Series Variable Annuity	26,797	18	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	56,390	4	—	—

American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division:
Principal Pivot Series Variable Annuity	34,215	218	7,327	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	55,021	6,963	2,798	—

American Funds Insurance Series Global Small Capitalization Fund Class 2 Division:
The Principal Variable Annuity	49,656	22,687	11,077	1,699
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	55,101	627	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	348	348	—	—

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division:
Principal Pivot Series Variable Annuity	5,907	808	798	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	8,112	338	—	—

American Funds Insurance Series High-Income Bond Class 2 Division:
The Principal Variable Annuity	53,310	34,015	31,820	10,027
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division:
Principal Pivot Series Variable Annuity	5,033	3,126	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,543	23	—	—

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division:
Principal Pivot Series Variable Annuity	4,779	157	3,056	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	7,692	108	—	—

American Funds Insurance Series Managed Risk International Fund Class P2 Division:
Principal Pivot Series Variable Annuity	1,227	18	1,897	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,223	13	—	—

American Funds Insurance Series New World Fund Class 2 Division:
The Principal Variable Annuity	16,878	6,605	17,429	671
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	25,578	2,524	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	243	243	—	—

American Funds Insurance Series New World Fund Class 4 Division:
Principal Pivot Series Variable Annuity	22,842	1,156	5,772	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	19,076	719	—	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Balanced Class 1 Division:
Personal Variable	13,625	7,120	12,099	33,836
Premier Variable	196,903	406,436	143,248	178,933
The Principal Variable Annuity	16,707	158,034	41,599	177,907
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,791	204	8,329

BlackRock Global Allocation Class III Division:
The Principal Variable Annuity	6,242	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	43,154	463	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	918	—	—	—
Principal Pivot Series Variable Annuity	433	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,942	—	—	—

BlackRock iShares Alternative Strategies Class III Division:
The Principal Variable Annuity	3,775	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	17,440	9,046	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,204	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	547	—	—	—

BlackRock iShares Dynamic Allocation Class III Division:
The Principal Variable Annuity	—	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	3,041	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,574	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

BlackRock iShares Dynamic Fixed Income Class III Division:
The Principal Variable Annuity	3,642	1,464	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	9,302	111	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	62	1	—	—

BlackRock iShares Equity Appreciation Class III Division:
The Principal Variable Annuity	340	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	7,494	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,388	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	615	1	—	—

BlackRock Value Opportunities Class III Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	92	—	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Bond & Mortgage Securities Class 1 Division:
Personal Variable	7,427	13,621	9,341	28,745
Premier Variable	221,577	497,154	137,940	199,154
Principal Freedom Variable Annuity	9,070	43,355	40,860	60,236
Principal Freedom Variable Annuity 2	684	3,004	6,715	9,954
The Principal Variable Annuity	108,015	519,965	317,975	675,917
The Principal Variable Annuity with Purchase Payment Credit Rider	109	9,782	3,827	70,872
Principal Investment Plus Variable Annuity	504,168	971,570	739,215	1,089,990
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	116,305	310,944	76,856	509,568

Bond & Mortgage Securities Class 2 Division:
Principal Pivot Series Variable Annuity	2,033	2,033	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,948	32	—	—

Calvert EAFE International Index Class F Division:
Principal Pivot Series Variable Annuity	407	2	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	678	4	593	—

Calvert Russell 2000 Small Cap Index Class F Division:
Principal Pivot Series Variable Annuity	6,875	301	1,208	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,034	127	841	—

Calvert S&P MidCap 400 Index Class F Division:
Principal Pivot Series Variable Annuity	26,045	945	2,456	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	25,351	4,951	1,038	—

ClearBridge Small Cap Growth Series II Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	903	1	—	—

Columbia Limited Duration Credit Class 2 Division:
The Principal Variable Annuity	5,537	102	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	7,429	135	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	828	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,145	32	—	—

Columbia Small Cap Value Class 2 Division:
Principal Pivot Series Variable Annuity	105	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	8,265	107	—	—

Delaware Limited Term Diversified Income Service Class Division:
The Principal Variable Annuity	6,957	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	13,792	267	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,343	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,172	—	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Delaware Small Cap Value Service Class Division:
The Principal Variable Annuity	1,765	2,913	3,420	1,690
The Principal Variable Annuity with Purchase Payment Credit Rider	—	146	167	442
Principal Investment Plus Variable Annuity	38,351	18,345	59,953	26,516
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,633	784	5,614	585

Deutsche Alternative Asset Allocation Class B Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,534	81	—	—

Deutsche Equity 500 Index Class B2 Division:
Principal Pivot Series Variable Annuity	27,681	678	1,704	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	36,681	2,887	4,079	—

Deutsche Small Mid Cap Value Class B Division:
The Principal Variable Annuity	2,233	2,013	2,295	17
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	28,829	7,958	32,430	1,124
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,540	233	6,467	699
Principal Pivot Series Variable Annuity	1,746	25	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9,409	267	—	—

Diversified Balanced Class 2 Division:
Principal Investment Plus Variable Annuity	9,494,507	7,370,267	13,176,718	6,333,753
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	912,151	538,171	1,583,756	1,023,838
Principal Lifetime Income Solutions	17,579	172,601	82,089	142,995
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Diversified Balanced Managed Volatility Class 2 Division:
The Principal Variable Annuity	731	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	6,185,575	2,050,668	6,414,941	342,414
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	355,288	113,851	442,869	50,954
Principal Lifetime Income Solutions	1,059,621	217,166	1,466,513	52,000
Principal Pivot Series Variable Annuity	16,562	53	743	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	30,037	6,216	—	—

Diversified Growth Class 2 Division:
Principal Investment Plus Variable Annuity	37,780,731	14,609,692	44,630,770	11,290,992
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,032,888	1,308,702	3,514,870	1,115,165
Principal Lifetime Income Solutions	47,710	149,441	91,547	189,499
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Diversified Growth Managed Volatility Class 2 Division:
The Principal Variable Annuity	—	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	10,403,220	2,194,361	11,620,242	619,952
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	941,925	114,271	1,158,656	181,215
Principal Lifetime Income Solutions	853,835	128,843	1,880,856	55,399
Principal Pivot Series Variable Annuity	27,434	195	2,641	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,014	100	—	—

Diversified Income Class 2 Division:
Principal Investment Plus Variable Annuity	6,696,554	3,914,718	7,244,955	3,165,366
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	297,469	296,616	251,987	176,002
Principal Lifetime Income Solutions	72,265	75,702	192,860	73,862

Diversified International Class 1 Division:
Personal Variable	10,729	22,894	11,312	30,733
Premier Variable	278,980	434,646	71,509	200,863
Principal Freedom Variable Annuity	13,165	18,186	3,984	20,971
Principal Freedom Variable Annuity 2	1,427	8,477	6,771	11,591
The Principal Variable Annuity	156,441	517,331	242,883	754,308
The Principal Variable Annuity with Purchase Payment Credit Rider	57	11,894	3,670	59,705
Principal Investment Plus Variable Annuity	306,188	366,496	363,166	367,243
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	22,203	152,333	42,960	224,750

Diversified International Class 2 Division:
Principal Pivot Series Variable Annuity	12,529	1,496	2,773	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	10,056	1,013	—	—

Dreyfus IP MidCap Stock Service Shares Division:
Principal Pivot Series Variable Annuity	2,124	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,703	113	—	—

Dreyfus Investment Portfolio Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	78,140	32,869	71,968	63,463
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,799	13,211	20,753	20,037

Equity Income Class 1 Division:
Premier Variable	47,744	42,235	39,296	50,758
The Principal Variable Annuity	148,701	630,153	283,778	944,386
The Principal Variable Annuity with Purchase Payment Credit Rider	8	11,205	3,025	59,782
Principal Investment Plus Variable Annuity	1,567,799	2,907,996	1,822,346	4,054,169
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	85,971	952,740	150,929	1,786,979

Equity Income Class 2 Division:
Principal Pivot Series Variable Annuity	41,604	2,049	5,846	1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	59,634	3,147	2,088	—

Fidelity VIP Contrafund Service Class Division:
The Principal Variable Annuity	66,755	295,937	110,980	439,435
The Principal Variable Annuity with Purchase Payment Credit Rider	—	9,213	1,325	20,363

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Fidelity VIP Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	366,992	481,110	389,788	511,310
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	34,020	143,358	33,117	201,867
Principal Pivot Series Variable Annuity	55,974	3,509	9,899	1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	68,592	7,592	2,595	—

Fidelity VIP Equity-Income Service Class 2 Division:
The Principal Variable Annuity	55,428	249,363	70,388	297,369
The Principal Variable Annuity with Purchase Payment Credit Rider	8	8,914	2,059	23,779
Principal Investment Plus Variable Annuity	105,690	111,332	113,925	110,826
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,889	42,810	19,150	55,455

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	52,037	169,961	53,615	257,201
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,958	33	6,949

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	123,289	82,826	148,377	100,317
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	20,090	61,182	34,838	68,836

Fidelity VIP Mid Cap Service Class Division:
Principal Freedom Variable Annuity 2	—	—	6,676	—

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	144,998	94,522	180,264	101,276
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	19,842	27,794	18,885	29,418
Principal Pivot Series Variable Annuity	50,751	5,673	14,188	1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	39,687	5,341	1,364	—

Fidelity VIP Overseas Service Class 2 Division:
The Principal Variable Annuity	19,243	9,862	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	335,832	575,353	543,810	539,423
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,631	224,493	64,570	306,860
Principal Pivot Series Variable Annuity	6,375	323	155	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	6,476	499	295	—

Franklin Global Real Estate VIP Class 2 Division:
The Principal Variable Annuity	6,577	3,038	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	6,372	231	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	537	—	—	—
Principal Pivot Series Variable Annuity	19,101	573	1,516	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	17,554	1,950	2,418	—

Franklin Rising Dividends VIP Class 4 Division:
Principal Pivot Series Variable Annuity	16,314	524	989	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	27,287	2,131	5,916	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Franklin Small Cap Value VIP Class 2 Division:
The Principal Variable Annuity	6,006	4,167	9,921	8,029
The Principal Variable Annuity with Purchase Payment Credit Rider	—	315	353	107
Principal Investment Plus Variable Annuity	25,632	34,621	53,173	46,097
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,377	4,431	8,437	11,652

Goldman Sachs VIT Mid Cap Value Institutional Shares Division:
The Principal Variable Annuity	5,064	2,999	5,805	1,608
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	114,397	139,669	205,487	172,073
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,491	67,432	19,336	129,616

Goldman Sachs VIT Mid Cap Value Service Shares Division:
Principal Pivot Series Variable Annuity	14,781	1,261	976	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	37,079	1,024	728	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,306	—	—	—

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
The Principal Variable Annuity	6,449	6,813	136	289
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	47,942	65,122	74,699	47,951
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,513	15,255	5,683	66,801

Goldman Sachs VIT Small Cap Equity Insights Service Shares Division:
Principal Pivot Series Variable Annuity	4,655	362	488	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,709	7	—	—

Government & High Quality Bond Class 1 Division:
Pension Builder Plus	—	5,128	—	12,053
Pension Builder Plus – Rollover IRA	—	38	—	39
Personal Variable	6,792	19,822	6,702	10,668
Premier Variable	486,722	610,326	143,540	208,680
Principal Freedom Variable Annuity	15,848	26,355	34,200	67,835
Principal Freedom Variable Annuity 2	432	3,338	4,662	9,544
The Principal Variable Annuity	273,217	1,028,584	571,823	1,585,012
The Principal Variable Annuity with Purchase Payment Credit Rider	30	15,037	6,529	109,802
Principal Investment Plus Variable Annuity	584,541	1,146,774	805,260	1,265,587
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	38,280	239,437	118,933	520,569

Government & High Quality Bond Class 2 Division:
Principal Pivot Series Variable Annuity	83,509	4,280	1,173	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	20,100	1,712	796	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Guggenheim Floating Rate Strategies Series F Division:
The Principal Variable Annuity	20,139	1,855	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	59,429	8,077	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	12,346	10,348	—	—
Principal Pivot Series Variable Annuity	6,561	3,806	226	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,574	378	1,074	—

Guggenheim Investments Global Managed Futures Strategy Division:
The Principal Variable Annuity	862	862	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	487	6	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—	—
Principal Pivot Series Variable Annuity	6,475	208	1,984	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,368	154	—	—

Guggenheim Investments Long Short Equity Division:
The Principal Variable Annuity	5,945	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	2,336	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	331	—	—	—
Principal Pivot Series Variable Annuity	631	629	3,580	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,313	580	524	—

Guggenheim Investments Multi-Hedge Strategies Division:
The Principal Variable Annuity	1,618	1,087	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	2,070	53	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—	—
Principal Pivot Series Variable Annuity	574	311	409	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,055	34	358	—

Guggenheim Macro Opportunities Series M Division:
The Principal Variable Annuity	8,198	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	2,961	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	540	—	—	—
Principal Pivot Series Variable Annuity	5,398	66	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,367	9	—	—

Income Class 1 Division:
The Principal Variable Annuity	7,516	106	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	52,288	1,338	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,615	—	—	—

Income Class 2 Division:
Principal Pivot Series Variable Annuity	1,099	1,099	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,783	—	—	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
International Emerging Markets Class 1 Division:
Premier Variable	17,999	11,836	14,755	18,267
The Principal Variable Annuity	75,652	159,354	112,574	247,367
The Principal Variable Annuity with Purchase Payment Credit Rider	25	8,006	3,264	30,267
Principal Investment Plus Variable Annuity	228,920	211,714	237,683	215,155
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,065	96,747	28,257	114,896

International Emerging Markets Class 2 Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,257	1	—	—

Invesco American Franchise Series I Division:
The Principal Variable Annuity	20,333	46,476	16,164	78,933
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,235	14	1,180

Invesco Balanced-Risk Allocation Series II Division:
Principal Pivot Series Variable Annuity	2,510	20	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	17,668	26	—	—

Invesco Core Equity Series I Division:
The Principal Variable Annuity	49,263	197,601	80,693	316,964
The Principal Variable Annuity with Purchase Payment Credit Rider	—	667	80	859

Invesco Global Health Care Series I Division:
The Principal Variable Annuity	97,008	118,446	80,899	139,007
The Principal Variable Annuity with Purchase Payment Credit Rider	—	3,007	893	8,206

Invesco Global Health Care Series II Division:
Principal Pivot Series Variable Annuity	24,982	1,823	6,479	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	57,993	10,476	427	—

Invesco International Growth Series I Division:
Principal Investment Plus Variable Annuity	187,755	170,789	302,882	170,032
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	20,123	25,486	42,048	23,662

Invesco International Growth Series II Division:
Principal Pivot Series Variable Annuity	22,651	994	2,766	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	21,853	437	588	—

Invesco Mid Cap Growth Series I Division:
The Principal Variable Annuity	31,706	25,264	17,369	28,294
The Principal Variable Annuity with Purchase Payment Credit Rider	—	3,502	112	5,456

Invesco Small Cap Equity Series I Division:
The Principal Variable Annuity	16,236	33,481	11,239	61,481
The Principal Variable Annuity with Purchase Payment Credit Rider	—	993	2	1,774
Principal Investment Plus Variable Annuity	37,768	46,185	53,854	52,241
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,867	17,320	12,454	23,278

Invesco Technology Series I Division:
The Principal Variable Annuity	39,034	90,954	92,795	82,330
The Principal Variable Annuity with Purchase Payment Credit Rider	—	2,544	274	9,495

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Invesco Value Opportunities Series I Division:
Principal Investment Plus Variable Annuity	54,836	60,434	38,007	57,523
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,942	26,185	6,060	28,076

Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	30,129	87,883	22,438	121,380
The Principal Variable Annuity with Purchase Payment Credit Rider	—	4,610	598	3,156

Janus Aspen Flexible Bond Service Shares Division:
Principal Pivot Series Variable Annuity	26,635	652	2,408	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	48,154	1,012	4,825	—

LargeCap Growth Class 1 Division:
Personal Variable	19,212	21,586	23,452	46,918
Premier Variable	803,054	965,194	933,973	1,047,935
The Principal Variable Annuity	29,166	141,736	36,529	198,939
The Principal Variable Annuity with Purchase Payment Credit Rider	—	2,602	381	5,289
Principal Investment Plus Variable Annuity	61,301	96,908	66,664	108,499
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,158	34,244	10,828	43,567

LargeCap Growth Class 2 Division:
Principal Pivot Series Variable Annuity	26,869	4,827	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	19,771	129	591	—

LargeCap Growth I Class 1 Division:
Premier Variable	50,233	636	20,383	44,086
Principal Freedom Variable Annuity	7,964	6,016	2,907	18,504
Principal Freedom Variable Annuity 2	—	1,338	3,918	615
The Principal Variable Annuity	38,031	213,177	61,644	293,976
The Principal Variable Annuity with Purchase Payment Credit Rider	40	2,018	452	9,400
Principal Investment Plus Variable Annuity	55,301	49,494	66,683	44,835
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,694	16,340	7,886	32,892

LargeCap Growth I Class 2 Division:
Principal Pivot Series Variable Annuity	37,961	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,182	4	—	—

LargeCap S&P 500 Index Class 1 Division:
Premier Variable	99,436	25,693	78,341	103,055
Principal Freedom Variable Annuity	4,135	56,356	13,646	64,426
Principal Freedom Variable Annuity 2	207	3,079	12,557	15,731
The Principal Variable Annuity	135,539	543,461	195,145	710,188
The Principal Variable Annuity with Purchase Payment Credit Rider	131	10,926	490	27,123
Principal Investment Plus Variable Annuity	567,611	606,694	561,507	475,443
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	52,920	169,544	69,822	237,196

LargeCap S&P 500 Index Class 2 Division:
Principal Pivot Series Variable Annuity	3,292	1	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	12,553	190	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
LargeCap Value Class 1 Division:
Bankers Flexible Annuity	—	264	—	3,653
Pension Builder Plus	—	13,155	50	15,269
Pension Builder Plus – Rollover IRA	—	3,049	—	9,806
Personal Variable	5,748	4,146	7,142	25,816
Premier Variable	172,805	415,958	72,897	242,157
Principal Freedom Variable Annuity	4,200	13,563	13,770	46,330
Principal Freedom Variable Annuity 2	3,594	1,393	11	1,753
The Principal Variable Annuity	31,000	204,380	47,045	282,621
The Principal Variable Annuity with Purchase Payment Credit Rider	—	790	295	9,483
Principal Investment Plus Variable Annuity	78,092	94,938	117,046	112,256
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,630	41,391	14,712	63,052

LargeCap Value Class 2 Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,084	1	—	—

MFS VIT International Value Service Class Division:
The Principal Variable Annuity	42,764	732	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	66,113	6,522	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,588	367	—	—
Principal Pivot Series Variable Annuity	25,590	1,411	5,858	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	28,147	4,309	354	—

MFS VIT New Discovery Service Class Division:
The Principal Variable Annuity	32,054	10,128	19,365	17,556
The Principal Variable Annuity with Purchase Payment Credit Rider	—	539	581	454
Principal Investment Plus Variable Annuity	29,354	19,933	43,307	8,570
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	432	378	3,681	3,425
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,407	108	—	—

MFS VIT Utilities Service Class Division:
Principal Investment Plus Variable Annuity	122,134	95,192	224,837	126,283
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,636	36,358	52,088	40,907
Principal Pivot Series Variable Annuity	19,468	3,234	11,274	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	66,242	8,846	3,748	—

MFS VIT Value Service Class Division:
Principal Investment Plus Variable Annuity	42,013	33,338	63,970	47,445
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,253	10,561	5,752	6,147

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
MidCap Class 1 Division:
Personal Variable	6,106	12,477	9,089	28,270
Premier Variable	167,449	291,062	43,072	141,811
Principal Freedom Variable Annuity	2,806	18,262	3,420	31,278
Principal Freedom Variable Annuity 2	2,145	1,509	5,029	8,615
The Principal Variable Annuity	71,681	370,527	106,360	540,716
The Principal Variable Annuity with Purchase Payment Credit Rider	—	8,406	2,020	29,262
Principal Investment Plus Variable Annuity	167,760	361,944	205,013	421,152
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,416	112,232	12,849	183,362

Money Market Class 1 Division:
Pension Builder Plus	—	7,700	—	657
Pension Builder Plus – Rollover IRA	—	—	—	—
Personal Variable	60,668	41,098	50,198	39,295
Premier Variable	2,707,080	2,995,908	2,793,612	2,260,325
Principal Freedom Variable Annuity	4,141	29,641	4,029	50,339
Principal Freedom Variable Annuity 2	2,421	1,207	290	4,280
The Principal Variable Annuity	565,733	893,130	755,485	1,096,247
The Principal Variable Annuity with Purchase Payment Credit Rider	15,812	18,295	(2,698)	48,870
Principal Investment Plus Variable Annuity	3,017,296	2,996,136	2,713,589	2,951,076
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	545,654	560,123	468,706	597,179
Principal Lifetime Income Solutions	—	9,295	23,121	13,826

Money Market Class 2 Division:
Principal Pivot Series Variable Annuity	169,779	151,276	29,505	7,703
Principal Pivot Series Variable Annuity with Liquidity Max Rider	586,275	486,096	—	—

Neuberger Berman AMT Large Cap Value I Class Division:
Principal Investment Plus Variable Annuity	31,057	47,441	52,753	53,559
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	574	15,696	3,183	38,382

Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division:
Principal Investment Plus Variable Annuity	266,732	6,726	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	27,133	5,418	—	—
Principal Pivot Series Variable Annuity	3,057	1,188	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,877	1	—	—

Neuberger Berman AMT Socially Responsive I Class Division:
Principal Investment Plus Variable Annuity	36,017	60,788	51,342	120,597
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,356	20,387	6,346	33,917

Oppenheimer Main Street Small Cap Service Shares Division:
The Principal Variable Annuity	16,684	20,682	36,352	17,036
The Principal Variable Annuity with Purchase Payment Credit Rider	—	140	197	473

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	37,934	68,857	105,927	69,340
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,552	16,416	4,820	20,839

PIMCO All Asset Advisor Class Division:
Principal Pivot Series Variable Annuity	623	623	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
PIMCO Commodity Real Return Strategy M Class Division:
Principal Pivot Series Variable Annuity	361	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,377	—	—	—

PIMCO High Yield Administrative Class Division:
Principal Investment Plus Variable Annuity	237,417	242,802	311,483	194,141
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,468	55,392	42,682	49,837
Principal Pivot Series Variable Annuity	34,398	567	197	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	47,438	4,648	1,823	—

PIMCO Low Duration Advisor Class Division:
The Principal Variable Annuity	268	101	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	33,935	46	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	468	468	—	—
Principal Pivot Series Variable Annuity	1,148	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,335	9	—	—

PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	267,536	402,644	467,065	653,099
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,794	69,753	66,119	109,151
Principal Pivot Series Variable Annuity	26,083	305	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	25,132	1,474	3,500	—

Principal Capital Appreciation Class 1 Division:
Principal Freedom Variable Annuity 2	—	231	—	202
The Principal Variable Annuity	4,133,710	468,203	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	4,547,487	891,554	188,783	188,602
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	497,358	296,531	37,512	45,447

Principal Capital Appreciation Class 2 Division:
Principal Pivot Series Variable Annuity	12,615	2,001	18,647	1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	33,406	1,753	—	—

Principal LifeTime Strategic Income Class 1 Division:
Principal Freedom Variable Annuity 2	—	47,874	—	5,534
The Principal Variable Annuity	18,939	85,663	30,044	45,858
The Principal Variable Annuity with Purchase Payment Credit Rider	—	3,678	3,678	43
Principal Investment Plus Variable Annuity	86,253	232,187	120,737	283,587
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,726	48,062	20,781	88,353

Principal LifeTime 2010 Class 1 Division:
Principal Freedom Variable Annuity 2	180	28,771	485	63,731
The Principal Variable Annuity	5,860	24,966	11,531	15,259
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	41
Principal Investment Plus Variable Annuity	136,296	349,184	193,043	306,577
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,823	49,220	14,913	142,138

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Principal LifeTime 2020 Class 1 Division:
Principal Freedom Variable Annuity 2	6,548	26,773	8,309	24,697
The Principal Variable Annuity	11,042	42,948	22,058	104,753
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	39
Principal Investment Plus Variable Annuity	781,583	1,555,686	955,654	2,228,842
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	33,436	607,497	45,724	1,102,279

Principal LifeTime 2020 Class 2 Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,656	2	—	—

Principal LifeTime 2030 Class 1 Division:
Principal Freedom Variable Annuity 2	349	26,597	26,520	35,684
The Principal Variable Annuity	23,426	27,675	12,875	25,020
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	40
Principal Investment Plus Variable Annuity	389,686	433,395	215,217	298,170
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	23,897	117,152	39,815	72,247

Principal LifeTime 2030 Class 2 Division:
Principal Pivot Series Variable Annuity	53	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,809	105	—	—

Principal LifeTime 2040 Class 1 Division:
Principal Freedom Variable Annuity 2	340	5,188	892	630
The Principal Variable Annuity	17,646	2,860	13,635	7,199
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	39
Principal Investment Plus Variable Annuity	62,244	82,168	152,495	77,089
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,295	24,925	12,204	48,529

Principal LifeTime 2040 Class 2 Division:
Principal Pivot Series Variable Annuity	53	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Principal LifeTime 2050 Class 1 Division:
Principal Freedom Variable Annuity 2	—	—	71	2,537
The Principal Variable Annuity	450	6,677	1,766	18,833
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	859
Principal Investment Plus Variable Annuity	128,410	72,910	73,861	41,245
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,396	24,069	5,803	26,779

Principal LifeTime 2050 Class 2 Division:
Principal Pivot Series Variable Annuity	2,735	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Real Estate Securities Class 1 Division:
Premier Variable	25,484	24,229	41,489	21,416
Principal Freedom Variable Annuity 2	403	1,853	3,722	4,816
The Principal Variable Annuity	63,123	209,269	100,687	223,712
The Principal Variable Annuity with Purchase Payment Credit Rider	—	4,884	1,240	21,133
Principal Investment Plus Variable Annuity	165,065	154,093	181,581	153,534
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	22,643	54,328	40,022	62,774

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Real Estate Securities Class 2 Division:
Principal Pivot Series Variable Annuity	70,612	9,987	14,613	1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	81,042	9,311	1,275	—

Rydex Basic Materials Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Rydex Commodities Strategy Division:
The Principal Variable Annuity	3,445	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	6,475	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—	—
Principal Pivot Series Variable Annuity	715	176	962	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	729	22	645	—

Rydex NASDAQ 100 Division:
Principal Pivot Series Variable Annuity	15,954	528	9,463	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	37,901	3,962	—	—

SAM Balanced Portfolio Class 1 Division:
Premier Variable	79,716	21,550	96,495	112,375
Principal Freedom Variable Annuity 2	28,642	14,131	14,989	23,820
The Principal Variable Annuity	395,823	817,568	504,346	921,128
The Principal Variable Annuity with Purchase Payment Credit Rider	—	28,845	8,776	102,422
Principal Investment Plus Variable Annuity	2,439,123	6,402,911	2,124,034	9,622,213
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	182,763	1,220,264	363,384	1,612,112

SAM Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	267,622	113,523	54,571	2
Principal Pivot Series Variable Annuity with Liquidity Max Rider	190,866	24,709	8,597	—

SAM Conservative Balanced Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	6	18,501	365	23,916
The Principal Variable Annuity	188,290	228,842	218,060	305,326
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	27,522
Principal Investment Plus Variable Annuity	811,810	1,571,495	1,233,331	2,250,567
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	172,623	393,531	227,008	347,807

SAM Conservative Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	142,416	6,328	24,371	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	130,989	16,407	30,751	2

SAM Conservative Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	5,531	14,592	9,398	1,575
The Principal Variable Annuity	175,951	213,986	147,622	244,524
The Principal Variable Annuity with Purchase Payment Credit Rider	7,437	15,233	203	26,752
Principal Investment Plus Variable Annuity	980,464	649,537	1,079,221	491,083
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	148,746	299,012	196,964	169,169

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
SAM Conservative Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	436,837	16,109	44,683	2,796
Principal Pivot Series Variable Annuity with Liquidity Max Rider	110,920	10,910	924	—

SAM Flexible Income Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	10,096	4,648	881	37,816
The Principal Variable Annuity	234,373	488,748	545,432	576,852
The Principal Variable Annuity with Purchase Payment Credit Rider	—	5,213	2,652	54,528
Principal Investment Plus Variable Annuity	1,460,756	1,698,660	1,539,032	1,757,754
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	106,006	326,712	138,645	440,493

SAM Flexible Income Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	333,199	200,163	2,034	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	306,554	27,334	39,690	1

SAM Strategic Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	—	1,040	1,737	14,277
The Principal Variable Annuity	30,708	102,402	41,999	176,823
The Principal Variable Annuity with Purchase Payment Credit Rider	—	721	—	2,390
Principal Investment Plus Variable Annuity	742,229	440,904	657,215	253,966
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	225,096	240,105	273,867	214,514

SAM Strategic Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	142,153	67,444	63,135	2,782
Principal Pivot Series Variable Annuity with Liquidity Max Rider	36,797	4,628	1,514	—

Short-Term Income Class 1 Division:
Principal Freedom Variable Annuity	4,057	14,420	16,758	41,521
Principal Freedom Variable Annuity 2	39	1,204	208	1,034
The Principal Variable Annuity	165,988	381,773	366,408	647,792
The Principal Variable Annuity with Purchase Payment Credit Rider	29	2,938	1,483	47,054
Principal Investment Plus Variable Annuity	1,335,934	2,523,047	2,174,462	2,910,705
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	66,591	594,295	154,153	992,944

Short-Term Income Class 2 Division:
Principal Pivot Series Variable Annuity	78,588	47,077	1,445	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	38,730	1,595	7,919	1

SmallCap Blend Class 1 Division:
Premier Variable	396,841	201,098	35,154	23,062
Principal Freedom Variable Annuity	42,485	17,349	4,050	16,455
Principal Freedom Variable Annuity 2	14,645	908	2,320	4,941
The Principal Variable Annuity	2,228,528	409,647	74,942	291,929
The Principal Variable Annuity with Purchase Payment Credit Rider	3,009	4,680	1,624	15,549
Principal Investment Plus Variable Annuity	2,419,963	375,559	139,739	15,014
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	301,474	127,904	17,013	7,535

SmallCap Blend Class 2 Division:
Principal Pivot Series Variable Annuity	68,595	2,658	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	22,555	2,515	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions

T. Rowe Price Blue Chip Growth Portfolio II Division:
Principal Investment Plus Variable Annuity	261,608	124,937	124,080	113,695
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	37,457	40,109	44,408	39,545

T. Rowe Price Health Sciences Portfolio II Division:
Principal Investment Plus Variable Annuity	240,103	171,933	233,425	158,823
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	29,498	58,052	66,692	87,079

Templeton Global Bond VIP Class 4 Division:
The Principal Variable Annuity	3,394	17	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	34,015	9,058	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,013	—	—	—
Principal Pivot Series Variable Annuity	35,444	1,114	1,520	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	46,164	771	5,412	—

Templeton Growth VIP Class 2 Division:
Principal Freedom Variable Annuity	2,385	3,455	2,480	5,891

The Merger Fund Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Van Eck Global Hard Assets Class S Division:
The Principal Variable Annuity	33,413	38,684	45,291	72,470
The Principal Variable Annuity with Purchase Payment Credit Rider	—	168	48	1,160
Principal Investment Plus Variable Annuity	137,504	98,416	141,497	121,470
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	37,141	28,241	19,249	17,965
Principal Pivot Series Variable Annuity	28,794	604	12,646	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,828	916	1,679	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios, and total returns.

The Separate Account has presented the following disclosures for 2015, 2014, 2013, 2012, and 2011 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2.

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
AllianceBernstein Small Cap Growth Class A Division:
2015	175	$25.10 to $23.45	$4,350	–%	1.40% to 2.00%	(2.64)% to (3.18)%
2014	194	$25.78 to $24.22	$4,945	–%	1.40% to 2.00%	(3.16)% to (3.77)%
2013	236	$26.62 to $25.17	$6,183	–%	1.40% to 2.00%	43.74% to 42.93%
2012	227	$18.52 to $17.61	$4,148	–%	1.25% to 1.85%	13.62% to 12.88%
2011	261	$16.30 to $15.60	$4,184	–%	1.25% to 1.85%	3.16% to 2.56%

AllianceBernstein Small/Mid Cap Value Class A Division:
2015	243	$11.44 to $11.23	$2,766	0.82%	1.30% to 2.00%	(6.69)% to (7.34)%
2014	190	$12.26 to $12.12	$2,320	0.76%	1.30% to 2.00%	7.83% to 7.07%
2013 (6)	95	$11.37 to $11.32	$1,075	0.35%	1.30% to 2.00%	13.25% to 12.75%

Alps/Red Rocks Listed Private Equity Class III Division:
2015 (12)	3	$8.98 to $8.97	$24	0.22%	1.15% to 1.40%	(10.02)% to (10.12)%

American Century VP Capital Appreciation Class I Division:
2015	230	$10.85 to $10.74	$2,496	–%	1.40% to 2.00%	0.46% to (0.09)%
2014 (8)	241	$10.80 to $10.75	$2,604	–%	1.40% to 2.00%	9.87% to 9.36%

American Century VP Income & Growth Class I Division:
2015	699	$17.24 to $14.94	$11,548	2.10%	0.85% to 1.90%	(6.41)% to (7.43)%
2014	816	$18.42 to $16.14	$14,436	2.03%	0.85% to 1.90%	11.50% to 10.40%
2013	942	$16.52 to $14.62	$14,985	2.19%	0.85% to 1.90%	34.75% to 33.27%
2012	1,079	$12.26 to $10.97	$12,745	2.07%	0.85% to 1.85%	13.73% to 12.63%
2011	1,298	$10.78 to $9.74	$13,458	1.53%	0.85% to 1.85%	2.28% to 1.25%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
American Century VP Inflation Protection Class II Division:
2015	4,091	$9.58 to $11.78	$51,380	2.04%	1.15% to 2.00%	(3.62)% to (4.38)%
2014	5,003	$9.94 to $12.32	$65,192	1.26%	1.15% to 2.00%	(1.09)% to (1.23)%
2013	6,186	$12.87 to $12.17	$78,840	1.62%	1.40% to 2.00%	(9.68)% to (10.18)%
2012	6,324	$14.25 to $13.55	$89,160	2.43%	1.25% to 1.85%	6.03% to 5.37%
2011	6,219	$13.44 to $12.86	$82,771	4.11%	1.25% to 1.85%	10.44% to 9.73%

American Century VP MidCap Value Class II Division:
2015	349	$18.61 to $17.95	$6,444	1.48%	1.30% to 2.00%	(2.82)% to (3.49)%
2014	280	$19.15 to $18.60	$5,329	1.02%	1.30% to 2.00%	14.74% to 13.90%
2013	229	$16.69 to $16.33	$3,815	1.05%	1.30% to 2.00%	28.29% to 27.48%
2012	200	$13.01 to $12.81	$2,592	1.87%	1.25% to 1.85%	14.73% to 14.07%
2011	157	$11.34 to $11.23	$1,776	1.30%	1.25% to 1.85%	(2.07)% to (2.69)%

American Century VP Ultra Class I Division:
2015	220	$16.46 to $15.08	$3,618	0.45%	1.30% to 1.90%	4.91% to 4.29%
2014	236	$15.69 to $14.46	$3,696	0.39%	1.30% to 1.90%	8.58% to 7.91%
2013	284	$14.45 to $13.40	$4,100	0.56%	1.30% to 1.90%	35.30% to 34.54%
2012	350	$10.68 to $9.96	$3,716	–%	1.25% to 1.85%	12.54% to 11.78%
2011	426	$9.49 to $8.91	$3,993	–%	1.25% to 1.85%	(0.21)% to (0.78)%

American Century VP Ultra Class II Division:
2015	1,882	$19.29 to $18.02	$36,158	0.32%	1.40% to 2.00%	4.55% to 3.92%
2014	2,449	$18.45 to $17.34	$44,865	0.24%	1.40% to 2.00%	8.27% to 7.70%
2013	3,228	$17.04 to $16.10	$54,398	0.43%	1.40% to 2.00%	35.13% to 34.28%
2012	4,445	$12.61 to $11.99	$55,372	–%	1.25% to 1.85%	12.39% to 11.74%
2011	5,075	$11.22 to $10.73	$56,336	–%	1.25% to 1.85%	(0.36)% to (1.01)%

American Century VP Value Class II Division:
2015	787	$9.63 to $18.56	$15,478	1.99%	1.15% to 1.90%	(5.12)% to (5.79)%
2014	859	$10.15 to $19.70	$18,211	1.39%	1.15% to 1.90%	(0.39)% to 10.74%
2013	1,035	$19.07 to $17.79	$19,713	1.49%	1.30% to 1.90%	29.82% to 29.10%
2012	1,294	$14.69 to $13.78	$18,873	1.75%	1.25% to 1.85%	13.09% to 12.40%
2011	1,634	$12.99 to $12.26	$20,924	1.86%	1.25% to 1.85%	(0.38)% to (0.97)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
American Funds Insurance Series Asset Allocation Fund Class 4 Division:
2015 (12)	83	$9.71 to $9.69	$806	7.44%	1.15% to 1.40%	(2.90)% to (3.10)%

American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division:
2015	92	$9.79 to $9.75	$900	2.51%	1.15% to 1.40%	(4.30)% to (4.60)%
2014 (10)	10	$10.23 to $10.22	$104	6.39%	1.15% to 1.40%	(1.54)% to (1.64)%

American Funds Insurance Series Global Small Capitalization Fund Class 2 Division:
2015	91	$10.13 to $8.71	$844	–%	1.30% to 2.00%	(0.98)% to (13.42)%
2014 (9)	9	$10.23 to $10.20	$96	0.28%	1.30% to 1.90%	1.39% to 1.09%

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division:
2015	14	$9.75 to $9.71	$133	–%	1.15% to 1.40%	(1.12)% to (1.42)%
2014 (10)	1	$9.86 to $9.85	$8	0.15%	1.15% to 1.40%	0.20% to 0.10%

American Funds Insurance Series High-Income Bond Class 2 Division:
2015	41	$8.87 to $8.78	$364	6.87%	1.30% to 1.90%	(8.46)% to (9.02)%
2014 (9)	22	$9.69 to $9.65	$211	10.12%	1.30% to 1.90%	(3.20)% to (3.60)%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division:
2015	6	$9.69 to $9.66	$62	1.57%	1.15% to 1.40%	(2.22)% to (2.42)%
2014 (10)	–	$9.91 to 9.90	$–	–%	1.15% to 1.40%	(1.10)% to (1.20)%

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division:
2015	15	$9.74 to $9.71	$148	–%	1.15% to 1.40%	(0.41)% to (0.72)%
2014 (10)	3	$9.78	$30	–%	1.15% to 1.40%	(1.61)% to (1.51)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
American Funds Insurance Series Managed Risk International Fund Class P2 Division:
2015	4	$8.72 to $8.69	$38	0.02%	1.15% to 1.40%	(7.53)% to (7.85)%
2014 (10)	2	$9.43	$18	–%	1.15% to 1.40%	(3.87)%

American Funds Insurance Series New World Fund Class 2 Division:
2015	50	$8.69 to $8.89	$441	0.67%	1.30% to 2.00%	(4.40)% to (10.83)%
2014 (9)	17	$9.09 to $9.06	$152	2.00%	1.30% to 1.90%	(9.55)% to (9.85)%

American Funds Insurance Series New World Fund Class 4 Division:
2015	46	$8.60 to $8.57	$394	0.63%	1.15% to 1.40%	(4.44)% to (4.78)%
2014 (10)	6	$9.00	$52	7.63%	1.15% to 1.40%	(7.22)% to (7.12)%

Balanced Class 1 Division:
2015	1,821	$3.30 to $25.81	$29,965	1.77%	0.48% to 1.90%	0.00% to (1.49)%
2014	2,167	$3.30 to $26.20	$34,954	1.72%	0.42% to 1.90%	8.36% to 6.76%
2013	2,369	$3.05 to $24.54	$36,507	1.78%	0.42% to 1.90%	18.98% to 17.30%
2012	2,633	$2.46 to $20.92	$35,867	2.04%	0.42% to 1.85%	12.33% to 10.92%
2011	2,890	$2.27 to $18.86	$36,779	2.30%	0.43% to 1.85%	3.62% to 2.17%

BlackRock Global Allocation Class III Division:
2015 (12)	56	$9.30 to $9.25	$522	1.85%	1.15% to 2.00%	(7.00)% to (7.50)%

BlackRock iShares Alternative Strategies Class III Division:
2015 (12)	14	$9.29 to $9.24	$129	8.05%	1.15% to 2.00%	(6.82)% to (7.32)%

BlackRock iShares Dynamic Allocation Class III Division:
2015 (12)	7	$9.15 to $9.10	$60	6.90%	1.15% to 2.00%	(8.32)% to (8.82)%

BlackRock iShares Dynamic Fixed Income Class III Division:
2015 (12)	11	$9.70 to $9.65	$111	5.79%	1.15% to 2.00%	(2.71)% to (3.21)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
BlackRock iShares Equity Appreciation Class III Division:
2015 (12)	13	$8.67 to $8.62	$111	6.14%	1.15% to 2.00%	(13.21)% to (13.71)%

BlackRock Value Opportunities Class III Division:
2015 (12)	–	$9.00 to $8.99	$1	0.94%	1.15% to 1.40%	(10.89)% to (10.99)%

Bond & Mortgage Securities Class 1 Division:
2015	7,246	$2.81 to $21.29	$151,328	3.09%	0.43% to 2.00%	(0.90)% to (2.47)%
2014	8,648	$2.83 to $21.83	$180,940	3.11%	0.44% to 2.00%	4.79% to 3.17%
2013	9,961	$2.70 to $21.16	$201,686	3.30%	0.40% to 2.00%	(1.27)% to (2.76)%
2012	11,477	$2.63 to $21.76	$236,260	3.77%	0.41% to 1.85%	6.86% to 5.58%
2011	12,019	$2.56 to $20.61	$235,718	0.10%	0.40% to 1.85%	6.63% to 5.10%

Bond & Mortgage Securities Class 2 Division:
2015 (12)	2	$9.73 to $9.72	$19	6.38%	1.15% to 1.40%	(2.31)% to (2.41)%

Calvert EAFE International Index Class F Division:
2015	2	$8.98 to $8.95	$15	0.04%	1.15% to 1.40%	(2.92)% to (3.24)%
2014 (10)	1	$9.25	$5	26.28%	1.15% to 1.40%	(4.05)% to (3.95)%

Calvert Russell 2000 Small Cap Index Class F Division:
2015	11	$9.80 to $9.77	$103	–%	1.15% to 1.40%	(6.49)% to (6.69)%
2014 (10)	2	$10.48 to $10.47	$21	2.65%	1.15% to 1.40%	1.45% to 1.36%

Calvert S&P MidCap 400 Index Class F Division:
2015	49	$9.82 to $9.79	$480	–%	1.15% to 1.40%	(4.01)% to (4.21)%
2014 (10)	3	$10.23 to $10.22	$36	5.13%	1.15% to 1.40%	(0.10)%

ClearBridge Small Cap Growth Series II Division:
2015 (12)	1	$9.48 to $9.47	$9	–%	1.15% to 1.40%	(6.51)% to (6.61)%

Columbia Limited Duration Credit Class 2 Division:
2015 (12)	15	$9.58 to $9.52	$140	–%	1.15% to 2.00%	(4.20)% to (4.80)%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Columbia Small Cap Value Class 2 Division:
2015 (12)	8	$9.10 to $9.09	$75	0.73%	1.15% to 1.40%	(9.90)% to (9.91)%

Delaware Limited Term Diversified Income Service Class Division:
2015 (12)	23	$9.88 to $9.82	$227	1.11%	1.15% to 2.00%	(1.00)% to (1.60)%

Delaware Small Cap Value Service Class Division:
2015	93	$10.97 to $10.77	$1,009	0.42%	1.30% to 2.00%	(7.66)% to (8.34)%
2014	63	$11.88 to $11.75	$746	0.29%	1.30% to 2.00%	4.21% to 3.52%
2013 (6)	23	$11.40 to $11.35	$262	–%	1.30% to 2.00%	13.66% to 13.16%

Deutsche Alternative Asset Allocation Class B Division:
2015 (13)	4	$9.08 to $9.05	$40	–%	1.15% to 1.40%	(7.63)% to (7.84)%
2014 (10)	–	$9.83 to $9.82	$–	–%	1.15% to 1.40%	(1.60)% to (1.70)%

Deutsche Equity 500 Index Class B2 Division:
2015 (14)	67	$10.21 to $10.18	$678	1.24%	1.15% to 1.40%	(0.39)% to (0.59)%
2014 (10)	6	$10.25 to $10.24	$59	–%	1.15% to 1.40%	(0.49)%

Deutsche Small Mid Cap Value Class B Division:
2015 (15)	85	$9.75 to $11.20	$953	–%	1.15% to 2.00%	(3.37)% to (4.11)%
2014	52	$10.09 to $11.68	$615	0.40%	1.15% to 2.00%	(0.69)% to 3.00%
2013 (6)	13	$11.39 to $11.34	$146	–%	1.30% to 2.00%	13.56% to 13.06%

Diversified Balanced Class 2 Division:
2015	73,477	$14.07 to $13.57	$1,030,997	1.00%	1.40% to 2.00%	(1.26)% to (1.88)%
2014	71,134	$14.25 to $13.83	$1,011,135	0.89%	1.40% to 2.00%	5.95% to 5.33%
2013	63,792	$13.45 to $13.13	$856,504	0.33%	1.40% to 2.00%	11.43% to 10.80%
2012	48,279	$12.07 to $11.85	$581,720	0.96%	1.25% to 1.85%	8.35% to 7.73%
2011	29,822	$11.14 to $11.00	$331,823	0.96%	1.25% to 1.85%	(0.71)% to 1.66%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Diversified Balanced Managed Volatility Class 2 Division:
2015	13,227	$10.05 to $10.34	$138,378	0.84%	1.15% to 2.00%	(1.08)% to (1.90)%
2014	7,967	$10.16 to $10.54	$84,544	0.01%	1.15% to 2.00%	(0.20)% to 4.77%
2013 (7)	87	$10.07 to $10.06	$877	–%	1.40% to 2.00%	0.90% to 0.80%

Diversified Growth Class 2 Division:
2015	213,718	$15.02 to $14.49	$3,202,277	1.03%	1.40% to 2.00%	(1.18)% to (1.83)%
2014	189,924	$15.20 to $14.76	$2,881,637	0.96%	1.40% to 2.00%	6.29% to 5.73%
2013	154,283	$14.30 to $13.96	$2,202,298	0.45%	1.40% to 2.00%	16.45% to 15.75%
2012	99,357	$12.28 to $12.06	$1,218,656	0.85%	1.25% to 1.85%	10.23% to 9.54%
2011	67,150	$11.14 to $11.01	$747,474	0.75%	1.25% to 1.85%	(2.45)% to 0.36%

Diversified Growth Managed Volatility Class 2 Division:
2015	23,991	$10.03 to $10.41	$252,642	1.04%	1.15% to 2.00%	(1.08)% to (1.89)%
2014	14,199	$10.14 to $10.61	$151,625	0.02%	1.15% to 2.00%	(0.39)% to 4.95%
2013 (7)	393	$10.12 to $10.11	$3,979	–%	1.40% to 2.00%	1.40% to 1.30%

Diversified Income Class 2 Division:
2015	17,071	$11.66 to $11.41	$198,791	0.78%	1.40% to 2.00%	(1.19)% to (1.81)%
2014	14,292	$11.80 to $11.62	$168,519	0.56%	1.40% to 2.00%	5.36% to 4.78%
2013	10,017	$11.20 to $11.09	$112,081	0.11%	1.40% to 2.00%	6.77% to 6.12%
2012 (5)	5,225	$10.49 to $10.45	$54,791	–%	1.25% to 1.85%	4.38% to 3.98%

Diversified International Class 1 Division:
2015	5,938	$3.17 to $24.34	$136,019	2.51%	0.44% to 2.00%	(0.77)% to (2.33)%
2014	6,681	$3.20 to $24.92	$154,009	2.17%	0.42% to 2.00%	(3.62)% to (5.14)%
2013	7,605	$3.32 to $26.27	$183,015	2.83%	0.42% to 2.00%	17.90% to 16.55%
2012	8,812	$2.70 to $22.54	$182,349	2.10%	0.38% to 1.85%	17.68% to 16.25%
2011	10,327	$2.39 to $19.39	$182,722	0.44%	0.44% to 1.85%	(10.58)% to (12.54)%

Diversified International Class 2 Division:
2015	23	$9.21 to $9.18	$210	3.16%	1.15% to 1.40%	(1.81)% to (2.03)%
2014 (10)	3	$9.38 to $9.37	$26	–%	1.15% to 1.40%	(3.89)% to (4.00)%

Dreyfus IP MidCap Stock Service Shares Division:
2015 (12)	5	$9.27 to $9.26	$44	–%	1.15% to 1.40%	(8.13)% to (8.23)%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Dreyfus Investment Portfolio Technology Growth Service Shares Division:
2015	266	$23.55 to $21.99	$6,205	–%	1.40% to 2.00%	4.43% to 3.78%
2014	226	$22.55 to $21.19	$5,041	–%	1.40% to 2.00%	5.13% to 4.49%
2013	217	$21.45 to $20.28	$4,605	–%	1.40% to 2.00%	30.71% to 30.00%
2012	203	$16.41 to $15.60	$3,300	–%	1.25% to 1.85%	13.96% to 13.21%
2011	191	$14.40 to $13.78	$2,726	–%	1.25% to 1.85%	(9.21)% to (9.70)%

Equity Income Class 1 Division:
2015	14,715	$1.88 to $13.42	$207,674	2.43%	0.55% to 2.00%	(4.33)% to (5.82)%
2014	17,409	$1.97 to $14.25	$258,967	2.35%	0.27% to 2.00%	12.33% to 10.55%
2013	22,006	$1.75 to $12.89	$293,600	3.07%	0.33% to 2.00%	26.77% to 24.90%
2012	26,639	$1.38 to $10.32	$282,998	3.01%	0.38% to 1.85%	12.54% to 10.97%
2011	30,579	$1.23 to $9.30	$291,224	0.55%	0.54% to 1.85%	5.00% to 3.45%

Equity Income Class 2 Division:
2015	104	$9.69 to $9.66	$1,006	3.12%	1.15% to 1.40%	(5.28)% to (5.48)%
2014 (10)	8	$10.23 to $10.22	$81	–%	1.15% to 1.40%	(0.97)%

Fidelity VIP Contrafund Service Class Division:
2015	1,786	$23.61 to $21.57	$42,171	0.90%	1.30% to 1.90%	(0.76)% to (1.33)%
2014	2,024	$23.79 to $21.86	$48,140	0.82%	1.30% to 1.90%	10.39% to 9.74%
2013	2,372	$21.55 to $19.92	$51,076	0.93%	1.30% to 1.90%	29.43% to 28.68%
2012	2,843	$16.65 to $15.48	$47,183	1.16%	1.25% to 1.85%	14.91% to 14.16%
2011	3,527	$14.49 to $13.56	$50,818	0.85%	1.25% to 1.85%	(3.85)% to (4.37)%

Fidelity VIP Contrafund Service Class 2 Division:
2015	2,325	$10.09 to $21.16	$50,809	0.80%	1.15% to 2.00%	(0.79)% to (1.58)%
2014	2,435	$10.17 to $21.50	$55,142	0.72%	1.15% to 2.00%	(0.78)% to 9.47%
2013	2,712	$20.78 to $19.64	$55,840	0.81%	1.40% to 2.00%	29.23% to 28.45%
2012	3,087	$16.08 to $15.29	$49,175	1.10%	1.25% to 1.85%	14.69% to 14.02%
2011	3,365	$14.02 to $13.41	$46,781	0.80%	1.25% to 1.85%	(3.97)% to (4.56)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Fidelity VIP Equity-Income Service Class 2 Division:
2015	1,877	$16.84 to $15.48	$31,472	2.86%	1.30% to 2.00%	(5.45)% to (6.12)%
2014	2,117	$17.81 to $16.49	$37,544	2.56%	1.30% to 2.00%	7.03% to 6.32%
2013	2,399	$16.64 to $15.51	$39,708	2.19%	1.30% to 2.00%	26.25% to 25.38%
2012	2,825	$13.18 to $12.37	$36,953	2.78%	1.25% to 1.85%	15.61% to 14.96%
2011	3,357	$11.40 to $10.76	$37,791	2.15%	1.25% to 1.85%	(0.61)% to (1.19)%

Fidelity VIP Growth Service Class Division:
2015	917	$15.48 to $14.13	$14,193	0.16%	1.30% to 1.90%	5.74% to 4.98%
2014	1,037	$14.64 to $13.46	$15,185	0.09%	1.30% to 1.90%	9.75% to 9.16%
2013	1,248	$13.34 to $12.33	$16,637	0.18%	1.30% to 1.90%	34.48% to 33.59%
2012	1,469	$9.92 to $9.23	$14,548	0.47%	1.25% to 1.85%	13.11% to 12.42%
2011	1,711	$8.77 to $8.21	$14,924	0.24%	1.25% to 1.85%	(1.13)% to (1.68)%

Fidelity VIP Growth Service Class 2 Division:
2015	480	$20.94 to $19.56	$9,985	0.03%	1.40% to 2.00%	5.39% to 4.77%
2014	481	$19.87 to $18.67	$9,442	–%	1.40% to 2.00%	9.48% to 8.80%
2013	467	$18.15 to $17.16	$8,346	0.05%	1.40% to 2.00%	34.25% to 33.44%
2012	501	$13.52 to $12.86	$6,666	0.34%	1.25% to 1.85%	12.95% to 12.31%
2011	560	$11.97 to $11.45	$6,609	0.12%	1.25% to 1.85%	(1.24)% to (1.89)%

Fidelity VIP Mid Cap Service Class Division:
2015	7	$10.40	$69	0.41%	0.95%	(2.44)%
2014 (9)	7	$10.66	$71	0.32%	0.95%	5.75%

Fidelity VIP Mid Cap Service Class 2 Division:
2015	829	$9.78 to $23.50	$19,266	0.27%	1.15% to 2.00%	(2.78)% to (3.57)%
2014	707	$10.06 to $24.37	$17,956	0.02%	1.15% to 2.00%	(0.20)% to 3.92%
2013	623	$24.80 to $23.45	$15,323	0.29%	1.40% to 2.00%	34.05% to 33.31%
2012	592	$18.50 to $17.59	$10,855	0.38%	1.25% to 1.85%	13.15% to 12.47%
2011	644	$16.35 to $15.64	$10,432	0.02%	1.25% to 1.85%	(11.95)% to (12.48)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Fidelity VIP Overseas Service Class 2 Division:
2015	1,940	$9.63 to $15.30	$31,477	1.08%	1.15% to 2.00%	2.12% to 1.26%
2014	2,368	$9.43 to $15.11	$37,741	1.04%	1.15% to 2.00%	(3.38)% to (10.11)%
2013	2,605	$17.79 to $16.81	$45,762	1.10%	1.40% to 2.00%	28.54% to 27.74%
2012	3,226	$13.84 to $13.16	$44,060	1.80%	1.25% to 1.85%	19.00% to 18.35%
2011	3,580	$11.63 to $11.12	$41,148	1.29%	1.25% to 1.85%	(18.27)% to (18.83)%

Franklin Global Real Estate VIP Class 2 Division:
2015	48	$10.50 to $9.54	$497	3.78%	1.15% to 2.00%	(0.57)% to (4.02)%
2014 (10)	4	$10.56 to $10.55	$42	–%	1.15% to 1.40%	1.05% to 0.96%

Franklin Rising Dividends VIP Class 4 Division:
2015	48	$9.84 to $9.81	$470	1.49%	1.15% to 1.40%	(4.84)% to (5.13)%
2014 (10)	7	$10.34	$71	–%	1.15% to 1.40%	(0.39)%

Franklin Small Cap Value VIP Class 2 Division:
2015	191	$17.18 to $16.53	$3,252	0.62%	1.30% to 2.00%	(8.57)% to (9.23)%
2014	191	$18.79 to $18.21	$3,577	0.62%	1.30% to 2.00%	(0.74)% to (1.41)%
2013	185	$18.93 to $18.47	$3,494	1.17%	1.30% to 2.00%	17.65% to 33.65%
2012	142	$14.07 to $13.82	$1,990	0.68%	1.25% to 1.85%	16.86% to 16.23%
2011	144	$12.04 to $11.89	$1,726	0.62%	1.25% to 1.85%	(4.90)% to (5.56)%

Goldman Sachs VIT Mid Cap Value Institutional Shares Division:
2015	689	$21.79 to $20.30	$14,902	0.38%	1.30% to 2.00%	(10.40)% to (11.04)%
2014	770	$24.32 to $22.82	$18,543	0.99%	1.30% to 2.00%	12.07% to 11.32%
2013	842	$21.70 to $20.50	$18,015	0.83%	1.30% to 2.00%	10.55% to 30.32%
2012	964	$16.54 to $15.73	$15,718	1.12%	1.25% to 1.85%	17.06% to 16.35%
2011	1,108	$14.13 to $13.52	$15,462	0.75%	1.25% to 1.85%	(7.59)% to (8.09)%

Goldman Sachs VIT Mid Cap Value Service Shares Division:
2015	51	$9.17 to $9.14	$469	0.18%	1.15% to 1.40%	(10.54)% to (10.74)%
2014 (10)	2	$10.25 to $10.24	$17	5.08%	1.15% to 1.40%	0.59% to 0.49%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division:
2015 (12)	1	$9.34 to $9.33	$12	6.02%	1.15% to 1.40%	(6.69)% to (6.79)%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
2015	351	$17.76 to $16.54	$6,193	0.28%	1.30% to 2.00%	(3.37)% to (4.12)%
2014	382	$18.38 to $17.25	$6,978	0.76%	1.30% to 2.00%	5.57% to 4.86%
2013	417	$17.41 to $16.45	$7,164	0.99%	1.30% to 2.00%	14.16% to 32.98%
2012	457	$13.00 to $12.37	$5,868	1.15%	1.25% to 1.85%	11.40% to 10.74%
2011	535	$11.67 to $11.17	$6,184	0.80%	1.25% to 1.85%	(0.60)% to (1.15)%

Goldman Sachs VIT Small Cap Equity Insights Service Shares Division:
2015	10	$10.24 to $10.20	$107	0.05%	1.15% to 1.40%	(3.58)% to (3.86)%
2014 (10)	–	$10.62 to $10.61	$5	6.02%	1.15% to 1.40%	1.63% to 1.53%

Government & High Quality Bond Class 1 Division:
2015	10,832	$2.80 to $11.51	$121,664	3.26%	0.42% to 2.00%	0.37% to (1.20)%
2014	12,521	$2.79 to $11.65	$141,359	3.77%	0.43% to 2.00%	4.64% to 2.92%
2013	14,619	$2.66 to $11.32	$159,944	3.86%	0.42% to 2.00%	(1.44)% to (2.83)%
2012	17,413	$2.58 to $11.65	$196,166	3.99%	0.40% to 1.85%	3.25% to 1.92%
2011	18,006	$2.61 to $11.43	$197,866	0.18%	0.39% to 1.85%	5.78% to 4.29%

Government & High Quality Bond Class 2 Division:
2015	100	$10.07 to $10.04	$1,003	3.74%	1.15% to 1.40%	(0.49)% to (0.79)%
2014 (10)	2	$10.12	$20	–%	1.15% to 1.40%	0.00% to 0.10%

Guggenheim Floating Rate Strategies Series F Division:
2015	81	$9.90 to $9.68	$787	2.66%	1.15% to 2.00%	(0.40)% to (3.20)%
2014 (10)	1	$9.94 to $9.93	$13	–%	1.15% to 1.40%	(0.80)% to (0.90)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Guggenheim Investments Global Managed Futures Strategy Division:
2015	11	$10.46 to $9.62	$114	3.08%	1.15% to 2.00%	(2.70)% to (3.99)%
2014 (10)	2	$10.75 to $10.74	$21	–%	1.15% to 1.40%	5.50% to 5.40%

Guggenheim Investments Long Short Equity Division:
2015	17	$10.46 to $9.84	$177	–%	1.15% to 2.00%	0.10% to (2.09)%
2014 (10)	4	$10.45 to $10.44	$43	–%	1.15% to 1.40%	2.96% to 2.86%

Guggenheim Investments Multi-Hedge Strategies Division:
2015	9	$10.33 to $9.96	$88	0.63%	1.15% to 2.00%	0.68% to (0.60)%
2014 (10)	1	$10.26 to $10.25	$8	–%	1.15% to 1.40%	2.29% to 2.30%

Guggenheim Macro Opportunities Series M Division:
2015	22	$9.91 to $9.66	$219	2.06%	1.15% to 2.00%	(1.49)% to (3.40)%
2014 (10)	–	$10.06 to $10.05	$–	–%	1.15% to 1.40%	–%

Income Class 1 Division:
2015 (12)	60	$9.71 to $9.67	$582	4.78%	1.30% to 2.00%	(2.61)% to (3.01)%

Income Class 2 Division:
2015 (12)	2	$9.70 to $9.69	$17	11.21%	1.15% to 1.40%	(2.71)% to (2.81)%

International Emerging Markets Class 1 Division:
2015	1,992	$3.10 to $24.67	$50,665	1.67%	0.41% to 2.00%	(14.17)% to (15.51)%
2014	2,140	$3.62 to $29.20	$64,255	0.91%	0.41% to 2.00%	(4.15)% to (5.65)%
2013	2,369	$3.77 to $30.95	$74,988	2.37%	0.40% to 2.00%	(5.42)% to (6.47)%
2012	2,577	$3.99 to $33.09	$86,313	1.30%	0.37% to 1.85%	20.29% to 18.60%
2011	2,866	$3.32 to $27.90	$80,663	0.26%	0.44% to 1.85%	(17.77)% to (19.01)%

International Emerging Markets Class 2 Division:
2015 (12)	4	$7.80 to $7.78	$33	1.58%	1.15% to 1.40%	(21.84)% to (21.97)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Invesco American Franchise Series I Division:
2015	294	$14.86 to $14.53	$4,369	–%	1.30% to 1.90%	3.70% to 3.05%
2014	321	$14.33 to $14.10	$4,607	0.04%	1.30% to 1.90%	7.02% to 6.33%
2013	385	$13.39 to $13.26	$5,160	0.43%	1.30% to 1.90%	38.33% to 37.55%
2012 (4)	458	$9.68 to $9.64	$4,432	–%	1.25% to 1.85%	(3.30)% to (3.70)%

Invesco Balanced-Risk Allocation Series II Division:
2015	20	$9.53 to $9.50	$191	4.91%	1.15% to 1.40%	(5.46)% to (5.75)%
2014 (10)	–	$10.08	$–	–%	1.15% to 1.40%	(0.69)%

Invesco Core Equity Series I Division:
2015	1,220	$14.60 to $13.34	$17,820	1.11%	1.30% to 1.90%	(7.01)% to (7.49)%
2014	1,369	$15.70 to $14.42	$21,497	0.83%	1.30% to 1.90%	6.73% to 6.11%
2013	1,606	$14.71 to $13.59	$23,623	1.34%	1.30% to 1.90%	27.69% to 26.77%
2012	1,934	$11.52 to $10.72	$22,263	0.95%	1.25% to 1.85%	12.39% to 11.78%
2011	2,296	$10.25 to $9.59	$23,462	0.93%	1.25% to 1.85%	(1.25)% to (1.84)%

Invesco Global Health Care Series I Division:
2015	461	$22.92 to $21.00	$10,562	–%	1.30% to 1.90%	1.82% to 1.25%
2014	485	$22.51 to $20.74	$10,917	–%	1.30% to 1.90%	18.10% to 17.37%
2013	551	$19.06 to $17.67	$10,479	0.69%	1.30% to 1.90%	38.82% to 37.94%
2012	551	$13.73 to $12.81	$7,547	–%	1.25% to 1.85%	19.39% to 18.72%
2011	592	$11.50 to $10.79	$6,751	–%	1.25% to 1.85%	2.68% to 1.98%

Invesco Global Health Care Series II Division:
2015	78	$10.52 to $10.48	$814	–%	1.15% to 1.40%	1.74% to 1.45%
2014 (10)	7	$10.34 to $10.33	$71	–%	1.15% to 1.40%	0.39%

Invesco International Growth Series I Division:
2015	954	$10.69 to $10.21	$10,161	1.50%	1.40% to 2.00%	(3.69)% to (4.31)%
2014	943	$11.10 to $10.67	$10,425	1.67%	1.40% to 2.00%	(1.07)% to (1.66)%
2013	791	$11.22 to $10.85	$8,853	1.35%	1.40% to 2.00%	17.61% to 16.92%
2012	735	$9.54 to $9.28	$6,999	1.65%	1.25% to 1.85%	14.25% to 13.59%
2011	700	$8.35 to $8.17	$5,831	1.58%	1.25% to 1.85%	(7.73)% to (8.20)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Invesco International Growth Series II Division:
2015	46	$9.25 to $9.22	$429	1.81%	1.15% to 1.40%	(3.75)% to (3.96)%
2014 (10)	3	$9.61 to $9.60	$32	–%	1.15% to 1.40%	(3.12)% to (3.23)%

Invesco Mid Cap Growth Series I Division:
2015	113	$14.11 to $13.81	$1,594	–%	1.30% to 1.90%	(0.14)% to (0.65)%
2014	110	$14.13 to $13.90	$1,554	–%	1.30% to 1.90%	6.64% to 5.95%
2013	126	$13.25 to $13.12	$1,672	0.39%	1.30% to 1.90%	35.34% to 34.56%
2012 (4)	162	$9.79 to $9.75	$1,589	–%	1.25% to 1.85%	(2.59)% to (2.99)%

Invesco Small Cap Equity Series I Division:
2015	372	$21.47 to $20.01	$7,928	–%	1.30% to 2.00%	(6.77)% to (7.40)%
2014	408	$23.03 to $21.61	$9,327	–%	1.30% to 2.00%	1.05% to 0.37%
2013	469	$22.79 to $21.53	$10,623	0.01%	1.30% to 2.00%	35.74% to 34.82%
2012	510	$16.79 to $15.97	$8,502	–%	1.25% to 1.85%	12.46% to 11.83%
2011	592	$14.93 to $14.28	$8,774	–%	1.25% to 1.85%	(1.97)% to (2.59)%

Invesco Technology Series I Division:
2015	357	$9.68 to $8.86	$3,452	–%	1.30% to 1.90%	5.45% to 4.73%
2014	411	$9.18 to $8.46	$3,772	–%	1.30% to 1.90%	9.68% to 9.02%
2013	410	$8.37 to $7.76	$3,426	–%	1.30% to 1.90%	23.45% to 22.78%
2012	498	$6.78 to $6.32	$3,350	–%	1.25% to 1.85%	9.89% to 9.15%
2011	591	$6.17 to $5.79	$3,591	0.17%	1.25% to 1.85%	(6.23)% to (6.76)%

Invesco Value Opportunities Series I Division:
2015	338	$13.25 to $12.38	$4,445	2.63%	1.40% to 2.00%	(11.67)% to (12.14)%
2014	360	$15.00 to $14.09	$5,348	1.37%	1.40% to 2.00%	5.19% to 4.53%
2013	401	$14.26 to $13.48	$5,666	1.46%	1.40% to 2.00%	32.04% to 31.13%
2012	428	$10.80 to $10.28	$4,582	1.43%	1.25% to 1.85%	16.13% to 15.64%

Janus Aspen Enterprise Service Shares Division:
2015	580	$15.15 to $13.84	$8,794	0.76%	1.30% to 1.90%	2.43% to 1.84%
2014	643	$14.79 to $13.59	$9,503	0.03%	1.30% to 1.90%	10.79% to 10.13%
2013	744	$13.35 to $12.34	$9,931	0.36%	1.30% to 1.90%	30.37% to 29.62%
2012	889	$10.24 to $9.52	$9,083	–%	1.25% to 1.85%	15.45% to 14.84%
2011	1,085	$8.87 to $8.29	$9,564	–%	1.25% to 1.85%	(2.85)% to (3.49)%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Janus Aspen Flexible Bond Service Shares Division:
2015	80	$9.93 to $9.90	$796	2.28%	1.15% to 1.40%	(1.19)% to (1.39)%
2014 (10)	7	$10.05 to $10.04	$73	4.49%	1.15% to 1.40%	(0.10)% to (0.20)%

LargeCap Growth Class 1 Division:
2015	2,849	$3.46 to $27.63	$49,543	0.14%	0.47% to 2.00%	4.54% to 2.91%
2014	3,191	$3.31 to $26.85	$53,469	0.54%	0.41% to 2.00%	10.65% to 8.92%
2013	3,571	$2.99 to $24.65	$55,522	1.44%	0.42% to 2.00%	33.35% to 31.40%
2012	3,916	$2.16 to $18.76	$48,013	0.29%	0.41% to 1.85%	16.10% to 14.67%
2011	4,423	$1.93 to $16.36	$47,766	–%	0.44% to 1.85%	(4.63)% to (5.98)%

LargeCap Growth Class 2 Division:
2015	42	$10.47 to $10.44	$442	–%	1.15% to 1.40%	3.46% to 3.26%
2014 (10)	1	$10.12 to $10.11	$6	–%	1.15% to 1.40%	(0.39)% to (0.49)%

LargeCap Growth I Class 1 Division:
2015	2,158	$2.22 to $53.15	$105,642	0.23%	0.45% to 2.00%	7.32% to 5.62%
2014	2,292	$2.07 to $50.32	$109,226	0.12%	0.41% to 2.00%	8.16% to 6.47%
2013	2,572	$1.91 to $47.26	$114,518	0.38%	0.40% to 2.00%	35.57% to 33.54%
2012	2,847	$1.41 to $35.39	$97,185	0.07%	0.44% to 1.85%	15.89% to 14.23%
2011	3,256	$1.22 to $30.98	$97,585	–%	0.44% to 1.85%	(0.74)% to (2.15)%

LargeCap Growth I Class 2 Division:
2015 (12)	49	$9.99 to $9.98	$491	0.50%	1.15% to 1.40%	(0.60)% to (0.70)%

LargeCap S&P 500 Index Class 1 Division:
2015	5,945	$2.01 to $14.64	$92,317	1.44%	0.48% to 2.00%	0.72% to (0.88)%
2014	6,500	$1.99 to $14.77	$102,363	1.24%	0.37% to 2.00%	12.81% to 11.05%
2013	7,202	$1.76 to $13.30	$101,189	1.22%	0.40% to 2.00%	31.49% to 29.50%
2012	7,893	$1.34 to $10.27	$85,828	1.07%	0.41% to 1.85%	15.02% to 13.36%
2011	9,228	$1.17 to $9.06	$88,077	0.05%	0.50% to 1.85%	1.31% to (0.11)%

LargeCap S&P 500 Index Class 2 Division:
2015 (12)	16	$9.66 to $9.64	$151	2.15%	1.15% to 1.40%	(3.69)% to (3.89)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
LargeCap Value Class 1 Division:
2015	3,206	$5.21 to $35.43	$79,223	1.69%	0.46% to 2.00%	(1.51)% to (3.06)%
2014	3,695	$61.32 to $36.55	$91,487	2.20%	0.09% to 2.00%	10.64% to 8.97%
2013	4,234	$4.78 to $33.54	$95,526	2.52%	0.43% to 2.00%	30.28% to 28.36%
2012	4,706	$3.51 to $26.13	$84,330	1.26%	0.42% to 1.85%	17.82% to 16.39%
2011	5,519	$36.07 to $22.45	$83,241	–%	0.31% to 1.85%	0.69% to (0.66)%

LargeCap Value Class 2 Division:
2015 (12)	1	$9.58 to $9.56	$10	1.46%	1.15% to 1.40%	(4.68)% to (4.88)%

MFS VIT International Value Service Class Division:
2015	160	$10.34 to $9.45	$1,563	2.01%	1.15% to 2.00%	5.19% to (5.41)%
2014 (10)	6	$9.83	$61	–%	1.15% to 1.40%	(2.090)%

MFS VIT New Discovery Service Class Division:
2015	121	$9.15 to $10.25	$1,253	–%	1.15% to 2.00%	(9.50)% to (4.12)%
2014	88	$10.81 to $10.69	$944	–%	1.30% to 2.00%	(8.70)% to (9.33)%
2013 (6)	51	$11.84 to $11.79	$598	–%	1.30% to 2.00%	17.00% to 16.50%

MFS VIT Utilities Service Class Division:
2015	626	$8.26 to $18.25	$10,898	4.07%	1.15% to 2.00%	(15.71)% to (16.48)%
2014	550	$9.80 to $21.85	$12,181	2.02%	1.15% to 2.00%	(2.68)% to 10.24%
2013	425	$20.38 to $19.82	$8,631	2.03%	1.40% to 2.00%	18.70% to 17.98%
2012	311	$17.17 to $16.80	$5,324	6.80%	1.25% to 1.85%	11.78% to 11.11%
2011	212	$15.36 to $15.12	$3,243	3.24%	1.25% to 1.85%	5.21% to 4.56%

MFS VIT Value Service Class Division:
2015	244	$21.32 to $20.49	$5,168	2.12%	1.40% to 2.00%	(2.34)% to (2.89)%
2014	238	$21.83 to $21.10	$5,175	1.34%	1.40% to 2.00%	8.66% to 7.98%
2013	222	$20.09 to $19.54	$4,442	1.11%	1.40% to 2.00%	33.84% to 33.02%
2012	133	$15.01 to $14.69	$1,987	1.32%	1.25% to 1.85%	14.41% to 13.79%
2011	114	$13.12 to $12.91	$1,498	1.29%	1.25% to 1.85%	(1.65)% to (2.27)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
MidCap Class 1 Division:
2015	4,922	$9.58 to 74.62	$339,892	0.51%	0.48% to 2.00%	1.22% to (0.36)%
2014	5,671	$9.46 to 74.89	$389,291	0.51%	0.40% to 2.00%	12.51% to 10.75%
2013	6,669	$8.41 to $67.62	$412,319	1.44%	0.43% to 2.00%	33.37% to 31.38%
2012	7,660	$6.06 to $51.47	$362,857	0.87%	0.42% to 1.85%	18.68% to 17.24%
2011	8,881	$5.30 to $43.90	$355,563	–%	0.44% to 1.85%	7.84% to 6.32%

Money Market Class 1 Division:
2015	6,067	$1.67 to $12.09	$49,380	–%	0.38% to 2.00%	(0.42)% to (1.95)%
2014	6,700	$0.00 to $12.33	$55,230	–%	0.00% to 2.00%	(100.00)% to (1.99)%
2013	6,956	$2.42 to $12.58	$65,639	–%	0.00% to 2.00%	(1.00)% to (1.87)%
2012	8,221	$2.19 to $12.82	$81,007	–%	0.00% to 1.85%	(1.49)% to (1.84)%
2011	9,682	$2.47 to $13.06	$101,686	–%	0.00% to 1.85%	(0.99)% to (1.88)%

Money Market Class 2 Division:
2015	140	$9.85 to $9.82	$1,381	–%	1.15% to 1.40%	(1.20)% to (1.41)%
2014 (10)	22	$9.97 to $9.96	$217	–%	1.15% to 1.40%	(0.10)%

Neuberger Berman AMT Large Cap Value I Class Division:
2015	244	$16.64 to $15.54	$4,048	0.76%	1.40% to 2.00%	(13.02)% to (13.57)%
2014	276	$19.13 to $17.98	$5,241	0.72%	1.40% to 2.00%	8.32% to 7.66%
2013	312	$17.66 to $16.70	$5,443	1.11%	1.40% to 2.00%	29.38% to 28.66%
2012	394	$13.65 to $12.98	$5,317	0.41%	1.25% to 1.85%	15.19% to 14.46%
2011	396	$11.85 to $11.34	$4,642	–%	1.25% to 1.85%	(12.48)% to (12.97)%

Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division:
2015 (12)	286	$9.19 to $9.58	$2,746	–%	1.15% to 2.00%	(8.83)% to (4.49)%

Neuberger Berman AMT Socially Responsive I Class Division:
2015	246	$20.74 to $19.37	$5,077	0.55%	1.40% to 2.00%	(1.85)% to (2.47)%
2014	290	$21.13 to $19.86	$6,077	0.35%	1.40% to 2.00%	8.81% to 8.23%
2013	387	$19.42 to $18.35	$7,439	0.68%	1.40% to 2.00%	35.80% to 34.93%
2012	460	$14.30 to $13.60	$6,518	0.23%	1.25% to 1.85%	9.66% to 8.97%
2011	495	$13.04 to $12.48	$6,401	0.35%	1.25% to 1.85%	(4.33)% to (4.88)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Oppenheimer Main Street Small Cap Service Shares Division:
2015	48	$11.78 to $11.60	$561	0.70%	1.30% to 1.90%	(7.32)% to (7.86)%
2014	52	$12.71 to $12.59	$658	0.67%	1.30% to 1.90%	10.23% to 9.57%
2013 (6)	33	$11.53 to $11.49	$378	0.06%	1.30% to 1.90%	15.07% to 14.67%

PIMCO All Asset Administrative Class Division:
2015	322	$12.91 to $12.40	$4,147	3.26%	1.40% to 2.00%	(10.22)% to (10.79)%
2014	366	$14.38 to $13.90	$5,247	5.21%	1.40% to 2.00%	(0.90)% to (1.56)%
2013	346	$14.51 to $14.12	$4,994	4.45%	1.40% to 2.00%	(1.09)% to (1.60)%
2012	322	$14.67 to $14.35	$4,703	5.79%	1.25% to 1.85%	13.54% to 12.81%
2011	201	$12.92 to $12.72	$2,597	6.77%	1.25% to 1.85%	0.70% to 0.08%

PIMCO All Asset Advisor Class Division:
2015 (12)	–	$8.77 to $8.75	$–	–%	1.15% to 1.40%	(12.12)% to (12.32)%

PIMCO Commodity Real Return Strategy M Class Division:
2015 (12)	2	$7.24 to $7.22	$13	–%	1.15% to 1.40%	(27.45)% to (27.66)%

PIMCO High Yield Administrative Class Division:
2015	1,190	$9.61 to $12.97	$15,656	5.25%	1.15% to 2.00%	(2.73)% to (3.57)%
2014	1,160	$9.88 to $13.45	$16,015	5.25%	1.15% to 2.00%	(1.20)% to 1.28%
2013	1,048	$13.60 to $13.28	$14,204	5.56%	1.40% to 2.00%	4.37% to 3.75%
2012	1,126	$13.03 to $12.80	$14,597	5.82%	1.25% to 1.85%	12.91% to 12.18%
2011	1,338	$11.54 to $11.41	$15,396	6.67%	1.25% to 1.85%	2.03% to 1.51%

PIMCO Low Duration Advisor Class Division:
2015 (12)	37	$9.89 to $9.84	$361	11.09%	1.15% to 2.00%	(1.10)% to (1.60)%

PIMCO Total Return Administrative Class Division:
2015	2,192	$10.04 to $11.94	$27,067	4.91%	1.15% to 2.00%	(0.69)% to (1.57)%
2014	2,330	$10.11 to $12.13	$29,159	2.19%	1.15% to 2.00%	(0.30)% to 2.19%
2013	2,556	$12.21 to $11.87	$31,116	2.20%	1.40% to 2.00%	(3.17)% to (3.81)%
2012	3,618	$12.61 to $12.34	$45,490	2.48%	1.25% to 1.85%	8.24% to 7.59%
2011	2,292	$11.65 to $11.47	$26,662	2.60%	1.25% to 1.85%	2.28% to 1.68%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Principal Capital Appreciation Class 1 Division:
2015	8,683	$16.68 to $15.37	$116,745	0.32%	0.95% to 2.00%	1.21% to 0.13%
2014	1,161	$16.48 to $15.35	$18,505	3.13%	0.95% to 2.00%	11.35% to 10.19%
2013	1,169	$14.80 to $13.93	$16,817	6.72%	0.95% to 2.00%	31.44% to 30.19%
2012	1,038	$11.26 to $10.70	$11,418	1.13%	0.95% to 1.85%	12.71% to 11.69%
2011	936	$9.99 to $9.58	$9,164	–%	0.95% to 1.85%	(0.79)% to (1.64)%

Principal Capital Appreciation Class 2 Division:
2015	61	$10.40 to $10.36	$632	0.05%	1.15% to 1.40%	0.78% to 0.48%
2014 (10)	19	$10.32 to $10.31	$192	–%	1.15% to 1.40%	(0.29)%

Principal LifeTime Strategic Income Class 1 Division:
2015	1,254	$12.50 to $12.79	$17,075	2.13%	0.95% to 2.00%	(1.88)% to (2.96)%
2014	1,565	$12.74 to $13.18	$21,738	2.51%	0.95% to 2.00%	3.58% to 2.49%
2013	1,813	$12.30 to $12.86	$24,406	2.72%	0.95% to 2.00%	4.15% to 3.21%
2012	1,977	$11.81 to $12.46	$25,654	1.77%	0.95% to 1.85%	8.65% to 7.60%
2011	2,070	$10.87 to $11.58	$24,819	3.13%	0.95% to 1.85%	2.45% to 1.58%

Principal LifeTime 2010 Class 1 Division:
2015	1,925	$13.25 to $13.94	$28,521	2.18%	0.95% to 2.00%	(2.14)% to (3.13)%
2014	2,223	$13.54 to $14.39	$33,743	2.17%	0.95% to 2.00%	3.83% to 2.71%
2013	2,531	$13.04 to $14.01	$36,994	2.38%	0.95% to 2.00%	9.76% to 8.77%
2012	2,851	$11.88 to $12.88	$38,033	1.90%	0.95% to 1.85%	10.82% to 9.71%
2011	3,124	$10.72 to $11.74	$37,726	2.71%	0.95% to 1.85%	0.47% to (0.42)%

Principal LifeTime 2020 Class 1 Division:
2015	7,249	$14.14 to $15.32	$117,718	2.54%	0.95% to 2.00%	(2.01)% to (3.10)%
2014	8,649	$14.43 to $15.81	$143,695	2.31%	0.95% to 2.00%	4.72% to 3.60%
2013	11,078	$13.78 to $15.26	$176,094	2.14%	0.95% to 2.00%	14.93% to 13.88%
2012	12,377	$11.99 to $13.40	$171,673	1.71%	0.95% to 1.85%	13.65% to 12.61%
2011	13,310	$10.55 to $11.90	$163,065	2.49%	0.95% to 1.85%	(1.95)% to (2.86)%

Principal LifeTime 2020 Class 2 Division:
2015 (12)	2	$9.40 to $9.38	$16	6.44%	1.15% to 1.40%	(6.00)% to (6.20)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Principal LifeTime 2030 Class 1 Division:
2015	4,235	$14.22 to $15.41	$68,802	2.56%	0.95% to 2.00%	(2.00)% to (3.02)%
2014	4,403	$14.51 to $15.89	$73,233	2.15%	0.95% to 2.00%	5.07% to 3.99%
2013	4,540	$13.81 to $15.28	$72,233	1.94%	0.95% to 2.00%	17.93% to 16.73%
2012	4,718	$11.71 to $13.09	$63,923	1.60%	0.95% to 1.85%	14.47% to 13.43%
2011	4,956	$10.23 to $11.54	$58,812	1.96%	0.95% to 1.85%	(3.12)% to (3.99)%

Principal LifeTime 2030 Class 2 Division:
2015 (12)	2	$9.34 to $9.33	$16	3.07%	1.15% to 1.40%	(6.69)% to (6.79)%

Principal LifeTime 2040 Class 1 Division:
2015	804	$14.56 to $16.07	$13,719	2.40%	0.95% to 2.00%	(1.82)% to (2.78)%
2014	833	$14.83 to $16.53	$14,504	2.00%	0.95% to 2.00%	5.25% to 4.09%
2013	787	$14.09 to $15.88	$13,053	1.57%	0.95% to 2.00%	21.26% to 20.21%
2012	852	$11.62 to $13.21	$11,702	1.57%	0.95% to 1.85%	15.62% to 14.57%
2011	874	$10.05 to $11.53	$10,412	1.61%	0.95% to 1.85%	(4.10)% to (5.02)%

Principal LifeTime 2040 Class 2 Division:
2015 (12)	–	$9.32 to $9.31	$–	–%	1.15% to 1.40%	(6.89)% to (6.99)%

Principal LifeTime 2050 Class 1 Division:
2015	520	$14.59 to $16.17	$8,937	2.52%	0.95% to 2.00%	(1.62)% to (2.65)%
2014	493	$14.83 to $16.61	$8,618	2.19%	0.95% to 2.00%	5.18% to 4.07%
2013	501	$14.10 to $15.96	$8,354	1.58%	0.95% to 2.00%	22.61% to 21.46%
2012	486	$11.50 to $13.14	$6,618	1.45%	0.95% to 1.85%	16.04% to 14.96%
2011	470	$9.91 to $11.43	$5,533	1.50%	0.95% to 1.85%	(4.89)% to (5.69)%

Principal LifeTime 2050 Class 2 Division:
2015 (12)	3	$9.31 to $9.29	$25	3.71%	1.15% to 1.40%	(7.09)% to (7.29)%

Real Estate Securities Class 1 Division:
2015	1,589	$5.04 to $48.72	$81,337	1.51%	0.46% to 2.00%	3.77% to 2.14%
2014	1,761	$4.86 to $47.70	$87,932	1.59%	0.38% to 2.00%	32.26% to 30.19%
2013	1,880	$3.67 to $36.64	$72,398	1.29%	0.49% to 2.00%	3.66% to 2.15%
2012	2,051	$3.54 to $35.87	$76,907	1.40%	0.48% to 1.85%	16.68% to 15.00%
2011	2,278	$3.04 to $31.19	$73,765	–%	0.66% to 1.85%	8.48% to 6.92%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Real Estate Securities Class 2 Division:
2015	148	$11.71 to $11.67	$1,733	1.89%	1.15% to 1.40%	2.81% to 2.55%
2014 (10)	16	$11.39 to $11.38	$181	–%	1.15% to 1.40%	3.45% to 3.36%

Rydex Basic Materials Division:
2015 (12)	–	$7.71 to $7.70	$–	–%	1.15% to 1.40%	(22.75)% to (22.85)%

Rydex Commodities Strategy Division:
2015	13	$4.63 to $6.40	$77	–%	1.15% to 2.00%	(34.60)% to (35.81)%
2014 (10)	2	$7.08 to $7.07	$11	–%	1.15% to 1.40%	(20.00)% to (20.11)%

Rydex NASDAQ 100 Division:
2015	59	$11.00 to $10.97	$646	–%	1.15% to 1.40%	7.00% to 6.71%
2014 (10)	9	$10.28	$97	–%	1.15% to 1.40%	(1.34)%

SAM Balanced Portfolio Class 1 Division:
2015	44,023	$2.00 to $13.02	$598,643	2.90%	0.42% to 2.00%	(1.23)% to (2.76)%
2014	49,402	$2.02 to $13.39	$687,748	2.66%	0.48% to 2.00%	6.37% to 4.69%
2013	58,685	$1.90 to $12.79	$775,903	2.43%	0.57% to 2.00%	15.50% to 15.54%
2012	61,098	$11.65 to $11.07	$697,358	0.69%	0.95% to 1.85%	11.70% to 10.70%
2011	64,434	$10.43 to $10.00	$660,873	2.77%	0.95% to 1.85%	0.00% to (0.89)%

SAM Balanced Portfolio Class 2 Division:
2015	383	$9.82 to $9.79	$3,759	3.22%	1.15% to 1.40%	(2.19)% to (2.39)%
2014 (10)	63	$10.04 to $10.03	$634	–%	1.15% to 1.40%	(0.69)% to (0.79)%

SAM Conservative Balanced Portfolio Class 1 Division:
2015	11,177	$13.98 to $12.88	$150,875	3.19%	0.95% to 2.00%	(1.69)% to (2.79)%
2014	12,217	$14.22 to $13.25	$168,582	2.97%	0.95% to 2.00%	5.18% to 4.17%
2013	13,493	$13.52 to $12.72	$177,876	2.87%	0.95% to 2.00%	10.46% to 9.37%
2012	13,568	$12.24 to $11.63	$162,474	0.82%	0.95% to 1.85%	10.17% to 9.20%
2011	14,050	$11.11 to $10.65	$153,302	3.19%	0.95% to 1.85%	1.37% to 0.38%

SAM Conservative Balanced Portfolio Class 2 Division:
2015	306	$9.83 to $9.80	$3,002	3.57%	1.15% to 1.40%	(2.09)% to (2.29)%
2014 (10)	55	$10.04 to $10.03	$553	–%	1.15% to 1.40%	(0.50)% to (0.59)%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
SAM Conservative Growth Portfolio Class 1 Division:
2015	7,589	$13.80 to $12.71	$100,958	2.27%	0.95% to 2.00%	(1.99)% to (3.05)%
2014	7,463	$14.08 to $13.11	$101,757	1.82%	0.95% to 2.00%	6.42% to 5.30%
2013	6,963	$13.23 to $12.45	$89,642	1.82%	0.95% to 2.00%	21.94% to 20.76%
2012	6,406	$10.85 to $10.31	$67,909	0.44%	0.95% to 1.85%	13.14% to 12.07%
2011	6,161	$9.59 to $9.20	$57,954	2.01%	0.95% to 1.85%	(1.44)% to (2.23)%

SAM Conservative Growth Portfolio Class 2 Division:
2015	564	$9.80 to $9.77	$5,522	2.62%	1.15% to 1.40%	(2.49)% to (2.79)%
2014 (10)	43	$10.05	$430	–%	1.15% to 1.40%	(0.79)%

SAM Flexible Income Portfolio Class 1 Division:
2015	12,622	$14.00 to $12.90	$170,645	3.57%	0.95% to 2.00%	(2.23)% to (3.23)%
2014	13,335	$14.32 to $13.33	$185,235	3.60%	0.95% to 2.00%	5.06% to 3.90%
2013	13,976	$13.63 to $12.83	$185,636	3.43%	0.95% to 2.00%	6.73% to 5.68%
2012	14,864	$12.77 to $12.14	$185,716	1.13%	0.95% to 1.85%	9.52% to 8.59%
2011	14,070	$11.66 to $11.18	$160,984	3.86%	0.95% to 1.85%	2.46% to 1.54%

SAM Flexible Income Portfolio Class 2 Division:
2015	454	$9.76 to $9.73	$4,421	4.01%	1.15% to 1.40%	(2.69)% to (2.89)%
2014 (10)	42	$10.03 to $10.02	$418	–%	1.15% to 1.40%	(0.50)%

SAM Strategic Growth Portfolio Class 1 Division:
2015	5,064	$13.73 to $12.65	$66,773	2.26%	0.95% to 2.00%	(2.49)% to (3.58)%
2014	4,851	$14.08 to $13.12	$65,972	1.52%	0.95% to 2.00%	7.65% to 6.58%
2013	4,539	$13.08 to $12.31	$57,654	1.43%	0.95% to 2.00%	26.25% to 24.97%
2012	4,171	$10.36 to $9.85	$42,188	0.24%	0.95% to 1.85%	14.35% to 13.48%
2011	4,626	$9.06 to $8.68	$41,082	1.50%	0.95% to 1.85%	(2.79)% to (3.77)%

SAM Strategic Growth Portfolio Class 2 Division:
2015	169	$9.79 to $9.76	$1,650	2.36%	1.15% to 1.40%	(2.97)% to (3.17)%
2014 (10)	62	$10.09 to $10.08	$624	–%	1.15% to 1.40%	(0.69)% to (0.79)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Short-Term Income Class 1 Division:
2015	9,431	$11.89 to $11.04	$108,512	2.61%	0.85% to 2.00%	(0.17)% to (1.25)%
2014	11,376	$11.91 to $11.18	$131,612	1.68%	0.85% to 2.00%	0.85% to (0.27)%
2013	13,303	$11.81 to $11.21	$153,216	1.87%	0.85% to 2.00%	0.34% to (0.80)%
2012	14,402	$11.77 to $11.30	$166,187	2.09%	0.85% to 1.85%	4.07% to 3.10%
2011	14,110	$11.31 to $10.96	$157,122	0.15%	0.85% to 1.85%	0.53% to (0.54)%

Short-Term Income Class 2 Division:
2015	78	$9.95 to $9.92	$775	3.33%	1.15% to 1.40%	(0.60)% to (0.80)%
2014 (10)	9	$10.01 to $10.00	$94	–%	1.15% to 1.40%	(0.10)%

SmallCap Blend Class 1 Division:
2015	5,906	$2.16 to $18.62	$116,459	0.08%	0.55% to 2.00%	(0.50)% to (2.10)%
2014	1,636	$2.17 to $19.02	$33,528	0.35%	0.45% to 2.00%	4.45% to 2.81%
2013	1,736	$2.08 to $18.50	$34,644	0.33%	0.38% to 2.00%	47.19% to 21.95%
2012	1,931	$1.41 to $12.76	$26,674	–%	0.32% to 1.85%	14.22% to 12.62%
2011	2,287	$1.24 to $11.33	$27,780	0.35%	0.34% to 1.85%	(1.89)% to (3.25)%

SmallCap Blend Class 2 Division:
2015 (11)	86	$9.14 to $9.12	$785	0.09%	1.15% to 1.40%	(7.21)% to (7.41)%

T. Rowe Price Blue Chip Growth Portfolio II Division:
2015	715	$23.96 to $22.38	$16,984	–%	1.40% to 2.00%	9.26% to 8.59%
2014	581	$21.93 to $20.61	$12,613	–%	1.40% to 2.00%	7.34% to 6.73%
2013	566	$20.43 to $19.31	$11,456	–%	1.40% to 2.00%	38.98% to 38.13%
2012	567	$14.70 to $13.98	$8,278	–%	1.25% to 1.85%	16.48% to 15.73%
2011	562	$12.62 to $12.08	$7,052	–%	1.25% to 1.85%	0.08% to (0.49)%

T. Rowe Price Health Sciences Portfolio II Division:
2015	725	$49.19 to $45.95	$35,403	–%	1.40% to 2.00%	10.89% to 10.24%
2014	686	$44.36 to $41.68	$30,107	–%	1.40% to 2.00%	29.40% to 28.64%
2013	631	$34.28 to $32.40	$21,393	–%	1.40% to 2.00%	48.59% to 47.68%
2012	515	$23.07 to $21.94	$11,743	–%	1.25% to 1.85%	29.32% to 28.53%
2011	439	$17.84 to $17.07	$7,738	–%	1.25% to 1.85%	9.05% to 8.38%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Templeton Global Bond VIP Class 4 Division:
2015	116	$9.22 to $9.34	$1,072	6.23%	1.15% to 2.00%	(5.44)% to (6.60)%
2014 (10)	7	$9.75 to $9.74	$68	–%	1.15% to 1.40%	(2.30)% to (2.31)%

Templeton Growth VIP Class 2 Division:
2015	44	$19.60	$869	2.66%	0.85%	(7.28)%
2014	45	$21.14	$960	1.34%	0.85%	(3.65)%
2013	49	$21.94	$1,071	2.65%	0.85%	29.82%
2012	61	$16.90	$1,032	2.23%	0.85%	20.28%
2011	69	$14.05	$964	1.35%	0.85%	(7.75)%

The Merger Fund Division:
2015 (12)	–	$9.65 to $9.64	$–	–%	1.15% to 1.40%	(3.50)% to (3.60)%

Van Eck Global Hard Assets Class S Division:
2015	665	$5.00 to $7.64	$5,127	0.03%	1.15% to 2.00%	(34.30)% to (34.92)%
2014	591	$7.61 to $11.74	$7,087	–%	1.15% to 2.00%	(13.82)% to (20.94)%
2013	584	$15.27 to $14.85	$8,885	0.49%	1.30% to 2.00%	8.92% to 8.24%
2012	565	$14.02 to $13.72	$7,902	0.68%	1.25% to 1.85%	1.82% to 1.18%
2011	559	$13.77 to $13.56	$7,688	0.73%	1.25% to 1.85%	(17.74)% to (18.21)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists then a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, April 27, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(5)	Commencement of operations, May 21, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(6)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the period ended December 31, 2013.
(7)	Commencement of operations, December 2, 2013. Investment income ratios have been annualized for the period December 31, 2013.
(8)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the period December 31, 2014.
(9)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the period December 31, 2014.
(10)	Commencement of operations, November 10, 2014. Investment income ratios have been annualized for the period December 31, 2014.
(11)	Commencement of operations, April 17, 2015. Investment income ratios have been annualized for the period December 31, 2015.
(12)	Commencement of operations, May 18, 2015. Investment income ratios have been annualized for the period December 31, 2015.
(13)	Represented the operations of DWS Alternative Asset Allocation Class B Division until May 18, 2015.
(14)	Represented the operations of DWS Equity 500 Index Class B2 Division until May 18, 2015.
(15)	Represented the operations of DWS Small Mid Cap Value Class B Division until May 18, 2015.

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding unit values and total return.

Division	2015 Unit Value ($)	2015 Total Return (%)
American Century VP Inflation Protection Class II Division	9.55 and 12.61	(3.31)
American Century VP Value Class II Division	9.59 and 20.14	–
American Funds Insurance Series New World Fund Class 2 Division	8.61 and 8.93	–
Balanced Class 1 Division	3.15 and 28.26	–
Bond & Mortgage Securities Class 1 Division	2.68, 21.34, 23.31 and 23.37	–
Deutsche Small Mid Cap Value Class B Division	9.72,11.22, 11.38 and 11.40	–
Diversified Balanced Managed Volatility Class 2 Division	9.63, 9.66, 10.02 and 10.47	(3.60) and (3.30)
Diversified Growth Managed Volatility Class 2 Division	9.56, 9.60, 10.00 and 10.54	(4.50) and (4.10)
Diversified International Class 1 Division	3.03, 24.40, 26.65 and 26.72	–
Equity Income Class 1 Division	13.45, 14.16 and 14.20	–
Fidelity VIP Contrafund Service Class 2 Division	10.06 and 22.65	–
Fidelity VIP Mid Cap Service Class 2 Division	9.75 and 25.16	–
Fidelity VIP Overseas Service Class 2 Division	9.03, 9.07, 9.60 and 16.38	(9.43) and (9.03)
Government & High Quality Bond Class 1 Division	2.66, 11.54, 12.02, 12.05, 12.32 and 12.41	–
International Emerging Markets Class 1 Division	24.73, 27.01 and 27.08	–
LargeCap Growth Class 1 Division	3.31, 27.69, 30.25 and 30.32	–
LargeCap Growth I Class 1 Division	53.28, 58.20 and 58.34	–
LargeCap S&P 500 Index Class 1 Division	14.68, 16.03, 16.07, 17.20 and 17.33	–
LargeCap Value Class 1 Division	4.95, 35.52, 38.80, 38.89 and 60.35	(1.57)
MFS VIT New Discovery Service Class Division	9.13, 10.28, 10.42 and 10.44	(9.69), (4.01), (3.52) and (3.42)
MFS VIT Utilities Service Class Division	8.23 and 19.00	–
MidCap Class 1 Division	9.14, 74.80, 81.70 and 81.89	–
Money Market Class 1 Division	1.58, 12.12, 13.23 and 13.27	–
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division	9.18 and 9.59	(8.93) and (4.39)
PIMCO High Yield Administrative Class Division	9.58 and 13.44	–
PIMCO Total Return Administrative Class Division	10.00 and 12.43	–

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2015 Unit Value ($)	2015 Total Return (%)
Principal Capital Appreciation Class 1 Division	9.73 and 9.77	(1.72) and (1.31)
Principal LifeTime Strategic Income Class 1 Division	12.82, 13.69 and 13.73	–
Principal LifeTime 2010 Class 1 Division	13.97, 14.92 and 14.96	–
Principal LifeTime 2020 Class 1 Division	15.36, 16.40 and 16.44	–
Principal LifeTime 2030 Class 1 Division	15.45, 16.50 and 16.54	–
Principal LifeTime 2040 Class 1 Division	16.10, 17.20 and 17.24	–
Principal LifeTime 2050 Class 1 Division	16.21, 17.31 and 17.35	–
Real Estate Securities Class 1 Division	48.84, 53.34 and 53.47	–
Rydex Commodities Strategy Division	4.62, 6.41 and 6.43	–
SAM Balanced Portfolio Class 1 Division	13.05, 13.71, 13.75 and 14.13	–
SmallCap Blend Class 1 Division	18.67, 20.39, 20.44 and 26.76	–
Templeton Global Bond VIP Class 4 Division	9.19, 9.35, 9.37 and 9.38	–
Van Eck Global Hard Assets Service Class Division	4.98, 7.65, 7.95 and 7.97	–

Division	2014 Unit Value ($)	2014 Total Return (%)
American Century VP Inflation Protection Class II Division	9.93 and 13.11	(1.10) and 1.86
American Century VP Value Class II Division	10.14 and 21.26	11.48
Balanced Class 1 Division	3.16 and 28.15	–
Bond & Mortgage Securities Class 1 Division	2.71, 21.86, 23.76 and 23.79	–
Diversified Balanced Managed Volatility Class 2 Division	10.62	5.46
Diversified Growth Managed Volatility Class 2 Division	10.68	5.53
Diversified International Class 1 Division	3.06, 24.96, 27.13 and 27.16	–
DWS Small Mid Cap Value Class B Division	10.08, 11.70, 11.80 and 11.81	3.08 and 3.69
Equity Income Class 1 Division	14.27, 14.95 and 14.97	–
Fidelity VIP Contrafund Service Class 2 Division	10.16 and 22.88	10.11
Fidelity VIP Mid Cap Service Class 2 Division	10.05 and 25.94	4.60
Fidelity VIP Overseas Service Class 2 Division	16.08	–

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2014 Unit Value ($)	2014 Total Return (%)
Government & High Quality Bond Class 1 Division	2.65, 11.67, 12.09, 12.11, 12.34 and 12.42	–
International Emerging Markets Class 1 Division	29.24, 31.78 and 31.82	–
LargeCap Growth Class 1 Division	3.17, 26.88, 29.22 and 29.26	–
LargeCap Growth I Class 1 Division	50.39, 54.76 and 54.84	–
LargeCap S&P 500 Index Class 1 Division	14.79, 16.07, 16.10, 17.15 and 17.30	–
LargeCap Value Class 1 Division	5.03, 5.29, 9.73, 11.67, 15.70 and 17.16	10.70
MFS VIT Utilities Service Class Division	22.60	10.89
MidCap Class 1 Division	9.05, 75.00, 81.51 and 81.62	–
Money Market Class 1 Division	12.35, 13.42 and 13.44	(1.91), (1.49), (1.40), (1.32), (0.92), (0.86), (0.64) and (0.42)
PIMCO High Yield Administrative Class Division	13.86	1.91
PIMCO Total Return Administrative Class Division	12.55	2.78
Principal LifeTime Strategic Income Class 1 Division	13.20, 14.02 and 14.04	–
Principal LifeTime 2010 Class 1 Division	14.41, 15.31 and 15.33	–
Principal LifeTime 2020 Class 1 Division	15.84, 16.82 and 16.85	–
Principal LifeTime 2030 Class 1 Division	15.91, 16.91 and 16.93	–
Principal LifeTime 2040 Class 1 Division	16.55, 17.59 and 17.61	–
Principal LifeTime 2050 Class 1 Division	16.63, 17.67 and 17.70	–
Real Estate Securities Class 1 Division	47.76, 51.91 and 51.98	–
SAM Balanced Portfolio Class 1 Division	13.41, 14.02, 14.04 and 14.38	–
SAM Strategic Growth Portfolio Class 1 Division	–	6.57
SmallCap Blend Class 1 Division	19.05, 20.70, 20.73 and 27.02	–
SmallCap Growth II Class 1 Division	16.16, 16.32, 16.68, 17.56 and 17.59	–
SmallCap Value I Class 1 Division	34.27, 37.24 and 37.30	–
Division	2014 Unit Value ($)	2014 Total Return (%)
Van Eck Global Hard Assets Service Class Division	11.75, 12.14 and 12.16	(13.72)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2013 Unit Value ($)	2013 Total Return (%)
Balanced Class 1 Division	2.92 and 26.55	–
Bond & Mortgage Securities Class 1 Division	2.59, 21.17, 22.89 and 22.90	–
Diversified International Class 1 Division	3.18, 26.28, 28.42 and 28.43	–
Equity Income Class 1 Division	13.44 and 13.45	–
Franklin Small Cap Value Securities Class 2 Division	–	17.18 and 34.47
Goldman Sachs VIT Mid Cap Value Service Class I Division	–	10.09 and 31.14
Goldman Sachs VIT Structured Small Cap Equity Service Class I Division	–	13.75 and 33.92
Government & High Quality Bond Class 1 Division	11.67, 11.86, 11.92 and 2.54	–
International Emerging Markets Class 1 Division	30.96, 33.48 and 33.50	–
LargeCap Growth Class 1 Division	2.87, 24.66, 26.67 and 26.68	–
LargeCap Growth I Class 1 Division	47.28, 51.13 and 51.15	–
LargeCap S&P 500 Index Class 1 Division	13.31, 14.39, 15.27 and 15.42	–
LargeCap Value Class 1 Division	4.56, 33.55, 36.29, 36.30 and 55.42	–
MidCap Class 1 Division	8.06, 67.65, 73.16 and 73.19	–
Money Market Class 1 Division	1.60, 1.68, 2.16, 12.59, 13.61 and 13.62	–
Principal LifeTime Strategic Income Class 1 Division	13.60	–
Principal LifeTime 2010 Class 1 Division	14.81 and 14.82	–
Principal LifeTime 2020 Class 1 Division	16.14	–
Principal LifeTime 2030 Class 1 Division	15.29, 16.16 and 16.17	–
Principal LifeTime 2040 Class 1 Division	15.89, 16.79 and 16.80	–
Principal LifeTime 2050 Class 1 Division	16.88	–
Real Estate Securities Class 1 Division	36.65, 39.63 and 39.65	–
SAM Balanced Portfolio Class 1 Division	13.31, 13.32 and 13.59	16.14, 16.23 and 16.65
SmallCap Blend Class 1 Division	18.51, 20.01, 20.02 and 25.98	–

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

Division	2015 Unit Value ($)	2015 Total Return (%)
Diversified Balanced Managed Volatility Class 2 Division	9.63, 9.66, 10.02 and 10.47	(3.60) and (3.30)
Diversified Growth Managed Volatility Class 2 Division	9.56, 9.60, 10.00 and 10.54	(4.50) and (4.10)
Diversified International Class 1 Division	3.03, 24.40, 26.65 and 26.72	–
Equity Income Class 1 Division	13.45, 14.16 and 14.20	–
Fidelity VIP Contrafund Service Class 2 Division	10.06 and 22.65	–
Fidelity VIP Mid Cap Service Class 2 Division	9.75 and 25.16	–
Fidelity VIP Overseas Service Class 2 Division	9.03, 9.07, 9.60 and 16.38	(9.43) and (9.03)
Government & High Quality Bond Class 1 Division	2.66, 11.54, 12.02, 12.05, 12.32 and 12.41	–
International Emerging Markets Class 1 Division	24.73, 27.01 and 27.08	–
LargeCap Growth Class 1 Division	3.31, 27.69, 30.25 and 30.32	–
LargeCap Growth I Class 1 Division	53.28, 58.20 and 58.34	–
LargeCap S&P 500 Index Class 1 Division	14.68, 16.03, 16.07, 17.20 and 17.33	–
LargeCap Value Class 1 Division	4.95, 35.52, 38.80 and 38.89	(1.57)
MFS VIT New Discovery Service Class Division	9.13, 10.28, 10.42 and 10.44	(9.69), (4.01), (3.52) and (3.42)
MFS VIT Utilities Service Class Division	8.23 and 19.00	–
MidCap Class 1 Division	9.14, 74.80, 81.70 and 81.89	–
Money Market Class 1 Division	1.58, 12.12, 13.23 and 13.27	–
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division	9.18 and 9.59	(8.93) and (4.39)
PIMCO High Yield Administrative Class Division	9.58 and 13.44	–
PIMCO Total Return Administrative Class Division	10.00 and 12.43	–
Division	2015 Unit Value ($)	2015 Total Return (%)
Principal Capital Appreciation Class 1 Division	9.73 and 9.77	(1.72) and (1.31)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2015 Unit Value ($)	2015 Total Return (%)
Principal LifeTime Strategic Income Class 1 Division	12.82, 13.69 and 13.73	–
Principal LifeTime 2010 Class 1 Division	13.97, 14.92 and 14.96	–
Principal LifeTime 2020 Class 1 Division	15.36, 16.40 and 16.44	–
Principal LifeTime 2030 Class 1 Division	15.45, 16.50 and 16.54	–
Principal LifeTime 2040 Class 1 Division	16.10, 17.20 and 17.24	–
Principal LifeTime 2050 Class 1 Division	16.21, 17.31 and 17.35	–
Real Estate Securities Class 1 Division	48.84, 53.34 and 53.47	–
Rydex Commodities Strategy Division	4.62, 6.41 and 6.43	–
SAM Balanced Portfolio Class 1 Division	13.05, 13.71, 13.75 and 14.13	–
SmallCap Blend Class 1 Division	18.67, 20.39, 20.44 and 26.76	–
Templeton Global Bond VIP Class 4 Division	9.19, 9.35, 9.37 and 9.38	–
Van Eck Global Hard Assets Service Class Division	4.98, 7.65, 7.95 and 7.97	–

Division	2014 Unit Value ($)	2014 Total Return (%)
American Century VP Inflation Protection Class II Division	9.93 and 13.11	(1.10) and 1.86
American Century VP Value Class II Division	10.14 and 21.26	11.48
Balanced Class 1 Division	3.16 and 28.15	–
Bond & Mortgage Securities Class 1 Division	2.71, 21.86, 23.76 and 23.79	–
Diversified Balanced Managed Volatility Class 2 Division	10.62	5.46
Diversified Growth Managed Volatility Class 2 Division	10.68	5.53
Diversified International Class 1 Division	3.06, 24.96, 27.13 and 27.16	–
DWS Small Mid Cap Value Class B Division	10.08, 11.70, 11.80 and 11.81	3.08 and 3.69
Equity Income Class 1 Division	14.27, 14.95 and 14.97	–
Fidelity VIP Contrafund Service Class 2 Division	10.16 and 22.88	10.11
Fidelity VIP Mid Cap Service Class 2 Division	10.05 and 25.94	4.60
Fidelity VIP Overseas Service Class 2 Division	16.08	–

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2014 Unit Value ($)	2014 Total Return (%)
Government & High Quality Bond Class 1 Division	2.65, 11.67, 12.09, 12.11, 12.34 and 12.42	–
International Emerging Markets Class 1 Division	29.24, 31.78 and 31.82	–
LargeCap Growth Class 1 Division	3.17, 26.88, 29.22 and 29.26	–
LargeCap Growth I Class 1 Division	50.39, 54.76 and 54.84	–
LargeCap S&P 500 Index Class 1 Division	14.79, 16.07, 16.10, 17.15 and 17.30	–
LargeCap Value Class 1 Division	5.03, 5.29, 9.73, 11.67, 15.70 and 17.16	10.70
MFS VIT Utilities Service Class Division	22.60	10.89
MidCap Class 1 Division	9.05, 75.00, 81.51 and 81.62	–
Money Market Class 1 Division	12.35, 13.42 and 13.44	(1.91), (1.49), (1.40), (1.32), (0.92), (0.86), (0.64) and (0.42)
PIMCO High Yield Administrative Class Division	13.86	1.91
PIMCO Total Return Administrative Class Division	12.55	2.78
Principal LifeTime Strategic Income Class 1 Division	13.20, 14.02 and 14.04	–
Principal LifeTime 2010 Class 1 Division	14.41, 15.31 and 15.33	–
Principal LifeTime 2020 Class 1 Division	15.84, 16.82 and 16.85	–
Principal LifeTime 2030 Class 1 Division	15.91, 16.91 and 16.93	–
Principal LifeTime 2040 Class 1 Division	16.55, 17.59 and 17.61	–
Principal LifeTime 2050 Class 1 Division	16.63, 17.67 and 17.70	–
Real Estate Securities Class 1 Division	47.76, 51.91 and 51.98	–
SAM Balanced Portfolio Class 1 Division	13.41, 14.02, 14.04 and 14.38	–
SAM Strategic Growth Portfolio Class 1 Division	–	6.57
SmallCap Blend Class 1 Division	19.05, 20.70, 20.73 and 27.02	–
SmallCap Growth II Class 1 Division	16.16, 16.32, 16.68, 17.56 and 17.59	–
SmallCap Value I Class 1 Division	34.27, 37.24 and 37.30	–
Division	2014 Unit Value ($)	2014 Total Return (%)
Van Eck Global Hard Assets Service Class Division	11.75, 12.14 and 12.16	(13.72)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2013 Unit Value ($)	2013 Total Return (%)
Balanced Class 1 Division	2.92 and 26.55	–
Bond & Mortgage Securities Class 1 Division	2.59, 21.17, 22.89 and 22.90	–
Diversified International Class 1 Division	3.18, 26.28, 28.42 and 28.43	–
Equity Income Class 1 Division	13.44 and 13.45	–
Franklin Small Cap Value Securities Class 2 Division	–	17.18 and 34.47
Goldman Sachs VIT Mid Cap Value Service Class I Division	–	10.09 and 31.14
Goldman Sachs VIT Structured Small Cap Equity Service Class I Division	–	13.75 and 33.92
Government & High Quality Bond Class 1 Division	11.67, 11.86, 11.92 and 2.54	–
International Emerging Markets Class 1 Division	30.96, 33.48 and 33.50	–
LargeCap Growth Class 1 Division	2.87, 24.66, 26.67 and 26.68	–
LargeCap Growth I Class 1 Division	47.28, 51.13 and 51.15	–
LargeCap S&P 500 Index Class 1 Division	13.31, 14.39, 15.27 and 15.42	–
LargeCap Value Class 1 Division	4.56, 33.55, 36.29, 36.30 and 55.42	–
MidCap Class 1 Division	8.06, 67.65, 73.16 and 73.19	–
Money Market Class 1 Division	1.60, 1.68, 2.16, 12.59, 13.61 and 13.62	–
Principal LifeTime Strategic Income Class 1 Division	13.60	–
Principal LifeTime 2010 Class 1 Division	14.81 and 14.82	–
Principal LifeTime 2020 Class 1 Division	16.14	–
Principal LifeTime 2030 Class 1 Division	15.29, 16.16 and 16.17	–
Principal LifeTime 2040 Class 1 Division	15.89, 16.79 and 16.80	–
Principal LifeTime 2050 Class 1 Division	16.88	–
Real Estate Securities Class 1 Division	36.65, 39.63 and 39.65	–
SAM Balanced Portfolio Class 1 Division	13.31, 13.32 and 13.59	16.14, 16.23 and 16.65
SmallCap Blend Class 1 Division	18.51, 20.01, 20.02 and 25.98	–

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

Division	2013 Unit Value ($)	2013 Total Return (%)
SmallCap Growth II Class 1 Division	15.43, 15.78, 16.68 and 16.69	–
SmallCap Value I Class 1 Division	32.59, 35.24 and 35.26	–

Division	2012 Unit Value ($)	2012 Total Return (%)
Asset Allocation Class 1 Division	28.28	–
Balanced Class 1 Division	22.50	12.58
Bond & Mortgage Securities Class 1 Division	23.40	7.09
Diversified International Class 1 Division	24.24	17.94
Equity Income Class 1 Division	10.70	–
Government & High Quality Bond Class 1 Division	11.94, 12.09 and 12.14	3.48
International Emerging Markets Class 1 Division	35.58	–
LargeCap Growth Class 1 Division	20.18	16.36
LargeCap Growth I Class 1 Division	38.05	–
LargeCap S&P 500 Index Class 1 Division	11.04, 11.66 and 11.79	–
LargeCap Value Class 1 Division	28.10 and 42.56	18.01 and 18.08
MidCap Blend Class 1 Division	55.35	18.94
Money Market Class 1 Division	13.79	(1.22), (1.00), (0.94), (0.82), (0.64) and (0.42)
Principal LifeTime Strategic Income Class 1 Division	13.10	–
Principal LifeTime 2010 Class 1 Division	13.54	–
Principal LifeTime 2020 Class 1 Division	14.09	–
Principal LifeTime 2030 Class 1 Division	13.76	–
Principal LifeTime 2040 Class 1 Division	13.89	–
Principal LifeTime 2050 Class 1 Division	13.81	–
Real Estate Securities Class 1 Division	38.58	–
Short-Term Income Class 1 Division	–	4.08
SmallCap Blend Class 1 Division	13.72 and 17.72	–
SmallCap Growth II Class 1 Division	10.80 and 11.46	–
SmallCap Value I Class 1 Division	25.55	–

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2011 Unit Value ($)	2011 Total Return (%)
Asset Allocation Class 1 Division	25.22	–
Balanced Class 1 Division	2.19 and 20.16	–
Bond & Mortgage Securities Class 1 Division	2.46 and 22.03	–
Diversified Balanced Class 2 Division	–	2.39
Diversified Growth Class 2 Division	–	1.00
Diversified International Class 1 Division	2.30 and 20.73	–
Division	2011 Unit Value ($)	2011 Total Return (%)
Equity Income Class 1 Division	9.59	–
Government & High Quality Bond Class 1 Division	2.50, 11.64, 11.75 and 11.79	–
International Emerging Markets Class 1 Division	29.83	–
LargeCap Growth Class 1 Division	1.86 and 17.49	–
LargeCap Growth I Class 1 Division	33.11	–
LargeCap S&P 500 Index Class 1 Division	9.68, 10.18 and 10.30	–
LargeCap Value Class 1 Division	2.97, 3.10, 5.90, 6.97, 9.37 and 10.21	0.75
MidCap Blend Class 1 Division	5.11 and 46.92	–
Money Market Class 1 Division	1.62, 1.70, 2.23 and 13.96	(0.89), (0.78), (0.64) and (0.42)
Principal LifeTime Strategic Income Class 1 Division	12.10	–
Principal LifeTime 2010 Class 1 Division	12.27	–
Principal LifeTime 2020 Class 1 Division	12.43	–
Principal LifeTime 2030 Class 1 Division	12.06	–
Principal LifeTime 2040 Class 1 Division	12.05	–
Principal LifeTime 2050 Class 1 Division	11.95	–
Real Estate Securities Class 1 Division	33.34	–
SmallCap Blend Class 1 Division	12.11 and 15.58	–
SmallCap Growth II Class 1 Division	9.38 and 9.98	–
SmallCap Value I Class 1 Division	21.25	–
7. Subsequent Events

The account has performed an evaluation of subsequent events through April 29, 2016, and has determined that no items required recognition or disclosure.

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Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
Principal Life Insurance Company
We have audited the consolidated financial statements of Principal Life Insurance Company (the Company) as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and have issued our report thereon dated March 11, 2016 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(3) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/Ernst & Young LLP

Des Moines, Iowa
March 11, 2016

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2015	December 31, 2014
	(in millions)
Assets
Fixed maturities, available-for-sale (2015 and 2014 include $257.4 million and $278.2 million related to
consolidated variable interest entities)	$46,463.4	$46,549.4
Fixed maturities, trading (2015 and 2014 both include $100.4 million related to consolidated variable
interest entities)	538.8	400.3
Equity securities, available-for-sale	101.8	108.9
Equity securities, trading	204.4	191.6
Mortgage loans	11,791.0	11,164.4
Real estate (2015 and 2014 include $354.5 million and $284.9 million related to consolidated variable
interest entities)	1,447.2	1,340.4
Policy loans	786.3	799.0
Other investments (2015 and 2014 include $29.5 million and $40.6 million related to consolidated variable
interest entities and $53.4 million and $127.2 million measured at fair value under the fair value option)	1,378.0	1,428.4
Total investments	62,710.9	61,982.4
Cash and cash equivalents	1,905.5	1,274.0
Accrued investment income	521.8	497.3
Premiums due and other receivables	1,496.2	1,134.7
Deferred acquisition costs	3,057.3	2,754.6
Property and equipment	590.6	544.8
Goodwill	227.5	295.8
Other intangibles	127.7	144.3
Separate account assets	94,762.8	94,328.4
Other assets	893.3	958.5
Total assets	$166,293.6	$163,914.8
Liabilities
Contractholder funds	$33,151.6	$33,428.3
Future policy benefits and claims	21,838.3	19,691.6
Other policyholder funds	719.5	744.2
Short-term debt	108.8	154.5
Long-term debt (2015 and 2014 include $42.8 million and $82.3 million related to consolidated variable
interest entities)	42.8	82.3
Income taxes currently payable	4.4	5.3
Deferred income taxes	892.8	1,082.8
Separate account liabilities	94,762.8	94,328.4
Other liabilities (2015 and 2014 include $345.9 million and $344.0 million related to consolidated variable interest entities, of which $68.1 million and $71.0 million are measured at fair value under the fair
value option)	6,518.4	6,151.7
Total liabilities	158,039.4	155,669.1

Redeemable noncontrolling interest	—	21.1

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	5,334.4	5,275.0
Retained earnings	2,232.6	1,817.2
Accumulated other comprehensive income	641.3	1,086.7
Total stockholder's equity attributable to Principal Life Insurance Company	8,210.8	8,181.4
Noncontrolling interest	43.4	43.2
Total stockholder's equity	8,254.2	8,224.6
Total liabilities and stockholder's equity	$166,293.6	$163,914.8

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2,015	2,014	2,013
	(in millions)
Revenues
Premiums and other considerations	$5,057.4	$3,497.2	$2,862.4
Fees and other revenues	2,537.3	2,392.7	2,234.6
Net investment income	2,552.0	2,663.5	2,681.5
Net realized capital gains (losses), excluding impairment losses on
available-for-sale securities	4.0	136.4	(99.5)
Net other-than-temporary impairment (losses) recoveries on available-
for-sale securities	(0.8)	28.5	(89.8)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from other comprehensive
income	(29.2)	(102.2)	(22)
Net impairment losses on available-for-sale securities	(30)	(73.7)	(111.8)
Net realized capital gains (losses)	(26)	62.7	(211.3)
Total revenues	10,120.7	8,616.1	7,567.2
Expenses
Benefits, claims and settlement expenses	6,135.1	4,610.0	4,114.5
Dividends to policyholders	163.5	177.4	189.0
Operating expenses	2,598.8	2,603.2	2,376.3
Total expenses	8,897.4	7,390.6	6,679.8
Income before income taxes	1,223.3	1,225.5	887.4
Income taxes	281.9	243.0	173.2
Net income	941.4	982.5	714.2
Net income attributable to noncontrolling interest	10.8	30.0	17.6
Net income attributable to Principal Life Insurance Company	$930.6	$952.5	$696.6

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2,015	2,014	2,013
	(in millions)
Net income	$941.4	$982.5	$714.2
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(447.7)	261.2	(477.7)
Noncredit component of impairment losses on fixed maturities, available-for-sale	18.8	61.9	5.1
Net unrealized gains (losses) on derivative instruments	14.3	56.6	(6.5)
Foreign currency translation adjustment	(0.1)	(3.7)	—
Net unrecognized postretirement benefit obligation	(30.8)	(8)	332.6
Other comprehensive income (loss)	(445.5)	368.0	(146.5)
Comprehensive income	495.9	1,350.5	567.7
Comprehensive income attributable to noncontrolling interest	10.7	28.7	18.0
Comprehensive income attributable to Principal Life Insurance Company	$485.2	$1,321.8	$549.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances at January 1, 2013	$2.5	$5,747.6	$1,167.7	$642.6	$16.9	$7,577.3
Capital distribution to parent	—	(163.8)	—	—	—	(163.8)
Stock-based compensation and
additional related tax benefits	—	47.4	(2.9)	—	—	44.5
Dividends to parent	—	—	(80.0)	—	—	(80.0)
Distributions to noncontrolling interest	—	—	—	—	(2.0)	(2.0)
Contributions from noncontrolling
interest	—	—	—	—	2.5	2.5
Sale of subsidiary shares to noncontrolling interest	—	11.5	—	—	20.3	31.8
Adjustments to redemption amount of redeemable
noncontrolling interest	—	(137.7)	(43.3)	—	(3.5)	(184.5)
Net income (excludes $13.6 million attributable to
redeemable noncontrolling interest)	—	—	696.6	—	4.0	700.6
Other comprehensive loss (excludes $0.4 million
attributable to redeemable noncontrolling interest)	—	—	—	(146.9)	—	(146.9)
Balances at December 31, 2013	2.5	5,505.0	1,738.1	495.7	38.2	7,779.5
Capital distribution to parent	—	(17.7)	—	—	—	(17.7)
Stock-based compensation and additional related
tax benefits	—	50.3	(3.7)	—	—	46.6
Dividends to parent	—	—	(850.0)	—	—	(850.0)
Distributions to noncontrolling interest	—	—	—	—	(22.7)	(22.7)
Contributions from noncontrolling interest	—	—	—	—	7.4	7.4
Adjustments to redemption amount of redeemable
noncontrolling interest	—	(14.9)	(19.7)	—	—	(34.6)
Pension plan transfer due to change in sponsorship	—	(247.7)	—	221.7	—	(26.0)
Net income (excludes $9.7 million attributable to
redeemable noncontrolling interest)	—	—	952.5	—	20.3	972.8
Other comprehensive income (excludes $(1.3) million
attributable to redeemable noncontrolling interest)	—	—	—	369.3	—	369.3
Balances at December 31, 2014	2.5	5,275.0	1,817.2	1,086.7	43.2	8,224.6
Capital distribution to parent	—	(25.5)	—	—	—	(25.5)
Stock-based compensation and additional related
tax benefits	—	57.0	(3.9)	—	0.1	53.2
Transfer to affiliate	—	44.4	(8.2)	—	—	36.2
Dividends to parent	—	—	(503.1)	—	—	(503.1)
Distributions to noncontrolling interest	—	—	—	—	(14.1)	(14.1)
Contributions from noncontrolling interest	—	—	—	—	7.7	7.7
Purchase of subsidiary shares from noncontrolling
interest	—	(16.5)	—	—	(3.5)	(20.0)
Net income (excludes $0.8 million attributable to
redeemable noncontrolling interest)	—	—	930.6	—	10.0	940.6
Other comprehensive loss (excludes $(0.1) million
attributable to redeemable noncontrolling interest)	—	—	—	(445.4)	—	(445.4)
Balances at December 31, 2015	$2.5	$5,334.4	$2,232.6	$641.3	$43.4	$8,254.2

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows
	For the year ended December 31,
	2015	2014	2013
	(in millions)
Operating activities
Net income	$941.4	$982.5	$714.2
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs	251.7	348.5	170.6
Additions to deferred acquisition costs	(356.5)	(347.4)	(393.0)
Accrued investment income	(24.5)	25.9	52.8
Net cash flows for trading securities	(166.3)	14.4	18.5
Premiums due and other receivables	(202.6)	34.5	(152.7)
Contractholder and policyholder liabilities and dividends	2,924.9	1,488.2	1,296.8
Current and deferred income taxes	100.2	239.3	187.6
Net realized capital (gains) losses	26.0	(62.7)	211.3
Depreciation and amortization expense	110.3	107.1	96.8
Mortgage loans held for sale, sold or repaid, net of gain	—	43.3	0.2
Real estate acquired through operating activities	(43.9)	(49.4)	(107.2)
Real estate sold through operating activities	51.9	158.0	20.1
Stock-based compensation	53.4	47.5	45.1
Other	640.2	172.3	324.1
Net adjustments	3,364.8	2,219.5	1,771.0
Net cash provided by operating activities	4,306.2	3,202.0	2,485.2
Investing activities
Available-for-sale securities:
Purchases	(9,314.6)	(8,598.2)	(8,554.0)
Sales	1,069.5	2,100.1	1,521.4
Maturities	6,475.9	6,047.1	7,142.4
Mortgage loans acquired or originated	(2,177.2)	(2,081.6)	(2,049.5)
Mortgage loans sold or repaid	1,532.7	1,671.6	1,989.0
Real estate acquired	(322.0)	(281.7)	(85.6)
Net purchases of property and equipment	(128.7)	(117.9)	(51.2)
Net change in other investments	203.8	266.2	213.0
Net cash provided by (used in) investing activities	(2,660.6)	(994.4)	125.5
Financing activities
Proceeds from financing element derivatives	0.3	15.1	47.0
Payments for financing element derivatives	(82.0)	(58.0)	(48.0)
Excess tax benefits from share-based payment arrangements	11.0	6.8	7.4
Purchase of subsidiary shares from noncontrolling interest	(21.7)	(179.9)	—
Sale of subsidiary shares to noncontrolling interest	—	—	31.8
Dividends paid to parent	(503.1)	(850.0)	(80.0)
Capital contributions from (distributions to) parent	18.9	(17.7)	(163.8)
Issuance of long-term debt	13.2	38.5	38.2
Principal repayments of long-term debt	(52.6)	(100.1)	(14.6)
Net proceeds from (repayments of) short-term borrowings	(45.7)	(137.9)	5.7
Investment contract deposits	6,214.8	5,349.1	6,355.1
Investment contract withdrawals	(6,655.5)	(7,088.8)	(8,846.6)
Net increase (decrease) in banking operation deposits	91.1	30.7	(225.7)
Other	(2.8)	(13.0)	(4.7)
Net cash used in financing activities	(1,014.1)	(3,005.2)	(2,898.2)
Net increase (decrease) in cash and cash equivalents	631.5	(797.6)	(287.5)
Cash and cash equivalents at beginning of period	1,274.0	2,071.6	2,359.1
Cash and cash equivalents at end of period	$1,905.5	$1,274.0	$2,071.6
Supplemental Information:
Cash paid for interest	$0.1	$5.3	$9.2
Cash paid for income taxes	$154.5	$9.0	$19.6
Supplemental disclosure of non-cash investing and financing activities:
Note receivable from parent in consideration of subsidiaries transferred to parent	$156.0	$—	$—
Assets transferred to parent due to change in pension plan sponsorship	$—	$308.2	$—
Liabilities assumed by parent due to change in pension plan sponsorship	$—	$(282.2)	$—
See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

1. Nature of Operations and Significant Accounting Policies
Description of Business
Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement, asset management and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).
Basis of Presentation
The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. Entities in which we have significant management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.
In the fourth quarter of 2015 we implemented changes to our organizational structure to better align businesses, distribution teams and product offerings for future growth. The Retirement and Investor Services segment has been renamed to Retirement and Income Solutions. Additionally, information used by our chief operating decision maker in assessing segment performance has changed to pre-tax operating earnings. Our segment results have been modified to reflect these changes. See Note 17, Segment Information, for financial results of our segments.
We have evaluated subsequent events through March 11, 2016, which was the date our consolidated financial statements were issued.

Recent Accounting Pronouncements

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters

Standards not yet adopted:
Financial instruments - recognition and measurements	January 1,	We are currently evaluating
This authoritative guidance addresses certain aspects of recognition,	2018	the impact this guidance
measurement, presentation and disclosure of financial instruments. The		will have on our
primary focus of this guidance is to supersede the guidance to classify		consolidated financial
equity securities with readily determinable fair values into different categories		statements.
(trading or available-for-sale) and requires equity securities to be measured at fair value with changes in the fair value recognized through net income.
This guidance requires adoption through a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption.

Revenue recognition	January 1,	We are currently evaluating
This authoritative guidance replaces all general and most industry specific	2018	the impact this guidance
revenue recognition guidance currently prescribed by U.S. GAAP. The core		will have on our
principle is that an entity recognizes revenue to reflect the transfer of a		consolidated financial
promised good or service to customers in an amount that reflects the		statements.
consideration to which the entity expects to be entitled in exchange for that good or service. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters
Short-duration insurance contracts	December 31,	We are currently evaluating
This authoritative guidance requires additional disclosures related to short-	2016	the impact this guidance
duration insurance contracts. Retrospective application through comparative		will have on our
disclosures is required.		consolidated financial
statements.

Net asset value per share as a practical expedient for fair value	January 1,	The guidance will be
This authoritative guidance removes the requirement to categorize within the	2016	adopted retrospectively
fair value hierarchy all investments for which fair value is measured using the		and will not have a material
net asset value per share practical expedient.		impact on our consolidated
financial statements.

Simplifying the presentation of debt issuance costs	January 1,	The guidance will be
This authoritative guidance requires debt issuance costs related to a	2016	adopted retrospectively
recognized debt liability to be presented in the balance sheet as a direct		and will not have a material
deduction from the carrying amount of that debt liability, consistent with		impact on our consolidated
debt discounts.		financial statements.

Consolidations	January 1,	The guidance will be
This authoritative guidance makes changes to both the variable interest	2016	adopted using the modified
and voting interest consolidation models and eliminates the investment		retrospective approach
company deferral for portions of the variable interest model. The amendments		on January 1, 2016, and will
in the standard impact the consolidation analysis for interests in investment		not have a significant
companies and limited partnerships and similar entities.		impact to our consolidated
financial statements.

Standards adopted:
Discontinued operations	January 1,	This guidance was adopted
This authoritative guidance amends the definition of discontinued	2015	prospectively and did not
operations and requires entities to provide additional disclosures associated		have a material impact on
with discontinued operations, as well as disposal transactions that do not		our consolidated financial
meet the discontinued operations criteria. The guidance requires discontinued		statements.
operations treatment for disposals of a component or group of components of an entity that represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. The guidance also expands the scope to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

Fair value of financial assets and liabilities of a consolidated collateralized	January 1,	This guidance was adopted
financing entity	2015	using a modified
This authoritative guidance provides a measurement alternative for a		retrospective approach and
reporting entity to measure both the financial assets and financial liabilities		did not have a material
of consolidated collateralized financing entities ("CCFEs") using the more		impact on our consolidated
observable of the fair value of the financial assets or of the financial liabilities		financial statements.
for both the financial assets and financial liabilities.
See Note 15, Fair Value
Measurements, for further
details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters
Foreign currency cumulative translation adjustment	January 1,	The guidance was adopted
This authoritative guidance clarifies how the cumulative translation	2014	prospectively and did not
adjustment related to a parent’s investment in a foreign entity should be		have a material impact on
released when certain transactions related to the foreign entity occur.		our consolidated
financial statements.

Accumulated other comprehensive income	January 1,	See Note 14, Stockholder's
This authoritative guidance requires entities to disclose additional	2013	Equity, for further details.
information about items reclassified out of accumulated other comprehensive
income (“AOCI”). Entities are required to disclose information regarding		The guidance was adopted
changes in AOCI balances by component and significant items reclassified		retrospectively and did not
out of AOCI by component either on the face of the income statement or as		have a material impact on
a separate footnote to the financial statements.		our consolidated financial
statements.

Use of Estimates in the Preparation of Financial Statements
The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the deferred acquisition costs (“DAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our pension and other postretirement benefit obligations and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Closed Block
We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Investments
Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain nonredeemable preferred securities. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.
The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in other comprehensive income (“OCI”). Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.
Real estate investments are reported at cost less accumulated depreciation. The initial cost basis of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $166.8 million and $171.8 million as of December 31, 2015 and 2014, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.
Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain seed money investments, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments on equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).
Policy loans and other investments are primarily reported at cost, excluding seed money investments, other investment funds, derivative assets, commercial mortgage loans of consolidated VIEs for which the fair value option was elected and equity method real estate investments for which the fair value option was elected.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Derivatives
Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate options, swaptions, futures, currency swaps, equity options, credit default swaps and total return swaps. Derivatives may be exchange traded, cleared through centralized clearinghouses or contracted in the over-the-counter market without being cleared. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.
Accounting and Financial Statement Presentation. We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.
Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.
Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.
Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.
Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.
Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.
We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.
Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.
If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities
Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, health insurance and disability income policies, as well as a provision for dividends on participating policies.
Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.
We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.
Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.
Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.
Participating business represented approximately 9%, 11% and 12% of our life insurance in force and 36%, 40% and 43% of the number of life insurance policies in force at December 31, 2015, 2014 and 2013, respectively. Participating business represented approximately 49%, 53% and 58% of life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.
Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits (“EGPs”).
The liability for unpaid disability and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.
Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.
Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.
Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.
Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.
Deferred Acquisition Costs
Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.
DAC for universal life-type insurance contracts and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of EGPs or, in certain circumstances, estimated gross revenues. This amortization is adjusted in the current period when EGPs or estimated gross revenues are revised. For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DAC. The DAC on participating life insurance policies are being amortized in proportion to estimated gross margins. The DAC on nonparticipating term life insurance and individual disability policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our statement of financial position.

Reinsurance
We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2015 and 2014, we had $388.9 million and $320.2 million of net ceded reinsurance recoverables related to claims that have been received, respectively. At December 31, 2015 and 2014, our largest exposures to a single third party reinsurer was in our life insurance business, which totaled $40.6 billion and $38.9 billion of life insurance in force, representing 15% and 16% of total net life insurance in force, respectively. The reinsurance recoverable relating to claims received that are associated to this single third party reinsurer recorded in our consolidated statements of financial position was $58.9 million and $48.1 million at December 31, 2015 and 2014, respectively.
The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Premiums and other considerations:
Direct	$5,275.8	$3,755.4	$3,132.8
Assumed	183.2	143.9	102.0
Ceded	(401.6)	(402.1)	(372.4)
Net premiums and other considerations	$5,057.4	$3,497.2	$2,862.4

Benefits, claims and settlement expenses:
Direct	6,355.4	4,650.6	4,190.1
Assumed	306.0	289.6	204.5
Ceded	(526.3)	(330.2)	(280.1)
Net benefits, claims and settlement expenses	$6,135.1	$4,610.0	$4,114.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Separate Accounts
The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.
At December 31, 2015 and 2014, the separate accounts include a separate account valued at $158.2 million and $205.4 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.
Income Taxes
Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.
Goodwill and Other Intangibles
Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite‑lived intangible assets are not amortized. Rather, they are tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level, which is a business one level below the operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite‑lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.
Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.
2. Related Party Transactions
We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2015, 2014 and 2013, we received $266.7 million, $334.5 million and $327.1 million, respectively, of expense reimbursements from affiliated entities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $385.0 million and $400.7 million at December 31, 2015 and 2014, respectively, and earned interest of $0.5 million, $0.3 million and $0.4 million during 2015, 2014 and 2013, respectively.
We have short-term affiliated debt and long-term affiliated debt with our parent. See Note 10, Debt, for additional information.
During the third quarter of 2015, we transferred our ownership interests in PGI Finisterre Holding Company Ltd., Finisterre Holdings Limited, Finisterre Capital LLP, PGI Origin Holding Company Ltd. and Origin Asset Management LLP to PFSI. We received a $156.0 million 10-year note from PFSI for the carrying value of those subsidiaries. The note bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year. Our ultimate parent, PFG, is a guarantor of the note. We recorded interest income of less than $0.1 million for the year ended December 31, 2015.
We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $2,166.9 million and $1,853.6 million as of December 31, 2015 and 2014, respectively. In addition, we recognized premiums and other fees of $337.4 million, $278.1 million and $223.6 million for the years ended December 31, 2015, 2014 and 2013, respectively, associated with this agreement. Furthermore, we recognized expenses of $493.6 million, $473.1 million and $428.6 million for the years ended December 31, 2015, 2014 and 2013, respectively, associated with this agreement.
We receive commission fees, distribution and services fees from Princor Financial Services Corporation and Principal Management Corporation for distributing proprietary products on their behalf. Furthermore, we receive management and administrative fees for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $446.1 million, $377.4 million and $407.9 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, we pay commission expense to affiliated registered representatives within Princor Financial Services Corporation to sell proprietary products. Commission expense was $64.4 million, $66.8 million and $87.8 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Effective November 2014, PFG became the sponsor of the defined benefit pension plans for both employees and individual field agents. Prior to November 2014, we were the sponsor of these plans. In connection with the change in sponsorship, we transferred $308.2 million of assets to PFG and PFG assumed $282.2 million of liabilities from us. In addition, we were allocated $86.1 million of pension expense from PFG during 2015 and $9.6 million during 2014 after the change in sponsorship was effective. See Note 12, Employee and Agent Benefits, for further details.
Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

3. Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	Principal	U.S.
	and Income	Global	Insurance
	Solutions	Investors	Solutions	Consolidated
	(in millions)
Balance at January 1, 2014	$18.7	$224.6	$56.4	$299.7
Foreign currency	—	(3.9)	—	(3.9)
Balance at December 31, 2014	18.7	220.7	56.4	295.8
Transfer to affiliate (1)	—	(68.3)	—	(68.3)
Balance at December 31, 2015	$18.7	$152.4	$56.4	$227.5

(1)	See Note 2, Related Party Transactions, for further details.
Finite Lived Intangible Assets
Finite lived intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 16 years were as follows:

	December 31,
	2015	2014
	(in millions)
Gross carrying value	$54.8	$77.4
Accumulated amortization	21.6	27.6
Net carrying value	$33.2	$49.8

During 2015, 2014 and 2013, we fully amortized finite lived intangible assets of $0.5 million, $15.8 million and $5.2 million, respectively.
The amortization expense for intangible assets with finite useful lives was $4.0 million, $6.7 million and $6.5 million for 2015, 2014 and 2013, respectively. At December 31, 2015, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2016	$2.6
2017	2.7
2018	2.6
2019	2.7
2020	2.9

Indefinite Lived Intangible Assets

The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31, 2015 and 2014. This represents our share of the purchase price from our parent’s 2006 acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization based on the fact that we will benefit from our parent’s acquisition.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

4. Variable Interest Entities

We have relationships with and may have a variable interest in various types of special purpose entities. Following is a discussion of our interest in entities that meet the definition of a VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. For VIEs that are investment companies, the primary beneficiary is the enterprise who absorbs the majority of the entity’s expected losses, receives a majority of the expected residual returns or both. On an ongoing basis, we assess whether we are the primary beneficiary of VIEs in which we have a relationship.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our continuing interest in the trusts.

Collateralized Private Investment Vehicles

We invest in synthetic collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as “collateralized private investment vehicles”). The performance of the notes of these structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives and the notes due at maturity or termination of the trusts. We determined we are the primary beneficiary for one of these entities because we act as the investment manager of the underlying portfolio and we have an ownership interest.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities (“CMBS”) certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick out rights of the special servicer.

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse are as follows:

		Collateralized
		private investment
	Grantor trusts	vehicles	CMBS	Real estate	Total
	(in millions)
December 31, 2015
Fixed maturities, available-for-sale	$257.4	$—	$—	$—	$257.4
Fixed maturities, trading	—	100.4	—	—	100.4
Real estate	—	—	—	354.5	354.5
Other investments	—	—	18.3	11.2	29.5
Cash	—	—	—	15.3	15.3
Accrued investment income	0.5	—	0.1	2.5	3.1
Premiums due and other receivables	—	—	—	1.6	1.6
Other assets	—	—	—	(0.9)	(0.9)
Total assets	$257.9	$100.4	$18.4	$384.2	$760.9
Long-term debt	$—	$—	$—	$42.8	$42.8
Income taxes currently payable	—	—	—	0.5	0.5
Deferred income taxes	1.5	—	—	(1.7)	(0.2)
Other liabilities (1)	230.3	85.9	—	29.7	345.9
Total liabilities	$231.8	$85.9	$—	$71.3	$389.0
December 31, 2014
Fixed maturities, available-for-sale	$278.2	$—	$—	$—	$278.2
Fixed maturities, trading	—	100.4	—	—	100.4
Real estate	—	—	—	284.9	284.9
Other investments	—	—	35.0	5.6	40.6
Cash	—	—	—	4.7	4.7
Accrued investment income	0.4	—	0.2	1.4	2.0
Other assets	—	—	—	0.3	0.3
Total assets	$278.6	$100.4	$35.2	$296.9	$711.1
Long-term debt	$—	$—	$—	$82.3	$82.3
Income taxes currently payable	—	—	—	10.6	10.6
Deferred income taxes	1.5	—	—	(0.4)	1.1
Other liabilities (1)	239.1	85.6	4.8	14.5	344.0
Total liabilities	$240.6	$85.6	$4.8	$107.0	$438.0

(1)
Grantor trusts contain an embedded derivative of a forecasted transaction to deliver the underlying securities; the collateralized private investment vehicle includes derivative liabilities and an obligation to redeem notes at maturity or termination of the trusts.

We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2015 and 2014.
Unconsolidated Variable Interest Entities
Invested Securities
We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.
Unconsolidated VIEs include CMBS, residential mortgage-backed pass-through securities (“RMBS”) and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs. These include cash and synthetic structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, some of which are classified as VIEs. Some of these entities have returns in the form of income tax credits. These entities are classified as VIEs as the general partners do not have equity investments at risk in the entities. We have determined we are not the primary beneficiary because we are not the general partner, who makes all the significant decisions for the entities. Other limited partnerships and fund interests have returns from investment income. These entities are classified as VIEs as the decision makers do not have equity investments at risk in the entities. We have determined we are not the primary beneficiary because we do not make the significant decisions for the entities or our variable interest does not absorb the majority of the variability of the entities’ net assets.
The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2015
Fixed maturities, available-for-sale:
Corporate	$453.4	$359.8
Residential mortgage-backed pass-through securities	2,614.2	2,537.2
Commercial mortgage-backed securities	3,850.0	3,862.2
Collateralized debt obligations	663.6	688.8
Other debt obligations	4,471.5	4,467.7
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	25.9	25.9
Commercial mortgage-backed securities	2.3	2.3
Collateralized debt obligations	35.1	35.1
Other investments:
Other limited partnership and fund interests	215.8	215.8

December 31, 2014
Fixed maturities, available-for-sale:
Corporate	$456.7	$353.3
Residential mortgage-backed pass-through securities	2,805.2	2,687.0
Commercial mortgage-backed securities	3,975.5	3,896.9
Collateralized debt obligations	504.1	521.2
Other debt obligations	4,616.4	4,583.4
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	34.4	34.4
Commercial mortgage-backed securities	1.5	1.5
Collateralized debt obligations	39.4	39.4
Other debt obligations	0.2	0.2
Other investments:
Other limited partnership and fund interests	173.1	173.1

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale and other investments. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Sponsored Investment Funds
We provide asset management and other services to certain investment structures for which we earn performance-based management fees. These structures are considered VIEs. We are not the primary beneficiary of these entities as we do not have the obligation to absorb losses of the entities that could be potentially significant to the VIE or the right to receive benefits from these entities that could be potentially significant.
5. Investments
Fixed Maturities and Equity Securities
The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale are summarized as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)
	(in millions)
December 31, 2015
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,423.5	$23.4	$8.2	$1,438.7	$—
Non-U.S. governments	349.7	77.1	2.8	424.0	—
States and political subdivisions	4,450.6	232.9	19.2	4,664.3	—
Corporate	27,552.7	1,317.8	595.4	28,275.1	6.0
Residential mortgage-backed pass-through securities	2,537.1	89.0	11.9	2,614.2	—
Commercial mortgage-backed securities	3,862.2	65.3	77.5	3,850.0	80.7
Collateralized debt obligations	688.8	1.4	26.6	663.6	1.3
Other debt obligations	4,529.7	39.2	35.4	4,533.5	58.2
Total fixed maturities, available-for-sale	$45,394.3	$1,846.1	$777.0	$46,463.4	$146.2
Total equity securities, available-for-sale	$110.2	$5.8	$14.2	$101.8
December 31, 2014
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,074.5	$39.1	$2.9	$1,110.7	$—
Non-U.S. governments	357.2	90.8	1.4	446.6	—
States and political subdivisions	3,891.0	289.3	4.1	4,176.2	—
Corporate	26,953.6	2,149.2	188.1	28,914.7	18.3
Residential mortgage-backed pass-through securities	2,687.0	124.5	6.3	2,805.2	—
Commercial mortgage-backed securities	3,896.9	141.5	62.9	3,975.5	88.9
Collateralized debt obligations	521.2	3.5	20.6	504.1	1.3
Other debt obligations	4,583.4	57.5	24.5	4,616.4	66.9
Total fixed maturities, available-for-sale	$43,964.8	$2,895.4	$310.8	$46,549.4	$175.4
Total equity securities, available-for-sale	$113.1	$5.6	$9.8	$108.9

(1)
Excludes $131.5 million and $167.5 million as of December 31, 2015 and December 31, 2014, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The amortized cost and fair value of fixed maturities available-for-sale at December 31, 2015, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,631.3	$2,652.2
Due after one year through five years	12,677.7	12,963.9
Due after five years through ten years	7,742.9	7,846.2
Due after ten years	10,724.6	11,339.8
Subtotal	33,776.5	34,802.1
Mortgage-backed and other asset-backed securities	11,617.8	11,661.3
Total	$45,394.3	$46,463.4

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income
Major components of net investment income are summarized as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale	$1,923.4	$2,017.0	$2,109.3
Fixed maturities, trading	11.6	12.2	11.2
Equity securities, available-for-sale	5.6	5.4	6.9
Equity securities, trading	9.8	6.5	2.8
Mortgage loans	525.7	563.4	565.2
Real estate	96.6	103.2	60.7
Policy loans	41.4	43.8	43.5
Cash and cash equivalents	4.3	3.7	4.4
Derivatives	(66.6)	(87.9)	(115.2)
Other	75.1	71.1	67.2
Total	2,626.9	2,738.4	2,756.0
Investment expenses	(74.9)	(74.9)	(74.5)
Net investment income	$2,552.0	$2,663.5	$2,681.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments are summarized as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$17.0	$49.5	$22.9
Gross losses	(4.3)	(23.8)	(10.6)
Net impairment losses	(30.3)	(83.7)	(111.5)
Hedging, net	(58.3)	(21.4)	(115.6)
Fixed maturities, trading	(6.1)	8.8	(5.2)
Equity securities, available-for-sale:
Gross gains	—	—	0.7
Net impairment recoveries (losses)	0.3	10.0	(0.3)
Equity securities, trading	(8.2)	10.7	22.4
Mortgage loans	(0.3)	(9.4)	(16.0)
Derivatives	82.5	60.3	(22.8)
Other	(18.3)	61.7	24.7
Net realized capital gains (losses)	$(26.0)	$62.7	$(211.3)

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,059.6 million, $2,068.9 million and $1,493.7 million in 2015, 2014 and 2013, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale	$(1.1)	$18.5	$(89.5)
Equity securities, available-for-sale	0.3	10.0	(0.3)
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	(0.8)	28.5	(89.8)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from OCI (1)	(29.2)	(102.2)	(22.0)
Net impairment losses on available-for-sale securities	$(30.0)	$(73.7)	$(111.8)

(1)
Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Beginning balance	$(140.3)	$(235.4)	$(329.0)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(6.1)	(7.2)	(15.1)
Credit losses for which an other-than-temporary impairment was
previously recognized	(13.8)	(67.4)	(75.9)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	24.7	163.1	172.0
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	7.5	6.6	12.6
Ending balance	$(128.0)	$(140.3)	$(235.4)
(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

	December 31, 2015
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$539.2	$7.5	$40.5	$0.7	$579.7	$8.2
Non-U.S. governments	55.1	2.8	—	—	55.1	2.8
States and political subdivisions	677.6	18.8	6.5	0.4	684.1	19.2
Corporate	7,441.3	291.1	1,244.2	304.3	8,685.5	595.4
Residential mortgage-backed pass-
through securities	656.7	6.7	147.9	5.2	804.6	11.9
Commercial mortgage-backed
securities	1,419.8	26.8	299.5	50.7	1,719.3	77.5
Collateralized debt obligations	424.9	3.8	164.0	22.8	588.9	26.6
Other debt obligations	2,459.3	18.8	403.5	16.6	2,862.8	35.4
Total fixed maturities, available-for-sale	$13,673.9	$376.3	$2,306.1	$400.7	$15,980.0	$777.0
Total equity securities, available-for-sale	$0.8	$1.0	$32.7	$13.2	$33.5	$14.2

Our consolidated portfolio consists of available-for-sale fixed maturities where 87% were investment grade (rated AAA through BBB-) with an average price of 95 (carrying value/amortized cost) at December 31, 2015. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2015, due primarily to an increase in interest rates and widening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,725 securities with a carrying value of $13,673.9 million and unrealized losses of $376.3 million reflecting an average price of 97 at December 31, 2015. Of this portfolio, 90% was investment grade (rated AAA through BBB-) at December 31, 2015, with associated unrealized losses of $298.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 404 securities with a carrying value of $2,306.1 million and unrealized losses of $400.7 million. The average rating of this portfolio was BBB+ with an average price of 85 at December 31, 2015. Of the $400.7 million in unrealized losses, the corporate sector accounts for $304.2 million in unrealized losses with an average price of 80 and an average credit rating of BBB-. The remaining unrealized losses consist primarily of $50.7 million within the commercial mortgage-backed securities sector with an average price of 86 and an average credit rating of BBB+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2015.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$200.3	$0.7	$95.0	$2.2	$295.3	$2.9
Non-U.S. governments	13.5	1.4	—	—	13.5	1.4
States and political subdivisions	208.1	0.7	210.5	3.4	418.6	4.1
Corporate	3,005.9	75.1	1,091.1	113.0	4,097.0	188.1
Residential mortgage-backed pass-
through securities	18.0	—	395.3	6.3	413.3	6.3
Commercial mortgage-backed
securities	375.3	3.0	395.0	59.9	770.3	62.9
Collateralized debt obligations	114.8	1.0	112.0	19.6	226.8	20.6
Other debt obligations	971.2	3.5	432.7	21.0	1,403.9	24.5
Total fixed maturities, available-for-sale	$4,907.1	$85.4	$2,731.6	$225.4	$7,638.7	$310.8
Total equity securities, available-for-sale	$10.0	$—	$36.0	$9.8	$46.0	$9.8

Our consolidated portfolio consists of available-for-sale fixed maturities where 80% were investment grade (rated AAA through BBB-) with an average price of 96 (carrying value/amortized cost) at December 31, 2014. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2014, due primarily to a decrease in interest rates.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 685 securities with a carrying value of $4,907.1 million and unrealized losses of $85.4 million reflecting an average price of 98 at December 31, 2014. Of this portfolio, 77% was investment grade (rated AAA through BBB-) at December 31, 2014, with associated unrealized losses of $44.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 429 securities with a carrying value of $2,731.6 million and unrealized losses of $225.4 million. The average rating of this portfolio was A with an average price of 92 at December 31, 2014. Of the $225.4 million in unrealized losses, the corporate sector accounts for $113.0 million in unrealized losses with an average price of 91 and an average credit rating of BBB+. The remaining unrealized losses consist primarily of $59.9 million within the commercial mortgage-backed securities sector with an average price of 87 and an average credit rating of A-. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2014.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-sale and derivative instruments in cash flow hedge relationships are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances and applicable income taxes was as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$1,153.0	$2,712.3
Noncredit component of impairment losses on fixed maturities, available-for-sale	(146.2)	(175.4)
Net unrealized losses on equity securities, available-for-sale	(8.4)	(4.2)
Adjustments for assumed changes in amortization patterns	(127.0)	(346.8)
Adjustments for assumed changes in policyholder liabilities	(214.2)	(849.3)
Net unrealized gains on derivative instruments	217.0	203.8
Net unrealized gains on equity method subsidiaries and noncontrolling interest
adjustments	70.4	42.9
Provision for deferred income taxes	(329.4)	(553.5)
Net unrealized gains on available-for-sale securities and derivative instruments	$615.2	$1,029.8

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Commercial mortgage loans	$11,222.4	$10,684.0
Residential mortgage loans	620.0	536.4
Total amortized cost	11,842.4	11,220.4

Valuation allowance	(51.4)	(56.0)
Total carrying value	$11,791.0	$11,164.4

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. We purchased $227.3 million, $99.0 million and $44.9 million of residential mortgage loans in 2015, 2014 and 2013, respectively. We sold $0.0 million, $34.6 million and $0.0 million of residential mortgage loans in 2015, 2014 and 2013, respectively. We purchased $193.6 million, $57.3 million and $166.1 million of commercial mortgage loans in 2015, 2014 and 2013, respectively. We sold $1.0 million, $0.2 million and $13.0 million of commercial mortgage loans in 2015, 2014 and 2013, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2015		December 31, 2014
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$509.4	4.5%	$528.0	4.9%
Middle Atlantic	3,075.6	27.4	2,951.0	27.7
East North Central	451.8	4.0	442.1	4.1
West North Central	264.3	2.4	233.3	2.2
South Atlantic	2,072.7	18.5	1,970.9	18.5
East South Central	215.1	1.9	197.4	1.8
West South Central	1,120.6	10.0	1,023.9	9.6
Mountain	898.8	8.0	772.0	7.2
Pacific	2,614.1	23.3	2,565.4	24.0
Total	$11,222.4	100.0%	$10,684.0	100.0%

Property type distribution
Office	$4,010.0	35.7%	$3,646.1	34.1%
Retail	2,521.6	22.5	2,512.1	23.5
Industrial	1,840.9	16.4	1,916.1	18.0
Apartments	2,474.2	22.0	2,200.5	20.6
Hotel	320.5	2.9	331.5	3.1
Mixed use/other	55.2	0.5	77.7	0.7
Total	$11,222.4	100.0%	$10,684.0	100.0%

Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $218.8 million and $283.4 million and first lien mortgages with an amortized cost of $401.2 million and $253.0 million as of December 31, 2015 and December 31, 2014, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.
Mortgage Loan Credit Monitoring
Commercial Credit Risk Profile Based on Internal Rating
We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of a Standard & Poor’s (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.
Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2015
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$9,825.3	$224.0	$10,049.3
BBB+ thru BBB-	870.1	119.5	989.6
BB+ thru BB-	158.6	0.1	158.7
B+ and below	24.1	0.7	24.8
Total	$10,878.1	$344.3	$11,222.4

	December 31, 2014
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$9,098.6	$168.8	$9,267.4
BBB+ thru BBB-	1,019.4	178.5	1,197.9
BB+ thru BB-	148.3	0	148.3
B+ and below	68.8	1.6	70.4
Total	$10,335.1	$348.9	$10,684.0

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2015
	Home equity	First liens	Total
	(in millions)
Performing	$208.0	$396.0	$604.0
Nonperforming	10.8	5.2	16.0
Total	$218.8	$401.2	$620.0

	December 31, 2014
	Home equity	First liens	Total
	(in millions)
Performing	$268.4	$247.6	$516.0
Nonperforming	15.0	5.4	20.4
Total	$283.4	$253.0	$536.4
Non-Accrual Mortgage Loans
Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Commercial:
Brick and mortar	$—	$9.6
Residential:
Home equity	10.8	15.0
First liens	5.2	5.4
Total	$16.0	$30.0

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2015
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$10,878.1	$10,878.1
Commercial-CTL	—	—	—	—	344.3	344.3
Residential-home equity	2.0	1.0	0.6	3.6	215.2	218.8
Residential-first liens	—	0.1	4.0	4.1	397.1	401.2
Total	$2.0	$1.1	$4.6	$7.7	$11,834.7	$11,842.4

	December 31, 2014
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$4.5	$0.7	$5.2	$10,329.9	$10,335.1
Commercial-CTL	—	—	—	—	348.9	348.9
Residential-home equity	2.3	1.2	3.4	6.9	276.5	283.4
Residential-first liens	0.3	1.1	4.3	5.7	247.3	253.0
Total	$2.6	$6.8	$8.4	$17.8	$11,202.6	$11,220.4

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2015 or December 31, 2014.
Mortgage Loan Valuation Allowance
We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2015
Beginning balance	$26.9	$29.1	$56.0
Provision	3.9	0.1	4.0
Charge-offs	(3.4)	(8.9)	(12.3)
Recoveries	0.1	3.6	3.7
Ending balance	$27.5	$23.9	$51.4
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$7.5	$7.5
Collectively evaluated for impairment	27.5	16.4	43.9
Allowance ending balance	$27.5	$23.9	$51.4
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$23.1	$23.1
Collectively evaluated for impairment	11,222.4	596.9	11,819.3
Loan ending balance	$11,222.4	$620.0	$11,842.4

For the year ended December 31, 2014
Beginning balance	$28.7	$40.3	$69.0
Provision	(0.9)	7.9	7.0
Charge-offs	(0.9)	(22.7)	(23.6)
Recoveries	—	3.6	3.6
Ending balance	$26.9	$29.1	$56.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$8.8	$11.2
Collectively evaluated for impairment	24.5	20.3	44.8
Allowance ending balance	$26.9	$29.1	$56.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$26.4	$30.8
Collectively evaluated for impairment	10,679.6	510.0	11,189.6
Loan ending balance	$10,684.0	$536.4	$11,220.4

For the year ended December 31, 2013
Beginning balance	$51.8	$44.4	$96.2
Provision	4.1	11.1	15.2
Charge-offs	(28.0)	(18.3)	(46.3)
Recoveries	0.8	3.1	3.9
Ending balance	$28.7	$40.3	$69.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$9.8	$12.2
Collectively evaluated for impairment	26.3	30.5	56.8
Allowance ending balance	$28.7	$40.3	$69.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$31.4	$35.8
Collectively evaluated for impairment	10,278.1	574.3	10,852.4
Loan ending balance	$10,282.5	$605.7	$10,888.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2015
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$3.6	$3.6	$—
With an allowance recorded:
Residential-home equity	13.7	14.8	7.0
Residential-first liens	5.8	5.8	0.5
Total:
Residential	$23.1	$24.2	$7.5

	December 31, 2014
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$5.2	$6.7	$—
Residential-first liens	3.4	3.4	—
With an allowance recorded:
Commercial-brick and mortar	4.4	4.4	2.4
Residential-home equity	16.5	17.1	8.2
Residential-first liens	6.5	6.4	0.6
Total:
Commercial	$9.6	$11.1	$2.4
Residential	$26.4	$26.9	$8.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	Average
	recorded	Interest income
	investment	recognized
	(in millions)
For the year ended December 31, 2015
With no related allowance recorded:
Commercial-brick and mortar	$2.6	$—
Residential-first liens	3.5	—
With an allowance recorded:
Commercial-brick and mortar	2.2	0.1
Residential-home equity	15.1	0.4
Residential-first liens	6.1	0.2
Total:
Commercial	$4.8	$0.1
Residential	$24.7	$0.6

For the year ended December 31, 2014
With no related allowance recorded:
Commercial-brick and mortar	$13.4	$—
Residential-first liens	4.0	—
With an allowance recorded:
Commercial-brick and mortar	4.4	0.2
Residential-home equity	18.0	0.6
Residential-first liens	6.9	0.2
Total:
Commercial	$17.8	$0.2
Residential	$28.9	$0.8

For the year ended December 31, 2013
With no related allowance recorded:
Commercial-brick and mortar	$22.2	$0.2
Residential-first liens	7.2	—
With an allowance recorded:
Commercial-brick and mortar	4.4	0.3
Residential-home equity	20.2	1.1
Residential-first liens	7.1	0.2
Total:
Commercial	$26.6	$0.5
Residential	$34.5	$1.3
Mortgage Loan Modifications
Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. The commercial mortgage loan TDRs were modified to delay or reduce principal payments and to reduce or delay interest payments. For these TDR assessments, we have determined the loan rates are now considered below market based on current circumstances. The commercial mortgage loan modifications resulted in delayed cash receipts and a decrease in interest income. The residential mortgage loan TDRs include modifications of interest-only payment periods, delays in principal balloon payments, and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the periods indicated:

	For the year ended December 31, 2015
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	14	$0.6	2	$—
Total	14	$0.6	2	$—

	For the year ended December 31, 2014
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial-brick and mortar	2	$5.1	1	$0.7
Residential-home equity	75	3.0	3	—
Residential-first liens	1	0.1	—	—
Total	78	$8.2	4	$0.7

	For the year ended December 31, 2013
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial-brick and mortar	2	$0.9	—	$—
Residential-home equity	69	3.8	19	—
Residential-first liens	3	0.6	1	0.3
Total	74	$5.3	20	$0.3

Commercial mortgage loans that have been designated as a TDR have been previously reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

Real Estate
Depreciation expense on invested real estate was $49.3 million, $46.4 million and $44.4 million in 2015, 2014 and 2013, respectively. Accumulated depreciation was $409.1 million and $387.8 million as of December 31, 2015 and 2014, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Other Investments
Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2015	2014
		(in millions)
Total assets		$60,234.7	$14,066.7
Total liabilities		14,165.9	3,773.7
Total equity		$46,068.8	$10,293.0
Net investment in unconsolidated entities		$466.1	$521.6

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Total revenues	$7,693.6	$1,485.2	$773.7
Net income	4,443.0	747.3	368.3
Our share of net income of unconsolidated entities	57.4	52.9	43.9
Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.
Securities Posted as Collateral
We posted $935.7 million in fixed maturities, available-for-sale securities at December 31, 2015, to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements and a lending arrangement. In addition, we posted $2,705.5 million in commercial mortgage loans and home equity mortgages as of December 31, 2015, to satisfy collateral requirements associated with our obligation under funding agreements with the Federal Home Loan Bank of Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as fixed maturities, available-for-sale and mortgage loans, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, $295.2 million can be sold or repledged by the secured party.
Balance Sheet Offsetting
Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2015
Derivative assets	$656.5	$(409.7)	$(227.7)	$19.1
December 31, 2014
Derivative assets	$650.8	$(478.9)	$(159.4)	$12.5

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amount of derivative assets is not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2015
Derivative liabilities	$729.0	$(409.7)	$(253.9)	$65.4
December 31, 2014
Derivative liabilities	$763.8	$(478.9)	$(220.6)	$64.3

(1)
The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $381.4 million and $395.0 million of derivative liabilities as of December 31, 2015 and December 31, 2014, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amount of derivative liabilities is not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged is generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.
Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expense on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2015 and December 31, 2014.
6. Derivative Financial Instruments
Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.
Types of Derivative Instruments
Interest Rate Contracts
Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts and lapse risk associated with higher interest rates.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread.  We currently use futures traded on an exchange (“exchange traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We have investment contracts in which the return is tied to a leveraged inflation index. We economically hedge the risk associated with these investment contracts.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities and universal life contracts that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

We posted $342.7 million and $271.6 million in cash and securities under collateral arrangements as of December 31, 2015 and December 31, 2014, respectively, to satisfy collateral requirements associated with our derivative credit support agreements and FCM agreements. These amounts include initial margin requirements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2015 and December 31, 2014, was $606.5 million and $656.2 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $342.7 million and $271.6 million as of December 31, 2015 and December 31, 2014, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2015, we would be required to post an additional $75.8 million of collateral to our counterparties.

As of December 31, 2015 and December 31, 2014, we had received $211.6 million and $138.7 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$21,704.2	$19,182.6
Interest rate options	4,900.0	4,900.0
Swaptions	159.0	260.0
Interest rate futures	162.0	147.5
Foreign exchange contracts:
Currency swaps	1,589.2	1,835.1
Equity contracts:
Equity options	3,604.8	3,293.4
Equity futures	514.2	498.1
Credit contracts:
Credit default swaps	1,084.5	1,234.5
Total return swaps	90.0	90.0
Futures	13.1	10.4
Other contracts:
Embedded derivatives	9,294.1	8,646.8
Total notional amounts at end of period	$43,115.1	$40,098.4

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$505.5	$510.8
Interest rate options	34.1	41.0
Foreign exchange contracts:
Currency swaps	99.8	87.6
Equity contracts:
Equity options	39.9	30.2
Credit contracts:
Credit default swaps	13.4	13.3
Total return swaps	0.5	—
Total gross credit exposure	693.2	682.9
Less: collateral received	228.3	173.9
Net credit exposure	$464.9	$509.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$9.4	$8.8	$132.2	$193.9
Foreign exchange contracts	94.1	80.0	164.2	69.1
Total derivatives designated as hedging
instruments	$103.5	$88.8	$296.4	$263.0

Derivatives not designated as hedging
instruments
Interest rate contracts	$493.0	$508.6	$255.8	$321.5
Foreign exchange contracts	6.1	9.9	24.8	12.0
Equity contracts	40.0	30.2	112.3	131.7
Credit contracts	13.9	13.3	39.7	35.6
Other contracts	—	—	381.4	395.0
Total derivatives not designated as hedging
instruments	553.0	562.0	814.0	895.8

Total derivative instruments	$656.5	$650.8	$1,110.4	$1,158.8

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a fair value of $151.1 million and $155.9 million as of December 31, 2015 and December 31, 2014, respectively, are reported with contractholder funds on the consolidated statements of financial position.
Credit Derivatives Sold
When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.
These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. The effect of this purchased protection would reduce our total maximum future payments by $0.0 million as of December 31, 2015 and $10.0 million as of December 31, 2014. These purchased credit derivative transactions had a net asset (liability) fair value of $0.0 million as of December 31, 2015 and $(0.1) million as of December 31, 2014. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.
We purchased an investment structure with embedded credit features that is fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2015
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.8	$30.0	3.2
AA	74.0	1.1	74.0	2.3
A	195.0	2.2	195.0	2.2
BBB	310.0	(0.9)	310.0	2.9
BB	30.0	(4.6)	30.0	3.1
CCC	10.0	(6.8)	10.0	4.0
Government/municipalities
AA	30.0	0.6	30.0	3.3
Sovereign
AA	10.0	—	10.0	3.7
BBB	40.0	(0.9)	40.0	3.7
Total single name credit default swaps	729.0	(8.5)	729.0	2.8

Basket and index credit default swaps
Corporate debt
Near default (1)	100.4	(17.7)	100.4	1.2
Government/municipalities
AA	30.0	(1.1)	30.0	1.7
Structured finance
AAA	11.9	—	11.9	0.6
Total basket and index credit default swaps	142.3	(18.8)	142.3	1.3
Total credit default swap protection sold	$871.3	$(27.3)	$871.3	2.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$1.0	$30.0	4.2
AA	79.0	1.6	79.0	3.3
A	254.5	3.3	254.5	2.8
BBB	345.0	1.2	345.0	3.6
BB	10.0	0.9	10.0	5.0
Government/municipalities
AA	30.0	0.6	30.0	4.3
Sovereign
AA	10.0	0.1	10.0	4.7
BBB	40.0	(0.1)	40.0	4.7
Total single name credit default swaps	798.5	8.6	798.5	3.5

Basket and index credit default swaps
Corporate debt
Near default (1)	100.4	(19.1)	100.4	2.2
Government/municipalities
AA	30.0	(1.8)	30.0	2.7
Structured finance
BBB	16.9	0.1	16.9	3.5
Total basket and index credit default swaps	147.3	(20.8)	147.3	2.5
Total credit default swap protection sold	$945.8	$(12.2)	$945.8	3.3

(1)
Includes $78.0 million as of both December 31, 2015 and 2014, notional of derivatives in consolidated collateralized private investment vehicle VIEs where the credit risk is borne by third party investors.

We also have invested in fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2015
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
A	$24.6	$24.6	1.0
Total corporate debt	24.6	24.6	1.0

Structured finance
A	52.2	52.2	1.1
BBB	3.4	3.4	1.6
BB	2.3	2.3	1.6
CCC	4.8	4.8	1.9
Total structured finance	62.7	62.7	1.2
Total fixed maturities with credit derivatives	$87.3	$87.3	1.1

	December 31, 2014
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
A	$24.1	$24.1	2.0
Total corporate debt	24.1	24.1	2.0

Structured finance
A	56.1	56.1	1.5
BB	5.8	5.8	2.7
CCC	9.5	9.5	4.7
Total structured finance	71.4	71.4	2.1
Total fixed maturities with credit derivatives	$95.5	$95.5	2.0

Fair Value Hedges
We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.
We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.
The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.
Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in fair	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)
hedging relationships	2015	2014	2013	relationships	2015	2014	2013
	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$26.4	$25.4	$139.5	available-for-sale	$(26.1)	$(27.7)	$(133.3)
Interest rate contracts	0.8	2.0	(0.7)	Investment contracts	(0.7)	(1.9)	0.2
Foreign exchange				Fixed maturities,
contracts	3.8	5.5	(0.2)	available-for-sale	(3.8)	(5.4)	0.4
Foreign exchange
contracts	—	0.2	(36.7)	Investment contracts	—	(0.2)	36.5
Total	$31.0	$33.1	$101.9	Total	$(30.6)	$(35.2)	$(96.2)

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged Item	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale (1)	$(72.8)	$(93.0)	$(120.7)
Investment contracts (2)	3.7	4.3	33.2

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.
Cash Flow Hedges
We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.
We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.
The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.
The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 4.5 years. At December 31, 2015, we had $44.1 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income. We reclassified $0.0 million and $0.0 million from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring during the years ended December 31, 2015 and 2014, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,
relationships	hedged item	2015	2014	2013	(effective portion)	2015	2014	2013
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$33.1	$29.0	$(80.5)	income	$16.8	$13.8	$11.7
Interest rate					Benefits, claims and
contracts	Investment contracts	4.7	2.0	2.5	settlement expenses	—	—	—
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	16.9	68.7	(0.9)	gains (losses)	28.4	(10.2)	(16.7)
Foreign exchange					Benefits, claims and
contracts	Investment contracts	2.4	7.2	5.0	settlement expenses	—	—	—
Total		$57.1	$106.9	$(73.9)	Total	$45.2	$3.6	$(5.0)

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale (1)	$6.1	$5.1	$7.7
Investment contracts (2)	(18.3)	(11.1)	(11.0)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $0.0 million, $0.0 million and $0.8 million for the years ended December 31, 2015, 2014 and 2013, respectively.

We expect to reclassify net gains of $6.6 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2015	2014	2013
	(in millions)
Interest rate contracts	$74.0	$246.1	$(137.6)
Foreign exchange contracts	(11.2)	(31.4)	6.1
Equity contracts	(50.5)	21.9	(159.4)
Credit contracts	3.5	(34.7)	40.6
Other contracts	(5.7)	(190.2)	148.3
Total	$10.1	$11.7	$(102.0)

7. Closed Block
In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI.

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2015 and 2014, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $88.7 million and $165.2 million as of December 31, 2015 and 2014, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$4,229.2	$4,366.5
Other policyholder funds	9.2	9.6
Policyholder dividends payable	246.4	259.2
Policyholder dividends obligation	88.7	165.2
Other liabilities	8.2	17.6
Total Closed Block liabilities	4,581.7	4,818.1

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,211.5	2,399.5
Fixed maturities, trading	10.3	11.9
Equity securities, available-for-sale	3.8	3.8
Mortgage loans	899.1	912.1
Policy loans	587.2	610.0
Other investments	81.9	101.1
Total investments	3,793.8	4,038.4
Cash and cash equivalents	88.8	29.2
Accrued investment income	45.3	48.8
Premiums due and other receivables	11.3	13.6
Deferred tax asset	55.2	58.1
Other assets	0.2	—
Total assets designated to the Closed Block	3,994.6	4,188.1
Excess of Closed Block liabilities over assets designated to the Closed Block	587.1	630.0
Amounts included in accumulated other comprehensive income	9.3	18.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$596.4	$648.9
Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Revenues
Premiums and other considerations	$325.6	$351.9	$379.9
Net investment income	187.0	201.9	207.7
Net realized capital losses	(0.2)	(2.3)	(12.3)
Total revenues	512.4	551.5	575.3

Expenses
Benefits, claims and settlement expenses	283.2	313.3	320.1
Dividends to policyholders	160.4	173.2	184.4
Operating expenses	3.9	4.3	4.7
Total expenses	447.5	490.8	509.2
Closed Block revenues, net of Closed Block expenses, before income taxes	64.9	60.7	66.1
Income taxes	20.7	19.5	21.1
Closed Block revenues, net of Closed Block expenses and income taxes	44.2	41.2	45.0
Funding adjustment charges	8.3	(4.8)	(6.5)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustment charges	$52.5	$36.4	$38.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Beginning of year	$648.9	$685.3	$723.8
End of year	596.4	648.9	685.3
Change in maximum future earnings	$(52.5)	$(36.4)	$(38.5)
We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.
8. Deferred Acquisition Costs
Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)

Balance at beginning of year	$2,754.6	$2,848.8	$2,394.7
Cost deferred during the year	356.5	347.4	393.0
Amortized to expense during the year (1)	(251.7)	(348.5)	(170.6)
Adjustment related to unrealized gains on available-for-sale securities and
derivative instruments	197.9	(93.1)	231.7
Balance at end of year	$3,057.3	$2,754.6	$2,848.8
(1) Includes adjustments for revisions to estimated gross profits.
9. Insurance Liabilities
Contractholder Funds
Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2015	2014
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$10,147.4	$10,077.7
GICs	10,222.8	10,115.3
Funding agreements	6,863.4	7,338.1
Other investment contracts	996.6	1,008.5
Total liabilities for investment contracts	28,230.2	28,539.6
Universal life and other reserves	4,921.4	4,888.7
Total contractholder funds	$33,151.6	$33,428.3
Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.
Funding agreements include those issued directly to nonqualified institutional investors, as well as under five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2015 and 2014, $107.5 million and $111.2 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2015 and 2014, $1,021.0 million and $1,137.1 million, respectively, of liabilities are outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2015 and 2014, $201.4 million and $505.8 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2015 and 2014, $246.0 million and $549.2 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement‑backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. As of December 31, 2015 and 2014, $3,537.0 million and $3,284.7 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Future Policy Benefits and Claims

Activity associated with unpaid disability and health claims is summarized as follows:

	December 31,
	2015	2014	2013
	(in millions)

Balance at beginning of year	$1,240.1	$1,144.7	$1,066.0
Incurred:
Current year	810.2	760.5	712.0
Prior years	—	1.2	1.0
Total incurred	810.2	761.7	713.0
Payments:
Current year	484.3	445.5	432.1
Prior years	243.3	220.8	202.2
Total payments	727.6	666.3	634.3
Balance at end of year:
Current year	325.9	315.0	279.9
Prior years	996.8	925.1	864.8
Total balance at end of year	$1,322.7	$1,240.1	$1,144.7

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$51.5	$47.5	$43.4
Reinsurance recoverables for unpaid claims	$325.2	$304.6	$265.8

Incurred liability adjustments relating to prior years, which affected current operations during 2015, 2014 and 2013, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid disability and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid disability and health claims.

10. Debt

Short-Term Debt

As of December 31, 2015 and 2014, we had $108.8 million and $154.5 million, respectively, of outstanding borrowings related to affiliated credit facilities, which consisted of a payable to PFSI, with no assets pledged as support. Interest paid on intercompany debt was $0.4 million, $0.5 million and $0.8 million during 2015, 2014 and 2013, respectively. As of both December 31, 2015 and 2014, we had external short-term credit facilities with various financial institutions in an aggregate amount of $945.0 million. These credit facilities include a $400.0 million 5-year facility that matures in March 2019, with PFG, PFSI and us as co-borrowers, a $300.0 million 364-day facility with us as borrower that matures in March 2015, and a $200.0 million 3-year facility with PFG, PFSI, Principal Financial Services V (UK) LTD and us as the co-borrowers that matures in March 2017. These facilities may be used for general corporate purposes, including commercial paper back-stop. Our commercial paper programs require 100% back-stop support, of which there were no outstanding balances as of December 31, 2015 and 2014.

The weighted‑average interest rate on short-term borrowings as of December 31, 2015 and 2014, was 0.2% and 0.1%, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
Long-Term Debt

The components of long-term debt were as follows:

	December 31,
	2015	2014
	(in millions)

Non-recourse mortgages and notes payable	$42.8	$82.3
Total long-term debt	$42.8	$82.3

The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.
On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates held any portion of the notes. Each payment of interest and principal on the notes, however, could be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we had sufficient surplus earnings to make such payments. On March 1, 2014, we redeemed the surplus notes in whole at a redemption price equal to 102.3% of par, which was approved by the Commissioner.

The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2015, ranged from $1.7 million to $41.1 million per development with interest rates being variable. Outstanding principal balances as of December 31, 2014, ranged from $1.7 million to $32.6 million per development with interest rates being variable. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $79.5 million and $155.6 million as of December 31, 2015 and 2014, respectively.
At December 31, 2015, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2016	$42.8
2017	—
2018	—
2019	—
2020	—
Thereafter	—
Total future maturities of the long-term debt	$42.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

11. Income Taxes
Income Tax Expense
Our income tax expense was as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Current income taxes (benefits):
U.S. federal	$266.2	$218.8	$98.2
State	9.3	6.0	4.9
Foreign	0.7	4.9	17.9
Tax benefit of operating loss carryforward	(42.3)	(161.4)	(130.4)
Total current income taxes (benefits)	233.9	68.3	(9.4)
Deferred income taxes:
U.S. federal	46.4	172.7	181.3
State	1.6	2.0	1.3
Total deferred income taxes	48.0	174.7	182.6
Total income taxes	$281.9	$243.0	$173.2
Effective Income Tax Rate
Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2015	2014	2013
U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(13)	(12)	(13)
Interest exclusion from taxable income	(2)	(2)	(2)
Tax credits	(2)	(2)	—
Impact of court ruling on some uncertain tax positions	4	—	—
Other	1	1	—
Effective income tax rate	23%	20%	20%
Unrecognized Tax Benefits
A summary of the changes in unrecognized tax benefits follows.

	For the year ended December 31,
	2015	2014
	(in millions)
Balance at beginning of period	$168.5	$106.0
Additions based on tax positions related to the current year	12.8	12.1
Additions for tax positions of prior years	45.2	58.8
Reductions for tax positions related to the current year	(8.7)	(8.4)
Reductions for tax positions of prior years	(2.6)	—
Balance at end of period (1)	$215.2	$168.5
(1) Of this amount, $75.7 million, if recognized, would reduce the 2015 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses.

As of December 31, 2015 and 2014, we had recognized $137.9 million and $100.4 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Net Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our net deferred income taxes were as follows:

	December 31,
	2015	2014
	(in millions)
Deferred income tax assets:
Insurance liabilities	$109.6	$390.8
Investments, including derivatives	354.2	380.6
Net operating loss carryforwards	0.5	42.8
Tax credit carryforwards	158.5	71.6
Employee benefits	158.4	147.3
Foreign currency translation	123.4	61.8
Total deferred income tax assets	904.6	1,094.9
Deferred income tax liabilities:
Deferred acquisition costs	(831.0)	(728.3)
Investments, including derivatives	(355.3)	(374.2)
Net unrealized gains on available-for-sale securities	(373.0)	(901.0)
Real estate	(122.1)	(132.7)
Intangible assets	(16.4)	(22.4)
Other deferred income tax liabilities	(99.6)	(19.1)
Total deferred income tax liabilities	(1,797.4)	(2,177.7)
Total net deferred income tax liabilities	$(892.8)	$(1,082.8)
Net deferred income taxes by jurisdiction were as follows:

	December 31,
	2015	2014
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(887.3)	$(1,078.8)
State	(5.5)	(4.0)
Total net deferred income tax liabilities	$(892.8)	$(1,082.8)
In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2015 and 2014, we have tax credit carryforwards for U.S. federal income tax purposes of $158.5 million and $71.6 million, respectively. Alternative minimum, foreign and general business tax credit carryovers were generated during the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return beginning in 2012 and 2013. Some of these tax credit carryforwards will expire in 2023 while others never expire. As of December 31, 2015, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.
As of December 31, 2015 and 2014, domestic state net operating loss carryforwards were $9.4 million and $11.8 million, respectively, and will expire between 2015 and 2034. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized. As of December 31, 2015, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Other Tax Information

The Internal Revenue Service (“IRS”) has completed examination of the consolidated U.S. federal income tax returns for years prior to 2009. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We believe there is a reasonable possibility this litigation can be resolved within the next twelve months. As of December 31, 2015 and 2014, we had $232.1 million and $300.7 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

We filed claims for refund for tax years 2006 through 2008 in 2015. The IRS commenced audit of our U.S. federal income tax return for 2009 in the fourth quarter of 2011, 2010 in the first quarter of 2012, 2011 in the first quarter of 2013, and 2012 in the third quarter of 2015. We do not expect the results of these audits or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

The U.S. Court of Federal Claims denied cross-motions for partial summary judgment on February 4, 2015, and ordered a trial on the previously taxed income issue in the case of Principal Life Insurance Company and Subsidiaries v. the United States. Previously, in the same case, on May 9, 2014, the court ruled against our tax treatment of transactions involving the purchase and sale of principal-only certificates. These recent events caused the re-evaluation of all our pending uncertain tax positions, which resulted in a $30.3 million reduction in net income in the first quarter of 2015 and a $47.5 million reduction in net income in the second quarter of 2014. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income. We do not believe there is a reasonable possibility the total amount of uncertain tax benefits will significantly increase or decrease in the next twelve months.

12. Employee and Agent Benefits

We participate in postretirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the postretirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies for plans we sponsor and we reimburse PFG for plans it sponsors. The reimbursement is not reflected in our employee and agent benefits disclosures.

Prior to November 2014, we sponsored defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. The funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. The funding policy for the nonqualified benefit plan is to fund the plan in the years that the employees are providing service, taking into account the funded status of the trust. While assets are designated to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP. Effective November 2014, PFG became the sponsor of these plans. We continue to reflect pension expense through our expense allocation agreement with PFG. In connection with the change in sponsorship, PFG assumed the pension plan liability from us.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

We provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, who retired on or after January 1, 2011, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.
Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service, taking into account the funded status of the trust.
Obligations and Funded Status
The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position, was as follows:

			Other postretirement
	Pension benefits		benefits
	December 31,		December 31,
	2015	2014	2015	2014
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$—	$(2,440.2)	$(169.7)	$(140.6)
Service cost	—	(45.0)	(2.0)	(1.4)
Interest cost	—	(97.6)	(6.6)	(6.6)
Actuarial gain	—	—	(2.7)	(26.0)
Participant contribution	—	—	(6.4)	(6.6)
Benefits paid	—	69.5	12.7	12.2
Plan transfer due to change in sponsorship	—	2,513.3	—	—
Other	—	—	9.0	(0.7)
Benefit obligation at end of year	$—	$—	$(165.7)	$(169.7)

Change in plan assets
Fair value of plan assets at beginning of year	$—	$1,925.6	$639.7	$613.0
Actual return on plan assets	—	110.0	(6.9)	31.9
Employer contribution	—	116.4	0.5	0.4
Participant contributions	—	—	6.4	6.6
Benefits paid	—	(69.5)	(12.7)	(12.2)
Plan transfer due to change in sponsorship	—	(2,082.5)	—	—
Fair value of plan assets at end of year	$—	$—	$627.0	$639.7

Amount recognized in statement of financial position
Other assets	$—	$—	$461.9	$470.7
Other liabilities	—	—	(0.6)	(0.7)
Total	$—	$—	$461.3	$470.0

Amount recognized in accumulated other comprehensive
income
Total net actuarial gain	$—	$—	$(8.6)	$(53.0)
Prior service benefit	—	—	(33.0)	(35.9)
Pre-tax accumulated other comprehensive income	$—	$—	$(41.6)	$(88.9)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Other Postretirement Plan Changes and Plan Gains/Losses

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) provides a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2015, 2014 and 2013, the Medicare subsidies we received and accrued for were $0.7 million, $0.7 million and $0.8 million, respectively.

Effective January 1, 2016, post-65 medical coverage for employees who retired from January 1, 1992, to December 31, 2010, will transition from a traditional medical plan to a stipend health reimbursement arrangement. This plan change reduced our accumulated postretirement benefit obligation by $15.5 million as of December 31, 2015. Offsetting this reduction is an adjustment in accumulated postretirement benefit obligation (recognized in fourth quarter 2015 expense) of $5.8 million related to dental plan benefits.

An actuarial loss occurred during 2015 for the other postretirement benefit plans. This was primarily due to a greater than expected increase in claim costs and a longer trend rate for participants under age 65. An actuarial loss occurred during 2014 for the other postretirement benefit plans. This was due to a decrease in the discount rate, a change in the mortality assumption, a lower than expected increase in the medical premium equivalents for participants over age 65 and a greater than expected increase in the claim costs for participants under age 65.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2015	2014
	(in millions)
Accumulated postretirement benefit obligation	$1.3	$1.5
Fair value of plan assets	0.7	0.8

Components of Net Periodic Benefit Cost

	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service cost	$—	$45.0	$57.1	$2.0	$1.4	$1.0
Interest cost	—	97.6	103.8	6.6	6.6	5.7
Expected return on plan assets	—	(110.0)	(127.4)	(34.0)	(32.6)	(28.8)
Amortization of prior service benefit	—	(3.9)	(8.7)	(18.4)	(20.3)	(25.9)
Recognized net actuarial (gain) loss	—	42.1	118.5	(0.8)	(3.4)	1.0
Other	—	—	—	5.8	—	—
Net periodic benefit cost (income)	$—	$70.8	$143.3	$(38.8)	$(48.3)	$(47.0)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

			Other postretirement
	Pension benefits		benefits
	For the year ended December 31,
	2015	2014	2015	2014
	(in millions)
Other changes recognized in accumulated other comprehensive
(income) loss
Net actuarial loss	$—	$—	$43.6	$26.7
Amortization of gain (loss)	—	(42.1)	0.8	3.4
Amortization of prior service benefit	—	3.9	18.4	20.3
Plan changes	—	—	(15.5)	—
Total recognized in pre-tax accumulated other comprehensive (income) loss	$—	$(38.2)	$47.3	$50.4
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive loss	$—	$32.6	$8.5	$2.1
In connection with the pension plan sponsorship change, at December 31, 2014, we transferred $341.1 of pre-tax accumulated other comprehensive loss to PFG.
Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2016 fiscal year are $0.2 million and $(20.3) million, respectively.
Assumptions
Weighted‑average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

	Other postretirement
	benefits
	For the year ended December 31,
	2015	2014
Discount rate	4.15%	4.00%
Rate of compensation increase	4.82%	4.82%

Weighted average assumptions used to determine net periodic benefit cost

	Pension benefits
	For the year ended December 31,
	2015	2014	2013
Discount rate	NA	4.90%	4.00%
Expected long-term return on plan assets	NA	6.75%	7.50%
Rate of compensation increase
Cash balance benefit	NA	5.29%	5.29%
Traditional benefit	NA	3.06%	3.06%

	Other postretirement benefits
	For the year ended December 31,
	2015	2014	2013
Discount rate	4.00%	4.90%	4.00%
Expected long-term return on plan assets	5.36%	5.36%	5.62%
Rate of compensation increase	4.82%	4.83%	4.83%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 5.36% expected long-term return on plan assets for 2015 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 5.4%, 5.0% and 5.85%, respectively.

Assumed Health Care Cost Trend Rates

	December 31,
	2015	2014
Health care cost trend rate assumed for next year under age 65	7.0%	7.0%
Health care cost trend rate assumed for next year age 65 and over	6.0%	6.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2023	2019
Year that the rate reaches the ultimate trend rate (65 and older)	2021	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$0.6	$(0.5)
Effect on accumulated postretirement benefit obligation	(7.1)	6.5

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds and exchange traded equity securities.

•
Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds.

•	Level 3 - Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include our general account investment.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of our general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date is as follows:

	December 31, 2015
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$5.9	$5.9	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	181.7	173.2	8.5	—
PLIC general account investment (2)	33.5	—	—	33.5
U.S. equity portfolios (3)	339.6	278.8	60.8	—
International equity portfolios (4)	66.3	54.4	11.9	—
Total	$627.0	$512.3	$81.2	$33.5

	December 31, 2014
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$5.5	$5.5	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	164.4	161.1	3.3	—
PLIC general account investment (2)	36.3	—	—	36.3
U.S. equity portfolios (3)	375.6	311.0	64.6	—
International equity portfolios (4)	57.9	44.5	13.4	—
Total	$639.7	$522.1	$81.3	$36.3

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The general account is invested in various fixed income securities.

(3)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(4)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.
As of December 31, 2015 and 2014, respectively, $81.2 million and $81.3 million of assets in the U.S. equity and international equity portfolios were included in a trust owned life insurance contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2015
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to		Net			asset
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2014	date	period	settlements	Level 3	Level 3	2015
(in millions)
Asset category
PLIC general account
investment	$36.3	$0.2	$—	$(3.0)	$—	$—	$33.5

For the year ended December 31, 2014
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2013	date	period	settlements	Level 3	Level 3	2014
(in millions)
Asset category
PLIC general account
investment	$38.8	$0.8	$—	$(3.3)	$—	$—	$36.3

For the year ended December 31, 2013
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2012	date	period	settlements	Level 3	Level 3	2013
(in millions)
Asset category
PLIC general account
investment	$42.1	$1.1	$—	$(4.4)	$—	$—	$38.8

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset Category	Target allocation
U.S. equity portfolios	45%
International equity portfolios	30%
Fixed income security portfolios	25%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

	Other postretirement
	benefits (gross benefit
	payments, including	Amount of Medicare
	prescription drug benefits)	Part D subsidy receipts
	(in millions)
Year ending December 31:
2016	$14.3	$0.2
2017	14.4	0.1
2018	14.5	0.2
2019	14.9	0.1
2020	15.2	0.1
2021-2025	83.9	0.4
The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2015.
The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and nonqualified plans.

	For the year ended December 31,
	2015			2014
	Qualified	Nonqualified		Qualified	Nonqualified
	Plan	Plan	Total	Plan	Plan	Total
	(in millions)
Components of net periodic benefit cost
Service cost	$—	$—	$—	$39.0	$6.0	$45.0
Interest cost	—	—	—	82.6	15.0	97.6
Expected return on plan assets	—	—	—	(110.0)	—	(110.0)
Amortization of prior service benefit	—	—	—	(2.6)	(1.3)	(3.9)
Recognized net actuarial loss	—	—	—	35.8	6.3	42.1
Net periodic benefit cost	$—	$—	$—	$44.8	$26.0	$70.8

Other changes recognized in accumulated other
comprehensive (income) loss
Amortization of net loss	$—	$—	$—	$(35.8)	$(6.3)	$(42.1)
Amortization of prior service benefit	—	—	—	2.6	1.3	3.9
Total recognized in pre-tax accumulated other
comprehensive income	$—	$—	$—	$(33.2)	$(5.0)	$(38.2)
Total recognized in net periodic benefit cost and pre-
tax accumulated other comprehensive loss	$—	$—	$—	$11.6	$21.0	$32.6
We have defined contribution plans that are generally available to all U.S. employees and agents. Eligible participants could not contribute more than $18,000 of their compensation to the plans in 2015. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We match the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum matching contribution of 3% of the participant's

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
compensation. For all other participants, we match the participant's contributions at a 75% contribution rate up to a maximum matching contribution of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG’s common stock. We contributed $45.7 million, $41.7 million and $39.8 million in 2015, 2014 and 2013, respectively, to our qualified defined contribution plans.

We also have nonqualified deferred compensation plans available to select employees and agents that allow them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. In 2015, we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $4.5 million, $4.1 million and $5.0 million in 2015, 2014 and 2013, respectively, to our nonqualified deferred compensation plans.

13. Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services; individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the United States Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act ("ERISA") and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On March 18, 2014, McCaffree Financial Corp. Employee Retirement Program (“McCaffree”) filed a putative class action lawsuit in the United States District Court for the Southern District of Iowa against us. The complaint alleged, among other things, breach of duty of loyalty, breach of duty of prudence and prohibited transactions under ERISA. McCaffree seeks a nationwide class action on behalf of all participants and beneficiaries of defined contribution retirement plans that invested in any Principal Separate Account in the last six years. McCaffree seeks disgorgement of all fees it alleges we improperly retained in addition to other general claims for relief. We filed a motion to dismiss the case and on December 11, 2014, the court granted the motion. On January 8, 2016, the Eighth Circuit Court of Appeals affirmed the district court’s decision dismissing the complaint against us. We will continue to aggressively defend the case.

On August 29, 2013, American Chemicals & Equipment, Inc. 401(k) Retirement Plan (“ACE”) filed a lawsuit in the United States District Court for the Northern District of Alabama against Principal Management Corporation and Principal Global Investors, LLC (the “ACE Defendants”). The lawsuit alleges the ACE Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging excessive fees on certain of the LifeTime series target date funds. On January 24, 2014, the court granted the motion filed by the ACE Defendants to transfer the case to the Southern District of Iowa. The case is set for trial on April 11, 2016. The ACE Defendants continue to aggressively defend the lawsuit.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

In 2008, we received approximately $440.0 million in connection with the termination of certain structured transactions and the resulting prepayment of our investment in those transactions. The transactions involved Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. (collectively, “Lehman”) in various capacities. Subsequent to Lehman’s 2008 bankruptcy filing, its bankruptcy estate initiated several lawsuits seeking to recover from numerous sources significant amounts to which it claims entitlement under various theories. We are one of a large group of defendants to this action, and believe that we have meritorious defenses to Lehman’s claims and intend to aggressively defend against them. The estate’s claim against us, including interest through November 2014 (which we also dispute), was approximately $550.0 million.
While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe that any such matter will have a material adverse effect on our business or financial position. As of December 31, 2015, there were no estimated losses accrued related to the legal matters discussed above because we believe the loss from these matters is not probable and cannot be reasonably estimated.
We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. Unless otherwise noted, all of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith.
The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2015.
Guarantees and Indemnifications
In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plan and to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2015, was approximately $282.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.
We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.
Guaranty Funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2015 and 2014, the liability balance for guaranty fund assessments, which is not discounted, was $15.1 million and $16.8 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2015 and 2014, $5.7 million and $7.1 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Operating Leases
As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2015, 2014 and 2013 was $29.5 million, $29.5 million and $26.4 million, respectively.
The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2016	$34.9
2017	30.5
2018	22.5
2019	15.5
2020	11.8
2021 and thereafter	37.7
Total operating lease obligations	152.9
Less: Future sublease rental income on noncancelable leases	4.1
Total future minimum lease payments	$148.8

Capital Leases
We lease buildings and hardware storage equipment under capital leases. As of December 31, 2015 and 2014, these leases had a gross asset balance of $57.8 million and $54.5 million and accumulated depreciation of $28.1 million and $17.0 million, respectively. Depreciation expense for the years ended December 31, 2015, 2014 and 2013 was $11.8 million, $11.8 million and $9.3 million, respectively.
The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2016	$5.7
2017	2.8
2018	0.8
2019	—
2020	—
2021 and thereafter	—
Total	9.3
Less: Amounts representing interest	0.3
Net present value of minimum lease payments	$9.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2015
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,552.7)	$544.0	$(1,008.7)
Reclassification adjustment for losses included in net income (1)	16.7	(5.8)	10.9
Adjustments for assumed changes in amortization patterns	201.2	(70.4)	130.8
Adjustments for assumed changes in policyholder liabilities	645.2	(225.9)	419.3
Net unrealized losses on available-for-sale securities	(689.6)	241.9	(447.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	29.2	(10.3)	18.9
Adjustments for assumed changes in amortization patterns	(0.9)	0.3	(0.6)
Adjustments for assumed changes in policyholder liabilities	0.7	(0.2)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	29.0	(10.2)	18.8

Net unrealized gains on derivative instruments during the period	58.4	(20.4)	38.0
Reclassification adjustment for gains included in net income (3)	(45.2)	15.9	(29.3)
Adjustments for assumed changes in amortization patterns	19.5	(6.9)	12.6
Adjustments for assumed changes in policyholder liabilities	(10.8)	3.8	(7.0)
Net unrealized gains on derivative instruments	21.9	(7.6)	14.3

Foreign currency translation adjustment	—	(0.1)	(0.1)

Unrecognized postretirement benefit obligation during the period	(28.2)	9.9	(18.3)
Amortization of prior service benefit and actuarial gain included in
net periodic benefit cost (4)	(19.2)	6.7	(12.5)
Net unrecognized postretirement benefit obligation	(47.4)	16.6	(30.8)

Other comprehensive loss	$(686.1)	$240.6	$(445.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2014
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$884.2	$(309.9)	$574.3
Reclassification adjustment for gains included in net income (1)	(66.2)	23.1	(43.1)
Adjustments for assumed changes in amortization patterns	(63.4)	22.2	(41.2)
Adjustments for assumed changes in policyholder liabilities	(352.3)	123.5	(228.8)
Net unrealized gains on available-for-sale securities	402.3	(141.1)	261.2

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	102.2	(35.8)	66.4
Adjustments for assumed changes in amortization patterns	(4.7)	1.7	(3.0)
Adjustments for assumed changes in policyholder liabilities	(2.2)	0.7	(1.5)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	95.3	(33.4)	61.9

Net unrealized gains on derivative instruments during the period	100.3	(35.1)	65.2
Reclassification adjustment for gains included in net income (3)	(3.6)	1.2	(2.4)
Adjustments for assumed changes in amortization patterns	(12.8)	4.5	(8.3)
Adjustments for assumed changes in policyholder liabilities	3.2	(1.1)	2.1
Net unrealized gains on derivative instruments	87.1	(30.5)	56.6

Foreign currency translation adjustment	(5.3)	1.6	(3.7)

Unrecognized postretirement benefit obligation during the period	(26.7)	9.3	(17.4)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	14.5	(5.1)	9.4
Net unrecognized postretirement benefit obligation	(12.2)	4.2	(8.0)

Other comprehensive income	$567.2	$(199.2)	$368.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2013
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,520.2)	$533.0	$(987.2)
Reclassification adjustment for losses included in net income (1)	59.6	(20.8)	38.8
Adjustments for assumed changes in amortization patterns	252.8	(88.5)	164.3
Adjustments for assumed changes in policyholder liabilities	471.8	(165.4)	306.4
Net unrealized losses on available-for-sale securities	(736.0)	258.3	(477.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	22.0	(7.6)	14.4
Adjustments for assumed changes in amortization patterns	(14.4)	5.1	(9.3)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	7.6	(2.5)	5.1

Net unrealized losses on derivative instruments during the period	(46.3)	16.2	(30.1)
Reclassification adjustment for losses included in net income (3)	5.0	(1.8)	3.2
Adjustments for assumed changes in amortization patterns	10.9	(3.8)	7.1
Adjustments for assumed changes in policyholder liabilities	20.5	(7.2)	13.3
Net unrealized losses on derivative instruments	(9.9)	3.4	(6.5)

Foreign currency translation adjustment	1.6	(1.6)	—

Unrecognized postretirement benefit obligation during the period	426.7	(149.3)	277.4
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	84.9	(29.7)	55.2
Net unrecognized postretirement benefit obligation	511.6	(179.0)	332.6

Other comprehensive loss	$(225.1)	$78.6	$(146.5)

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 6, Derivative Financial Instruments - Cash Flow Hedges, for further details.
(4) Pre-tax amortization of prior service cost and actuarial loss included in net periodic benefit cost, which is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits - Components of Net Periodic Benefit Cost, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances at January 1, 2013	$1,274.0	$(171.9)	$27.1	$1.9	$(488.5)	$642.6
Other comprehensive loss
during the period, net of
adjustments	(516.5)	—	(9.7)	(0.4)	277.4	(249.2)
Amounts reclassified from AOCI	38.8	5.1	3.2	—	55.2	102.3
Other comprehensive loss	(477.7)	5.1	(6.5)	(0.4)	332.6	(146.9)
Balances at December 31, 2013	796.3	(166.8)	20.6	1.5	(155.9)	495.7
Other comprehensive income
during the period, net of
adjustments	304.3	—	59.0	(2.4)	(17.4)	343.5
Amounts reclassified from AOCI	(43.1)	61.9	(2.4)	—	9.4	25.8
Other comprehensive income	261.2	61.9	56.6	(2.4)	(8.0)	369.3
Pension plan transfer due to
change in sponsorship	—	—	—	—	221.7	221.7
Balances at December 31, 2014	1,057.5	(104.9)	77.2	(0.9)	57.8	1,086.7
Other comprehensive loss
during the period, net of
adjustments	(458.6)	—	43.6	—	(18.3)	(433.3)
Amounts reclassified from AOCI	10.9	18.8	(29.3)	—	(12.5)	(12.1)
Other comprehensive loss	(447.7)	18.8	14.3	—	(30.8)	(445.4)
Balances at December 31, 2015	$609.8	$(86.1)	$91.5	$(0.9)	$27.0	$641.3

Noncontrolling Interest

Interests held by unaffiliated parties in consolidated entities are reflected in noncontrolling interest, which represents the noncontrolling partners’ share of the underlying net assets of our consolidated subsidiaries. Noncontrolling interest that is not redeemable is reported in the equity section of the consolidated statements of financial position.

The noncontrolling interest holders in certain of our consolidated entities maintain an equity interest that is redeemable at the option of the holder, which may be exercised on varying dates. Since redemption of the noncontrolling interest is outside of our control, this interest is presented on the consolidated statements of financial position line item titled “Redeemable noncontrolling interest.” If the interest were to be redeemed, we would be required to purchase such interest at a redemption value based on fair value or a formula that management intended to reasonably approximate fair value based on a fixed multiple of earnings over a measurement period. As such, the carrying value of the redeemable noncontrolling interest is compared to the redemption value at each reporting period. Any adjustments to the carrying amount of the redeemable noncontrolling interest for changes in redemption value prior to exercise of the redemption option are determined after the attribution of net income or loss of the subsidiary and are recognized in the redemption value as they occur. Adjustments to the carrying value of redeemable noncontrolling interest result in adjustments to additional paid-in capital and/or retained earnings. Adjustments are recorded in retained earnings to the extent the redemption value of the redeemable noncontrolling interest exceeds its fair value. All other adjustments to the redeemable noncontrolling interest are recorded in additional paid-in capital.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Following is a reconciliation of the changes in the redeemable noncontrolling interest (in millions):

Balance at January 1, 2013	$23.2
Net income attributable to redeemable noncontrolling interest	13.6
Reclassification from stockholder's equity (1)	166.7
Distributions to redeemable noncontrolling interest	(13.0)
Change in redemption value of redeemable noncontrolling interest	17.8
Foreign currency translation adjustment	0.4
Balance at December 31, 2013	208.7
Net income attributable to redeemable noncontrolling interest	9.7
Distributions to redeemable noncontrolling interest	(14.9)
Purchase of subsidiary shares from redeemable noncontrolling interest (2)	(215.7)
Change in redemption value of redeemable noncontrolling interest	34.6
Foreign currency translation adjustment	(1.3)
Balance at December 31, 2014	21.1
Net income attributable to redeemable noncontrolling interest	0.8
Distributions to redeemable noncontrolling interest	(1.0)
Purchase of subsidiary shares from redeemable noncontrolling interest	(1.7)
Transfer to affiliate (3)	(19.1)
Foreign currency translation adjustment	(0.1)
Balance at December 31, 2015	$—

(1)
During the third quarter of 2013, we identified a classification error of certain of our noncontrolling interests. The classification error had no impact on net income. We evaluated the classification error based on qualitative and quantitative factors in accordance with SEC Staff Accounting Bulletins 99 and 108 and concluded the impact was not material in the current or any prior quarterly or annual periods presented. During the third quarter of 2013, we recorded a $166.7 million increase to redeemable noncontrolling interest and a corresponding decrease to stockholder’s equity.

(2) During the third quarter of 2014 we increased our ownership stake in Columbus Circle Investors.
(3) See Note 2, Related Party Transactions, for additional information.

Dividend Limitations
Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2015 statutory results, we could pay approximately $937.0 million in stockholder dividends in 2016 without exceeding the statutory limitation.

15. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs. Our level 2 assets also include commercial mortgage loan investments of consolidated VIEs for which the fair value option was elected.

•
Level 3 - Fair values are based on at least one significant unobservable input for the asset or liability. Our Level 3 assets and liabilities include certain assets and liabilities priced using broker quotes or other valuation methods that utilize at least one significant unobservable input. These include fixed maturities, private equity securities, real estate and commercial mortgage loan investments of our separate accounts, obligations of consolidated VIEs for which the fair value option was elected, complex derivatives, embedded derivatives and equity method real estate investments for which the fair value option was elected.

Determination of Fair Value
The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. Beginning in 2015 a measurement alternative is used for CCFEs utilizing the more observable of the fair value of the financial assets or the financial liabilities for both the financial assets and financial liabilities. We did not make any other significant changes to our valuation processes during 2015.
Fixed Maturities
Fixed maturities include bonds, redeemable preferred stock, ABS and certain nonredeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.
When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized, which are reflected in Level 3 and can include fixed maturities across all asset classes. As of December 31, 2015, less than 1% of our fixed maturities were valued using internal pricing models, which were classified as Level 3 assets accordingly.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.
Equity Securities
Equity securities include mutual funds, common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.
Derivatives
The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair values of derivative instruments cleared through centralized clearinghouses are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap curve in their valuation. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices, and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.
Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps, interest rate collars and swaptions that are valued using broker quotes. These are reflected in Level 3.
Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.
Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.
Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3. In addition, we have a limited number of total return swaps that are valued based on the observable quoted price of underlying equity indices. These are reflected in Level 2.
Other Investments
Other investments reported at fair value include seed money investments, other investment funds, commercial mortgage loans of consolidated VIEs and equity method real estate investments for which the fair value option was elected.
The fair value of seed money and other investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we feel we would be able to initiate a transaction. Seed money investments in mutual funds for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Seed money investments in mutual funds that do not have a quoted price in an active market and other investment funds, which are relatively illiquid due to restrictions on sale, are reflected in Level 2.
Commercial mortgage loans of consolidated VIEs valued using the measurement alternative for CCFEs are reflected in Level 2. These investments are based on the more observable fair value of the liabilities of the consolidated VIEs.
Prior to 2015, commercial mortgage loans of consolidated VIEs for which the fair value option was elected were reflected in Level 3. The fair value of the commercial mortgage loans was computed utilizing a discount rate based on the current market. The market discount rate was then adjusted based on various factors that differentiate it from our pool of loans. Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.
Cash and Cash Equivalents
Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of less than three months. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.
Separate Account Assets
Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Investment Contracts

Certain annuity contracts and other investment contracts include embedded derivatives that have been bifurcated from the host contract and that are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using stochastic models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own non-performance risk for investment contracts and any embedded derivatives bifurcated from certain annuity and investment contracts is based on the current market credit spreads for debt-like instruments that we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. The VIEs’ obligations are valued either based on prices obtained from third party pricing vendors which are reflected in Level 2, or internal pricing models, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	December 31, 2015
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,438.7	$919.8	$518.9	$—
Non-U.S. governments	424.0	—	384.5	39.5
States and political subdivisions	4,664.3	—	4,664.3	—
Corporate	28,275.1	38.0	28,080.8	156.3
Residential mortgage-backed securities	2,614.2	—	2,614.2	—
Commercial mortgage-backed securities	3,850.0	—	3,845.2	4.8
Collateralized debt obligations	663.6	—	600.1	63.5
Other debt obligations	4,533.5	—	4,526.0	7.5
Total fixed maturities, available-for-sale	46,463.4	957.8	45,234.0	271.6
Fixed maturities, trading	538.8	199.2	204.1	135.5
Equity securities, available-for-sale	101.8	62.2	35.5	4.1
Equity securities, trading	204.4	2.7	201.7	—
Derivative assets (1)	656.5	—	609.8	46.7
Other investments (2)	141.5	16.5	89.9	35.1
Cash equivalents (3)	948.9	—	948.9	—
Sub-total excluding separate account assets	49,055.3	1,238.4	47,323.9	493.0

Separate account assets	94,762.8	72,096.2	15,775.1	6,891.5
Total assets	$143,818.1	$73,334.6	$63,099.0	$7,384.5

Liabilities
Investment contracts (4)	$(151.1)	$—	$—	$(151.1)
Derivative liabilities (1)	(729.0)	—	(678.5)	(50.5)
Other liabilities (4)	(298.4)	—	(230.3)	(68.1)
Total liabilities	$(1,178.5)	$—	$(908.8)	$(269.7)

Net assets	$142,639.6	$73,334.6	$62,190.2	$7,114.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,110.7	$709.4	$401.3	$—
Non-U.S. governments	446.6	—	436.3	10.3
States and political subdivisions	4,176.2	—	4,176.2	—
Corporate	28,914.7	40.2	28,685.9	188.6
Residential mortgage-backed securities	2,805.2	—	2,805.2	—
Commercial mortgage-backed securities	3,975.5	—	3,975.5	—
Collateralized debt obligations	504.1	—	439.9	64.2
Other debt obligations	4,616.4	—	4,552.7	63.7
Total fixed maturities, available-for-sale	46,549.4	749.6	45,473.0	326.8
Fixed maturities, trading	400.3	—	260.6	139.7
Equity securities, available-for-sale	108.9	53.4	51.4	4.1
Equity securities, trading	191.6	2.0	189.6	—
Derivative assets (1)	650.8	—	597.1	53.7
Other investments (2)	239.6	—	112.4	127.2
Cash equivalents (3)	284.5	—	284.5	—
Sub-total excluding separate account assets	48,425.1	805.0	46,968.6	651.5

Separate account assets	94,328.4	73,181.4	15,289.5	5,857.5
Total assets	$142,753.5	$73,986.4	$62,258.1	$6,509.0

Liabilities
Investment contracts (4)	$(155.9)	$—	$—	$(155.9)
Derivative liabilities (1)	(763.8)	—	(728.3)	(35.5)
Other liabilities (4)	(310.1)	—	(243.8)	(66.3)
Total liabilities	$(1,229.8)	$—	$(972.1)	$(257.7)

Net assets	$141,523.7	$73,986.4	$61,286.0	$6,251.3

(1) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of certain credit default swaps and other swaps that are Level 3.
(2) Primarily includes seed money investments, other investment funds, commercial mortgage loans of consolidated VIEs and equity method investments reported at fair value.
(3) Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.
(4) Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. Other liabilities also include obligations of consolidated VIEs reported at fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are summarized as follows:

	For the year ended December 31, 2015
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2014	(1)	income	(4)	Level 3	Level 3	2015	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$10.3	$—	$(0.7)	$29.9	$—	$—	$39.5	$—
Corporate	188.6	—	(4.8)	17.2	42.8	(87.5)	156.3	—
Commercial
mortgage-backed
securities	—	0.1	—	12.3	—	(7.6)	4.8	—
Collateralized
debt obligations	64.2	—	(0.1)	(0.6)	—	—	63.5	—
Other debt
obligations	63.7	—	0.8	7.0	—	(64.0)	7.5	—
Total fixed
maturities,
available-for-sale	326.8	0.1	(4.8)	65.8	42.8	(159.1)	271.6	—
Fixed maturities,
trading	139.7	(4.0)	—	(0.2)	—	—	135.5	(4.2)
Equity securities,
available-for-sale	4.1	—	—	—	—	—	4.1	—
Derivative assets	53.7	(9.2)	—	2.2	—	—	46.7	(9.0)
Other investments	127.2	7.3	—	(64.4)	—	(35.0)	35.1	7.2
Separate account
assets (2)	5,857.5	983.9	—	41.9	8.5	(0.3)	6,891.5	850.3

Liabilities
Investment contracts	(155.9)	(5.7)	—	10.5	—	—	(151.1)	(10.1)
Derivative liabilities	(35.5)	(17.4)	2.2	0.2	—	—	(50.5)	(18.0)
Other liabilities (3)	(66.3)	(1.8)	—	—	—	—	(68.1)	(1.9)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2014
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2013	(1)	income	(4)	Level 3	Level 3	2014	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$11.7	$—	$(0.2)	$(1.2)	$—	$—	$10.3	$—
States and political
subdivisions	1.8	—	—	(0.1)	—	(1.7)	—	—
Corporate	114.8	(1.4)	(1.5)	48.0	46.6	(17.9)	188.6	(1.3)
Commercial
mortgage-backed
securities	1.6	(1.2)	1.3	(6.0)	6.8	(2.5)	—	—
Collateralized
debt obligations	37.8	—	0.4	46.1	3.9	(24.0)	64.2	—
Other debt
obligations	84.1	—	1.4	7.9	—	(29.7)	63.7	—
Total fixed
maturities,
available-for-sale	251.8	(2.6)	1.4	94.7	57.3	(75.8)	326.8	(1.3)
Fixed maturities,
trading	169.9	9.9	—	(40.1)	—	—	139.7	1.2
Equity securities,
available-for-sale	16.9	4.2	2.8	(20.0)	0.2	—	4.1	(0.3)
Derivative assets	74.2	(32.0)	—	11.5	—	—	53.7	(32.0)
Other investments	142.9	15.7	—	(31.4)	—	—	127.2	15.7
Separate account
assets (2)	5,097.9	653.5	—	115.6	4.4	(13.9)	5,857.5	608.4

Liabilities
Investment contracts	9.5	(190.2)	—	24.8	—	—	(155.9)	(190.6)
Derivative liabilities	(39.6)	3.9	(0.4)	0.6	—	—	(35.5)	(0.9)
Other liabilities (3)	(73.9)	(1.4)	—	9.0	—	—	(66.3)	(0.8)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2013
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2012	(1)	income	(4)	Level 3	Level 3	2013	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$12.9	$—	$—	$(1.2)	$—	$—	$11.7	$—
States and political
subdivisions	1.9	—	—	(0.1)	—	—	1.8	—
Corporate	117.8	(11.4)	2.2	(15.2)	105.3	(83.9)	114.8	(8.6)
Commercial
mortgage-backed
securities	—	—	(0.1)	(0.7)	2.4	—	1.6	—
Collateralized
debt obligations	77.6	2.1	7.2	(56.0)	31.7	(24.8)	37.8	—
Other debt
obligations	14.7	(0.3)	2.8	34.9	32.0	—	84.1	(0.3)
Total fixed
maturities,
available-for-sale	224.9	(9.6)	12.1	(38.3)	171.4	(108.7)	251.8	(8.9)
Fixed maturities,
trading	166.8	3.0	—	0.1	—	—	169.9	3.1
Equity securities,
available-for-sale	15.3	(0.2)	1.8	—	—	—	16.9	(0.2)
Derivative assets	73.3	(20.7)	—	21.6	—	—	74.2	(19.8)
Other investments	113.9	11.2	—	17.8	—	—	142.9	11.2
Separate account
assets (2)	4,450.7	585.2	—	55.8	12.7	(6.5)	5,097.9	556.1

Liabilities
Investment contracts	(148.1)	143.4	—	14.2	—	—	9.5	141.1
Derivative liabilities	(101.7)	54.4	(0.1)	7.8	—	—	(39.6)	53.9
Other liabilities (3)	(39.6)	(34.3)	—	—	—	—	(73.9)	(34.3)

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in AOCI.
(4) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2015
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$31.2	$—	$—	$(1.3)	$29.9
Corporate	34.6	—	—	(17.4)	17.2
Commercial mortgage-backed securities	12.4	—	—	(0.1)	12.3
Collateralized debt obligations	0	—	—	(0.6)	(0.6)
Other debt obligations	16.5	—	—	(9.5)	7.0

Total fixed maturities, available-for-sale	94.7	—	—	(28.9)	65.8
Fixed maturities, trading	—	(0.2)	—	—	(0.2)
Derivative assets	2.5	(0.3)	—	—	2.2
Other investments	4.4	(68.8)	—	—	(64.4)
Separate account assets (5)	739.2	(396.4)	(323.4)	22.5	41.9

Liabilities
Investment contracts	—	—	5.1	5.4	10.5
Derivative liabilities	—	0.2	—	—	0.2

	For the year ended December 31, 2014
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.2)	$(1.2)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	79.3	(23.6)	—	(7.7)	48.0
Commercial mortgage-backed securities	—	(5.8)	—	(0.2)	(6.0)
Collateralized debt obligations	61.3	—	—	(15.2)	46.1
Other debt obligations	19.2	—	—	(11.3)	7.9

Total fixed maturities, available-for-sale	159.8	(29.4)	—	(35.7)	94.7
Fixed maturities, trading	—	(10.0)	—	(30.1)	(40.1)
Equity securities, available-for-sale	—	(20.0)	—	—	(20.0)
Derivative assets	11.8	(0.3)	—	—	11.5
Other investments	0.2	—	—	(31.6)	(31.4)
Separate account assets (5)	537.6	(330.5)	(331.8)	240.3	115.6

Liabilities
Investment contracts	—	—	20.7	4.1	24.8
Derivative liabilities	(1.5)	2.1	—	—	0.6
Other liabilities	—	9.0	—	—	9.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2013
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.2)	$(1.2)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	18.0	(17.0)	—	(16.2)	(15.2)
Commercial mortgage-backed securities	—	—	—	(0.7)	(0.7)
Collateralized debt obligations	17.0	(47.4)	—	(25.6)	(56.0)
Other debt obligations	37.8	—	—	(2.9)	34.9
Total fixed maturities, available-for-sale	72.8	(64.4)	—	(46.7)	(38.3)
Fixed maturities, trading	—	—	—	0.1	0.1
Derivative assets	22.1	(0.5)	—	—	21.6
Other investments	30.2	—	—	(12.4)	17.8
Separate account assets (5)	276.0	(170.8)	(21.8)	(27.6)	55.8

Liabilities
Investment contracts	—	—	10.9	3.3	14.2
Derivative liabilities	(3.4)	11.2	—	—	7.8

(1)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels are summarized below.

	For the year ended December 31, 2015
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$42.8	$—	$87.5
Commercial mortgage-backed
securities	—	—	—	—	—	7.6
Other debt obligations	—	—	—	—	—	64.0
Total fixed maturities,
available-for-sale	—	—	—	42.8	—	159.1
Other investments	—	—	22.2	—	—	35.0
Separate account assets	26.9	—	8.1	8.5	—	0.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2014
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
States and political subdivisions	$—	$—	$—	$—	$—	$1.7
Corporate	—	—	—	46.6	—	17.9
Commercial mortgage-backed
securities	—	—	—	6.8	—	2.5
Collateralized debt obligations	—	—	—	3.9	—	24.0
Other debt obligations	—	—	—	—	—	29.7
Total fixed maturities,
available-for-sale	—	—	—	57.3	—	75.8
Equity securities, available-for-
sale	—	—	—	0.2	—	—
Separate account assets	33.0	—	71.3	4.4	—	13.9

	For the year ended December 31, 2013
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$105.3	$—	$83.9
Commercial mortgage-backed
securities	—	—	—	2.4	—	—
Collateralized debt obligations	—	—	—	31.7	—	24.8
Other debt obligations	—	—	—	32.0	—	—
Total fixed maturities,
available-for-sale	—	—	—	171.4	—	108.7
Separate account assets	253.9	0.1	15.5	12.6	—	6.5
Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.
Assets transferred from Level 2 into Level 1 during 2015, 2014 and 2013, primarily included assets valued using a NAV with a quoted price in an active market for identical assets as a result of additional analysis to clarify the source of the quoted price.
Assets transferred into Level 3 during 2015, 2014 and 2013, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.
Assets transferred out of Level 3 during 2015, 2014 and 2013, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information. In addition, during 2015, assets transferred out of Level 3 included assets valued using the measurement alternative for CCFEs for which the corresponding liabilities have the more observable fair value and are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2015
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$8.9	Discounted cash flow	Discount rate (1)	2.2%	2.2%
			Illiquidity premium	50 basis points ("bps")	50bps
Corporate	43.2	Discounted cash flow	Discount rate (1)	0%-7.5%	5.1%
			Comparability adjustment	(4)bps-7bps	0bps
			Illiquidity premium	0bps-60bps	33bps
Collateralized debt obligations	3.1	Discounted cash flow	Discount rate (1)	28.0%	28.0%
			Probability of default	100.0%	100.0%
			Potential loss severity	67.0%	67.0%
Other debt obligations	7.5	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	750bps	750bps
Fixed maturities, trading	10.5	Discounted cash flow	Discount rate (1)	1.1%-2.7%	2.6%
			Illiquidity premium	0bps-300bps	240bps
Other investments	35.1	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.8%	7.8%
			Terminal capitalization rate	6.8%	6.8%
			Average market rent growth rate	3.2%	3.2%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	52.3%	52.3%
			Credit spread rate	2.3%	2.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2015
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	6,881.8	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%-8.2%	3.9%
			Illiquidity premium	0bps-60bps	7bps
			Credit spread rate	81bps-750bps	241bps
		Discounted cash flow - real estate	Discount rate (1)	5.3%-16.4%	7.2%
			Terminal capitalization rate	4.3%-9.8%	6.2%
			Average market rent growth rate	2.0%-4.3%	3.0%
		Discounted cash flow - real estate debt	Loan to value	7.8%-63.1%	47.4%
			Credit spread rate	1.4%-4.6%	2.2%

Liabilities
Investment contracts	(151.1)	Discounted cash flow	Long duration interest rate	2.5%-2.6% (3)
			Long-term equity market volatility	18.4%-44.4%
			Non-performance risk	0.4%-1.9%
			Utilization rate	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)

December 31, 2014
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$10.3	Discounted cash flow	Discount rate (1)	2.2%	2.2%
			Illiquidity premium	50 bps	50bps
Corporate	83.0	Discounted cash flow	Discount rate (1)	1.8%-6.7%	4.0%
			Comparability adjustment	0bps-1bps	0bps
			Illiquidity premium	0bps-25bps	13bps

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Collateralized debt obligations	12.7	Discounted cash flow	Discount rate (1)	2.7%-17.1%	6.1%
			Probability of default	0%-100%	23.5%
			Potential loss severity	0%-70%	16.4%
Other debt obligations	49.3	Discounted cash flow	Discount rate (1)	1.4%-5.0%	2.3%
			Illiquidity premium	0bps-1,000bps	175bps
Fixed maturities, trading	15.2	Discounted cash flow	Discount rate (1)	1.8%-126.9%	3.5%
			Illiquidity premium	200bps-1,400bps	460bps
	100.4	See note (2)
Other investments	35.0	Discounted cash flow - commercial mortgage loans of consolidated VIEs	Discount rate (1)	4.2%	4.2%
			Illiquidity premium	76bps	76bps
	92.2	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.3%-8.0%	7.6%
			Terminal capitalization rate	5.5%-6.8%	6.1%
			Average market rent growth rate	3.3%-3.7%	3.5%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	34.2%-58.9%	46.5%
			Credit spread rate	1.8%-2.0%	1.9%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	5,857.4	Discounted cash flow - mortgage loans	Discount rate (1)	1.1%-6.9%	3.2%
			Illiquidity premium	0bps-60bps	7bps
			Credit spread rate	70bps-632bps	221bps
		Discounted cash flow - real estate	Discount rate (1)	6.0%-24.6%	7.4%
			Terminal capitalization rate	4.5%-9.5%	6.4%
			Average market rent growth rate	1.3%-4.4%	3.0%
		Discounted cash flow - real estate debt	Loan to value	6.8%-64.1%	46.5%
			Credit spread rate	2.1%-4.8%	3.4%

Liabilities
Investment contracts	(155.9)	Discounted cash flow	Long duration interest rate	2.6%-2.7% (3)
			Long-term equity market volatility	18.4%-39.5%
			Non-performance risk	0.1%-1.4%
			Utilization rate	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)
Derivative liabilities	(19.3)	See note (2)
Other liabilities	(66.3)	See note (2)

(1)
Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any credit spread, illiquidity or other adjustments, where applicable.

(2)
Prior to 2015, the assets and liabilities fair values relate to a consolidated collateralized private investment vehicle that is a VIE. Fixed maturities, trading represents the underlying collateral of the investment structure and consists of high-grade fixed maturity investments, which are over-collateralized based on outstanding notes priced at par. The derivative liability represents credit default swaps that are valued using a correlation model to the credit default swap (“CDS”) Index (“CDX”) and inputs to the valuation are based on observable market data such as the end of period swap curve, CDS constituents of the index and spread levels of the index, as well as CDX tranche spreads. The value of the obligations, which are due at maturity or termination of the trust, reflect the third parties’ interest in the investment structure.

(3)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

(4)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(5)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Embedded derivatives can be either assets or liabilities within the investment contracts line item, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets are measured at fair value on a nonrecurring basis. During 2015, certain mortgage loans had been marked to fair value of $9.2 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $3.2 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.
During 2015, certain real estate had been written down to fair value of $30.9 million. This write down resulted in a loss of $2.9 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2015 were:
Discount rate = 8.6% - 10.5%
Terminal capitalization rate = 7.3% - 8.5%
Average market rent growth = 2.7% - 3.0%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

During 2014, certain mortgage loans had been marked to fair value of $68.1 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $10.0 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2014 were:

Discount rate = 8.8% - 11.0%
Terminal capitalization rate = 7.3% - 9.0%
Average market rent growth = 2.0% - 10.9%

During 2014, certain real estate had been written down to fair value of $22.3 million. This write down resulted in a loss of $6.2 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2014 were:

Discount rate = 9.6% - 11.8%
Terminal capitalization rate = 8.3% - 8.5%
Average market rent growth = 3.0% - 3.6%

During 2013, certain mortgage loans had been marked to fair value of $151.5 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $28.5 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2013 were:

Discount rate = 8.0% - 20.0%
Terminal capitalization rate = 7.3% - 10.5%
Average market rent growth = 1.0% - 10.9%

During 2013, certain mortgage servicing rights had been marked to fair value of $7.3 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net gain of $1.3 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans. The discount rate used in calculating the present value of the future servicing cash flows was 4.3% for the year ended December 31, 2013.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Fair Value Option

We elected fair value accounting for certain assets and liabilities of consolidated VIEs for which it was not practicable for us to determine the carrying value. The fair value option was elected for commercial mortgage loans reported with other investments and obligations reported with other liabilities in the consolidated statements of financial position. The changes in fair value of these items are reported in net realized capital gains (losses) on the consolidated statements of operations.
The fair value and aggregate contractual principal amounts of commercial mortgage loans for which the fair value option has been elected were $18.3 million and $17.8 million as of December 31, 2015, and $35.0 million and $32.4 million as of December 31, 2014, respectively. The change in fair value of the loans resulted in a $(2.0) million, $(1.5) million and $0.2 million pre-tax gain (loss) for the years ended December 31, 2015, 2014 and 2013, respectively, none of which related to instrument-specific credit risk. None of these loans were more than 90 days past due or in nonaccrual status. Interest income on these commercial mortgage loans is included in net investment income on the consolidated statements of operations and is recorded based on the effective interest rates as determined at the closing of the loan. Interest income recorded on these commercial mortgage loans was $3.6 million, $6.2 million and $5.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The fair value and aggregate unpaid principal amounts of obligations for which the fair value option has been elected were $68.1 million and $118.2 million as of December 31, 2015, and $71.0 million and $132.8 million as of December 31, 2014, respectively. For the years ended December 31, 2015, 2014 and 2013, the change in fair value of the obligations resulted in a pre-tax loss of $2.1 million, $0.7 million and $32.8 million, which includes a pre-tax loss of $1.9 million, $2.4 million and $34.3 million related to instrument-specific credit risk that is estimated based on credit spreads and quality ratings, respectively. Interest expense recorded on these obligations is included in operating expenses on the consolidated statements of operations and was $1.1 million, $3.0 million and $3.6 million for the years ended December 31, 2015, 2014 and 2013, respectively.

We invest in real estate ventures for the purpose of earning investment returns and for capital appreciation. We elected the fair value option for certain ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties. These investments are reported with other investments in the consolidated statements of financial position. The changes in fair value are reported in net investment income on the consolidated statements of operations. The fair value of the equity method investments for which the fair value option has been elected was $35.1 million and $92.2 million as of December 31, 2015 and 2014, respectively. The change in fair value of the investments resulted in a $7.2 million, $17.3 million and $11.0 million pre-tax gain for the years ended December 31, 2015, 2014 and 2013, respectively.
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2015
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$11,791.0	$12,105.1	$—	$—	$12,105.1
Policy loans	786.3	990.3	—	—	990.3
Other investments	148.5	160.0	—	81.1	78.9
Cash and cash equivalents	956.6	956.6	956.6	—	—
Investment contracts	(28,079.1)	(27,744.2)	—	(4,925.0)	(22,819.2)
Short-term debt	(108.8)	(108.8)	—	(108.8)	—
Long-term debt	(42.8)	(42.8)	—	—	(42.8)
Separate account liabilities	(83,316.9)	(82,582.6)	—	—	(82,582.6)
Bank deposits	(2,070.8)	(2,074.4)	(1,457.4)	(617.0)	—
Cash collateral payable	(210.4)	(210.4)	(210.4)	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$11,164.4	$11,703.0	$—	$—	$11,703.0
Policy loans	799.0	1,051.4	—	—	1,051.4
Other investments	108.5	108.9	—	81.0	27.9
Cash and cash equivalents	989.5	989.5	989.5	—	—
Investment contracts	(28,383.7)	(28,430.7)	—	(5,455.4)	(22,975.3)
Short-term debt	(154.5)	(154.5)	—	(154.5)	—
Long-term debt	(82.3)	(82.3)	—	—	(82.3)
Separate account liabilities	(82,986.8)	(82,265.5)	—	—	(82,265.5)
Bank deposits	(1,979.7)	(1,985.5)	(1,343.8)	(641.7)	—
Cash collateral payable	(138.7)	(138.7)	(138.7)	—	—
Mortgage Loans
Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values. These are reflected in Level 3.
Policy Loans
Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of the loans. These are reflected in Level 3.
Other Investments
The fair value of commercial loans and certain consumer loans included in other investments is calculated by discounting expected cash flows through the estimated maturity date using market interest rates that reflect the credit and interest rate risk inherent in the loans. The estimate of term to maturity is based on historical experience, adjusted as required, for current economic and lending conditions. The effect of nonperforming loans is considered in assessing the credit risk inherent in the fair value estimate. These are reflected in Level 3. The fair value of certain tax credit investments are estimated by discounting expected future tax benefits using estimated investment return rates. These are reflected in Level 3. The carrying value of the remaining investments reported in this line item approximate their fair value. These are reflected in Level 2.
Cash and Cash Equivalents
Certain cash equivalents not reported at fair value include short-term investments with maturities of less than three months for which public quotations are not available to use in determining fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value, which are reflected in Level 2. The carrying amounts of the remaining cash and cash equivalents that are not reported at fair value on a recurring basis approximate their fair value, which are reflected in Level 1 given the nature of cash.
Investment Contracts
The fair values of our reserves and liabilities for investment contracts are determined via a third party pricing vendor or using discounted cash flow analyses when we are unable to find a price from third party pricing vendors. Third party pricing on various outstanding medium-term notes and funding agreements is based on observable inputs such as benchmark yields and spreads based on reported trades for our medium-term notes and funding agreement issuances. These are reflected in Level 2. The discounted cash flow analyses for the remaining contracts is based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment contracts being valued. These are reflected in Level 3. Investment contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment contracts, are not required to be disclosed.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
Short-Term Debt
The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity, which is reflected in Level 2.
Long-Term Debt
Long-term debt primarily includes senior note issuances for which the fair values are determined using inputs that are observable in the market or that can be derived from or corroborated with observable market data. These are reflected in Level 2. Additionally, our long-term debt includes non-recourse mortgages and notes payable that are primarily financings for real estate developments for which the fair values are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. These are reflected in Level 3.
Separate Account Liabilities

Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on Treasury securities at maturities aligned with the estimated timing of fee collection. These are reflected in Level 3.

Bank Deposits

The fair value of deposits of our Principal Bank subsidiary with no stated maturity is equal to the amount payable on demand (i.e., their carrying amounts). These are reflected in Level 1. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. These are reflected in Level 2.

Cash Collateral Payable

The carrying amount of the payable associated with our obligation to return the cash collateral received under derivative credit support annex (collateral) agreements approximates its fair value, which is reflected in Level 1.

16. Statutory Insurance Financial Information
We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. As of December 31, 2015, our use of prescribed statutory accounting practices has resulted in lower statutory net income of $2.1 million relative to the accounting practices and procedures of the NAIC due to our accounting for derivatives that hedge some of our equity indexed products. In addition, as of December 31, 2015, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $158.1 million relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

We cede certain term and universal life insurance statutory reserves to affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2015, affiliated reinsurance entities assumed statutory reserves of $3,934.2 million from us. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2015, assets admitted under these practices totaled $1,447.0 million.
Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2015, we meet the minimum RBC requirements.
Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2015	2014	2013
	(in millions)
Statutory net income	$948.6	$535.5	$607.9
Statutory capital and surplus	4,496.7	4,202.1	4,142.2
17. Segment Information

We provide financial products and services through the following segments: Retirement and Income Solutions, Principal Global Investors and U.S. Insurance Solutions. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

In the fourth quarter of 2015 we implemented changes to our organizational structure to better align businesses, distribution teams and product offerings for future growth. The Retirement and Investor Services segment has been renamed to Retirement and Income Solutions.

The Retirement and Income Solutions segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third party clients.

The U.S. Insurance Solutions segment provides specialty benefits insurance, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance and non-medical fee-for-service claims administration, and individual life insurance throughout the United States.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other adjustments not allocated to the segments based on the nature of such items. Results of our exited group medical insurance business are reported in this segment.

Concurrent with the changes in our organizational structure, we changed our measure of segment profit or loss to pre-tax operating earnings. Management uses segment pre-tax operating earnings in evaluating performance and is consistent with financial results provided to securities analysts. We determine segment pre-tax operating earnings by adjusting U.S. GAAP income before income taxes for pre-tax net realized capital gains (losses), as adjusted, pre-tax other adjustments that management believes are not indicative of overall operating trends and certain adjustments related to equity method investments. Pre-tax net realized capital gains (losses), as adjusted, are net of related changes in the amortization pattern of DAC and related actuarial balances, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed, noncontrolling interest capital gains and losses and certain market value adjustments to fee revenues. Pre-tax net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges and revenue from our exited group medical insurance business. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment pre-tax operating earnings enhances the understanding of our results of operations by highlighting pre-tax earnings attributable to the normal, ongoing operations of the business. The change to our new measure of segment profit or loss has been applied retrospectively.
The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. For purposes of determining operating earnings, the segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.
The following tables summarize select financial information by segment, including operating revenues for our products and services, and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2015	December 31, 2014
	(in millions)
Assets:
Retirement and Income Solutions	$139,639.9	$137,821.9
Principal Global Investors	736.9	928.9
U.S. Insurance Solutions	21,939.3	21,382.2
Corporate	3,977.5	3,781.8
Total consolidated assets	$166,293.6	$163,914.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31,
	2015	2014	2013

	(in millions)
Operating revenues by segment:
Retirement and Income Solutions:
Retirement and Income Solutions - Fee	$1,774.0	$1,778.9	$1,645.8
Retirement and Income Solutions - Spread	4,392.9	3,020.8	2,566.7
Total Retirement and Income Solutions	6,166.9	4,799.7	4,212.5
Principal Global Investors (1)	692.5	668.2	664.1
U.S. Insurance Solutions
Specialty benefits insurance	1,866.0	1,724.7	1,616.8
Individual life insurance	1,569.3	1,532.8	1,480.9
Eliminations	(0.1)	—	—
Total U.S. Insurance Solutions	3,435.2	3,257.5	3,097.7
Corporate	(111.0)	(99.9)	(109.9)
Total segment operating revenues	10,183.6	8,625.5	7,864.4
Net realized capital losses, net of related revenue adjustments	(124.4)	(9.6)	(299.2)
Other income on an indemnified uncertain tax position	60.2	—	—
Exited group medical insurance business	1.3	0.2	2.0
Total revenues per consolidated statements of operations	$10,120.7	$8,616.1	$7,567.2

Pre-tax operating earnings (loss) by segment:
Retirement and Income Solutions	$740.1	$851.2	$752.5
Principal Global Investors	178.7	159.7	135.3
U.S. Insurance Solutions	428.6	343.3	295.8
Corporate	(23.5)	(30.2)	(54.9)
Total segment pre-tax operating earnings	1,323.9	1,324.0	1,128.7
Pre-tax net realized capital losses, as adjusted (2)	(123.1)	(65.3)	(257.3)
Pre-tax other adjustments (3)	11.7	(63.1)	(1.7)
Certain adjustments related to equity method investments	10.8	29.9	17.7
Income before income taxes per consolidated statements
of operations	$1,223.3	$1,225.5	$887.4

(1)	Reflects inter-segment revenues of $294.5 million, $276.5 million and $250.1 million for the years ended December 31, 2015, 2014 and 2013, respectively.
(2) Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31,
	2015	2014	2013

	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$(26.0)	$62.7	$(211.3)
Certain derivative and hedging-related adjustments	(97.2)	(73.0)	(87.0)
Certain market value adjustments to fee revenues	(1.1)	—	—
Recognition of front-end fee (revenue) expense	(0.1)	0.7	(0.9)
Net realized capital losses, net of related revenue adjustments	(124.4)	(9.6)	(299.2)
Amortization of deferred acquisition costs and other actuarial balances	(13.6)	(49.6)	47.8
Capital (gains) losses distributed	15.1	(10.9)	(24.3)
Certain market value adjustments of embedded derivatives	(0.2)	4.8	18.4
Pre-tax net realized capital losses, as adjusted (a)	$(123.1)	$(65.3)	$(257.3)

(a)	As adjusted before noncontrolling interest capital gains (losses) and net realized capital gains (losses) associated with exited group medical insurance business.

(1)
For the year ended December 31, 2015, pre-tax other adjustments included the positive effect of the impact of a court ruling on some uncertain tax positions ($15.1 million) and the negative effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP ($3.4 million).

For the year ended December 31, 2014, pre-tax other adjustments included the negative effect of the impact of (a) a court ruling on some uncertain tax positions ($62.2 million) and (b) the effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.9 million).

For the year ended December 31, 2013, pre-tax other adjustments included the negative effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP.

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2015	2014	2013

	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$76.1	$128.5	$139.2
Principal Global Investors	64.0	56.3	48.3
U.S. Insurance Solutions	142.9	112.5	95.9
Corporate	(8.8)	(17.5)	(19.6)
Total segment income taxes from operating earnings	274.2	279.8	263.8
Tax benefit related to net realized capital losses, as adjusted	(36.5)	(21.9)	(90.0)
Tax expense (benefit) related to other after-tax adjustments	44.2	(14.9)	(0.6)
Total income taxes per consolidated statements of operations	$281.9	$243.0	$173.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining pre-tax operating earnings. Segment depreciation and amortization is reconciled to depreciation and amortization included in operating expenses in our consolidated statements of operations.

	For the year ended December 31,
	2015	2014	2013

	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$28.3	$27.5	$23.1
Principal Global Investors	11.1	12.9	10.2
U.S. Insurance Solutions	17.3	16.7	13.7
Corporate	4.3	3.3	3.9
Total segment depreciation and amortization expense included in
pre-tax operating earnings	61.0	60.4	50.9
Depreciation and amortization expense related to pre-tax
other adjustments	—	—	1.4
Total depreciation and amortization expense included in our
consolidated statements of operations	$61.0	$60.4	$52.3

18. Stock‑Based Compensation Plans

As of December 31, 2015, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Long-Term Performance Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock Based Compensation Plans"). As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan or the Long-Term Performance Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Compensation cost	$43.3	$41.2	$42.9
Related income tax benefit	14.6	14.0	12.8
Capitalized as part of an asset	2.2	2.5	2.6

Nonqualified Stock Options
Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2015	2014	2013
Expected volatility	52.2%	53.2%	53.3%
Expected term (in years)	6.5	6.5	6.5
Risk-free interest rate	1.8%	2.0%	1.1%
Expected dividend yield	2.81%	2.50%	3.00%
Weighted average estimated fair value	$20.43	$18.89	$11.95

We previously determined expected volatility based on, among other factors, historical volatility using daily price observations. Beginning with nonqualified stock options granted in 2013, we determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into the expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.
As of December 31, 2015, there was $2.3 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.8 years.
Performance Share Awards
Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors, including return on common equity, operating income and book value per common share, must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.
The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2015, 2014 and 2013 was $51.33, $44.88 and $30.70, respectively.
As of December 31, 2015, there was $6.0 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.8 years.
Restricted Stock Units
Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. There is no maximum contractual term on these awards. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.
The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2015, 2014 and 2013 was $51.31, $45.00 and $30.80, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

As of December 31, 2015, there was $34.1 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Employee Stock Purchase Plan
Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $7.30, $8.94 and $14.16 during 2015, 2014 and 2013, respectively.

19. Quarterly Results of Operations (Unaudited)
The following is a summary of unaudited quarterly results of operations.

	For the three months ended
	December 31	September 30	June 30	March 31
	(in millions)
2015
Total revenues	$2,325.5	$2,792.1	$2,775.7	$2,227.4
Total expenses	2,074.1	2,418.8	2,538.1	1,866.4
Net income	201.6	291.6	206.8	241.4
Net income attributable to PLIC	200.8	290.8	198.9	240.1

2014
Total revenues	$2,472.5	$2,042.3	$2,074.1	$2,027.2
Total expenses	2,169.7	1,725.3	1,766.7	1,728.9
Net income	240.3	253.2	233.5	255.5
Net income attributable to PLIC	239.7	248.6	229.6	234.6

PART C
OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement

(1)	Part A:
Condensed Financial Information for the 10 years ended December 31, 2014.

(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities, December 31, 2014
Statements of Operations for the year ended December 31, 2014
Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Financial Position at December 31, 2014, and 2013.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.

(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules*
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2014*
Schedule III - Supplementary Insurance Information as of December 31, 2014, 2013 and 2012 and for each of the years then ended*
Schedule IV - Reinsurance as of December 31, 2014, 2013 and 2012 and for each of the years then ended*

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor - filed with the Commission on filed on 03/01/1996
	(3a)	Distribution Agreement (filed 03/01/1996)
	(3b)	Selling Agreement (filed 03/01/1996)
	(4a)	Form of Variable Annuity Contract (filed 12/16/1997)
	(4b)	Form of Variable Annuity Contract Endorsement (filed 12/16/1997)
	(4c)	Form of Variable Annuity Contract Rider (filed 12/16/1997)
	(5)	Form of Variable Annuity Application (filed 10/23/1997)
	(6a)	Articles of Incorporation of the Depositor (filed 03/01/1996)
	(6b)	Bylaws of Depositor (filed 03/01/1996)

(8)	Participation Agreements
a. Principal Variable Contracts Funds, Inc.
	(1)	Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(2)	Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(3)	Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(4)	Participation Agreement Letter Amendment dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(5)	Participation Agreement Amendment No. 3 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(6)	Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Participation Agreement Amendment dated 02/09/2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000054)

(9)	Opinion of Counsel (filed 03/01/1996)
(10a)	Consent of Ernst & Young LLP *
(10b)	Powers of Attorney *
(10c)	Consent of Counsel *
(11)	Financial Statement Schedules *
(13a)	Total Return Calculation (filed 03/01/1996)
(13b)	Annualized Yield for Separate Account B (filed 03/01/1996)
* Filed herein
** To be filed by Amendment.

Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive Committee
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 520 Sandhill Ct. Marco Island, FL 34145	Director Member, Audit and Human Resources Committees
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee Member, Nominating and Governance Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit and Human Resources Committees
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Member, Executive Committee Principal Life: President and Chief Executive Officer
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG(1)	Chairman - Principal Financial Group - Asia
DAVID M. BLAKE(2)	Senior Executive Director and Head Global Fixed Income
ELIZABETH S. BRADY(2)	Senior Vice President and Chief Marketing Officer
GREGORY J. BURROWS(2)	Senior Vice President Retirement and Investor Services
NICHOLAS M. CECERE(2)	Senior Vice President - USIS Distribution
TIMOTHY M. DUNBAR(2)	Executive Vice President and Chief Investment Officer
GREGORY B. ELMING(2)	Senior Vice President and Chief Risk Officer
NORA M. EVERETT(2)	President Retirement and Investor Services
AMY C. FRIEDRICH(2)	Senior Vice President, Specialty Benefits Division
GINA L. GRAHAM(2)	Vice President and Treasurer
PATRICK G. HALTER(2)	Senior Executive Director Principal Real Estate Investors
MARK S. LAGOMARCINO(2)	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(2)	Senior Executive Director - Multi-Asset Allocation
TERRANCE J. LILLIS(2)	Executive Vice President and Chief Financial Officer
GREGORY A. LINDE(2)	Senior Vice President Individual Life
JAMES P. MCCAUGHAN(2)	President - Global Asset Management
BARBARA A. MCKENZIE(2)	Senior Executive Director and Chief Operating Officer - Boutique Operations (PGI)
DENNIS J. MENKEN(2)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(2)	Senior Vice President Retirement and Investor Services
ELIZABETH L. RAYMOND(2)	Senior Vice President and Chief Human Resources Officer
ANGELA R. SANDERS(2)	Senior Vice President and Controller
RENEE V. SCHAAF(2)	Senior Vice President and Chief Operating Officer, Principal International
GARY P. SCHOLTEN(2)	Executive Vice President and Chief Information Officer
KAREN E. SHAFF(2)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(2)	Senior Executive Director - Strategy and Boutique Operations (PGI)
DEANNA D. STRABLE(2)	President - U.S. Insurance Solutions
LUIS E. VALDES(2)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE(2)	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(3)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	Unit 1001-3, Central Plaza
18 Harbour Road
Wanchai
Hong Kong, China

(2)	711 High Street
Des Moines, IA 50392

(3)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2015 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2015)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->Princor Financial Services Corporation*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	74
-->Claritas Participacoes S.A.*#	Brazil	86
-->Claritas Administracao de Recursos LTDA *#	Brazil	82
-->Principal International, Inc.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->Finansa Asset Management Limited *#<	Thailand	100
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal International Mexico, LLC *#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero.*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion,	Mexico	100
Principal Grupo Financiero *#
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited *	Wales/United Kingdom	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	76
-->PGI Finisterre Holding Company LTD *	Wales/United Kingdom	100
-->Finisterre Holdings Limited *	Malta	56.5
-->Finisterre Capital UK Limited *	Wales/United Kingdom	100
-->Finisterre Capital LLP *	Wales/United Kingdom	86

-->Finisterre Hong Kong Limited *	Hong Kong	100
-->Finisterre Malta Limited *	Malta	100
-->Finisterre USA, Inc. *	Delaware	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company +#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited *#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	95
-->Columbus Circle Investors*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC *#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health *#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC *#	Delaware	100
-->Principal Financial Services II (US), LLC *#	Delaware	100

-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP *#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services VI (UK) LTD *#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD *#	United Kingdom	100
-->Liongate Capital Management LLP *	Wales/United Kingdom	55
-->Liongate Limited *	Malta	55
-->Liongate Capital Management (Cayman) Limited *	Cayman Islands	100
-->Liongate Capital Management (UK) Limited *	Wales/United Kingdom	100
-->Liongate Multi-Strategy GP Limited *	Cayman Islands	100
-->Liongate Capital Management Limited *	Malta	100
-->Liongate Capital Management (India) Private Limited *	India	100
-->Liongate Capital Management Inc.	Delaware	100
-->Liongate Capital Management (US) LP *	Delaware	100
-->Principal Financial Services Latin America LTD. *#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile *#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.	Chile	100
-->Hipotecaria Cruz Del Sur Principal, S.A *	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A. *#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc. *#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Union Bond & Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners - As of March 31, 2016

(1)	(2)
Number of
Title of Class	Contractowners
BFA Variable Annuity Contracts	6
Pension Builder Plus Contracts	71
Personal Variable Contracts	13
Premier Variable Contracts	22
Flexible Variable Annuity Contract	21,144
Freedom Variable Annuity Contract	835
Freedom 2 Variable Annuity Contract	262
Investment Plus Variable Annuity Contract	67,459
Principal Lifetime Income Solutions	1,040
Principal Pivot Series Variable Annuity	580

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Deborah J. Barnhart	Director/Distribution (PPN)
Principal Financial Group(1)

Patricia A. Barry	Assistant Corporate Secretary
Principal Financial Group(1)

Teresa M. Button	Vice President and Treasurer
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group(1)

William Dunker	AML Officer
Principal Financial Group(1)

Gregory B. Elming	Director
Principal Financial Group(1)

Nora M. Everett	Director
Principal Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel/Assistant Corporate Secretary
Principal Financial Group(1)

Kara Hoogensen	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Jennifer Litchfield	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Julie LeClere	Senior Vice President/Managing Director
Principal Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
Principal Financial Group(1)

Karen E. Shaff	Executive Vice President/General Counsel/Corporate Secretary
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Jeffrey A. Van Baale	Chief Information Officer
Principal Financial Group(1)

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

John Wetherell	Private Funds Chief Compliance Officer
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50392
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$41,960,517.71	0	0	0

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59½, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.
Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.
Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 29th day of April, 2016.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Director, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, President, and	April 29, 2016
D. J. Houston	Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 29, 2016
A. R. Sanders	(Principal Accounting Officer)

/s/ T. J. Lillis	Executive Vice President and	April 29, 2016
T. J. Lillis	Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	April 29, 2016
B. J. Bernard

(J. Carter-Miller)*	Director	April 29, 2016
J. Carter-Miller

(G. E. Costley)*	Director	April 29, 2016
G. E. Costley

(M.T. Dan)*	Director	April 29, 2016
M. T. Dan

(D. H. Ferro)*	Director	April 29, 2016
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	April 29, 2016
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 29, 2016
S. L. Helton

(R. C. Hochschild)*	Director	April 29, 2016
R. C. Hochschild

(B. C. Pickerell)*	Director	April 29, 2016
B. C. Pickerell

(E. E. Tallett)*	Director	April 29, 2016
E. E. Tallett

(L. D. Zimpleman)*	Chairman of the Board	April 29, 2016
L. D. Zimpleman

*By	/s/ D. J. Houston
D. J. Houston
Director, President, and Chief Executive Officer

*	Powers of Attorney filed herein